Registration Statement No. 333-70659

811-08223

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 6 to the

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 19 to the

THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
(Exact name of Registrant)

THE TRAVELERS LIFE AND ANNUITY COMPANY
(Name of Depositor)

One Cityplace, Hartford, Connecticut 06103-3415
 (Address of Depositor’s Principal Executive Offices)
 Depositor’s Telephone Number, including area code: (860) 308-1000

 ERNEST J. WRIGHT

The Travelers Life and Annuity Company
 One Cityplace
 Hartford, Connecticut 06103-3415
 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]	on May 1, 2003 pursuant to paragraph (b) of Rule 485.

[ ]	__ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]	on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[N/A]	this post-effective amendment designates a new effective date for a previously filed pos-effective amendment.

PART A

Information Required in a Prospectus

Travelers Vintage XTRA Annuity Prospectus:

The Travelers Fund BD III For Variable Annuities
The Travelers Fund BD IV For Variable Annuities

This prospectus describes Travelers Vintage XTRA Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“Qualified Contracts”) as well as those that do not qualify for such treatment (“Nonqualified Contracts”). We may issue it as an individual Contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to Contracts and certificates as “Contracts.” You can choose to have your premium (“Purchase Payments”) and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed bas is in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

AllianceBernstein Variable Product Series Fund, Inc.	Smith Barney Investment Series
AllianceBernstein Growth and Income Portfolio — Class B(1)	Smith Barney Large Cap Core Portfolio
AllianceBernstein Premier Growth Portfolio — Class B(2)	Smith Barney Premier Selections All Cap Growth Portfolio
American Funds Insurance Series	Smith Barney Multiple Discipline Trust
Global Growth Fund — Class 2 Shares	Multiple Discipline Portfolio — All Cap Growth and Value
Growth Fund — Class 2 Shares	Multiple Discipline Portfolio — Balanced All Cap Growth and
Growth-Income Fund — Class 2 Shares	Value
Franklin Templeton Variable Insurance Products Trust	Multiple Discipline Portfolio — Global All Cap Growth and
Franklin Small Cap Fund — Class 2 Shares	Value
Mutual Shares Securities Fund — Class 2 Shares	Multiple Discipline Portfolio — Large Cap Growth and Value
Templeton Developing Markets Securities Fund — Class 2	The Travelers Series Trust
Shares	Equity Income Portfolio
Templeton Foreign Securities Fund — Class 2 Shares	Large Cap Portfolio
Greenwich Street Series Fund	Lazard International Stock Portfolio
Appreciation Portfolio	MFS Emerging Growth Portfolio
Diversified Strategic Income Portfolio	MFS Research Portfolio
Equity Index Portfolio — Class II Shares	Pioneer Fund Portfolio(6)
Fundamental Value Portfolio	Travelers Series Fund Inc.
Janus Aspen Series	AIM Capital Appreciation Portfolio
Mid Cap Growth Portfolio — Service Shares(3)	Alliance Growth Portfolio
Lazard Retirement Series, Inc.	MFS Total Return Portfolio
Lazard Retirement Small Cap Portfolio	Smith Barney Aggressive Growth Portfolio
Lord Abbett Series Fund, Inc.	Smith Barney High Income Portfolio
Growth and Income Portfolio	Smith Barney Large Capitalization Growth Portfolio
Mid-Cap Value Portfolio	Smith Barney Mid Cap Core Portfolio
PIMCO Variable Insurance Trust	Smith Barney Money Market Portfolio
Real Return Portfolio — Administrative Class	Travelers Managed Income Portfolio
Total Return Portfolio — Administrative Class	Van Kampen Enterprise Portfolio
Putnam Variable Trust	Van Kampen Life Investment Trust
Putnam VT International Equity Fund — Class IB Shares(4)	Emerging Growth Portfolio Class I Shares
Putnam VT Small Cap Value Fund — Class IB Shares	Variable Annuity Portfolios
Salomon Brothers Variable Series Funds Inc.	Smith Barney Small Cap Growth Opportunities Portfolio
All Cap Fund — Class I(5)	Variable Insurance Products Fund II
Investors Fund — Class I	Contrafund® Portfolio — Service Class
Small Cap Growth Fund — Class I	Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2

______________

(1)	Formerly Growth and Income Portfolio — Class B	(4)	Formerly Putnam VT International Growth Fund — Class IB Shares
(2)	Formerly Premier Growth Portfolio — Class B	(5)	Formerly Capital Fund — Class I
(3)	Formerly Aggressive Growth Portfolio — Service Shares	(6)	Formerly Utilities Portfolio

We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you. The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Life & Annuity, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC ’s website (http://www.sec.gov). See Appendix E for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus dated May 1, 2003

Glossary	3	Payment Options	37
Summary	5	Election of Options	37
Fee Table	9	Annuity Options	37
Condensed Financial Information	16	Variable Liquidity Benefit	38
The Annuity Contract	16	Miscellaneous Contract Provisions	38
Contract Owner Inquiries	17	Right to Return	38
Purchase Payments	17	Termination	38
Purchase Payment Credits	17	Required Reports	38
Accumulation Units	18	Suspension of Payments	38
The Variable Funding Options	18	The Separate Accounts	39
Fixed Account	23	Performance Information	39
Charges and Deductions	23	Federal Tax Considerations	40
General	23	Non-Resident Aliens	40
Withdrawal Charge	24	General Taxation of Annuities	40
Free Withdrawal Allowance	24	Types of Contracts: Qualified or
Transfer Charge	25	Nonqualified	40
Administrative Charges	25	Nonqualified Annuity Contracts	41
Mortality and Expense Risk Charge	25	Qualified Annuity Contracts	41
Variable Liquidity Benefit Charge	25	Penalty Tax for Premature Distributions	42
E.S.P. Charge	25	Diversification Requirements for
GMWB Charge	26	Variable Annuities	42
Variable Funding Option Expenses	26	Ownership of the Investments	42
Premium Tax	26	Mandatory Distributions for Qualified Plans	42
Changes in Taxes Based Upon Premium or		Taxation of Death Benefit Proceeds	42
Value	26	Other Information	42
Transfers	26	The Insurance Companies	42
Dollar Cost Averaging	27	Financial Statements	43
Access to Your Money	28	Distribution of Variable Annuity Contracts	43
Guaranteed Minimum Withdrawal Benefit	28	Conformity with State and Federal Laws	43
Systematic Withdrawals	29	Voting Rights	43
Ownership Provisions	30	Legal Proceedings and Opinions	43
Types of Ownership	30	Appendix A: Condensed Financial
Contract Owner	30	Information for The Travelers Fund
Beneficiary	30	BD III for Variable Annuities	A-1
Annuitant	31	Appendix B: Condensed Financial
Contingent Annuitant	31	Information for The Travelers Fund
Death Benefit	31	BD IV for Variable Annuities	B-1
Death Proceeds Before the Maturity Date	31	Appendix C: The Fixed Account	C-1
Enhanced Stepped-up Provision (“E.S.P.”)	32	Appendix D: Waiver of Withdrawal Charge
Payment of Proceeds	33	for Nursing Home Confinement	D-1
Spousal Contract Continuance	34	Appendix E : Contents of the Statement of
Beneficiary Contract Continuance	34	Additional Information	E-1
Planned Death Benefit	35
Death Proceeds After the Maturity Date	35
The Annuity Period	35
Maturity Date	35
Allocation of Annuity	36
Variable Annuity	36
Fixed Annuity	36

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Glossary

Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.

Annuity Payments — a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.

Cash Surrender Value — the Contract Value less any withdrawal charge and premium tax not previously deducted.

Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

Contract Date — the date on which the Contract is issued.

Contract Owner (you) – the person named in the Contract (on the specifications page) as the owner of the Contract.

Contract Value — Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the fixed account, adjusted by any applicable charges and withdrawals.

Contract Years — twelve month periods beginning with the Contract Date.

Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

Due Proof of Death — (I) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

Fixed Account — an account that consists of all of the assets under this Contract other than those in the Separate Account.

Home Office — the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office which we may designate for the purpose of administering this Contract.

Maturity Date — the date on which the Annuity Payments are to begin.

Payment Option — an Annuity or Income option elected under your Contract.

Purchase Payment — any premium paid by you to initiate or supplement this Contract.

Purchase Payment Credit — an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

Qualified Contract — a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Variable Funding Options. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Variable Funding Option.

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Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

Valuation Date — a date on which a Sub-Account is valued.

Valuation Period — the period between successive valuations.

Variable Funding Option — an investment option that, through a Subaccount of the Separate Account, invests in an Underlying Fund.

We, us, our — The Travelers Insurance Company or The Travelers Life and Annuity Company.

Written Request — written information sent to us in a form and content satisfactory to us and received at our Home Office.

You, your — the Contract Owner.

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Summary:
Travelers Vintage XTRA Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated asset account (“Separate Account”). The Travelers Insurance Company sponsors the Travelers Fund BD III for Variable Annuities (“Fund BD III”); The Travelers Life and Annuity Company sponsors the Travelers Fund BD IV for Variable Annuities (“Fund BD IV”). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (“Annuity Payments”) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

Can I exchange my current annuity contract for this Contract? The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes

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on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

Is there a right to return period? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

Can you give a general description of the Variable Funding Options and how they operate? Through its Subaccounts, the Separate Account uses your Purchase Payments to purchase units, at your direction, of one or more of the Variable Funding Options. In turn, each Variable Funding Option invests in an underlying mutual fund (“Underlying Fund”) that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25% for the Standard Death Benefit and 1.45% for the Enhanced Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% in years ten and later.

If you select the Enhanced Stepped-Up Provision (“E.S.P.”), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. This provision is not available to a customer when either the Annuitant or owner is age 76 or older on the rider effective date.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 8% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit.

If you select the Guaranteed Minimum Withdrawal Benefit (“GMWB”), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

How will my Purchase Payments and withdrawals be taxed? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin

6

receiving Annuity Payments. Under a Nonqualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59½ when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

What is the death benefit under the Contract? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of beneficiary or spousal contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Purchase Payment Credits. For each payment you make, we will add a credit to your Contract Value. We will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. The expenses for a Contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may offset the amount of the Purchase Payment Credit.
    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Systematic Withdrawal Option. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.
    Managed Distribution Program. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service’s minimum distribution requirements imposed on certain contracts once the owner reaches age 70½ or retires. These minimum distributions occur during the accumulation phase.
    Enhanced Stepped-Up Provision (“E.S.P.”). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.
    Spousal Contract Continuance (subject to availability). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.
    Beneficiary Contract Continuance (not permitted for non-natural beneficiaries). If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000
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    and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

      Guaranteed Minimum Withdrawal Benefit (“Principal Guarantee”). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you either 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full.
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FEE TABLE

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See “Charges and Deductions” in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each Variable Funding Option purchases shares of the Underlying Fund at net asset value. The net asset value already reflects the deduction of each Underlying Fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of Underlying Fund expenses.

We receive payments or offsets from some of the Underlying Funds, affiliates or service providers for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an Underlying Fund on behalf of the Separate Accounts. These payments do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

Transaction Expenses

  Withdrawal Charge

  (as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)

Years Since Purchase Payment Made		Withdrawal Charge

Greater than or Equal To	But less than
0 years	4 years	8%
4 years	5 years	7%
5 years	6 years	6%
6 years	7 years	5%
7 years	8 years	4%
8 years	9 years	3%
9 +years	0%

Transfer Charge	$10 on transfers that exceed 12 per year

  (We do not currently assess this charge.)

Contract Administrative Charges

Annual Contract Administrative Charge	$40
(waived if Contract Value is $100,000 or more)

Annual Separate Account Charges

(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge (“M & E”) of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, there is a maximum 0.20% charge for E.S.P., and a maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (“GMWB”), both optional features. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

	Standard Death Benefit	Enhanced Death Benefit
Mortality and Expense Risk Charge	1.25%	1.45%
Administrative Expense Charge	0.15%	0.15%
Total with No Optional Features Selected	1.40%	1.60%
Total with E.S.P. only selected	1.60%	1.80%
Total with GMWB only selected	2.40%	2.60%
Total with E.S.P. and GMWB selected	2.60%	2.80%
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Variable Funding Option Expenses:

The first table below shows the minimum and maximum fees and expenses charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)
Total Annual Fund Operating Expenses	0.42%	119.99%

Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)

(as a percentage of average daily net assets of the funding option)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I†	0.61%	—	0.24%	0.85%
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio — Class B*	0.63%	0.25%	0.05%	0.93%
AllianceBernstein Premier Growth Portfolio — Class B*	1.00%	0.25%	0.06%	1.31%
American Funds Insurance Series
Global Growth Fund — Class 2 Shares*	0.67%	0.25%	0.04%	0.96%
Growth Fund — Class 2 Shares*	0.38%	0.25%	0.02%	0.65%
Growth-Income Fund — Class 2 Shares*	0.33%	0.25%	0.02%	0.60%
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 Shares*	0.53%	0.25%	0.31%	1.09%(2)
Mutual Shares Securities Fund — Class 2 Shares*	0.60%	0.25%	0.21%	1.06%(2)
Templeton Developing Markets Securities Fund — Class 2 Shares*	1.25%	0.25%	0.33%	1.83%(1)
Templeton Foreign Securities Fund — Class 2 Shares*	0.70%	0.25%	0.20%	1.15%(2)
Greenwich Street Series Fund
Appreciation Portfolio	0.75%	—	0.02%	0.77%(14)
Diversified Strategic Income Portfolio	0.65%	—	0.22%	0.87%(14)
Equity Index Portfolio — Class II Shares*	0.31%	0.25%	0.05%	0.61%(3)
Fundamental Value Portfolio	0.75%	—	0.03%	0.78%(14)
Janus Aspen Series
Mid Cap Growth Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%(4)
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio*	0.75%	0.25%	0.42%	1.42%(5)
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	0.50%	—	0.46%	0.96%(6)
Mid-Cap Value Portfolio	0.75%	—	0.40%	1.15%(6)
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Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

PIMCO Variable Insurance Trust
Real Return Portfolio — Administrative Class	0.25%	—	0.42%	0.67%(7)
Total Return Portfolio — Administrative Class	0.25%	—	0.41%	0.66%(8)
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares*	0.70%	0.25%	0.86%	1.81%
Putnam VT International Equity Fund — Class IB Shares*	0.77%	0.25%	0.22%	1.24%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.12%	1.17%
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	0.85%	—	0.12%	0.97%
Investors Fund — Class I	0.70%	—	0.11%	0.81%(9)
Small Cap Growth Fund — Class I	0.75%	—	0.55%	1.30%
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	0.75%	—	0.18%	0.93%
Smith Barney Premier Selections All Cap Growth Portfolio	0.75%	—	0.36%	1.11%
Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio — All Cap Growth and Value*	0.75%	0.25%	20.24%	21.24%(10)
Multiple Discipline Portfolio — Balanced All Cap Growth and Value*	0.75%	0.25%	22.38%	23.28%(10)
Multiple Discipline Portfolio — Global All Cap Growth and Value*	0.75%	0.25%	51.11%	52.11%(10)
Multiple Discipline Portfolio — Large Cap Growth and Value*	0.75%	0.25%	118.99%	119.99%(10)
The Travelers Series Trust
Equity Income Portfolio	0.75%	—	0.09%	0.84%(11)
Large Cap Portfolio	0.75%	—	0.10%	0.85%(12)
Lazard International Stock Portfolio	0.89%	—	0.17%	1.06%(13)
MFS Emerging Growth Portfolio	0.81%	—	0.08%	0.89%(14)
MFS Research Portfolio	0.86%	—	0.08%	0.94%(15)
Pioneer Fund Portfolio	0.81%	—	0.19%	1.00%(16)
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.05%	0.85%(17)
Alliance Growth Portfolio	0.80%	—	0.03%	0.83%(17)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(17)
Smith Barney Aggressive Growth Portfolio	0.80%	—	0.03%	0.83%(18)
Smith Barney High Income Portfolio	0.60%	—	0.09%	0.69%(17)
Smith Barney International All Cap Growth Portfolio†	0.90%	—	0.10%	1.00%(19)
Smith Barney Large Cap Value Portfolio†	0.65%	—	0.03%	0.68%(17)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.05%	0.80%
Smith Barney Mid Cap Core Portfolio	0.75%	—	0.15%	0.90%
Smith Barney Money Market Portfolio	0.38%	—	0.04%	0.42%
Travelers Managed Income Portfolio	0.65%	—	0.04%	0.69%(17)
Van Kampen Enterprise Portfolio	0.70%	—	0.06%	0.76%(17)
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class I Shares	0.70%	—	0.08%	0.78%
11

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	—	0.15%	0.90%
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class*	0.58%	0.10%	0.10%	0.78%(20)
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.12%	0.95%(21)

______________

     *   The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

     †   Closed to new investors.

     #   Expense reimbursements and waivers that are voluntary may be terminated at any time.

Notes

     (1)   The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus.

     (2)   The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund’s Board of Trustees and an exemptive order by the Securities and Exchange Commission.

     (3)   Management fee includes administration fees. Effective June 24, 2002, the Advisory fee for GSS Equity Index Portfolio increased to 0.25% from 0.15%, therefore the actual Management fee for the year was a blended rate of 0.20% plus 0.06% in Administration fees.

     (4)   Expenses for all Portfolios are based upon expenses for the year ended December 31, 2002. All expenses are shown without the effect of any expense offset arrangements. Formerly, Aggressive Growth Portfolio.

     (5)   The Fund maintains a voluntary expense cap of 1.25%.

     (6)   Other Expenses and Total Annual Fund Operating Expenses have been restated based on estimates for the current fiscal year. For the year 2003, Lord Abbett & Co LLC has contractually agreed to reimburse a portion of the Fund’s expenses to the extent necessary to maintain its Other Expenses at an aggregate rate of 0.40% of its average daily net assets.

     (7)   “Other Expenses” reflects a 0.25% administrative fee, 0.01% representing the class’ pro rata Trustees’ fees, and 0.01% interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.

     (8)   “Other Expenses” reflects a 0.25% administrative fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

     (9)   As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

     (10)   The Funds have a voluntary expense cap of 1.00%, so after reductions the Total Annual Operating Expense for each fund would be 1.00%.

     (11)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Equity Income Portfolio were 0.78%.

     (12)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Large Cap Portfolio were 0.81%.

     (13)   Management fee includes an administration fee. Fund has a voluntary expense cap of 1.25%.

     (14)   Management fee includes an administration fee. Fund has a voluntary expense cap of 0.80%.

     (15)   Management fee includes an administration fee. Fund has a voluntary expense cap of 1.00%.

     (16)   The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On April 22, 2003, the shareholders of the fund approved a new investment advisory agreement, which became effective May 1, 2003. Under the new agreement, the management fee increased by 0.10%. The management fee also includes a 0.06% fee for adminstrative services.

     (17)   Fund has a voluntary expense cap of 1.25%.

     (18)   Fund has a voluntary expense cap of 1.00%.

     (19)   Fund has a voluntary expense cap of 1.50%.

12

     (20)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Contrafund Portfolio — Service Class were 0.74%.

     (21)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Mid Cap Portfolio — Service Class 2 were 0.88%.

13

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the Underlying Funds for the year ended December 31, 2002. The examples are based on the Funds’ Total Annual Operating Expenses before reimbursement, and do not reflect any waivers or reimbursements. If you have selected Variable Funding Options that have voluntarily or contractually agreed to limit the Total Annual Operating Expenses, your expenses may be lower.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets, Purchase Payment Credits of 4.5%, and Separate Account charges of 2.80%, which is the maximum charge for the maximum number of optional benefits. For those contracts that do not elect the maximum number of optional benefits, the expenses would be lower. The examples also reflect the annual contract administrative charge.

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I†	1133	1927	2604	3936	371	1127	1904	3936
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio — Class B	1141	1950	2641	4005	379	1150	1941	4005
AllianceBernstein Premier Growth Portfolio — Class B	1178	2059	2817	4326	416	1259	2117	4326
American Funds Insurance Series
Global Growth Fund — Class 2 Shares	1144	1959	2655	4031	382	1159	1955	4031
Growth Fund — Class 2 Shares	1113	1869	2509	3760	351	1069	1809	3760
Growth-Income Fund — Class 2 Shares	1108	1855	2485	3715	346	1055	1785	3715
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 Shares	1157	1996	2715	4142	395	1196	2015	4142
Mutual Shares Securities Fund — Class 2 Shares	1154	1988	2701	4116	392	1188	2001	4116
Templeton Developing Markets Securities Fund — Class 2 Shares	1229	2206	3052	4743	467	1406	2352	4743
Templeton Foreign Securities Fund — Class 2 Shares	1162	2014	2743	4192	400	1214	2043	4192
Greenwich Street Series Fund
Appreciation Portfolio	1125	1904	2566	3866	363	1104	1866	3866
Diversified Strategic Income Portfolio	1135	1933	2613	3953	373	1133	1913	3953
Equity Index Portfolio — Class II Shares	1109	1858	2490	3724	347	1058	1790	3724
Fundamental Value Portfolio	1126	1907	2571	3874	364	1107	1871	3874
Janus Aspen Series
Mid Cap Growth Portfolio — Service Shares	1140	1947	2636	3996	378	1147	1936	3996
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	1189	2090	2867	4416	427	1290	2167	4416
14

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	1144	1959	2655	4031	382	1159	1955	4031
Mid-Cap Value Portfolio	1162	2014	2743	4192	400	1214	2043	4192
PIMCO Variable Insurance Trust
Real Return Portfolio — Administrative Class	1115	1875	2519	3777	353	1075	1819	3777
Total Return Portfolio — Administrative Class	1114	1872	2514	3769	352	1072	1814	3769
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	1227	2201	3043	4727	465	1401	2343	4727
Putnam VT International Equity Fund — Class IB Shares	1171	2039	2785	4268	409	1239	2085	4268
Putnam VT Small Cap Value Fund — Class IB Shares	1164	2019	2752	4209	402	1219	2052	4209
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	1145	1962	2660	4039	383	1162	1960	4039
Investors Fund — Class I	1129	1916	2585	3901	367	1116	1885	3901
Small Cap Growth Fund — Class I	1177	2056	2812	4317	415	1256	2112	4317
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	1141	1950	2641	4005	379	1150	1941	4005
Smith Barney Premier Selections All Cap Growth Portfolio	1158	2002	2725	4159	396	1202	2025	4159
Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio — All Cap Growth and Value	2940	6166	8155	10042	2178	5366	7455	10042
Multiple Discipline Portfolio — Balanced All Cap Growth and Value	3098	6432	8383	10030	2336	5632	7683	10030
Multiple Discipline Portfolio — Global All Cap Growth and Value	4884	8019	8695	8245	4122	7219	7995	8245
Multiple Discipline Portfolio — Large Cap Growth and Value*	*	*	*	*	10500*	*	*	*
The Travelers Series Trust
Equity Income Portfolio	1132	1924	2599	3927	370	1124	1899	3927
Large Cap Portfolio	1133	1927	2604	3936	371	1127	1904	3936
Lazard International Stock Portfolio	1154	1988	2701	4116	392	1188	2001	4116
MFS Emerging Growth Portfolio	1137	1939	2622	3970	375	1139	1922	3970
MFS Research Portfolio	1142	1953	2646	4013	380	1153	1946	4013
Pioneer Fund Portfolio	1148	1970	2674	4065	386	1170	1974	4065
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	1133	1927	2604	3936	371	1127	1904	3936
Alliance Growth Portfolio	1131	1921	2594	3918	369	1121	1894	3918
MFS Total Return Portfolio	1131	1921	2594	3918	369	1121	1894	3918
15

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Smith Barney Aggressive Growth Portfolio	1131	1921	2594	3918	369	1121	1894	3918
Smith Barney High Income Portfolio	1117	1881	2528	3795	355	1081	1828	3795
Smith Barney International All Cap Growth Portfolio†	1148	1970	2674	4065	386	1170	1974	4065
Smith Barney Large Cap Value Portfolio†	1116	1878	2523	3786	354	1078	1823	3786
Smith Barney Large Capitalization Growth Portfolio	1128	1913	2580	3892	366	1113	1880	3892
Smith Barney Mid Cap Core Portfolio	1138	1942	2627	3979	376	1142	1927	3979
Smith Barney Money Market Portfolio	1090	1802	2399	3553	328	1002	1699	3553
Travelers Managed Income Portfolio	1117	1881	2528	3795	355	1081	1828	3795
Van Kampen Enterprise Portfolio	1124	1901	2561	3857	362	1101	1861	3857
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class I Shares	1126	1907	2571	3874	364	1107	1871	3874
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	1138	1942	2627	3979	376	1142	1927	3979
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class	1126	1907	2571	3874	364	1107	1871	3874
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	1143	1956	2650	4022	381	1156	1950	4022

______________

     †   Closed to new investors.

     *   The portfolios of the Smith Barney Multiple Discipline Fund were established on September 23, 2002. The expense examples above are based on Fund expenses before reimbursement or waiver, which expenses reflect only 3 months of Fund activity. Using this before-reimbursement figure for the Large Cap Growth and Value Portfolio, there would be no account value after Contract Year one, therefore there is no amount upon which to calculate expenses in years 3, 5 and 10. Please refer to the footnotes to the Variable Funding Option Expenses Table above for the Fund expenses after voluntary reimbursement and waiver.

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Vintage XTRA Annuity is a contract between the Contract Owner (“you”) and the Company. This is the prospectus — it is not the Contract. The prospectus simplifies many contract provisions to better communicate the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on

16

the amounts you allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account Contract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

Purchase Payments

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Purchase Payment Credits

For each Purchase Payment you make, we will add a credit to your Contract Value. The credit is a percentage of the Purchase Payment and depends on the greater age of the Contract Owner or Annuitant. If the greater age is 69 or under, the credit is 5%. If the greater age is 70 through 80, the credit is 4%.

We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

(a)	you return your Contract during the right to return period (we will include any gains on the credit in the refund);

(b)	you (or the Annuitant, with no Contingent Annuitant surviving) die during the first 12 months after the Contract Date; or

(c)	you surrender or terminate your Contract within 12 months after the Contract Date.

When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit’s investment gains or losses. We will not deduct the Purchase Payment Credit

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase payment Credits may not be included in your GMWB Remaining Benefit Base. Please refer to the description of the GMWB benefit for more information.

17

Accumulation Units

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. An Accumulation Unit works like a share of a mutual fund. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

The Variable Funding Options

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser

AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I†	Seeks to achieve long term growth of capital. Income is a secondary objective. The Fund normally invests in equity securities, including convertible securities.	A I M Advisers, Inc.
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio — Class B	Seeks reasonable current income and appreciation. The Fund normally invests in dividend-paying common stocks considered to be good quality.	Alliance Capital Management L.P. (“Alliance”)
AllianceBernstein Premier Growth Portfolio — Class B	Seeks growth of capital. The Fund normally invests in equity securities of a relatively small number of intensely researched U.S. companies.	Alliance
American Funds Insurance Series
Global Growth Fund — Class 2 Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies located around the world.	Capital Research and Management Co. (“CRM”)

18

Funding Option	Investment Objective	Investment Adviser/Subadviser

American Funds Insurance Series (cont.)
Growth Fund — Class 2 Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies that appear to offer superior opportunities for growth of capital.	CRM
Growth-Income Fund — Class 2 Shares	Seeks capital appreciation and income. The Fund normally invests in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.	CRM
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 Shares	Seeks long-term capital growth. The Fund normally invests in small capitalization companies.	Franklin Advisers, Inc.
Mutual Shares Securities Fund — Class 2 Shares	Seeks capital appreciation. Income is a secondary objective. The Fund normally invests in equity securities of companies believed to be undervalued.	Franklin Mutual Advisers, LLC
Templeton Developing Markets Securities Fund — Class 2 Shares	Seeks long-term capital appreciation. The Fund normally invests in the investments of emerging market countries, primarily equity securities.	Templeton Asset Management Ltd.
Templeton Foreign Securities Fund — Class 2 Shares	Seeks long-term capital growth. The Fund normally invests in investments, primarily equity securities, of issuers located outside of the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Greenwich Street Series Fund
Appreciation Portfolio	Seeks long- term appreciation of capital. The Fund normally invests in equity securities of U.S. companies.	Smith Barney Fund Management LLC (“SBFM”)
Diversified Strategic Income Portfolio	Seeks high current income. The Fund normally invests in fixed income securities.	SBFM Subadviser: Smith Barney Global Capital Management, Inc.
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The Fund normally invests in equity securities, or other investments with similar economic characteristics that are included in the S&P 500 Index.	TIMCO
Fundamental Value Portfolio	Seeks long-term capital growth. Current income is a secondary consideration. The Fund normally invests in common stocks, and common stock equivalents of companies, believed to be undervalued.	SBFM
Janus Aspen Series
Mid Cap Growth Portfolio — Service Shares	Seeks capital growth. The Fund normally invests in equity securities of mid-sized companies.	Janus Capital Management LLC (“Janus Capital”)
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	Seeks long-term capital appreciation. The Fund normally invests in equity securities, principally common stocks, of relatively small U.S. companies that are believed to be undervalued based on their earnings, cash flow or asset values.	Lazard Asset Management, LLC
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	Seeks long-term growth of capital and income without excessive fluctuations in market value. The Fund normally invests in equity securities of large, seasoned, U.S. and multinational companies believed to be undervalued.	Lord Abbett & Co.

19

Funding Option	Investment Objective	Investment Adviser/Subadviser

Lord Abbett Series Fund, Inc. (cont.)
Mid-Cap Value Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of mid-sized companies believed to be undervalued.	Lord Abbett & Co.
PIMCO Variable Insurance Trust
Real Return Portfolio — Administrative Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund normally invests in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments or government sponsored enterprises.	Pacific Investment Management Company LLC
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Fund normally invests in intermediate maturity fixed income securities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	Seeks long-term growth of capital. The Fund normally invests in the common stocks of U.S. companies believed to be fast-growing and whose earnings are likely to increase over time.	Putnam Investment Management (“Putnam”)
Putnam VT International Equity Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies outside the U.S.	Putnam
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in the common stocks of U.S. companies believed to be undervalued in the market.	Putnam
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	Seeks capital appreciation. The Fund normally invests in common stocks and their equivalents of companies believed to be undervalued in the marketplace.	Salomon Brothers Asset Management (“SBAM”)
Investors Fund — Class I	Seeks long term growth of capital. Secondarily seeks current income. The Fund normally invests in common stocks of established companies.	SBAM
Small Cap Growth Fund — Class I	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with small market capitalizations.	SBAM
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	Seeks capital appreciation. The Fund normally invests in the equity securities of U.S. companies with large market capitalizations.	SBFM
Smith Barney Premier Selections All Cap Growth Portfolio	Seeks long term capital growth. The Fund consists of a Large Cap Growth segment, Mid Cap Growth segment and Small Cap Growth segment. All three segments normally invest in equity securities. The Large Cap Growth segment invests in large sized companies. The Mid Cap Growth segment invests in medium sized companies. The Small Cap Growth segment invests in small sized companies.	SBFM

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Funding Option	Investment Objective	Investment Adviser/Subadviser

Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio — All Cap Growth and Value	Seeks long-term growth of capital. The Fund normally invests in equity securities within all market capitalization ranges. The Fund consists of two segments. The All Cap Growth segment combines the growth potential of small to medium companies with the stability of high-quality large company growth stocks. The All Cap Value segment invests in companies whose market prices are attractive in relation to their business fundamentals.	SBFM
Multiple Discipline Portfolio — Balanced All Cap Growth and Value	Seeks long-term growth of capital balanced principal preservation. The Fund normally invests in equity and fixed-income growth securities. The Fund consists of three segments. The All Cap Growth segment combines the growth potential of small to medium companies with the stability of high-quality large company growth stocks. The All Cap Value segment invests in companies whose market prices are attractive in relation to their business fundamentals. The Government Securities Management (7-Year) segment invests in short and intermediate term U.S. government securities with an average maturity of 7 years.	SBFM
Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio — Global All Cap Growth and Value	Seeks long-term growth of capital. The Fund normally invests in equity securities. The Fund consists of four segments. The Large Cap Growth segment focuses on high-quality stocks with consistent growth. The Large Cap Value segment invests in established undervalued companies. The Mid/Small Cap Growth segment invests in small and medium sized companies with strong fundamentals and earnings growth potential. The International/ADR segment seeks to build long-term well-diversified portfolios with exceptional risk/reward characteristics.	SBFM
Multiple Discipline Portfolio — Large Cap Growth and Value	Seeks long-term growth of capital. The Fund normally invests in equity securities of companies with large market capitalizations. The Fund consists of two segments. The Large Cap Growth segment focuses on high-quality stocks with consistent growth. The Large Cap Value segment invests in established undervalued companies.	SBFM
The Travelers Series Trust
Equity Income Portfolio	Seeks reasonable income. The Fund normally invests in equity securities with a focus on income producing equities.	TAMIC Subadviser: Fidelity Management & Research Company (“FMR”)
Large Cap Portfolio	Seeks long term growth of capital. The Fund normally invests in the securities of companies with large market capitalizations.	TAMIC Subadviser: FMR
Lazard International Stock Portfolio	Seeks capital appreciation. The Fund normally invests in equity securities of non-U.S. domiciled companies located in developed markets.	TAMIC Subadviser: Lazard Asset Management
MFS Emerging Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in common stock and related securities of emerging growth companies.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)

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Funding Option	Investment Objective	Investment Adviser/Subadviser

The Travelers Series Trust (cont.)
MFS Research Portfolio	Seeks long term growth of capital and future income. The Fund normally invests in the common stocks of companies of any size.	TAMIC Subadviser: MFS
Pioneer Fund Portfolio	Seeks reasonable income and capital growth. The Fund normally invests in equity securities that are carefully selected, reasonably priced securities.	TAMIC Subadviser: Pioneer Investment Management Inc.
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of companies that are likely to benefit from new products, services or processes or have experienced above-average earnings growth.	Travelers Investment Adviser Inc. (“TIA”) Subadviser: AIM Capital Management Inc.
Alliance Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in the equity securities of U.S. companies.	TIA Subadviser: Alliance Capital Management L.P.
MFS Total Return Portfolio	Seeks above average income consistent with the prudent employment of capital. Secondarily, seeks growth of capital and income. The Fund normally invests in a broad range of equity and fixed-income securities of both U.S. and foreign issuers.	TIA Subadviser: MFS
Smith Barney Aggressive Growth Portfolio	Seeks long-term capital appreciation. The Fund normally invests in common stocks of companies that are experiencing, or are expected to experience, growth in earnings.	SBFM
Smith Barney High Income Portfolio	Seeks high current income. Secondarily, seeks capital appreciation. The Fund normally invests in high yield corporate debt and preferred stock of U.S. and foreign issuers.	SBFM
Smith Barney International All Cap Growth Portfolio†	Seeks total return on assets from growth of capital and income. The Fund normally invests in equity securities of foreign companies.	SBFM
Smith Barney Large Cap Value Portfolio†	Seeks income and long-term growth of income and capital. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Smith Barney Mid Cap Core Portfolio	Seeks long-term growth of capital. The Fund normally invests in equities, or similar securities, of medium sized companies.	SBFM
Smith Barney Money Market Portfolio	Seeks to maximize current income consistent with preservation of capital. The Fund seeks to maintain a stable $1 share price. The Fund normally invests in high quality U.S. short-term debt securities.	SBFM
Travelers Managed Income Portfolio	Seeks high current income consistent with prudent risk of capital. The Fund normally invests in U.S. corporate debt and U.S. government securities.	TAMIC
Van Kampen Enterprise Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of growth companies.	TIA Subadviser: Van Kampen Asset Management Inc. (“Van Kampen”)
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class I Shares	Seeks capital appreciation. The Fund normally invests in common stocks of emerging growth companies.	Van Kampen

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Funding Option	Investment Objective	Investment Adviser/Subadviser

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	Seeks long term capital growth. The Fund normally invests in equity securities of small cap companies and related investments.	Citi Fund Management, Inc.
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class	Seeks long term capital appreciation. The Fund normally invests in common stocks of companies whose value may not be fully recognized by the public.	FMR
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	Seeks long term growth of capital. The Fund normally invests in common stocks of companies with medium market capitalizations.	FMR

______________

     †   Closed to new investors.

FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      the ability for you to make withdrawals and surrenders under the Contracts the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)
      administration of the annuity options available under the Contracts and the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts sales and marketing expenses including commission payments to your registered representative and other costs of doing business

Risks we assume include:

      that Annuitants may live longer than estimated when the annuity factors under the Contracts were established that the amount of the death benefit will be greater than the Contract Value and that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

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Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawal Charge

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

Years Since Purchase Payment Made

Greater than or Equal To	But less than	Withdrawal Charge

0 years	4 years	8%
4 years	5 years	7%
5 years	6 years	6%
6 years	7 years	5%
7 years	8 years	4%
8 years	9 years	3%
9 + years		0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

(a)	any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies then

(b)	any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

(c)	any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then;

(d)	any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

    •   due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

    •   under the Managed Distribution Program, or

    •   under the Nursing Home Confinement provision (as described in Appendix D)

Free Withdrawal Allowance

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only. We reserve the right to not permit the provision on a full surrender.

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Transfer Charge

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

Administrative Charges

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

            (1)   from the distribution of death proceeds;

            (2)   after an annuity payout has begun; or

            (3)   if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called “sub-account administrative charge”) on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.25% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

Years Since Initial Purchase Payment

Greater than or Equal To	But less than	Surrender Charge

0 years	4 years	8%
4 years	5 years	7%
5 years	6 years	6%
6 years	7 years	5%
7 years	8 years	4%
8 years	9 years	3%
9 + years		0%

Please refer to The Annuity Period for a description of this benefit.

E.S.P. Charge

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each Variable Funding Option.

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GMWB Charge

If you select the Guaranteed Minimum Withdrawal Benefit, a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%. Your current charge will not reset unless you reset your benefit, at which time we may modify the charge.

Variable Funding Option Expenses

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the Maturity Date, you may transfer all or part of the Contract Value between Variable Funding Options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things, the following factors:

        the total dollar amount being transferred;
        the number of transfers you made within the previous three months;
        whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
        whether your transfers are part of a group of transfers made by a third party on behalf of the individual Contract Owners in the group.
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

        reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

If we choose to enforce our contractual rights to restrict transfers to once every six months, we will so notify you in writing.

Future Modifications. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of

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all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the Maturity Date, you may make transfers only if allowed by your contract or with our consent. These restrictions are subject to any state law requirements.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

There are no charges for transfers, however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since different Underlying Funds have different expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding opti ons in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

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You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the Dollar Cost Averaging Program.

ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Guaranteed Minimum Withdrawal Benefit (“GMWB” or “Principal Guarantee”)

For an additional charge, you may elect GMWB, a living benefit that guarantees return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.

Your initial Purchase Payment is used to determine your initial remaining benefit base, (“RBB”), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. Your initial RBB does not include Purchase Payment Credits. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit (“AWB”).

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. Purchase payment credits, although included in your Contract Value, are not included in your RBB unless you reset your RBB, as described below. The maximum RBB allowed at any time is $1 million without our consent. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

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Withdrawals: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal minus any Purchase Payment Credits applied within 12 months of the withdrawal.

For example, assume your initial Purchase Payment is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in contract year two:

	Assumes 15% gain on investment			Assumes 15% loss on investment
	Contract Value	RBB	AWB (5%)	Contract Value	RBB	AWB (5%)
Values As Of
Contract date	$105,000	$100,000	$5,000	$105,000	$100,000	$5,000
Immediately prior to withdrawal, contract year two	$120,750	$100,000	$5,000	$89,250	$100,000	$5,000
Immediately after withdrawal, contract year two	$110,750	$91,718 [100,000 – (100,000 ×10,000/120,750)]	$4,586 [5,000 – (5,000 ×10,000/120,750)]	$79,250	$88,796 [100,000 – (100,000 ×10,000/89,250)]	$4,440 [5,000 – (5,000 ×10,000/89,250)]

Change in Value Due to Withdrawal (Partial Surrender Reduction)	$10,000	$8,282	$414	$10,000	$11,204	$560

Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value minus any Purchase Payment Credits received 12 months prior to the reset date. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. The current charge in effect at the time of the reset will apply. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third contract year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

  The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.
  The total annual payment amount will equal the AWB and will never exceed your RBB, and
  We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Systematic Withdrawals

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To

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elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59½. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

Managed Distribution Program. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70½. (See “Federal Tax Considerations.”) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

Contract Owner (you). The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Nonqualified Contracts. You have sole power during the Annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Nonqualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

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Annuitant

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant

You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

    the death benefit will not be payable upon the Annuitant’s death;
    the Contingent Annuitant becomes the Annuitant; and
    all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the “Annual Step-Up”). We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal or beneficiary contract continuation (“Death Report Date).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to “Annuitant” with “owner.”

Death Proceeds Before the Maturity Date

Standard Death Benefit: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

(1)	your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death or

(2)	the total Purchase Payments less the total amount of partial withdrawals you made under the Contract

Enhanced Death Benefit: We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

(1)	your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death

(2)	the total Purchase Payments less the total amount of partial withdrawals you made under the Contract or

(3)	the “step-up value” as described below

Step-Up Value. The step-up value will initially equal the initial Purchase Payment. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant’s 80th birthday and before the Annuitant’s death, if the Contract Value less any Purchase Payment Credits applied within the last 12 months is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only

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changes we will make to the step-up value on or after the Annuitant’s 80th birthday will be those related to additional Purchase Payments or withdrawals.

Partial Surrender Reduction. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value before the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal, less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

  50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

  50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

Enhanced Stepped-Up Provision (“E.S.P.”). (This provision is not available to a customer when either the Annuitant or owner is age 76 or older on the rider effective date.)

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

If the Annuitant is younger than age 70 on the rider effective date, 40% of the lesser of: (1)200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2)your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

If the Annuitant is between the ages of 70 and 75 on the rider effective date, 25% of the lesser of: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

The initial modified Purchase Payment is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

The partial surrender reduction is equal to: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

                 50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 — $9,090 = $40,910

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

                 50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 — 16,666 = $33,334

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Payment of Proceeds

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless. . .	Mandatory Payout Rules Apply*

Owner (who is not the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Owner (who is the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Non-Spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.		Yes
Non-Spousal Joint Owner (who is the Annuitant)	The beneficiary(ies), or if none, to the surviving joint owner.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.	Unless the spouse elects to continue the Contract.	Yes
Spousal Joint Owner (who is the Annuitant)	The beneficiary (ies) or, if none, to the surviving joint owner.	Unless the spousal beneficiary elects to continue the Contract.

		A spouse who is not the beneficiary may decline to receive the proceeds and instruct the Company to pay the beneficiary who may elect to continue the Contract.	Yes
Annuitant (who is not the Contract Owner)	The beneficiary (ies), or if none, to the Contract Owner.	Unless, the beneficiary elects to continue the Contract rather than receive the distribution.

		Or, if there is a Contingent Annuitant. Then, the Contingent Annuitant becomes the Annuitant and the Contract continues in effect (generally using the original Maturity Date). The proceeds will then be paid upon the death of the Contingent Annuitant or owner.	Yes
Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes
Annuitant (where owner is a nonnatural entity/trust)	The beneficiary (ies) or if none, to the owner.		Yes (Death of Annuitant is treated as death of the owner in these circumstances.)

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Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless. . .	Mandatory Payout Rules Apply*

Beneficiary	No death proceeds are payable; Contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless. . .	Mandatory Payout Rules Apply*

Owner / Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes
Beneficiary	No death proceeds are payable; Contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

______________

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the Annuitant’s death, the 5 year payout option is not available.

Spousal Contract Continuance (subject to availability — does not apply if a non-spouse is a joint owner)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse’s age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

Beneficiary Contract Continuance (not permitted for non-natural beneficiaries)

If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office

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approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued contract (the “adjusted Contract Value”) will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    transfer ownership
    take a loan
    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued contract will be based on the beneficiary’s age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

Planned Death Benefit

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      through an annuity for life or a period that does not exceed the beneficiary’s life expectancy; or
      under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

Death Proceeds after the Maturity Date

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular income payments (“Annuity Payments”). You can choose the month and the year in which those payments begin (“Maturity Date”). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and

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thereafter during the lifetime of the survivor; or (d) payments for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant’s 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner’s attainment of age 70½ or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the Accumulation Period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See “Transfers.”)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience as described above of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under “Variable Annuity,” except

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that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

PAYMENT OPTIONS

Election of Options

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant’s lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Cash Surrender Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

Annuity Options

Subject to the conditions described in “Election of Options” above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

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Variable Liquidity Benefit

This benefit is only offered with variable annuity option Payments for Fixed Period without Life Contingency.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes.

Required Reports

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate

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Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

THE SEPARATE ACCOUNTS

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a lar ger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s Variable Funding Options. We may advertise the “standardized average annual total returns” of the Variable Funding Option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the Variable Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. Purchase payment credits are not included in these calculations. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. Purchase payment credits are not included in these calculations. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For Underlying Funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding

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options would have achieved (reduced by the applicable charges) had the Underlying Fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Variable Funding Options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified or Nonqualified

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

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Nonqualified Annuity Contracts

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under applicable tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includible in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including lump-sum withdrawals and Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state’s income tax laws. Please consult your employer or tax adviser regarding this issue.

41

Penalty Tax for Premature Distributions

For both Qualified and NonQualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59½ will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a Separate Account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax-deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70½. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70½ or the year of retirement.

Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or Annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a Payment Option, they are taxed in the same way as Annuity Payments.

OTHER INFORMATION

The Insurance Companies

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business

42

in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

Financial Statements

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Cityplace, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 10% of the Purchase Payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. Also, we may pay additional compensation or permit other promotional incentives in cash, credit or other compensation for, among other things, training, marketing or services provided.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

Voting Rights

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable contract.

43

APPENDIX A — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the minimum variable charge of 1.40% = (Standard Death Benefit without E.S.P.) and the maximum variable account charge of 1.80% (Enhanced Death Benefit with E.S.P.). The variable account charges that fall in between this range are included in the Statement of Additional Information (“SAI”), which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon contained in Appendix E.

Minimum Expense
1.25 M&E, 0.15 Adm = 1.40% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	0.885	0.609	994,353
	2001	1.000	0.885	421,659

Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B (5/02)	2002	1.000	0.788	6,028

Premier Growth Portfolio — Class B (11/99)	2002	0.753	0.514	1,278,582
	2001	0.925	0.753	892,135
	2000	1.127	0.925	96,323
	1999	1.000	1.127	76,688

American Funds Insurance Series
Global Growth Fund — Class 2 (11/99)	2002	0.880	0.741	699,143
	2001	1.041	0.880	358,085
	2000	1.301	1.041	4,990
	1999	1.000	1.301	—

Growth Fund — Class 2 (12/99)	2002	0.984	0.733	997,632
	2001	1.220	0.984	537,903
	2000	1.184	1.220	112,468
	1999	1.000	1.184	—

Growth-Income Fund — Class 2 (3/00)	2002	1.110	0.894	697,242
	2001	1.098	1.110	343,429
	2000	1.000	1.098	—

Accumulation Unit Values (in dollars)

Minimum Expense
1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (4/00)	2002	0.807	0.567	250,433
	2001	0.965	0.807	194,095
	2000	1.000	0.965	—

Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.845	119,273

Templeton Foreign Securities Fund — Class 2 (4/00)	2002	0.884	0.710	169,930
	2001	1.068	0.884	49,286
	2000	1.000	1.068	—

Greenwich Street Series Fund
Appreciation Portfolio (4/00)	2002	0.971	0.789	819,902
	2001	1.025	0.971	430,775
	2000	1.000	1.025	—

Diversified Strategic Income Portfolio (2/01)	2002	1.030	1.065	130,685
	2001	1.000	1.030	155,980

Equity Index Portfolio — Class II Shares (2/01)	2002	0.822	0.629	1,408,585
	2001	1.000	0.822	1,012,410

Fundamental Value Portfolio (4/01)	2002	1.163	0.903	787,045
	2001	1.000	1.163	422,215

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/00)	2002	0.401	0.284	140,241
	2001	0.674	0.401	130,619
	2000	1.000	0.674	—

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.053	1.132	5,715,152
	2001	1.000	1.053	1,027,250

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.857	0.696	120,823
	2001	1.000	0.857	172,126

Accumulation Unit Values (in dollars)

Minimum Expense
1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.088	0.877	1,111,270
	2001	1.000	1.088	218,519

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	0.806	0.560	354,885
	2001	1.000	0.806	90,017

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (4/01)	2002	1.209	0.894	1,672,013
	2001	1.000	1.209	894,987

Investors Fund — Class I (5/01)	2002	1.089	0.826	1,316,924
	2001	1.000	1.089	505,781

Small Cap Growth Fund — Class I (3/01)	2002	1.278	0.823	374,428
	2001	1.000	1.278	166,046

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/01)	2002	0.894	0.652	50,344
	2001	1.000	0.894	12,958

Smith Barney Premier Selections All Cap Growth Portfolio (5/01)	2002	0.894	0.646	46,696
	2001	1.000	0.894	3,327

Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio — All Cap Growth and Value (10/02)	2002	1.000	1.061	149,827

Multiple Discipline Portfolio — Balanced All Cap Growth and Value (10/02)	2002	1.000	1.038	8,122

Multiple Discipline Portfolio — Global All Cap Growth and Value (10/02)	2002	1.000	1.074	1,000

Multiple Discipline Portfolio — Large Cap Growth and Value (10/02)	2002	1.000	1.069	1,000

Accumulation Unit Values (in dollars)

Minimum Expense
1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

The Travelers Series Trust
Equity Income Portfolio (4/00)	2002	1.043	0.885	2,913,402
	2001	1.133	1.043	1,567,212
	2000	1.000	1.133	197,368

Large Cap Portfolio (11/99)	2002	0.774	0.589	292,511
	2001	0.949	0.774	201,210
	2000	1.126	0.949	72,389
	1999	1.000	1.126	7,030

MFS Emerging Growth Portfolio (4/00)	2002	0.710	0.460	567,780
	2001	1.128	0.710	376,108
	2000	1.000	1.128	99,230
MFS Research Portfolio (8/00)	2002	0.808	0.597	331,234
	2001	1.057	0.808	253,154
	2000	1.000	1.057	8,995

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)	2002	0.864	0.649	153,676
	2001	1.000	0.864	53,578

Alliance Growth Portfolio (11/99)	2002	0.792	0.519	1,656,273
	2001	0.927	0.792	1,087,180
	2000	1.149	0.927	50,352
	1999	1.000	1.149	11,645

MFS Total Return Portfolio (6/00)	2002	1.137	1.062	3,995,198
	2001	1.153	1.137	1,997,966
	2000	1.000	1.153	99,711

Smith Barney Aggressive Growth Portfolio (12/99)	2002	1.306	0.867	1,440,052
	2001	1.381	1.306	986,917
	2000	1.210	1.381	174,362
	1999	1.000	1.210	66,995

Accumulation Unit Values (in dollars)

Minimum Expense
1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund Inc. (continued)
Smith Barney High Income Portfolio (5/01)	2002	0.873	0.833	350,349
	2001	1.000	0.873	100,742

Smith Barney International All Cap Growth Portfolio (4/00)	2002	0.627	0.459	364,700
	2001	0.924	0.627	252,361
	2000	1.000	0.924	118,688

Smith Barney Large Cap Value Portfolio (11/99)	2002	1.008	0.742	545,220
	2001	1.114	1.008	296,057
	2000	0.998	1.114	—
	1999	1.000	0.998	—

Smith Barney Large Capitalization Growth Portfolio (11/99)	2002	0.863	0.640	531,515
	2001	1.000	0.863	318,778
	2000	1.090	1.000	28,368
	1999	1.000	1.090	11,616

Smith Barney Mid Cap Core Portfolio (11/99)	2002	1.203	0.959	693,336
	2001	1.355	1.203	253,170
	2000	1.166	1.355	8,807
	1999	1.000	1.166	4,746

Smith Barney Money Market Portfolio (7/00)	2002	1.075	1.074	903,444
	2001	1.052	1.075	353,750
	2000	1.000	1.052	—

Travelers Managed Income Portfolio (5/01)	2002	1.116	1.125	339,945
	2001	1.000	1.116	99,793

Van Kampen Enterprise Portfolio (8/00)	2002	0.753	0.524	44,642
	2001	0.970	0.753	10,867
	2000	1.000	0.970	—

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class I Shares (4/00)	2002	0.834	0.555	274,192
	2001	1.234	0.834	275,388
	2000	1.000	1.234	6,477

Accumulation Unit Values (in dollars)

Minimum Expense
1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)	2002	0.945	0.693	161,469
	2001	1.000	0.945	—

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class (12/99)	2002	0.905	0.808	195,760
	2001	1.047	0.905	73,692
	2000	1.138	1.047	64,462
	1999	1.000	1.138	64,462

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (5/01)	2002	1.000	0.912	397,241

Accumulation Unit Values (in dollars)

Maximum Expense
1.45 M&E, 0.15 Adm, 20 ESP = 1.80% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	0.883	0.605	—
	2001	1.000	0.883	—

Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B (5/02)	2002	1.000	0.786	3,637

Premier Growth Portfolio — Class B (11/99)	2002	0.749	0.509	—
	2001	1.000	0.749	—

American Funds Insurance Series
Global Growth Fund — Class 2 (11/99)	2002	0.875	0.734	—
	2001	1.000	0.875	—

Growth Fund — Class 2 (12/99)	2002	0.978	0.726	—
	2001	1.000	0.978	—

Growth-Income Fund — Class 2 (3/00)	2002	1.104	0.885	9,270
	2001	1.000	1.104	8,328

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (4/00)	2002	0.802	0.562	—
	2001	1.000	0.802	—

Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.842	2,000

Templeton Foreign Securities Fund — Class 2 (4/00)	2002	0.879	0.703	—
	2001	1.000	0.879	—

Greenwich Street Series Fund
Appreciation Portfolio (4/00)	2002	0.965	0.782	—
	2001	1.000	0.965	—

Diversified Strategic Income Portfolio (2/01)	2002	1.024	1.055	—
	2001	1.000	1.024	—

Equity Index Portfolio — Class II Shares (2/01)	2002	0.817	0.623	—
	2001	1.000	0.817	—

Accumulation Unit Values (in dollars)

Maximum Expense
1.45 M&E, 0.15 Adm, 20 ESP = 1.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Fundamental Value Portfolio (4/01)	2002	1.157	0.894	—
	2001	1.000	1.157	—

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/00)	2002	0.399	0.282	—
	2001	1.000	0.399	—

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.050	1.125	—
	2001	1.000	1.050	—

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.855	0.691	—
	2001	1.000	0.855	—

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.086	0.871	7,682
	2001	1.000	1.086	—

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	0.804	0.556	—
	2001	1.000	0.804	—

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (4/01)	2002	1.203	0.885	9,099
	2001	1.000	1.203	7,692

Investors Fund — Class I (5/01)	2002	1.083	0.818	10,013
	2001	1.000	1.083	8,469

Small Cap Growth Fund — Class I (3/01)	2002	1.270	0.815	—
	2001	1.000	1.270	—

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/01)	2002	0.891	0.648	—
	2001	1.000	0.891	—

Accumulation Unit Values (in dollars)

Maximum Expense
1.45 M&E, 0.15 Adm, 20 ESP = 1.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Investment Series (continued)
Smith Barney Premier Selections All Cap Growth Portfolio (5/01)	2002	0.892	0.641	—
	2001	1.000	0.892	—
Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio — All Cap Growth and Value (10/02)	2002	1.000	1.060	—

Multiple Discipline Portfolio — Balanced All Cap Growth and Value (10/02)	2002	1.000	1.037	—

Multiple Discipline Portfolio — Global All Cap Growth and Value (10/02)	2002	1.000	1.073	—

Multiple Discipline Portfolio — Large Cap Growth and Value (10/02)	2002	1.000	1.068	—

The Travelers Series Trust
Equity Income Portfolio (4/00)	2002	1.037	0.876	—
	2001	1.000	1.037	—

Large Cap Portfolio (11/99)	2002	0.769	0.583	—
	2001	1.000	0.769	—

MFS Emerging Growth Portfolio (4/00)	2002	0.706	0.456	—
	2001	1.000	0.706	—

MFS Research Portfolio (8/00)	2002	0.803	0.591	—
	2001	1.000	0.803	—

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)	2002	0.862	0.644	—
	2001	1.000	0.862	—

Alliance Growth Portfolio (11/99)	2002	0.787	0.513	—
	2001	1.000	0.787	—

Accumulation Unit Values (in dollars)

Maximum Expense
1.45 M&E, 0.15 Adm, 20 ESP = 1.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund Inc. (continued)
MFS Total Return Portfolio (6/00)	2002	1.131	1.052	7,911
	2001	1.000	1.131	7,931

Smith Barney Aggressive Growth Portfolio (12/99)	2002	1.298	0.859	8,566
	2001	1.000	1.298	7,100

Smith Barney High Income Portfolio (5/01)	2002	0.868	0.825	—
	2001	1.000	0.868	—

Smith Barney International All Cap Growth Portfolio (4/00)	2002	0.623	0.455	—
	2001	1.000	0.623	—

Smith Barney Large Cap Value Portfolio (11/99)	2002	1.002	0.734	26,602
	2001	1.000	1.002	26,626

Smith Barney Large Capitalization Growth Portfolio (11/99)	2002	0.858	0.634	10,355
	2001	1.000	0.858	10,382

Smith Barney Mid Cap Core Portfolio (11/99)	2002	1.196	0.950	22,970
	2001	1.000	1.196	22,991

Smith Barney Money Market Portfolio (7/00)	2002	1.069	1.063	—
	2001	1.000	1.069	—

Travelers Managed Income Portfolio (5/01)	2002	1.110	1.114	9,476
	2001	1.000	1.110	8,027

Van Kampen Enterprise Portfolio (8/00)	2002	0.748	0.519	—
	2001	1.000	0.748	—

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class I Shares (4/00)	2002	0.829	0.549	—
	2001	1.000	0.829	—

Accumulation Unit Values (in dollars)

Maximum Expense
1.45 M&E, 0.15 Adm, 20 ESP = 1.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)	2002	0.943	0.688	—
	2001	1.000	0.943	—

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class (12/99)	2002	0.900	0.800	—
	2001	1.000	0.900	—

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (5/01)	2002	1.000	0.906	—

Notes

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units Outstanding at end of Period” may include units for Contract Owners in payout phase, where appropriate.

APPENDIX B — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the minimum variable charge of 1.40% = (Standard Death Benefit without E.S.P.) and the maximum variable account charge of 1.80% (Enhanced Death Benefit with E.S.P. ). The variable account charges that fall in between this range are included in the Statement of Additional Information (“SAI”), which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon contained in Appendix E.

Minimum Expense
1.25 M&E, 0.15 Adm = 1.40% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	0.885	0.609	1,958,680
	2001	1.000	0.885	772,623

Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B (5/02)	2002	1.000	0.788	288,171

Premier Growth Portfolio — Class B (11/99)	2002	0.753	0.514	22,920,668
	2001	0.925	0.753	30,657,551
	2000	1.127	0.925	26,711,914
	1999	1.000	1.127	2,118,594

American Funds Insurance Series
Global Growth Fund — Class 2 (11/99)	2002	0.880	0.741	10,006,380
	2001	1.041	0.880	10,783,872
	2000	1.301	1.041	9,193,213
	1999	1.000	1.301	496,228

Growth Fund — Class 2 (11/99)	2002	0.984	0.733	29,254,703
	2001	1.220	0.984	24,168,621
	2000	1.184	1.220	17,763,993
	1999	1.000	1.184	790,492

Growth-Income Fund — Class 2 (11/99)	2002	1.110	0.894	19,762,828
	2001	1.098	1.110	17,618,589
	2000	1.031	1.098	10,615,411
	1999	1.000	1.031	1,022,054

Accumulation Unit Values (in dollars)

Minimum Expense
1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (11/99)	2002	0.807	0.567	4,835,041
	2001	0.965	0.807	5,511,086
	2000	1.173	0.965	4,678,792
	1999	1.000	1.173	719,638

Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.845	633,273

Templeton Foreign Securities Fund — Class 2 (11/99)	2002	0.884	0.710	5,959,767
	2001	1.068	0.884	6,615,238
	2000	1.109	1.068	5,495,504
	1999	1.000	1.109	445,419

Greenwich Street Series Fund
Appreciation Portfolio (11/99)	2002	0.971	0.789	9,050,877
	2001	1.025	0.971	5,617,721
	2000	1.044	1.025	3,282,703
	1999	1.000	1.044	407,917

Diversified Strategic Income Portfolio (11/99)	2002	1.030	1.065	6,437,646
	2001	1.013	1.030	5,810,704
	2000	0.999	1.013	4,456,819
	1999	1.000	0.999	156,084

Equity Index Portfolio — Class II Shares (11/99)	2002	0.822	0.629	17,735,675
	2001	0.951	0.822	14,784,877
	2000	1.063	0.951	9,919,249
	1999	1.000	1.063	638,959

Fundamental Value Portfolio (11/99)	2002	1.163	0.903	12,486,442
	2001	1.245	1.163	8,723,448
	2000	1.048	1.245	2,061,001
	1999	1.000	1.048	29,295

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/00)	2002	0.401	0.284	7,331,562
	2001	0.674	0.401	9,326,574
	2000	1.000	0.674	6,961,748

Accumulation Unit Values (in dollars)

Minimum Expense
1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.053	1.132	17,039,505
	2001	1.000	1.053	3,528,611

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.857	0.696	3,188,678
	2001	1.000	0.857	239,877

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.088	0.877	3,088,400
	2001	1.000	1.088	1,040,422

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	0.806	0.560	193,101
	2001	1.000	0.806	82,991

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (11/99)	2002	1.209	0.894	9,606,077
	2001	1.204	1.209	7,452,708
	2000	1.032	1.204	2,476,774
	1999	1.000	1.032	42,351

Investors Fund — Class I (11/99)	2002	1.089	0.826	7,795,316
	2001	1.152	1.089	6,793,914
	2000	1.014	1.152	2,942,606
	1999	1.000	1.014	69,063

Small Cap Growth Fund — Class I (11/99)	2002	1.278	0.823	2,106,333
	2001	1.397	1.278	2,044,688
	2000	1.213	1.397	1,826,310
	1999	1.000	1.213	56,346

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/01)	2002	0.894	0.652	95,273
	2001	1.000	0.894	78,232

Accumulation Unit Values (in dollars)

Minimum Expense
1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Premier Selections All Cap Growth Portfolio (5/01)	2002	0.894	0.646	606,029
	2001	1.000	0.894	226,185

Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio — All Cap Growth and Value (10/02)	2002	1.000	1.061	224,978

Multiple Discipline Portfolio — Balanced All Cap Growth and Value (10/02)	2002	1.000	1.038	195,141

Multiple Discipline Portfolio — Global All Cap Growth and Value (10/02)	2002	1.000	1.074	31,725

Multiple Discipline Portfolio — Large Cap Growth and Value (10/02)	2002	1.000	1.069	3,641

The Travelers Series Trust
Equity Income Portfolio (11/99)	2002	1.043	0.885	10,600,886
	2001	1.133	1.043	10,046,727
	2000	1.052	1.133	4,977,279
	1999	1.000	1.052	174,100

Large Cap Portfolio (11/99)	2002	0.774	0.589	6,842,860
	2001	0.949	0.774	7,970,781
	2000	1.126	0.949	6,001,335
	1999	1.000	1.126	500,514

MFS Emerging Growth Portfolio (11/99)	2002	0.710	0.460	9,835,278
	2001	1.128	0.710	12,537,784
	2000	1.433	1.128	10,965,615
	1999	1.000	1.433	936,269

MFS Research Portfolio (11/99)	2002	0.808	0.597	4,148,896
	2001	1.057	0.808	4,279,316
	2000	1.135	1.057	3,766,401
	1999	1.000	1.135	307,732

Accumulation Unit Values (in dollars)

Minimum Expense
1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)	2002	0.864	0.649	711,965
	2001	1.000	0.864	630,256

Alliance Growth Portfolio (11/99)	2002	0.792	0.519	16,106,829
	2001	0.927	0.792	19,754,119
	2000	1.149	0.927	15,438,160
	1999	1.000	1.149	1,333,895

MFS Total Return Portfolio (11/99)	2002	1.137	1.062	22,713,962
	2001	1.153	1.137	16,974,046
	2000	1.003	1.153	5,181,152
	1999	1.000	1.003	229,693
Smith Barney Aggressive Growth Portfolio (11/99)	2002	1.306	0.867	20,165,150
	2001	1.381	1.306	19,643,514
	2000	1.210	1.381	13,025,930
	1999	1.000	1.210	1,210,115

Smith Barney High Income Portfolio (11/99)	2002	0.873	0.833	5,888,462
	2001	0.920	0.873	5,392,288
	2000	1.015	0.920	3,364,568
	1999	1.000	1.015	222,226

Smith Barney International All Cap Growth Portfolio (11/99)	2002	0.627	0.459	5,876,699
	2001	0.924	0.627	7,629,713
	2000	1.230	0.924	6,638,564
	1999	1.000	1.230	945,011

Smith Barney Large Cap Value Portfolio (11/99)	2002	1.008	0.742	8,814,849
	2001	1.114	1.008	9,311,478
	2000	0.998	1.114	5,501,375
	1999	1.000	0.998	1,119,883

Accumulation Unit Values (in dollars)

Minimum Expense
1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund Inc. (continued)
Smith Barney Large Capitalization Growth Portfolio (11/99)	2002	0.863	0.640	21,331,286
	2001	1.000	0.863	22,512,692
	2000	1.090	1.000	17,218,164
	1999	1.000	1.090	2,526,512

Smith Barney Mid Cap Core Portfolio (11/99)	2002	1.203	0.959	6,634,416
	2001	1.355	1.203	6,353,871
	2000	1.166	1.355	4,114,813
	1999	1.000	1.166	501,324

Smith Barney Money Market Portfolio (11/99)	2002	1.075	1.074	23,858,907
	2001	1.052	1.075	34,802,834
	2000	1.006	1.052	16,551,256
	1999	1.000	1.006	2,574,330
Travelers Managed Income Portfolio (11/99)	2002	1.116	1.125	8,505,979
	2001	1.061	1.116	5,960,679
	2000	0.997	1.061	2,191,946
	1999	1.000	0.997	194,554

Van Kampen Enterprise Portfolio (11/99)	2002	0.753	0.524	3,402,420
	2001	0.970	0.753	3,768,278
	2000	1.152	0.970	4,201,961
	1999	1.000	1.152	614,555

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class I Shares (11/99)	2002	0.834	0.555	12,482,675
	2001	1.234	0.834	14,221,625
	2000	1.393	1.234	13,192,232
	1999	1.000	1.393	1,613,716

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)	2002	0.945	0.693	646,552
	2001	1.000	0.945	301,808

Accumulation Unit Values (in dollars)

Minimum Expense
1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class (11/99)	2002	0.905	0.808	6,685,142
	2001	1.047	0.905	6,912,959
	2000	1.138	1.047	6,333,548
	1999	1.000	1.138	1,210,535

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (5/01)	2002	1.000	0.912	844,778

Accumulation Unit Values (in dollars)

Maximum Expense
1.45 M&E, 0.15 Adm, 0.20 ESP = 1.80% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	0.883	0.605	550,900
	2001	1.000	0.883	241,785

Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B (5/02)	2002	1.000	0.786	193,818

Premier Growth Portfolio — Class B (11/99)	2002	0.749	0.509	2,761,613
	2001	1.000	0.749	2,203,655

American Funds Insurance Series
Global Growth Fund — Class 2 (11/99)	2002	0.875	0.734	8,371,123
	2001	1.000	0.875	1,544,419

Growth Fund — Class 2 (11/99)	2002	0.978	0.726	10,871,684
	2001	1.000	0.978	4,340,090

Growth-Income Fund — Class 2 (11/99)	2002	1.104	0.885	13,136,644
	2001	1.000	1.104	2,553,991

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (11/99)	2002	0.802	0.562	279,521
	2001	1.000	0.802	263,943

Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.842	10,755

Templeton Foreign Securities Fund — Class 2 (11/99)	2002	0.879	0.703	848,308
	2001	1.000	0.879	629,693

Greenwich Street Series Fund
Appreciation Portfolio (11/99)	2002	0.965	0.782	3,047,877
	2001	1.000	0.965	1,776,997

Diversified Strategic Income Portfolio (11/99)	2002	1.024	1.055	839,370
	2001	1.000	1.024	893,723

Equity Index Portfolio — Class II Shares (11/99)	2002	0.817	0.623	1,645,211
	2001	1.000	0.817	2,026,387

Accumulation Unit Values (in dollars)

Maximum Expense
1.45 M&E, 0.15 Adm, 0.20 ESP = 1.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Fundamental Value Portfolio (11/99)	2002	1.157	0.894	7,710,583
	2001	1.000	1.157	4,922,412

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/00)	2002	0.399	0.282	768,122
	2001	1.000	0.399	957,864

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.050	1.125	7,601,486
	2001	1.000	1.050	1,040,045

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.855	0.691	322,648
	2001	1.000	0.855	86,605

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.086	0.871	653,195
	2001	1.000	1.086	141,792

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	0.804	0.556	29,622
	2001	1.000	0.804	14,734

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (11/99)	2002	1.203	0.885	2,730,229
	2001	1.000	1.203	1,624,219

Investors Fund — Class I (11/99)	2002	1.083	0.818	1,169,456
	2001	1.000	1.083	1,074,948

Small Cap Growth Fund — Class I (11/99)	2002	1.270	0.815	485,599
	2001	1.000	1.270	272,556

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/01)	2002	0.891	0.648	438,194
	2001	1.000	0.891	50,962

Accumulation Unit Values (in dollars)

Maximum Expense
1.45 M&E, 0.15 Adm, 0.20 ESP = 1.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Premier Selections All Cap Growth Portfolio (5/01)	2002	0.892	0.641	325,735
	2001	1.000	0.892	254,423

Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio — All Cap Growth and Value (10/02)	2002	1.000	1.060	64,335

Multiple Discipline Portfolio — Balanced All Cap Growth and Value (10/02)	2002	1.000	1.037	85,778

Multiple Discipline Portfolio — Global All Cap Growth and Value (10/02)	2002	1.000	1.073	33,025

Multiple Discipline Portfolio — Large Cap Growth and Value (10/02)	2002	1.000	1.068	-

The Travelers Series Trust
Equity Income Portfolio (11/99)	2002	1.037	0.876	1,084,598
	2001	1.000	1.037	993,080

Large Cap Portfolio (11/99)	2002	0.769	0.583	677,781
	2001	1.000	0.769	439,291

MFS Emerging Growth Portfolio (11/99)	2002	0.706	0.456	824,344
	2001	1.000	0.706	900,007

MFS Research Portfolio (11/99)	2002	0.803	0.591	698,259
	2001	1.000	0.803	662,621

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)	2002	0.862	0.644	139,857
	2001	1.000	0.862	898,773

Alliance Growth Portfolio (11/99)	2002	0.787	0.513	1,454,962
	2001	1.000	0.787	1,336,240

Accumulation Unit Values (in dollars)

Maximum Expense
1.45 M&E, 0.15 Adm, 0.20 ESP = 1.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund Inc.
MFS Total Return Portfolio (11/99)	2002	1.131	1.052	7,540,877
	2001	1.000	1.131	3,539,246

Smith Barney Aggressive Growth Portfolio (11/99)	2002	1.298	0.859	7,951,344
	2001	1.000	1.298	4,928,732

Smith Barney High Income Portfolio (11/99)	2002	0.868	0.825	1,194,393
	2001	1.000	0.868	839,928

Smith Barney International All Cap Growth Portfolio (11/99)	2002	0.623	0.455	280,757
	2001	1.000	0.623	200,904
Smith Barney Large Cap Value Portfolio (11/99)	2002	1.002	0.734	2,810,984
	2001	1.000	1.002	2,109,710

Smith Barney Large Capitalization Growth Portfolio (11/99)	2002	0.858	0.634	3,981,401
	2001	1.000	0.858	4,414,564

Smith Barney Mid Cap Core Portfolio (11/99)	2002	1.196	0.950	1,135,832
	2001	1.000	1.196	964,441

Smith Barney Money Market Portfolio (11/99)	2002	1.069	1.063	6,655,526
	2001	1.000	1.069	3,792,004

Travelers Managed Income Portfolio (11/99)	2002	1.110	1.114	1,264,864
	2001	1.000	1.110	630,893

Van Kampen Enterprise Portfolio (11/99)	2002	0.748	0.519	239,297
	2001	1.000	0.748	269,829

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class I Shares (11/99)	2002	0.829	0.549	2,153,337
	2001	1.000	0.829	1,864,780

Accumulation Unit Values (in dollars)

Maximum Expense
1.45 M&E, 0.15 Adm, 0.20 ESP = 1.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)	2002	0.943	0.688	98,063
	2001	1.000	0.943	17,285

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class (11/99)	2002	0.900	0.800	850,748
	2001	1.000	0.900	549,352

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (5/01)	2002	1.000	0.906	307,773

Notes

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units Outstanding at end of Period” may include units for Contract Owners in payout phase, where appropriate.

APPENDIX C

THE FIXED ACCOUNT

The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirement, general economic trends and competitive factors.

Transfers

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

C-1

APPENDIX D

WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
(Available only if Enhanced Death Benefit is elected and the
Annuitant is age 70 or younger on the date the Contract is issued.)

If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

    (a) is Medicare approved as a provider of skilled nursing care services; and

    (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

OR

Meets all of the following standards:

    (a) is licensed as a nursing care facility by the state in which it is licensed;

    (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

    (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

    (d) provides, as a primary function, nursing care and room and board; and charges for these services;

    (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

    (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

    (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

    a.   mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

    b.   the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

    c.   the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

    d.   sensitivity to drugs voluntarily taken, unless prescribed by a physician

    e.   drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

Filing a claim: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year

D-1

period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant’s 71st birthday and less any Purchase Payment Credits applied within twelve months of the date of the withdrawal.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

D-2

APPENDIX E

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

The Insurance Company
Principal Underwriter
Distribution and Principal Underwriting Agreement
Valuation of Assets
Performance Information
Federal Tax Considerations
Independent Accountants
Condensed Financial Information
Financial Statements

Copies of the Statement of Additional Information dated May 1, 2003 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21261S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21262S.

Name:
Address:

E-1

THIS PAGE INTENTIONALLY LEFT BLANK.

L-21261	May 1, 2003

      Travelers Portfolio Architect XTRA Annuity Prospectus:

The Travelers Fund BD III For Variable Annuities
The Travelers Fund BD IV For Variable Annuities

This prospectus describes Travelers Portfolio Architect XTRA Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“Qualified Contracts”) as well as those that do not qualify for such treatment (“Nonqualified Contracts”). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to contracts and certificates as “Contracts.”

You can choose to have your premium (“Purchase Payments”) and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund	PIMCO Variable Insurance Trust
Money Market Portfolio (Travelers)	Real Return Portfolio — Administrative Class
AllianceBernstein Variable Product Series Fund, Inc.	Total Return Portfolio — Administrative Class
AllianceBernstein Premier Growth Portfolio — Class B(1)	Putnam Variable Trust
American Funds Insurance Series	Putnam VT International Equity Fund — Class IB Shares(3)
Global Growth Fund — Class 2 Shares	Putnam VT Small Cap Value Fund — Class IB Shares
Growth Fund — Class 2 Shares	Salomon Brothers Variable Series Funds Inc.
Growth-Income Fund — Class 2 Shares	All Cap Fund — Class I(4)
Delaware VIP Trust	Investors Fund — Class I
Delaware VIP REIT Series — Standard Class	Large Cap Growth Fund — Class I
Dreyfus Variable Investment Fund	Small Cap Growth Fund — Class I
Dreyfus Variable Investment Fund — Appreciation Portfolio —	The Travelers Series Trust
Initial Shares	Convertible Securities Portfolio
Dreyfus Variable Investment Fund — Developing Leaders	Disciplined Mid Cap Stock Portfolio
Portfolio — Initial Shares(2)	Equity Income Portfolio
Franklin Templeton Variable Insurance Products Trust	Federated High Yield Portfolio
Mutual Shares Securities Fund — Class 2 Shares	Federated Stock Portfolio
Templeton Developing Markets Securities Fund — Class 2 Shares	Large Cap Portfolio
Templeton Growth Securities Fund — Class 2 Shares	Lazard International Stock Portfolio
Greenwich Street Series Fund	MFS Emerging Growth Portfolio
Equity Index Portfolio — Class II Shares	MFS Mid Cap Growth Portfolio
Salomon Brothers Variable Emerging Growth Fund — Class I	MFS Research Portfolio
Shares	Pioneer Fund Portfolio(5)
Salomon Brothers Variable Growth & Income Fund — Class I	Travelers Quality Bond Portfolio
Shares	Travelers Series Fund Inc.
Janus Aspen Series	AIM Capital Appreciation Portfolio
Balanced Portfolio — Service Shares	Alliance Growth Portfolio
Global Life Sciences Portfolio — Service Shares	MFS Total Return Portfolio
Global Technology Portfolio — Service Shares	Van Kampen Life Investment Trust
Worldwide Growth Portfolio — Service Shares	Comstock Portfolio Class II Shares
Lazard Retirement Series, Inc.	Enterprise Portfolio Class II Shares
Lazard Retirement Small Cap Portfolio	Variable Insurance Products Fund II
Lord Abbett Series Fund, Inc.	Contrafund® Portfolio — Service Class 2
Growth and Income Portfolio	Variable Insurance Products Fund III
Mid-Cap Value Portfolio	Dynamic Capital Appreciation Portfolio — Service Class 2
Mid Cap Portfolio — Service Class 2

______________

(1)	Formerly Premier Growth Portfolio — Class B	(4)	Formerly Capital Fund — Class I
(2)	Formerly Small Cap Portfolio — Initial Shares	(5)	Formerly Utilities Portfolio
(3)	Formerly Putnam VT International Growth Fund — Class IB Shares

We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you. The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC’s website (http://www.sec.gov). See Appendix E for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus dated May 1, 2003

Glossary	3	Annuity Options	38
Summary	5	Miscellaneous Contract Provisions	39
Fee Table	9	Right to Return	39
Condensed Financial Information	17	Termination	39
The Annuity Contract	17	Required Reports	39
Contract Owner Inquiries	17	Suspension of Payments	39
Purchase Payments	17	The Separate Accounts	40
Purchase Payment Credits	17	Performance Information	40
Accumulation Units	18	Federal Tax Considerations	41
The Variable Funding Options	18	General Taxation of Annuities	41
The Fixed Account	24	Types of Contracts: Qualified or
Charges and Deductions	24	Nonqualified	41
General	24	Nonqualified Annuity Contracts	41
Withdrawal Charge	25	Qualified Annuity Contracts	42
Free Withdrawal Allowance	25	Penalty Tax for Premature
Transfer Charge	25	Distributions	43
Administrative Charges	25	Diversification Requirements for
Mortality and Expense Risk Charge	26	Variable Annuities	43
E.S.P. Charge	26	Ownership of the Investments	43
GMWB Charge	26	Mandatory Distributions for Qualified
Variable Funding Option Expenses	26	Plans	43
Premium Tax	27	Taxation of Death Benefit Proceeds	43
Changes in Taxes Based Upon		Other Information	43
Premium or Value	27	The Insurance Companies	43
Transfers	27	Financial Statements	44
Dollar Cost Averaging	28	Distribution of Variable Annuity Contracts	44
Access to Your Money	29	Conformity with State and Federal Laws	44
Guaranteed Minimum Withdrawal Benefit	29	Voting Rights	44
Systematic Withdrawals	30	Legal Proceedings and Opinions	44
Ownership Provisions	31	Appendix A: Condensed Financial
Types of Ownership	31	Information for The Travelers Insurance
Contract Owner	31	Company: Separate Account BD III	A-1
Beneficiary	31	Appendix B: Condensed Financial
Annuitant	31	Information for The Travelers Life and
Death Benefit	32	Annuity Company Separate Account BD IV	B-1
Death Proceeds Before the Maturity Date	32	Appendix C: The Fixed Account	C-1
E.S.P.	33	Appendix D: Waiver of Withdrawal Charge
Payment of Proceeds	33	for Nursing Home Confinement	D-1
Spousal Contract Continuance	35	Appendix E: Contents of the Statement
Beneficiary Contract Continuance	35	Of Additional Information	E-1
Planned Death Benefit	36
Death Proceeds After the Maturity Date	36
The Annuity Period	36
Maturity Date	36
Allocation of Annuity	37
Variable Annuity	37
Fixed Annuity	37
Payment Options	38
Election of Options	38

Glossary

Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.

Annuity Payments — a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.

Cash Surrender Value — the Contract Value less any withdrawal charge and premium tax not previously deducted.

Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

Contract Date — the date on which the Contract is issued.

Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.

Contract Value – Purchase Payments, plus Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

Contract Years — twelve month periods beginning with the Contract Date.

Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

Fixed Account — an account that consists of all of the assets under this Contract other than those in the Separate Account.

Home Office — the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

Maturity Date — the date on which the Annuity Payments are to begin.

Payment Option — an annuity or income option elected under your Contract.

Purchase Payment — any premium paid by you to initiate or supplement this Contract.

Purchase Payment Credit – an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

Qualified Contract — a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Variable Funding Options. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Variable Funding Option.

Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

Valuation Date — a date on which a Subaccount is valued.

Valuation Period — the period between successive valuations.

Variable Funding Option — an investment option that, through a Subaccount of the Separate Account, invests in an Underlying Fund.

We, us, our — The Travelers Insurance Company or The Travelers Life and Annuity Company.

Written Request — written information sent to us in a form and content satisfactory to us and received at our Home Office.

You, your — the Contract Owner.

Summary:
Travelers Portfolio Architect XTRA Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated asset account (“Separate Account”). The Travelers Insurance Company sponsors the Travelers Fund BD III for Variable Annuities (“Fund BD III”); The Travelers Life and Annuity Company sponsors the Travelers Fund BD IV for Variable Annuities (“Fund BD IV”). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (“Annuity Payments”) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

Can I exchange my current annuity contract for this Contract? The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

Is there a right to return period? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment .

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credits. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

Can you give a general description of the Variable Funding Options and how they operate? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase units of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25% for the Standard Death Benefit and 1.45% for the Enhanced Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% in years ten and later.

If you select the Enhanced Stepped-Up Provision (“E.S.P.”), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. This provision is not available to a customer when either the Annuitant or owner is age 76 or older on the rider effective date.

If you select the Guaranteed Minimum Withdrawal Benefit (“GMWB”), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

Upon annuitization, the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 8% of the amounts withdrawn. Please refer to The Annuity Period for a description of this benefit.

How will my Purchase Payments and withdrawals be taxed? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a nonQualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59½ when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

What is the death benefit under the Contract? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about Accumulation Unit Values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Purchase Payment Credits. For each payment you make during the first Contract Year, we will add a credit to your Contract Value. We will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 or more, the credit is 4%. The expenses for a Contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may offset the amount of the Purchase Payment Credit.
    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Systematic Withdrawal Option. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.
    Managed Distribution Program. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service’s minimum distribution requirements imposed on certain contracts once the owner reaches age 70½ or retires. These minimum distributions occur during the accumulation phase.
    Enhanced Stepped-Up Provision (“E.S.P.”). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.
    Spousal Contract Continuance (subject to availability). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

    Beneficiary Contract Continuance (not permitted for non-natural beneficiaries). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.
    Guaranteed Minimum Withdrawal Benefit. (“Principal Guarantee”) For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full.

FEE TABLE

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See Charges and Deductions in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each Variable Funding Option purchases shares of the Underlying Fund at net asset value. The net asset value already reflects the deduction of each Underlying Fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of Underlying Fund expenses.

We receive payments or offsets from some of the Underlying Funds, their affiliates or service providers for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an Underlying Fund on behalf of the Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

Transaction Expenses

  Withdrawal Charge

  (as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)

Years Since Purchase Payment Made		Withdrawal Charge

Greater than or Equal To	But less than
0 years	4 years	8%
4 years	5 years	7%
5 years	6 years	6%
6 years	7 years	5%
7 years	8 years	4%
8 years	9 years	3%
9 +years		0%

Transfer Charge	$10 on transfers exceeding 12 per year

    (We do not currently assess this charge.)

  Contract Administrative Charge

Annual Contract Administrative Charge	$40
(waived if Contract Value is $100,000 or more)

  Annual Separate Account Charges:

  (as a percentage of the average daily net assets of the Separate Account)

  We will assess a minimum mortality and expense risk charge (“M & E”) of 1.25% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (“GMWB”), both optional features. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

	Standard Death Benefit	Enhanced Death Benefit
Mortality and Expense Risk Charge	1.25%	1.45%
Administrative Expense Charge	0.15%	0.15%
Total with No Optional Features Selected	1.40%	1.60%
Total with E.S.P. only selected	1.60%	1.80%
Total with GMWB only selected	2.40%	2.60%
Total with E.S.P. and GMWB selected	2.60%	2.80%

  Variable Funding Option Expenses:

  The first table below shows the minimum and maximum fees and expenses charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

  Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operating Expenses	0.42%	2.79%

  Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)

  (as a percentage of average daily net assets of the funding option)

Funding Options	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Capital Appreciation Fund	0.81%	—	0.03%	0.84%(1)
Money Market Portfolio (Travelers)	0.38%	—	0.04%	0.42%(2)
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I†	0.61%	—	0.24%	0.85%
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio — Class B*	1.00%	0.25%	0.06%	1.31%
American Funds Insurance Series
Global Growth Fund — Class 2 Shares*	0.67%	0.25%	0.04%	0.96%
Growth Fund — Class 2 Shares*	0.38%	0.25%	0.02%	0.65%
Growth-Income Fund — Class 2 Shares*	0.33%	0.25%	0.02%	0.60%

Funding Options	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Credit Suisse Trust
Emerging Markets Portfolio†	1.25%	—	0.64%	1.89%(3)
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	0.75%	—	0.09%	0.84%(4)
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	0.75%	—	0.03%	0.78%
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	0.75%	—	0.06%	0.81%
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 Shares*	0.60%	0.25%	0.21%	1.06%(5)
Templeton Developing Markets Securities Fund — Class 2 Shares*	1.25%	0.25%	0.33%	1.83%(6)
Templeton Growth Securities Fund — Class 2 Shares*	0.81%	0.25%	0.06%	1.12%(7)
Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares*	0.31%	0.25%	0.05%	0.61%(8)
Salomon Brothers Variable Emerging Growth Fund — Class I Shares	0.95%	—	0.61%	1.56%(9)
Salomon Brothers Variable Growth & Income Fund — Class I Shares	0.65%	—	0.71%	1.36%(9)
Janus Aspen Series
Balanced Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%(10)
Global Life Sciences Portfolio — Service Shares*	0.65%	0.25%	0.22%	1.12%(10)
Global Technology Portfolio — Service Shares*	0.65%	0.25%	0.07%	0.97%(10)
Worldwide Growth Portfolio — Service Shares*	0.65%	0.25%	0.05%	0.95%(10)
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio*	0.75%	0.25%	0.42%	1.42%(11)
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	0.50%	—	0.46%	0.96%(12)
Mid-Cap Value Portfolio	0.75%	—	0.40%	1.15%(12)
PIMCO Variable Insurance Trust
Real Return Portfolio — Administrative Class	0.25%	—	0.42%	0.67%(13)
Total Return Portfolio — Administrative Class	0.25%	—	0.41%	0.66%(14)
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares*	0.70%	0.25%	0.86%	1.81%
Putnam VT International Equity Fund — Class IB Shares*	0.77%	0.25%	0.22%	1.24%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.12%	1.17%

Funding Options	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	0.85%	—	0.12%	0.97%
Investors Fund — Class I	0.70%	—	0.11%	0.81%(15)
Large Cap Growth Fund — Class I	0.75%	—	10.01%	10.76%(18)
Small Cap Growth Fund — Class I	0.75%	—	0.55%	1.30%
The Travelers Series Trust
Convertible Securities Portfolio	0.66%	—	0.15%	0.81%(9)
Disciplined Mid Cap Stock Portfolio	0.76%	—	0.09%	0.85%(9)
Equity Income Portfolio	0.75%	—	0.09%	0.84%(16)
Federated High Yield Portfolio	0.71%	—	0.18%	0.89%(9)
Federated Stock Portfolio	0.69%	—	0.15%	0.84%(9)
Large Cap Portfolio	0.75%	—	0.10%	0.85%(17)
Lazard International Stock Portfolio	0.89%	—	0.17%	1.06%(1)
MFS Emerging Growth Portfolio	0.81%	—	0.08%	0.89%(9)
MFS Mid Cap Growth Portfolio	0.86%	—	0.07%	0.93%(18)
MFS Research Portfolio	0.86%	—	0.08%	0.94%(18)
Pioneer Fund Portfolio	0.81%	—	0.19%	1.00%(19)
Travelers Quality Bond Portfolio	0.38%	—	0.06%	0.44%(20)
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.05%	0.85%(21)
Alliance Growth Portfolio	0.80%	—	0.03%	0.83%(21)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(21)
Putnam Diversified Income Portfolio†	0.75%	—	0.18%	0.93%(21)
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares*	0.60%	0.25%	0.09%	0.94%
Enterprise Portfolio Class II Shares*	0.50%	0.25%	0.17%	0.92%(22)
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2*	0.58%	0.25%	0.10%	0.93%(23)
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2*	0.58%	0.25%	1.96%	2.79%(24)
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.12%	0.95%(25)

  ______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

†	Closed to new investors.

#	Expense reimbursements and waivers that are voluntary may be terminated at any time.

  Notes

(1)	Management fee includes an administration fee. Fund has a voluntary expense cap of 1.25%.

(2)	Travelers Insurance Company reimbursed Money Market Portfolio for $71,805 in expenses for the year ended December 31, 2002. For the year ended December 31, 2002, there was a voluntary expense limitation. As a result of the voluntary expense limitation, the ratio of expense to average net assets will not exceed 0.40%. Management fee includes an administration fee.

(3)	Fee waivers, expense reimbursements, or expense credits reduced expenses for the Emerging Markets Portfolio during 2002, but this may be discontinued at any time. With such reductions, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.15% and 1.40%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2002, net of any fee waivers or expense reimbursements.

(4)	The investment advisor for the Delaware VIP REIT Series is Delaware Management Company (“DMC”). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(5)	The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

(6)	The Fund's Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund's prospectus.

(7)	The Fund administration fee is paid indirectly through the management fee. The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus.

(8)	Management fee includes administration fees. Effective June 24, 2002, the Advisory fee for GSS Equity Index Portfolio increased to 0.25% from 0.15%, therefore the actual Management fee for the year was a blended rate of 0.20% plus 0.06% in Administration fees.

(9)	Management fee includes an administration fee. Fund has a voluntary expense cap of 0.80%.

(10)	Expenses for all Portfolios are based upon expenses for the year ended December 31, 2002. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreements. All expenses are shown without the effect of any expense offset arrangements.

(11)	The Fund maintains a voluntary expense cap of 1.25%.

(12)	For both Funds,, the Other Expenses and Total Annual Fund Operating Expenses have been restated based on estimated expenses for the current fiscal year. For the year 2003, Lord Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund’s expenses to the extent necessary to maintain its Other Expenses at an aggregate rate of 0.40% of its average daily net assets.

(13)	“Other Expenses” reflects a 0.25% administrative fee, 0.01% representing the class' pro rata Trustees’ fees, and 0.01% interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.

(14)	“Other Expenses” reflects a 0.25% administrative fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(15)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(16)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Equity Income Portfolio were 0.78%.

(17)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Large Cap Portfolio were 0.81%.

(18)	Management fee includes an administration fee. Fund has a voluntary expense cap of 1.00%.

(19)	The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On April 22, 2003, the shareholders of the fund approved a new investment advisory agreement, which became effective May 1, 2003. Under the new agreement, the management fee increased by 0.10%. The management fee also includes a 0.06% fee for adminstrative services.

(20)	Management fee includes an administration fee. Fund has a voluntary expense cap of 0.75%.

(21)	Fund has a voluntary expense cap of 1.25%.

(22)	Because certain expenses were assumed by Van Kampen, Total Annual Operating Expenses for the Enterprise Portfolio Class II were 0.85%.

(23)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Contrafund Portfolio — Service Class 2 were 0.90%.

(24)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time. Also, The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund's manager at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2 were 1.63%.

(25)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Mid Cap Portfolio — Service Class 2 were 0.88%.

  Examples

  These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the Underlying Funds for the year ended December 31, 2002. The examples are based on the Funds’ Total Annual Operating Expenses before reimbursement, and do not reflect any waivers or reimbursements. If you have selected Variable Funding Options that have voluntarily or contractually agreed to limit the Total Annual Operating Expenses, your expenses may be lower.

  You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets, Purchase Payment Credits of 5.0%, and Separate Account charges of 3.10%, which is the maximum charge for the maximum number of optional benefits. For those contracts that do not elect the maximum number of optional benefits, the expenses would be lower. The examples also reflect the annual contract administrative charge.

	If Contract is NOT surrendered or annuitized at end of period shown				If Contract is NOT surrendered or annuitized at end of period shown

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	1132	1925	2600	3930	370	1125	1900	3930
Money Market Portfolio	1091	1803	2401	3555	329	1003	1701	3555
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I†	1133	1928	2605	3938	371	1128	1905	3938
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio — Class B	1178	2060	2818	4328	416	1260	2118	4328
American Funds Insurance Series
Global Growth Fund — Class 2 Shares	1144	1960	2656	4033	382	1160	1956	4033
Growth Fund — Class 2 Shares	1113	1870	2511	3762	351	1070	1811	3762
Growth-Income Fund — Class 2 Shares	1108	1855	2487	3718	346	1055	1787	3718
Credit Suisse Trust
Emerging Markets Portfolio†	1235	2224	3080	4792	473	1424	2380	4792
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	1132	1925	2600	3930	370	1125	1900	3930
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	1126	1908	2572	3877	364	1108	1872	3877
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	1129	1916	2586	3903	367	1116	1886	3903
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 Shares	1154	1989	2703	4119	392	1189	2003	4119
Templeton Developing Markets Securities Fund — Class 2 Shares	1229	2207	3053	4745	467	1407	2353	4745
Templeton Growth Securities Fund — Class 2 Shares	1160	2006	2731	4170	398	1206	2031	4170
Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares	1109	1858	2492	3727	347	1058	1792	3727
Salomon Brothers Variable Emerging Growth Fund — Class I Shares	1203	2131	2932	4532	441	1331	2232	4532
Salomon Brothers Variable Growth & Income Fund — Class I Shares	1183	2074	2841	4369	421	1274	2141	4369

	If Contract is NOT surrendered or annuitized at end of period shown				If Contract is NOT surrendered or annuitized at end of period shown

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Janus Aspen Series
Balanced Portfolio — Service Shares	1140	1948	2638	3999	378	1148	1938	3999
Global Life Sciences Portfolio — Service Shares	1160	2006	2731	4170	398	1206	2031	4170
Global Technology Portfolio — Service Shares	1145	1963	2661	4042	383	1163	1961	4042
Worldwide Growth Portfolio — Service Shares	1143	1957	2652	4025	381	1157	1952	4025
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	1189	2091	2868	4418	427	1291	2168	4418
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	1144	1960	2656	4033	382	1160	1956	4033
Mid-Cap Value Portfolio	1163	2014	2745	4195	401	1214	2045	4195
PIMCO Variable Insurance Trust
Real Return Portfolio — Administrative Class	1115	1876	2520	3780	353	1076	1820	3780
Total Return Portfolio — Administrative Class	1114	1873	2515	3771	352	1073	1815	3771
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	1227	2201	3044	4730	465	1401	2344	4730
Putnam VT International Equity Fund — Class IB Shares	1172	2040	2786	4270	410	1240	2086	4270
Putnam VT Small Cap Value Fund — Class IB Shares	1165	2020	2754	4212	403	1220	2054	4212
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	1145	1963	2661	4042	383	1163	1961	4042
Investors Fund — Class I	1129	1916	2586	3903	367	1116	1886	3903
Large Cap Growth Fund — Class I	2063	4378	6180	8975	1301	3578	5480	8975
Small Cap Growth Fund — Class I	1177	2057	2814	4320	415	1257	2114	4320
The Travelers Series Trust
Convertible Securities Portfolio	1129	1916	2586	3903	367	1116	1886	3903
Disciplined Mid Cap Stock Portfolio	1133	1928	2605	3938	371	1128	1905	3938
Equity Income Portfolio	1132	1925	2600	3930	370	1125	1900	3930
Federated High Yield Portfolio	1137	1940	2624	3973	375	1140	1924	3973
Federated Stock Portfolio	1132	1925	2600	3930	370	1125	1900	3930
Large Cap Portfolio	1133	1928	2605	3938	371	1128	1905	3938
Lazard International Stock Portfolio	1154	1989	2703	4119	392	1189	2003	4119
MFS Emerging Growth Portfolio	1137	1940	2624	3973	375	1140	1924	3973
MFS Mid Cap Growth Portfolio	1141	1951	2642	4007	379	1151	1942	4007
MFS Research Portfolio	1142	1954	2647	4016	380	1154	1947	4016
Pioneer Fund Portfolio	1148	1971	2675	4068	386	1171	1975	4068
Travelers Quality Bond Portfolio	1093	1809	2411	3574	331	1009	1711	3574

	If Contract is NOT surrendered or annuitized at end of period shown				If Contract is NOT surrendered or annuitized at end of period shown

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	1133	1928	2605	3938	371	1128	1905	3938
Alliance Growth Portfolio	1131	1922	2595	3921	369	1122	1895	3921
MFS Total Return Portfolio	1131	1922	2595	3921	369	1122	1895	3921
Putnam Diversified Income Portfolio†	1141	1951	2642	4007	379	1151	1942	4007
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	1142	1954	2647	4016	380	1154	1947	4016
Enterprise Portfolio Class II Shares	1140	1948	2638	3999	378	1148	1938	3999
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	1141	1951	2642	4007	379	1151	1942	4007
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	1323	2472	3470	5454	561	1672	2770	5454
Mid Cap Portfolio — Service Class 2	1143	1957	2652	4025	381	1157	1952	4025

  ______________

†	Closed to new investors.

  CONDENSED FINANCIAL INFORMATION

  See Appendices A and B.

  THE ANNUITY CONTRACT

  Travelers Portfolio Architect XTRA Annuity is a contract between the Contract Owner (“you”) and the Company. This is the prospectus — it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

  You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts you allocate t o the Fixed Account (“Fixed Account Contract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

  Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

  Contract Owner Inquiries

  Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

  Purchase Payments

  Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

  We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment ) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

  Purchase Payment Credits

  For each Purchase Payment you make, we will add a credit to your Contract Value. The credit is a percentage of the Purchase Payment and depends on the greater age of the Contract Owner or Annuitant. If the greater age is 69 or under, the credit is 5%. If the greater age is 70 or over, the credit is 4%.

  We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.

  We will deduct the Purchase Payment Credit from any refunds made if:

      (a)   you return your Contract during the right to return period (we will include any gains on the credit in the refund)

      (b)   you (or the Annuitant, with no Contingent Annuitant surviving) die during the first 12 months after the Contract Date or

      (c)   you surrender or terminate your Contract within 12 months after the Contract Date

  When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit’s investment gains or losses.

  You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

  Purchase Payment Credits may not be included in your GMWB Remaining Benefit Base. Please refer to the description of the GMWB benefit for more information.

  Accumulation Units

  The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. An Accumulation Unit works like a share of a mutual fund. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

  The Variable Funding Options

  You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are subaccounts of the Separate Account. The subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

  You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

  If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

  The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser

Capital Appreciation Fund	Seeks growth of capital. The Fund normally invests in equity securities of issuers of any size and in any industry.	Travelers Asset Management International Company LLC (“TAMIC”) Subadviser: Janus Capital Corp.
Money Market Portfolio (Travelers)	Seeks high current return with preservation of capital and liquidity. The Fund normally invests in high-quality short term money market instruments.	TAMIC
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I†	Seeks to achieve long term growth of capital. Income is a secondary objective. The Fund normally invests in equity securities, including convertible securities.	A I M Advisers, Inc.
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio — Class B	Seeks growth of capital. The Fund normally invests in equity securities of a relatively small number of intensely researched U.S. companies.	Alliance Capital Management L.P.
American Funds Insurance Series
Global Growth Fund — Class 2 Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies located around the world.	Capital Research and Management Co. (“CRM”)
Growth Fund — Class 2 Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies that appear to offer superior opportunities for growth of capital.	CRM
Growth-Income Fund — Class 2 Shares	Seeks capital appreciation and income. The Fund normally invests in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.	CRM
Credit Suisse Trust
Emerging Markets Portfolio†	Seeks long term growth of capital. The Fund normally invests in equity securities of companies located in, or conducting a majority of their business, in emerging markets.	Credit Suisse Asset Management, LLC Subadviser: Credit Suisse Asset Management Limited
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	Seeks to achieve maximum long term total return with capital appreciation as a secondary objective. The Fund normally invests in companies that manage a portfolio of real estate to earn profits for shareholders (REITS).	Delaware Management Company
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	Seeks long term capital growth consistent with the preservation of capital. Current income is a secondary objective. The Fund normally invests in common stocks of established companies.	The Dreyfus Corporation (“Dreyfus”) Subadviser: Fayez Sarofim & Co.
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	Seeks to maximize capital appreciation. The Fund normally invests in companies with market capitalizations of less than $2 billion at the time of purchase.	Dreyfus

Funding Option	Investment Objective	Investment Adviser /Subadviser

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 Shares	Seeks capital appreciation. Income is a secondary objective. The Fund normally invests in equity securities of companies believed to be undervalued.	Franklin Mutual Advisers, LLC
Templeton Developing Markets Securities Fund — Class 2 Shares	Seeks long-term capital appreciation. The Fund normally invests in the investments of emerging market countries, primarily equity securities.	Templeton Asset Management Ltd.
Templeton Growth Securities Fund — Class 2 Shares	Seeks long-term capital growth. The Fund normally invests in equity securities of companies located anywhere in the world, including the U.S. and emerging markets.	Templeton Global Advisors Limited
Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The Fund normally invests in equity securities, or other investments with similar economic characteristics that are included in the S&P 500 Index.	TIMCO
Salomon Brothers Variable Emerging Growth Fund — Class I Shares	Seeks capital appreciation. The Fund normally invests in common stocks of emerging growth companies.	Salomon Brothers Asset Management (“SBAM”)
Salomon Brothers Variable Growth & Income Fund — Class I Shares	Seeks income and long-term capital growth. The Fund normally invests in equity securities that provide dividend or interest income and it also invests in non-income producing stocks for potential appreciation in value.	SBAM
Janus Aspen Series
Balanced Portfolio — Service Shares	Seeks long term capital growth, consistent with preservation of capital and balanced by current income. The Fund normally invests in common stocks selected for their growth potential and other securities selected for their income potential.	Janus Capital
Global Life Sciences Portfolio — Service Shares	Seeks long-term growth of capital. The Fund normally invests in securities of companies with a life science (e.g. health, personal care, pharmaceuticals) orientation.	Janus Capital
Global Technology Portfolio — Service Shares	Seeks long-term growth of capital. The Fund normally invests in securities of companies that are expected to benefit from advances or improvements in technology.	Janus Capital
Worldwide Growth Portfolio — Service Shares	Seeks growth of capital in a manner consistent with the preservation of capital. The Fund normally invests in the common stocks of companies of any size throughout the world.	Janus Capital
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	Seeks long-term capital appreciation. The Fund normally invests in equity securities, principally common stocks, of relatively small U.S. companies that are believed to be undervalued based on their earnings, cash flow or asset values.	Lazard Asset Management, LLC

Funding Option	Investment Objective	Investment Adviser/Subadviser

Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	Seeks long-term growth of capital and income without excessive fluctuations in market value. The Fund normally invests in equity securities of large, seasoned, U.S. and multinational companies believed to be undervalued.	Lord Abbett & Co.
Mid-Cap Value Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of mid-sized companies believed to be undervalued.	Lord Abbett & Co.
PIMCO Variable Insurance Trust
Real Return Portfolio — Administrative Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund normally invests in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments or government sponsored enterprises.	Pacific Investment Management Company LLC
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Fund normally invests in intermediate maturity fixed income securities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	Seeks long-term growth of capital. The Fund normally invests in the common stocks of U.S. companies believed to be fast-growing and whose earnings are likely to increase over time.	Putnam Investment Management (“Putnam”)
Putnam VT International Equity Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies outside the U.S.	Putnam
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in the common stocks of U.S. companies believed to be undervalued in the market.	Putnam
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	Seeks capital appreciation. The Fund normally invests in common stocks and their equivalents of companies believed to be undervalued in the marketplace.	SBAM
Investors Fund — Class I	Seeks long term growth of capital. Secondarily seeks current income. The Fund normally invests in common stocks of established companies.	SBAM
Large Cap Growth Fund — Class I	Seeks long-term growth of capital. The Fund normally invests in equity securities of companies with large market capitalizations.	SBAM
Small Cap Growth Fund — Class I	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with small market capitalizations.	SBAM
The Travelers Series Trust
Convertible Securities Portfolio	Seeks current income and capital appreciation. The Fund normally invests in convertible securities.	TAMIC
Disciplined Mid Cap Stock Portfolio	Seeks growth of capital. The Fund normally invests in the equity securities of companies with mid-size market capitalizations.	TAMIC Subadviser: Travelers Investment Management Company (“TIMCO”)

Funding Option	Investment Objective	Investment Adviser/Subadviser

The Travelers Series Trust (cont.)
Equity Income Portfolio	Seeks reasonable income. The Fund normally invests in equity securities with a focus on income producing equities.	TAMIC Subadviser: Fidelity Management & Research Company (“FMR”)
Federated High Yield Portfolio	Seeks high current income. The Fund normally invests in below investment-grade bonds and debt securities.	TAMIC Subadviser: Federated Investment Management Company (‘Federated”)
Federated Stock Portfolio	Seeks growth of income and capital. The Fund normally invests in equity securities that are selected on the basis of traditional research techniques.	TAMIC Subadviser: Federated
Large Cap Portfolio	Seeks long term growth of capital. The Fund normally invests in the securities of companies with large market capitalizations.	TAMIC Subadviser: FMR
Lazard International Stock Portfolio	Seeks capital appreciation. The Fund normally invests in equity securities of non-U.S. domiciled companies located in developed markets.	TAMIC Subadviser: Lazard Asset Management
MFS Emerging Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in common stock and related securities of emerging growth companies.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Mid Cap Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with medium market capitalization that are believed to have above average growth potential.	TAMIC Subadviser: MFS
MFS Research Portfolio	Seeks long term growth of capital and future income. The Fund normally invests in the common stocks of companies of any size.	TAMIC Subadviser: MFS
Pioneer Fund Portfolio	Seeks reasonable income and capital growth. The Fund normally invests in equity securities that are carefully selected, reasonably priced securities.	TAMIC Subadviser: Pioneer Investment Management Inc.
Travelers Quality Bond Portfolio	Seeks current income and total return with moderate capital volatility. The Fund normally invests in investment-grade bonds and debt securities.	TAMIC
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of companies that are likely to benefit from new products, services or processes or have experienced above-average earnings growth.	Travelers Investment Adviser Inc. (“TIA”) Subadviser: AIM Capital Management Inc.
Alliance Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in the equity securities of U.S. companies.	TIA Subadviser: Alliance Capital Management L.P.
MFS Total Return Portfolio	Seeks above average income consistent with the prudent employment of capital. Secondarily, seeks growth of capital and income. The Fund normally invests in a broad range of equity and fixed-income securities of both U.S. and foreign issuers.	TIA Subadviser: MFS
Putnam Diversified Income Portfolio†	Seeks high current income consistent with preservation of capital. The Fund normally invests in debt securities of U.S. and foreign governments and corporations.	TIA Subadviser: Putnam Investment Management, Inc.

Funding Option	Investment Objective	Investment Adviser/Subadviser

Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	Seeks capital growth and income. The Fund normally invests in common and preferred stocks, and convertible securities, of well established undervalued companies.	Van Kampen Asset Management Inc. (“Van Kampen”)
Enterprise Portfolio Class II Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies believed to have above-average potential for capital appreciation.	Van Kampen
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	Seeks long term capital appreciation. The Fund normally invests in common stocks of companies whose value may not be fully recognized by the public.	FMR
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation. The Fund normally invests in growth and/or value common stocks of domestic and foreign issuers.	FMR
Mid Cap Portfolio — Service Class 2	Seeks long term growth of capital. The Fund normally invests in common stocks of companies with medium market capitalizations.	FMR

  ______________

†	Closed to new investors.

  FIXED ACCOUNT

  We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

  CHARGES AND DEDUCTIONS

  General

  We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      the ability for you to make withdrawals and surrenders under the Contracts the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)
      administration of the annuity options available under the Contracts and the distribution of various reports to Contract Owners

  Costs and expenses we incur include:

      losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts sales and marketing expenses including commission payments to your sales agent and other costs of doing business

  Risks we assume include:

      that Annuitants may live longer than estimated when the annuity factors under the Contracts were established that the amount of the death benefit will be greater than the Contract Value and that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

  We may also deduct a charge for taxes.

  Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

  We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

  The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

  Withdrawal Charge

  We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

Years Since Purchase Payment Made		Withdrawal Charge

Greater than or Equal To	But less than
0 years	4 years	8%
4 years	5 years	7%
5 years	6 years	6%
6 years	7 years	5%
7 years	8 years	4%
8 years	9 years	3%
9 +years		0%

  For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

(a)	any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

(b)	any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

(c)	any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then

(d)	any contract earnings.

  Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

  We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

      due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)
      under the Managed Distribution Program, or
      under the Nursing Home Confinement provision (as described in Appendix D).

  Free Withdrawal Allowance

  Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only. We reserve the right to not permit the provision on a full surrender.

  Transfer Charge

  We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

  Administrative Charges

  There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

              (1)   from the distribution of death proceeds;

              (2)   after an annuity payout has begun; or

              (3)   if the Contract Value on the date of assessment equals or is greater than $100,000.

  We deduct the administrative expense charge (sometimes called “sub-account administrative charge”) on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15 % of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

  Mortality and Expense Risk Charge

  Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge equals 1.25% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

  Variable Liquidity Benefit Charge

  If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

  We will assess the charge as a percentage of the total benefit received as follows:

Years Since Initial Purchase Payment		Surrender Charge

Greater than or Equal To	But less than
0 years	4 years	8%
4 years	5 years	7%
5 years	6 years	6%
6 years	7 years	5%
7 years	8 years	4%
8 years	9 years	3%
9 years+		0%

  Please refer to The Annuity Period for a description of this benefit.

  E.S.P. Charge

  If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

  GMWB Charge

  If you select the Guaranteed Minimum Withdrawal Benefit, a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%. Your current charge will not reset unless you reset your benefit, at which time we may modify the charge.

  Variable Funding Option Expenses

  We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses.

  Premium Tax

  Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

  Changes in Taxes Based upon Premium or Value

  If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

  TRANSFERS

  Up to 30 days before the Maturity Date, you may transfer all or part of the Contract Value between Variable Funding Options. Please note that the Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things, the following factors:

          the total dollar amount being transferred
          the number of transfers you made within the previous three months whether your transfers follow a pattern designed to take advantage of short term market fluctuations whether your transfers are part of a group of transfers made by a third party on behalf of the individual Contract Owners in the group.
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

          reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

  If we choose to enforce our contractual rights to restrict transfers to once every six months, we will so notify you in writing.

  Future Modifications. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

  If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus.

  We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. These restrictions are subject to any state law requirements.

  Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

  There are no charges for transfers, however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since different Underlying Funds have different expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers.

  Dollar Cost Averaging

  Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

  You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

  You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

  In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected fundi ng options in 12 months.

  The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

  You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

  You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

  All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program.

  ACCESS TO YOUR MONEY

  Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

  For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

  Guaranteed Minimum Withdrawal Benefit (“GMWB” or “Principal Guarantee”)

  For an additional charge, you may elect GMWB, a living benefit that guarantees return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.

  Your initial Purchase Payment is used to determine your initial remaining benefit base, (“RBB”), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. Your initial RBB does not include Purchase Payment Credits. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit (“AWB”).

  If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

  Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

  If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. Purchase payment credits, although included in your Contract Value, are not included in your RBB unless you reset your RBB, as described below. The maximum RBB allowed at any time is $1 million without our consent. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

  Withdrawals: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

  If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal minus any Purchase Payment Credits applied within 12 months of the withdrawal.

  For example, assume your initial Purchase Payment is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in contract year two:

	Assumes 15% gain on investment			Assumes 15% loss on investment
	Contract Value	RBB	AWB (5%)	Contract Value	RBB	AWB (5%)
Values As Of
Contract date	$105,000	$100,000	$5,000	$105,000	$100,000	$5,000
Immediately prior to withdrawal, contract year two	$120,750	$100,000	$5,000	$89,250	$100,000	$5,000
Immediately after withdrawal, contract year two	$110,750	$91,718 [100,000 – (100,000 ×10,000/120,750)]	$4,586 [5,000 – (5,000 ×10,000/120,750)]	$79,250	$88,796 [100,000 – (100,000 ×10,000/89,250)]	$4,440 [5,000 – (5,000 ×10,000/89,250)]

Change in Value Due to Withdrawal (Partial Surrender Reduction)	$10,000	$8,282	$414	$10,000	$11,204	$560

  Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value minus any Purchase Payment Credits received 12 months prior to the reset date. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. The current charge in effect at the time of the reset will apply. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third contract year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

  If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

    The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.
    The total annual payment amount will equal the AWB and will never exceed your RBB, and
    We will no longer accept subsequent Purchase Payments into the Contract.

  If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

  Systematic Withdrawals

  Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

  We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to Contract Owners (where allowed by state law).

  Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59½. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

  Managed Distribution Program. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70½. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

  OWNERSHIP PROVISIONS

  Types of Ownership

  Contract Owner

  The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonQualified Contracts. You have sole power during the Annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

  You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

  If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

  Joint Owner. For Nonqualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

  Beneficiary

  You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

  Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

  Annuitant

  The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

  Contingent Annuitant

  You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

    the death benefit will not be payable upon the Annuitant's death the Contingent Annuitant becomes the Annuitant
    all other rights and benefits will continue in effect

  When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

  If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

  DEATH BENEFIT

  Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the “Annual Step-Up”). We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuation or beneficiary contract continuation (“Death Report Date”).

  Death Proceeds before the Maturity Date

  Standard Death Benefit: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

(1)	your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death or

(2)	the total Purchase Payments you made under the Contract less the total of any prior withdrawals

  Enhanced Death Benefit: We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

(1)	your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death

(2)	the total Purchase Payments you made under the Contract less the total of any prior withdrawals or

(3)	the “step-up value” as described below

  Step-Up Value. The step-up value will initially equal the first Purchase Payment. When you make an additional Purchase Payment , we will increase the step-up value by the amount of that Purchase Payment . When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant’s 80th birthday and before the Annuitant’s death, if the Contract Value less any Purchase Payment Credits applied within the last 12 months is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant’s 80th birthday will be those related to additional Purchase Payments or withdrawals.

  Partial Surrender Reduction. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value before the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal, less any Purchase Payment Credits applied within 12 months of the surrender.

  For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

              50,000 x (10,000/55,000) = 9,090

  Your new step-up value would be 50,000-9,090, or $40,910.

  The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

              50,000 x (10,000/30,000) = 16,666

  Your new step-up value would be 50,000-16,666, or $33,334.

  Enhanced Stepped-Up Provision (“E.S.P.”). (This provision is not available to a customer when either the Annuitant or owner is age 76 or older on the rider effective date.) The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

  If the Annuitant is younger than age 70 on the rider effective date, 40% of the lesser of: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

  If the Annuitant is between the ages of 70 and 75 on the rider effective date, 25% of the lesser of: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

  The initial modified Purchase Payment is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment . Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment (s) are reduced by a partial surrender reduction as described below.

  The partial surrender reduction is equal to: (1) the modified Purchase Payment (s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

  For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

              50,000 X (10,000/55,000) = 9,090

  You new modified Purchase Payment would be $50,000 — $9,090 = $40,910

  The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

              50,000 X (10,000/30,000) = 16,666

  Your new modified Purchase Payment would be $50,000 — $16,666 = $33,334

  Payment of Proceeds

  We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

  Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner (who is not the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Owner (who is the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Non-Spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.		Yes

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Non-Spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.	Unless the spouse elects to continue the contract.	Yes

Spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.	Unless the spouse elects to continue the Contract.

		A spouse who is not the beneficiary may decline to receive the proceeds and instruct the company to pay the beneficiary who may elect to continue the Contract.	Yes

Annuitant (who is not the Contract Owner)	The beneficiary (ies), or if none, to the Contract Owner	Unless the beneficiary elects to continue the Contract rather than receive the distribution.

		Or if, there is a Contingent Annuitant. Then, the Contingent Annuitant becomes the Annuitant and the Contract continues in effect (generally using the original Maturity Date). The proceeds will then be paid upon the death of the Contingent Annuitant or owner.	Yes

Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes

Annuitant (where owner is a nonnatural entity/trust)	The beneficiary (ies) (e.g. the trust) or if none, to the owner.		Yes (Death of Annuitant is treated as death of the owner in these circumstances.)

Contingent Annuitant (assuming Annuitant is still alive)	No death proceeds are payable; Contract continues.		N/A

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

  Qualified Contracts

Before the Maturity Date, Upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner / Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

  ______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

  Spousal Contract Continuance (nonqualified contracts only — does not apply if a non-spouse is a joint owner)

  Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

  If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

  Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse’s age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

  Beneficiary Contract Continuance (not permitted for non-natural beneficiaries)

  If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

  If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued contract (the “adjusted Contract Value”) will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date.

  The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      transfer ownership
      take a loan
      make additional Purchase Payments

  The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued contract will be based on the beneficiary’s age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

  Planned Death Benefit

  You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      through an annuity for life or a period that does not exceed the beneficiary's life expectancy or under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

  You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

  Death Proceeds after the Maturity Date

  If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

  THE ANNUITY PERIOD

  Maturity Date

  Under the Contract, you can receive regular income payments (“Annuity Payments”). You can choose the month and the year in which those payments begin (“Maturity Date”). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) payments for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

  You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant’s 90th birthday or ten years after the effective date of the Contract, if later.

  At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner’s attainment of age 70½ or year of retirement, or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

  Allocation of Annuity

  You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

  Variable Annuity

  You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

  Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

  The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

  Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

  Fixed Annuity

  You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

  PAYMENT OPTIONS

  Election of Options

  While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

  During the Annuitant’s lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

  The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

  On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

  Annuity Options

  Subject to the conditions described in “Election of Options” above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

  Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

  Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

  Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

  Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

  Option 5 — Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

  Variable Liquidity Benefit

  This benefit is only offered with the variable annuity option Payments for a Fixed Period without Life Contingency.

  At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the Contract Specifications page multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

  MISCELLANEOUS CONTRACT PROVISIONS

  Right to Return

  You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

  If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

  During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

  We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

  Termination

  You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes.

  Required Reports

  As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

  Suspension of Payments

  The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

  THE SEPARATE ACCOUNTS

  The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

  We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

  All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

  Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a lar ger combined fund.

  Performance Information

  From time to time, we may advertise several types of historical performance for the Contract’s Variable Funding Options. We may advertise the “standardized average annual total returns” of the Variable Funding Option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

  Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the Variable Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. Purchase Payment Credits are not included in these calculations. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

  Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. Purchase Payment Credits are not included in these calculations. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

  For Underlying Funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the Underlying Fund been held under the

  Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

  General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Variable Funding Options.

  FEDERAL TAX CONSIDERATIONS

  The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

  Non-Resident Aliens

  Distributions to non-resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

  General Taxation of Annuities

  Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or nonqualified, and the manner in which the money is distributed, as briefly described below.

  Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

  Types of Contracts: Qualified or Nonqualified

  If you purchase an annuity contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of qualified contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

  Nonqualified Annuity Contracts

  As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under applicable tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for tax purposes.

  If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

  If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

  Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

  Puerto Rico Tax Considerations

  The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get full credit because of the timing differences. You should consult wi th a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

  Qualified Annuity Contracts

  Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including lump-sum withdrawals and Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules that govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

  Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax adviser regarding this issue.

  Penalty Tax for Premature Distributions

  For both qualified and nonqualified contracts, taxable distributions taken before the Contract Owner has reached the age of 59½ will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

  Diversification Requirements for Variable Annuities

  The Code requires that any nonqualified variable annuity Contracts based on a Separate Account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

  Ownership of the Investments

  In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

  Mandatory Distributions For Qualified Plans

  Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70½. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70½ or the year of retirement.

  Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or Annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

  Taxation of Death Benefit Proceeds

  Amounts may be distributed from a Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a Payment Option, they are taxed in the same way as Annuity Payments.

  OTHER INFORMATION

  The Insurance Companies

  Please refer to your Contract to determine which Company issued your Contract.

  The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands

  and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

  The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

  Financial Statements

  The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

  Distribution of Variable Annuity Contracts

  We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The Contract is offered through both affiliated and non-affiliated broker dealers. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Cityplace, Hartford, CT.

  Up-front compensation paid to sales representatives will not exceed 10% of the Purchase Payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. In addition, Tower Square Securities, Inc., an affiliate of the Company, receives additional incentive payments from the Company relating to the sale of the Contracts. Also, we may pay additional compensation or permit other promotional incentives in cash, credit or other compensation for, among other things, training, marketing or services provided.

  Conformity with State and Federal Laws

  The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

  Voting Rights

  The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

  Legal Proceedings and Opinions

  Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

  There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable Contract.

  APPENDIX A — CONDENSED FINANCIAL INFORMATION

  THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
  Accumulation Unit Values (in dollars)

  The following tables provide the Accumulation Unit Value information for the minimum variable charge of 1.40% = (Standard Death Benefit without E.S.P.) and the maximum variable account charge of 1.80% (Enhanced Death Benefit with E.S.P. ). The variable account charges that fall in between this range are included in the Statement of Additional Information (“SAI”), which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon contained in Appendix E.

  Minimum Expense
  1.25 M&E, 0.15 Adm, = 1.40% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (5/00)	2002	0.541	0.400	1,612,958
	2001	0.742	0.541	1,770,037
	2000	1.000	0.742	189,085

Money Market Portfolio (2/98)	2002	1.158	1.157	3,968,056
	2001	1.131	1.158	3,881,543
	2000	1.080	1.131	293,012

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	0.885	0.609	994,353
	2001	1.000	0.885	421,659

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (11/99)	2002	0.753	0.514	1,278,582
	2001	0.925	0.753	892,135
	2000	1.127	0.925	96,323

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (5/00)	2002	0.667	0.581	23,079
	2001	0.748	0.667	246,451
	2000	1.000	0.748	—

Delaware VIP Trust
VIP REIT Series — Standard Class (5/00)	2002	1.258	1.297	542,919
	2001	1.173	1.258	169,706
	2000	1.000	1.173	7,111
  A-1

  Accumulation Unit Values (in dollars)

  Minimum Expense
  1.25 M&E, 0.15 Adm, = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (5/00)	2002	0.873	0.717	537,694
	2001	0.977	0.873	175,799
	2000	1.000	0.977	6,817

Small Cap Portfolio — Initial Shares (5/00)	2002	0.955	0.762	1,207,213
	2001	1.032	0.955	472,852
	2000	1.000	1.032	—

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.845	119,273

Templeton Growth Securities Fund — Class 2 (5/02)	2002	1.000	0.792	1,558

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares (2/01)	2002	0.822	0.629	1,408,585
	2001	0.951	0.822	1,012,410

Salomon Brothers Variable Emerging Growth Fund — Class I (5/02)	2002	1.000	0.758	18,468

Salomon Brothers Variable Growth & Income Fund — Class I (5/02)	2002	1.000	0.800	8,717

Janus Aspen Series
Balanced Portfolio — Service Shares (5/00)	2002	0.911	0.839	2,455,936
	2001	0.972	0.911	1,563,586
	2000	1.000	0.972	493,338

Global Life Sciences Portfolio — Service Shares (5/00)	2002	0.931	0.647	327,504
	2001	1.135	0.931	179,330
	2000	1.000	1.135	—

Global Technology Portfolio — Service Shares (5/00)	2002	0.415	0.242	947,203
	2001	0.672	0.415	631,575
	2000	1.000	0.672	30,577
  A-2

  Accumulation Unit Values (in dollars)

  Minimum Expense
  1.25 M&E, 0.15 Adm, = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Worldwide Growth Portfolio — Service Shares (5/00)	2002	0.609	0.446	1,080,320
	2001	0.798	0.609	919,187
	2000	1.000	0.798	381,642

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.053	1.132	5,715,152
	2001	1.000	1.053	1,027,250

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.857	0.696	120,823
	2001	1.000	0.857	172,126

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.088	0.877	1,111,270
	2001	1.000	1.088	218,519

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	0.806	0.560	354,885
	2001	1.000	0.806	90,017

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (4/01)	2002	1.209	0.894	1,672,013
	2001	1.204	1.209	894,987

Investors Fund — Class I (5/01)	2002	1.089	0.826	1,316,924
	2001	1.152	1.089	505,781

Large Cap Growth Fund — Class I (5/02)	2002	1.000	0.800	20,665

Small Cap Growth Fund — Class I (3/01)	2002	1.278	0.823	374,428
	2001	1.397	1.278	166,046

The Travelers Series Trust
Convertible Securities Portfolio (5/00)	2002	1.005	0.922	869,622
	2001	1.028	1.005	836,858
	2000	1.000	1.028	70,310
  A-3

  Accumulation Unit Values (in dollars)

  Minimum Expense
  1.25 M&E, 0.15 Adm, = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Disciplined Mid Cap Stock Portfolio (5/00)	2002	0.991	0.837	609,372
	2001	1.047	0.991	213,661
	2000	1.000	1.047	—

Equity Income Portfolio (4/00)	2002	1.043	0.885	2,913,402
	2001	1.133	1.043	1,567,212
	2000	1.052	1.133	197,368

Federated High Yield Portfolio (5/00)	2002	0.940	0.962	714,245
	2001	0.935	0.940	76,897
	2000	1.000	0.935	—

Federated Stock Portfolio (5/00)	2002	1.049	0.834	384,838
	2001	1.046	1.049	543,886
	2000	1.000	1.046	—

Large Cap Portfolio (11/99)	2002	0.774	0.589	292,511
	2001	0.949	0.774	201,210
	2000	1.126	0.949	72,389

Lazard International Stock Portfolio (5/00)	2002	0.686	0.589	289,734
	2001	0.943	0.686	286,652
	2000	1.000	0.943	—

MFS Emerging Growth Portfolio (4/00)	2002	0.710	0.460	567,780
	2001	1.128	0.710	376,108
	2000	1.433	1.128	99,230

MFS Mid Cap Growth Portfolio (5/00)	2002	0.737	0.372	765,147
	2001	0.980	0.737	619,700
	2000	1.000	0.980	15,819

MFS Research Portfolio (8/00)	2002	0.808	0.597	331,234
	2001	1.057	0.808	253,154
	2000	1.135	1.057	8,995

Travelers Quality Bond Portfolio (5/00)	2002	1.108	1.156	3,173,200
	2001	1.049	1.108	2,094,699
	2000	1.000	1.049	137,637
  A-4

  Accumulation Unit Values (in dollars)

  Minimum Expense
  1.25 M&E, 0.15 Adm, = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)	2002	0.864	0.649	153,676
	2001	1.000	0.864	53,578

Alliance Growth Portfolio (11/99)	2002	0.792	0.519	1,656,273
	2001	0.927	0.792	1,087,180
	2000	1.000	0.927	50,352

MFS Total Return Portfolio (6/00)	2002	1.137	1.062	3,995,198
	2001	1.153	1.137	1,997,966
	2000	1.003	1.153	99,711

Putnam Diversified Income Portfolio (5/00)	2002	1.020	1.065	134,078
	2001	0.992	1.020	499,291
	2000	1.000	0.992	7,948

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (5/01)	2002	0.914	0.726	352,819
	2001	1.000	0.914	167,638

Enterprise Portfolio — Class II Shares (5/01)	2002	0.908	0.631	4,269
	2001	1.000	0.908	—

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (5/00)	2002	0.796	0.710	1,486,472
	2001	0.922	0.796	869,188
	2000	1.000	0.922	180,188

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (5/01)	2002	0.843	0.769	78,854
	2001	1.000	0.843	—

Mid Cap Portfolio — Service Class 2 (5/01)	2002	1.028	0.912	397,241
	2001	1.000	1.028	107,418

  A-5

  Accumulation Unit Values (in dollars)

  Maximum Expense
  1.45 M&E, 0.15 Adm, .20 ESP = 1.80% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (5/00)	2002	0.538	0.396	—
	2001	1.000	0.538	—

Money Market Portfolio (2/98)	2002	1.146	1.141	—
	2001	1.000	1.146	—

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	0.883	0.605	—
	2001	1.000	0.883	—

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (11/99)	2002	0.749	0.509	—
	2001	1.000	0.749	—

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (5/00)	2002	0.663	0.576	—
	2001	1.000	0.663	—

Delaware VIP Trust
VIP REIT Series — Standard Class (5/00)	2002	1.252	1.285	—
	2001	1.000	1.252	—

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (5/00)	2002	0.869	0.711	—
	2001	1.000	0.869	—

Small Cap Portfolio — Initial Shares (5/00)	2002	0.950	0.755	—
	2001	1.000	0.950	—

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.842	2,000

Templeton Growth Securities Fund — Class 2 (5/02)	2002	1.000	0.790	2,000

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares (2/01)	2002	0.817	0.623	—
	2001	1.000	0.817	—
  A-6

  Accumulation Unit Values (in dollars)

  Maximum Expense
  1.45 M&E, 0.15 Adm, 0.20 ESP = 1.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Emerging Growth Fund — Class I (5/02)	2002	1.000	0.756	3,000

Salomon Brothers Variable Growth & Income Fund — Class I (5/02)	2002	1.000	0.798	1,000

Janus Aspen Series
Balanced Portfolio — Service Shares (5/00)	2002	0.907	0.831	—
	2001	1.000	0.907	—

Global Life Sciences Portfolio — Service Shares (5/00)	2002	0.927	0.641	—
	2001	1.000	0.927	—

Global Technology Portfolio — Service Shares (5/00)	2002	0.413	0.240	—
	2001	1.000	0.413	—

Worldwide Growth Portfolio — Service Shares (5/00)	2002	0.606	0.442	—
	2001	1.000	0.606	—

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.050	1.125	—
	2001	1.000	1.050	—

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.855	0.691	—
	2001	1.000	0.855	—

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.086	0.871	7,682
	2001	1.000	1.086	—

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	0.804	0.556	—
	2001	1.000	0.804	—

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (4/01)	2002	1.203	0.885	9,099
	2001	1.000	1.203	7,692
  A-7

  Accumulation Unit Values (in dollars)

  Maximum Expense
  1.45 M&E, 0.15 Adm, 0.20 ESP = 1.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Investors Fund — Class I (5/01)	2002	1.083	0.818	10,013
	2001	1.000	1.083	8,469

Large Cap Growth Fund — Class I (5/02)	2002	1.000	0.798	1,000

Small Cap Growth Fund — Class I (3/01)	2002	1.270	0.815	—
	2001	1.000	1.270	—

The Travelers Series Trust
Convertible Securities Portfolio (5/00)	2002	1.000	0.914	—
	2001	1.000	1.000	—

Disciplined Mid Cap Stock Portfolio (5/00)	2002	0.986	0.830	—
	2001	1.000	0.986	—

Equity Income Portfolio (4/00)	2002	1.037	0.876	—
	2001	1.000	1.037	—

Federated High Yield Portfolio (5/00)	2002	0.936	0.953	—
	2001	1.000	0.936	—

Federated Stock Portfolio (5/00)	2002	1.044	0.827	—
	2001	1.000	1.044	—

Large Cap Portfolio (11/99)	2002	0.769	0.583	—
	2001	1.000	0.769	—

Lazard International Stock Portfolio (5/00)	2002	0.683	0.584	—
	2001	1.000	0.683	—

MFS Emerging Growth Portfolio (4/00)	2002	0.706	0.456	—
	2001	1.000	0.706	—

MFS Mid Cap Growth Portfolio (5/00)	2002	0.734	0.369	—
	2001	1.000	0.734	—

MFS Research Portfolio (8/00)	2002	0.803	0.591	—
	2001	1.000	0.803	—
  A-8

  Accumulation Unit Values (in dollars)

  Maximum Expense
  1.45 M&E, 0.15 Adm, 0.20 ESP = 1.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Quality Bond Portfolio (5/00)	2002	1.103	1.146	—
	2001	1.000	1.103	—

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)	2002	0.862	0.644	—
	2001	1.000	0.862	—

Alliance Growth Portfolio (11/99)	2002	0.787	0.513	—
	2001	1.000	0.787	—

MFS Total Return Portfolio (6/00)	2002	1.131	1.052	7,911
	2001	1.000	1.131	7,931

Putnam Diversified Income Portfolio (5/00)	2002	1.015	1.055	—
	2001	1.000	1.015	—

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (5/01)	2002	0.911	0.721	—
	2001	1.000	0.911	—

Enterprise Portfolio — Class II Shares (5/01)	2002	0.906	0.626	—
	2001	1.000	0.906	—

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (5/00)	2002	0.792	0.703	—
	2001	1.000	0.792	—

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (5/01)	2002	0.841	0.764	—
	2001	1.000	0.841	—

Mid Cap Portfolio — Service Class 2 (5/01)	2002	1.025	0.906	—
	2001	1.000	1.025	—

  A-9

  Notes

  Effective January 2, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

  The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

  The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

  Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

  “Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

  The Travelers Series Fund Inc.: Putnam Diversified income Portfolio is no longer available to new Contract Owners

  A-10

  Appendix B
  CONDENSED FINANCIAL INFORMATION

  THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
  Accumulation Unit Values (in dollars)

  The following tables provide the Accumulation Unit Value information for the minimum variable charge of 1.40% = (Standard Death Benefit without E.S.P.) and the maximum variable account charge of 1.80% (Enhanced Death Benefit with E.S.P. ). The variable account charges that fall in between this range are included in the Statement of Additional Information (“SAI”), which is free of charge. You may request a copy of the SAI by calling the toll—free number found on the first page of this prospectus or by mailing in the coupon contained in Appendix E.

  Minimum Expense
  1.25 M&E, 0.15 Adm, = 1.40% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (5/00)	2002	0.541	0.400	10,337,045
	2001	0.742	0.541	14,174,851
	2000	1.000	0.742	9,685,366

Money Market Portfolio (10/97)	2002	1.158	1.157	10,222,059
	2001	1.131	1.158	9,720,708
	2000	1.080	1.131	2,307,960

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	0.885	0.609	1,958,680
	2001	1.000	0.885	772,623

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (11/99)	2002	0.753	0.514	22,920,668
	2001	0.925	0.753	30,657,551
	2000	1.127	0.925	26,711,914

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (5/00)	2002	0.667	0.581	447,939
	2001	0.748	0.667	952,771
	2000	1.000	0.748	221,321

Delaware VIP Trust
VIP REIT Series — Standard Class (6/00)	2002	1.258	1.297	1,710,144
	2001	1.173	1.258	481,199
	2000	1.000	1.173	48,709
  B-1

  Accumulation Unit Values (in dollars)

  Minimum Expense
  1.25 M&E, 0.15 Adm, = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (5/00)	2002	0.873	0.717	1,209,492
	2001	0.977	0.873	644,927
	2000	1.000	0.977	277,656

Small Cap Portfolio — Initial Shares (5/00)	2002	0.955	0.762	3,571,507
	2001	1.032	0.955	3,011,491
	2000	1.000	1.032	1,460,554

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.845	633,273

Templeton Growth Securities Fund — Class 2 (6/02)	2002	1.000	0.792	180,014

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares (11/99)	2002	0.822	0.629	17,735,675
	2001	0.951	0.822	14,784,877
	2000	1.063	0.951	9,919,249

Salomon Brothers Variable Emerging Growth Fund — Class I (8/02)	2002	1.000	0.758	74,555

Salomon Brothers Variable Growth & Income Fund — Class I (9/02)	2002	1.000	0.800	26,471

Janus Aspen Series
Balanced Portfolio — Service Shares (5/00)	2002	0.911	0.839	5,125,827
	2001	0.972	0.911	5,320,731
	2000	1.000	0.972	2,631,110

Global Life Sciences Portfolio — Service Shares (5/00)	2002	0.931	0.647	1,671,734
	2001	1.135	0.931	1,835,830
	2000	1.000	1.135	1,720,549

Global Technology Portfolio — Service Shares (5/00)	2002	0.415	0.242	3,998,130
	2001	0.672	0.415	4,187,835
	2000	1.000	0.672	4,483,704
  B-2

  Accumulation Unit Values (in dollars)

  Minimum Expense
  1.25 M&E, 0.15 Adm, = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Worldwide Growth Portfolio — Service Shares (5/00)	2002	0.609	0.446	6,179,894
	2001	0.798	0.609	6,907,600
	2000	1.000	0.798	6,625,173

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.053	1.132	17,039,505
	2001	1.000	1.053	3,528,611

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.857	0.696	3,188,678
	2001	1.000	0.857	239,877

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.088	0.877	3,088,400
	2001	1.000	1.088	1,040,422

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	0.806	0.560	193,101
	2001	1.000	0.806	82,991

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (11/99)	2002	1.209	0.894	9,606,077
	2001	1.204	1.209	7,452,708
	2000	1.032	1.204	2,476,774

Investors Fund — Class I (11/99)	2002	1.089	0.826	7,795,316
	2001	1.152	1.089	6,793,914
	2000	1.014	1.152	2,942,606

Large Cap Growth Fund — Class I (9/02)	2002	1.000	0.800	40,847

Small Cap Growth Fund — Class I (11/99)	2002	1.278	0.823	2,106,333
	2001	1.397	1.278	2,044,688
	2000	1.000	1.397	1,826,310

The Travelers Series Trust
Convertible Securities Portfolio (6/00)	2002	1.005	0.922	2,874,307
	2001	1.028	1.005	3,106,317
	2000	1.000	1.028	1,037,545
  B-3

  Accumulation Unit Values (in dollars)

  Minimum Expense
  1.25 M&E, 0.15 Adm, = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Disciplined Mid Cap Stock Portfolio (5/00)	2002	0.991	0.837	1,446,554
	2001	1.047	0.991	1,422,625
	2000	1.000	1.047	570,805

Equity Income Portfolio (11/99)	2002	1.043	0.885	10,600,886
	2001	1.133	1.043	10,046,727
	2000	1.052	1.133	4,977,279

Federated High Yield Portfolio (6/00)	2002	0.940	0.962	1,710,702
	2001	0.935	0.940	913,761
	2000	1.000	0.935	127,420

Federated Stock Portfolio (5/00)	2002	1.049	0.834	703,223
	2001	1.046	1.049	732,741
	2000	1.000	1.046	128,343

Large Cap Portfolio (11/99)	2002	0.774	0.589	6,842,860
	2001	0.949	0.774	7,970,781
	2000	1.126	0.949	6,001,335

Lazard International Stock Portfolio (5/00)	2002	0.686	0.589	1,220,371
	2001	0.943	0.686	885,468
	2000	1.000	0.943	356,321

MFS Emerging Growth Portfolio (11/99)	2002	0.710	0.460	9,835,278
	2001	1.128	0.710	12,537,784
	2000	1.433	1.128	10,965,615

MFS Mid Cap Growth Portfolio (5/00)	2002	0.737	0.372	3,504,601
	2001	0.980	0.737	3,647,107
	2000	1.000	0.980	2,539,453

MFS Research Portfolio (11/99)	2002	0.808	0.597	4,148,896
	2001	1.057	0.808	4,279,316
	2000	1.135	1.057	3,766,401

Travelers Quality Bond Portfolio (5/00)	2002	1.108	1.156	6,049,382
	2001	1.049	1.108	4,591,755
	2000	1.000	1.049	4,047,115
  B-4

  Accumulation Unit Values (in dollars)

  Minimum Expense
  1.25 M&E, 0.15 Adm, = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)	2002	0.864	0.649	711,965
	2001	1.000	0.864	630,256

Alliance Growth Portfolio (11/99)	2002	0.792	0.519	16,106,829
	2001	0.927	0.792	19,754,119
	2000	1.149	0.927	15,438,160

MFS Total Return Portfolio (11/99)	2002	1.137	1.062	22,530,995
	2001	1.153	1.137	16,974,046
	2000	1.003	1.153	5,181,152

Putnam Diversified Income Portfolio (6/00)	2002	1.020	1.065	990,950
	2001	0.992	1.020	1,000,776
	2000	1.000	0.992	165,623

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (5/01)	2002	0.914	0.726	1,228,918
	2001	1.000	0.914	644,900

Enterprise Portfolio — Class II Shares (6/01)	2002	0.908	0.631	121,490
	2001	1.000	0.908	11,890

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (5/00)	2002	0.796	0.710	4,138,442
	2001	0.922	0.796	3,578,211
	2000	1.000	0.922	1,364,359

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (8/01)	2002	0.843	0.769	49,412
	2001	1.000	0.843	11,149

Mid Cap Portfolio — Service Class 2 (5/01)	2002	1.028	0.912	844,778
	2001	1.000	1.028	145,421

  B-5

  Accumulation Unit Values (in dollars)

  Maximum Expense
  1.45 M&E, 0.15 Adm, 0.20 ESP = 1.80% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (5/00)	2002	0.538	0.396	407,014
	2001	1.000	0.538	649,555

Money Market Portfolio (10/97)	2002	1.146	1.141	659,403
	2001	1.000	1.146	311,856

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	0.883	0.605	550,900
	2001	1.000	0.883	241,785

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (11/99)	2002	0.749	0.509	2,761,613
	2001	1.000	0.749	2,203,655

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (5/00)	2002	0.663	0.576	36,564
	2001	1.000	0.663	4,156

Delaware VIP Trust
VIP REIT Series — Standard Class (6/00)	2002	1.252	1.285	145,664
	2001	1.000	1.252	11,465

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (5/00)	2002	0.869	0.711	209,810
	2001	1.000	0.869	34,515

Small Cap Portfolio — Initial Shares (5/00)	2002	0.950	0.755	179,886
	2001	1.000	0.950	27,031

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.842	10,755

Templeton Growth Securities Fund — Class 2 (6/02)	2002	1.000	0.790	14,815

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares (11/99)	2002	0.817	0.623	1,645,211
	2001	1.000	0.817	2,026,387
  B-6

  Accumulation Unit Values (in dollars)

  Maximum Expense
  1.45 M&E, 0.15 Adm, 0.20 ESP = 1.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Emerging Growth Fund — Class I (8/02)	2002	1.000	0.756	—

Salomon Brothers Variable Growth & Income Fund — Class I (9/02)	2002	1.000	0.798	9,207

Janus Aspen Series
Balanced Portfolio — Service Shares (5/00)	2002	0.907	0.831	447,203
	2001	1.000	0.907	240,551

Global Life Sciences Portfolio — Service Shares (5/00)	2002	0.927	0.641	84,104
	2001	1.000	0.927	86,994

Global Technology Portfolio — Service Shares (5/00)	2002	0.413	0.240	131,205
	2001	1.000	0.413	156,658

Worldwide Growth Portfolio — Service Shares (5/00)	2002	0.606	0.442	267,863
	2001	1.000	0.606	538,280

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.050	1.125	7,601,486
	2001	1.000	1.050	1,040,045

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.855	0.691	322,648
	2001	1.000	0.855	86,605

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.086	0.871	653,195
	2001	1.000	1.086	141,792

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	0.804	0.556	29,622
	2001	1.000	0.804	14,734

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (11/99)	2002	1.203	0.885	2,730,229
	2001	1.000	1.203	1,624,219
  B-7

  Accumulation Unit Values (in dollars)

  Maximum Expense
  1.45 M&E, 0.15 Adm, 0.20 ESP = 1.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Investors Fund — Class I (11/99)	2002	1.083	0.818	1,169,456
	2001	1.000	1.083	1,074,948

Large Cap Growth Fund — Class I (9/02)	2002	1.000	0.798	—

Small Cap Growth Fund — Class I (11/99)	2002	1.270	0.815	485,599
	2001	1.000	1.270	272,556

The Travelers Series Trust
Convertible Securities Portfolio (6/00)	2002	1.000	0.914	93,674
	2001	1.000	1.000	909,851

Disciplined Mid Cap Stock Portfolio (5/00)	2002	0.986	0.830	66,258
	2001	1.000	0.986	7,202

Equity Income Portfolio (11/99)	2002	1.037	0.876	1,084,598
	2001	1.000	1.037	993,080

Federated High Yield Portfolio (6/00)	2002	0.936	0.953	77,295
	2001	1.000	0.936	48,230

Federated Stock Portfolio (5/00)	2002	1.044	0.827	63,998
	2001	1.000	1.044	18,229

Large Cap Portfolio (11/99)	2002	0.769	0.583	677,781
	2001	1.000	0.769	439,291

Lazard International Stock Portfolio (5/00)	2002	0.683	0.584	53,081
	2001	1.000	0.683	25,354

MFS Emerging Growth Portfolio (11/99)	2002	0.706	0.456	824,344
	2001	1.000	0.706	900,007

MFS Mid Cap Growth Portfolio (5/00)	2002	0.734	0.369	281,572
	2001	1.000	0.734	107,322

MFS Research Portfolio (11/99)	2002	0.803	0.591	698,259
	2001	1.000	0.803	662,621
  B-8

  Accumulation Unit Values (in dollars)

  Maximum Expense
  1.45 M&E, 0.15 Adm, 0.20 ESP = 1.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Quality Bond Portfolio (5/00)	2002	1.103	1.146	335,801
	2001	1.000	1.103	227,168

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)	2002	0.862	0.644	139,857
	2001	1.000	0.862	898,773

Alliance Growth Portfolio (11/99)	2002	0.787	0.513	1,454,962
	2001	1.000	0.787	1,336,240

MFS Total Return Portfolio (11/99)	2002	1.131	1.052	7,540,877
	2001	1.000	1.131	3,539,246

Putnam Diversified Income Portfolio (6/00)	2002	1.015	1.055	17,525
	2001	1.000	1.015	7,608

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (5/01)	2002	0.911	0.721	625,949
	2001	1.000	0.911	158,937

Enterprise Portfolio — Class II Shares (6/01)	2002	0.906	0.626	196,781
	2001	1.000	0.906	26,673

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (5/00)	2002	0.792	0.703	239,965
	2001	1.000	0.792	90,527

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (8/01)	2002	0.841	0.764	20,856
	2001	1.000	0.841	8,651

Mid Cap Portfolio — Service Class 2 (5/01)	2002	1.025	0.906	307,773
	2001	1.000	1.025	7,278

  B-9

  Notes

  Effective January 2, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

  The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

  The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

  Funding options not listed above had no amounts allocated to them or where not available as of December 31, 2002.

  “Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

  The Travelers Series Fund Inc.: Putnam Diversified income Portfolio is no longer available to new Contract Owners

  B-10

  APPENDIX C

  THE FIXED ACCOUNT

  The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

  The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

  Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

  We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

  Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

  Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

  We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirement, general economic trends and competitive factors.

  Transfers

  Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

  You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual contract date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

  Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

  C-1

  APPENDIX D

  WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
  (Available only if Enhanced Death Benefit is elected and the
  Annuitant is age 70 or younger on the date the Contract is issued.)

  If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

  An eligible nursing home is defined as an institution or special nursing unit of a hospital that:

              (a)   is Medicare approved as a provider of skilled nursing care services and

(b)	is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism

  OR

  Meets all of the following standards:

(a)	is licensed as a nursing care facility by the state in which it is licensed

(b)	is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing—bed of a hospital or other facility

(c)	provides nursing care to individuals who are not able to care for themselves and who require nursing care

(d)	provides, as a primary function, nursing care and room and board; and charges for these services

(e)	provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN)

(f)	may provide care by a licensed physical, respiratory, occupational or speech therapist and

(g)	is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

  We will not waive withdrawal charges if confinement is due to one or more of the following causes:

(a)	mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

(b)	the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

(c)	the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

(d)	sensitivity to drugs voluntarily taken, unless prescribed by a physician

(e)	drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

  Filing a claim: You must provide the Company with written notice of a claim during continued confinement after the 90—day qualifying period, or within sixty days after such confinement ends.

  D-1

  The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one—year period before confinement in an eligible nursing home begins, less any Purchase Payment Credits applied within 12 months of the date of the withdrawal, less any Purchase Payments made on or after the Annuitant’s 71st birthday.

  We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

  D-2

  APPENDIX E

  CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

  The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Principal Underwriting Agreement
        Valuation of Assets
        Performance Information
        Federal Tax Considerations
        Independent Accountants
        Condensed Financial Information
        Financial Statements

  Copies of the Statement of Additional Information dated May 1, 2003 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103—3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L—21261S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L—21262S.

Name:
Address:

  E-1

  THIS PAGE INTENTIONALLY LEFT BLANK.

L—20672	May 1, 2003

  PART B

  Information Required in a Statement of Additional Information

  TRAVELERS VINTAGE XTRA
  TRAVELERS PORTFOLIO ARCHITECT XTRA

  STATEMENT OF ADDITIONAL INFORMATION

  dated

  May 1, 2003

  for

  THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES

  ISSUED BY

  THE TRAVELERS LIFE AND ANNUITY COMPANY

  This Statement of Additional Information (“SAI”) is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2003. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.

THE INSURANCE COMPANY	2
PRINCIPAL UNDERWRITER	2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT	2
VALUATION OF ASSETS	2
PERFORMANCE INFORMATION	3
FEDERAL TAX CONSIDERATIONS	13
INDEPENDENT AUDITORS	16
CONDENSED FINANCIAL INFORMATION	17
FINANCIAL STATEMENTS	F-1

  THE INSURANCE COMPANY

  The Travelers Life and Annuity Company (the “Company”) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York) and the District of Columbia and Puerto Rico. The Company’s Home Office is located at One Cityplace Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

  The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. (“Citigroup”), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup’s activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

  State Regulation. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the “Commissioner”). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company’s books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

  The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

  The Separate Account. The Travelers Fund BD IV for Variable Annuities (“Fund BD IV”) meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Fund BD IV are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of Fund BD IV, and the Commissioner has adopted no regulations under the Section that affect Fund BD IV.

  PRINCIPAL UNDERWRITER

  Travelers Distribution LLC (“TDLLC”) serves as principal underwriter for Fund BD IV and the Contracts. The offering is continuous. TDLLC’s principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and Fund BD IV.

  DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

  Under the terms of the Distribution and Principal Underwriting Agreement among Fund BD IV, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

  VALUATION OF ASSETS

  Funding Options: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

  Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

  2

  Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

  Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by “marking to market” (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) “Marking to market” takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

  The Contract Value: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

                   (a) = investment income plus capital gains and losses (whether realized or unrealized);

                   (b) = any deduction for applicable taxes (presently zero); and

                   (c) = the value of the assets of the funding option at the beginning of the valuation period.

  The gross investment rate may be either positive or negative. A Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the valuation period.

  Accumulation Unit Value. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

  Annuity Unit Value. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is 1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

  PERFORMANCE INFORMATION

  From time to time, the Company may advertise several types of historical performance for the Funding Options of Fund BD IV. The Company may advertise the “standardized average annual total returns” of the Funding Options available through Fund BD IV, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the “nonstandardized total returns,” as described below:

  STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is allocated to the Funding Option, and then related to ending redeemable values over one-, five- and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the “since inception” total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets per contract sold (or anticipated to be sold) under the Prospectus to which this SAI relates. Each quotation assumes a total redemption at the end of each period with any applicable withdrawal charge deducted at that time.

  3

  NONSTANDARDIZED METHOD. Nonstandardized “total returns” will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any applicable withdrawal charge or the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

  For Funding Options that were in existence before they became available under Fund BD IV, the nonstandardized average annual total return quotations will reflect the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

  Average annual total returns for each of the Funding Options computed according to the standardized and nonstandardized methods for the period ending December 31, 2002 are set forth in the following tables.

  4

  Travelers Vintage XTRA

  Standardized Performance as of 12/31/02

STOCK ACCOUNTS:	1 Year	5 Year	10 Years (or inception)

AIM Capital Appreciation Portfolio	-32.12%	—	-27.82%	5/1/01
AIM V.I. Premier Equity Fund	-37.86%	—	-30.54%	5/1/01
Alliance Growth Portfolio	-40.84%	—	-22.59%	11/9/99
Alliance Growth & Income Portfolio - Class B*	—	—	-28.51%	5/1/02
Alliance Premier Growth Portfolio - Class B*	-38.38%	—	-22.34%	11/3/99
American Funds Global Growth Fund-Class 2*	-23.80%	—	-14.86%	11/17/99
American Funds Growth Fund-Class 2*	-32.64%	—	-13.47%	11/8/99
American Funds Growth-Income Fund-Class 2*	-27.14%	—	-7.14%	11/3/99
Equity Income Portfolio (Fidelity)	-23.18%	—	-8.86%	11/18/99
Equity Index Portfolio - Class II	-30.77%	—	-17.23%	11/8/99
Fidelity VIP Contrafund® Portfolio-Service Class*	-19.11%	—	-10.29%	11/3/99
Fidelity VIP Mid Cap Portfolio - Service Class 2*	—	—	-22.14%	5/1/02
Franklin Mutual Shares Securities Fund - Class 2*	-0.60%	—	-23.31%	5/1/02
Franklin Small Cap Fund - Class 2*	-36.44%	—	-19.03%	11/9/99
Janus Aspen Aggressive Growth Portfolio - Service Shares*	-35.93%	—	-40.58%	5/1/00
Large Cap Portfolio (Fidelity)	-31.14%	—	-20.64%	11/26/99
MFS Emerging Growth Portfolio	-41.45%	—	-25.02%	11/3/99
MFS Research Portfolio	-33.25%	—	-20.52%	11/18/99
Multiple Discipline Portfolio - All Cap Growth and Value**	—	—	-2.69%	10/1/02
Multiple Discipline Portfolio - Global All Cap Growth and Value**	—	—	-1.40%	10/1/02
Multiple Discipline Portfolio - Large Cap Growth and Value**	—	—	-1.89%	10/1/02
Putnam VT International Growth Fund - Class IB Shares*	-26.53%	—	-24.68%	5/1/01
Putnam VT Small Cap Value Fund - Class IB Shares*	-27.07%	—	-13.38%	5/1/01
Putnam VT Voyager II Fund - Class IB Shares*	-37.25%	—	-33.98%	5/1/01
Salomon Brothers Variable Capital Fund	-33.18%	—	-7.47%	11/26/99
Salomon Brothers Variable Investors Fund	-31.37%	—	-9.70%	11/10/99
Salomon Brothers Variable Small Cap Growth Fund	-41.87%	—	-11.70%	11/24/99
Smith Barney Aggressive Growth Portfolio	-40.00%	—	-8.25%	11/3/99
Smith Barney Appreciation Portfolio	-26.40%	—	-11.01%	11/9/99
Smith Barney Fundamental Value Portfolio	-29.80%	—	-7.56%	12/6/99
Smith Barney International All Cap Growth Portfolio	-33.75%	—	-25.79%	11/18/99
Smith Barney Large Cap Core Portfolio	-34.02%	—	-27.58%	5/1/01

  5

  Travelers Vintage XTRA

  Standardized Performance as of 12/31/02 (cont’d)

STOCK ACCOUNTS:	1 Year	5 Years	10 Years (or inception)

Smith Barney Large Cap Growth Portfolio	-32.92%	—	-16.72%	11/3/99
Smith Barney Large Cap Value Portfolio	-33.50%	—	-13.82%	11/16/99
Smith Barney Mid Cap Core Portfolio	-27.83%	—	-5.10%	11/3/99
Smith Barney Premier Selection All Cap Growth Portfolio	-34.74%	—	-28.01%	5/1/01
Smith Barney Small Cap Growth Opportunities Portfolio	-33.71%	—	-24.88%	5/1/01
Templeton Foreign Securities Fund - Class 2*	-27.34%	—	-13.91%	11/3/99
Van Kampen LIT Emerging Growth Portfolio	-39.86%	—	-21.40%	11/9/99
Van Kampen Enterprise Portfolio	-37.05%	—	-22.10%	11/9/99
BOND ACCOUNTS:
PIMCO Total Return Portfolio	-1.95%	—	1.590%	5/1/01
Smith Barney Diversified Strategic Income Portfolio	-6.08%	—	-1.96%	11/8/99
Smith Barney High Income Portfolio	-13.56%	—	-9.47%	11/17/99
Travelers Managed Income Portfolio	-8.67%	—	-0.19%	11/12/99
BALANCED ACCOUNTS:
MFS Total Return Portfolio	-15.37%	—	-2.19%	11/26/99
Multiple Discipline Portfolio - Balanced All Cap Growth and Value**	—	—	-4.98%	10/1/02
MONEY MARKET ACCOUNTS:
Smith Barney Money Market Portfolio	-9.49%	—	-1.67%	11/8/99

  These returns reflect the MAXIMUM fees and expenses allowed.

  The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

  *These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for period before the current class existed. If the current class’s 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

  An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

  6

  Travelers Vintage XTRA
  Non-Standardized Performance as of 12/31/02

					Average Annual Returns

STOCK ACCOUNTS:	1 YR	3 YR	5 YR	10 YR	3 YR	5 YR	10 YR	Inception

AIM Capital Appreciation Portfolio	-24.01%	-58.29%	-30.20%	—	-26.73%	-7.37%	—	10/10/95	-2.18%
AIM V.I. Premier Equity Fund	-29.20%	-54.14%	-28.11%	—	-24.35%	-6.83%	—	5/5/93	4.42%
Alliance Growth Portfolio	-26.64%	-56.56%	-35.95%	—	-25.72%	-8.95%	—	6/20/94	4.48%
Alliance Growth & Income Portfolio - Class B*	-24.04%	-11.73%	—	—	-5.66%	—	—	6/1/99	-6.28%
Alliance Premier Growth Portfolio - Class B*	-28.64%	-56.01%	-31.97%	78.22%	-25.40%	-7.85%	5.38%	6/26/92	6.46%
American Funds Global Growth Fund-Class 2*	-17.84%	-53.35%	-4.02%	—	-23.91%	-1.29%	—	4/30/97	2.27%
American Funds Growth Fund-Class 2*	-24.75%	-49.13%	5.280%	136.22%	-21.66%	0.550%	8.4%	2/8/84	10.24%
American Funds Growth-Income Fund-Class 2*	-21.01%	-14.89%	-9.50%	99.11%	-6.81%	-2.45%	6.56%	2/28/85	8.70%
Equity Income Portfolio (Fidelity)	-19.53%	-16.03%	-16.96%	—	-7.23%	-4.11%	—	8/30/96	3.09%
Equity Index Portfolio - Class II	-25.28%	-41.15%	-25.51%	82.61%	-17.71%	-6.17%	5.64%	11/30/91	6.53%
Fidelity VIP Contrafund® Portfolio-Service Class*	-15.35%	-34.65%	-4.99%	—	-14.76%	-1.49%	—	1/31/95	8.63%
Fidelity VIP Mid Cap Portfolio - Service Class 2*	-14.95%	-20.90%	—	—	-9.09%	—	—	12/29/98	10.76%
Franklin Mutual Shares Securities Fund - Class 2*	-16.42%	4.240%	-1.78%	—	-0.21%	-0.84%	—	11/8/96	2.70%
Franklin Small Cap Fund - Class 2*	-28.49%	-61.17%	—	—	-28.47%	—	—	5/1/98	-7.81%
Janus Aspen Aggressive Growth Portfolio - Service Shares*	-20.80%	-78.83%	-26.30%	—	-41.64%	-6.37%	—	9/13/93	3.95%
Large Cap Portfolio (Fidelity)	-25.39%	-52.36%	-24.11%	—	-23.37%	-5.82%	—	8/30/96	1.18%
MFS Emerging Growth Portfolio	-29.66%	-73.06%	-38.33%	—	-36.74%	-9.64%	—	8/30/96	-2.74%
MFS Research Portfolio	-27.81%	-52.44%	—	—	-23.41%	—	—	3/23/98	-10.05%
Multiple Discipline Portfolio - All Cap Growth and Value**	—	—	—	—	—	—	—	10/1/02	2.36%
Multiple Discipline Portfolio - Global All Cap Growth and Value**	—	—	—	—	—	—	—	10/1/02	2.07%
Multiple Discipline Portfolio - Large Cap Growth and Value**	—	—	—	—	—	—	—	10/1/02	1.87%
Putnam VT International Growth Fund - Class IB Shares*	-22.95%	-50.62%	-15.16%	—	-21.24%	-3.70%	—	1/2/97	0.33%
Putnam VT Small Cap Value Fund - Class IB Shares*	-24.22%	2.26%	—	—	0.35%	—	—	4/30/99	1.36%
Putnam VT Voyager II Fund - Class IB Shares*	-26.58%	—	—	—	—	—	—	9/28/00	-37.58%
Salomon Brothers Variable Capital Fund	-28.03%	-19.09%	8.320%	—	-7.19%	1.12%	—	2/17/98	1.56%
Salomon Brothers Variable Investors Fund	-25.46%	-20.25%	-15.54%	—	-7.63%	-3.78%	—	2/17/98	-3.30%
Salomon Brothers Variable Small Cap Growth Fund	-35.97%	-49.39%	—	—	-20.59%	—	—	11/1/99	-8.82%
Smith Barney Aggressive Growth Portfolio	-27.38%	-40.72%	—	—	-16.31%	—	—	11/1/99	-6.02%
Smith Barney Appreciation Portfolio	-20.88%	-23.92%	-14.45%	68.27%	-9.07%	-3.54%	4.74%	10/16/91	4.90%
Smith Barney Fundamental Value Portfolio	-25.76%	-19.11%	-6.14%	—	-7.20%	-1.73%	—	12/3/93	5.95%
Smith Barney International All Cap Growth Portfolio	-27.87%	-67.06%	-46.61%	—	-31.12%	-12.19%	—	6/20/94	-4.76%
  7

  Travelers Vintage XTRA
  Non-Standardized Performance as of 12/31/02(cont’d)

					Average Annual Returns

STOCK ACCOUNTS:	1 YR	3 YR	5 YR	10 YR	3 YR	5 YR	10 YR	Inception

Smith Barney Large Cap Core Portfolio	-26.27%	-47.10%	—	—	-19.42%	—	—	9/14/99	-13.07%
Smith Barney Large Cap Growth Portfolio	-23.55%	-44.23%	—	—	-17.99%	—	—	5/1/98	-2.93%
Smith Barney Large Cap Value Portfolio	-28.47%	-25.22%	-32.49%	—	-9.59%	-7.99%	—	6/20/94	2.69%
Smith Barney Mid Cap Core Portfolio	-21.97%	-29.65%	—	—	-11.41%	—	—	11/1/99	-3.86%
Smith Barney Premier Selection All Cap Growth Portfolio	-26.88%	-39.34%	—	—	-15.67%	—	—	9/14/99	-7.02%
Smith Barney Small Cap Growth Opportunities Portfolio	-26.60%	-52.04%	-29.59%	—	-22.00%	-7.21%	—	2/7/97	-3.42%
Templeton Foreign Securities Fund - Class 2*	-23.61%	-39.94%	-32.18%	5.13%	-15.95%	-7.90%	3.59%	5/1/92	2.83%
Van Kampen LIT Emerging Growth Portfolio	-29.83%	-71.25%	-6.18%	—	-34.14%	-1.74%	—	7/3/95	5.77%
Van Kampen Enterprise Portfolio	-28.64%	-60.11%	-41.49%	—	-26.62%	-10.58%	—	6/21/94	2.51%
BOND ACCOUNTS:
PIMCO Total Return Portfolio	5.52%	24.57%	27.51%	—	7.17%	4.48%	—	12/31/97	4.36%
Smith Barney Diversified Strategic Income Portfolio	4.09%	5.80%	8.01%	45.62%	1.49%	1.07%	3.27%	10/16/91	3.05%
Smith Barney High Income Portfolio	-0.35%	-17.04%	-19.82%	—	-6.41%	-4.78%	—	6/22/94	1.11%
Travelers Managed Income Portfolio	1.56%	11.39%	12.63%	—	3.25%	1.91%	—	6/28/94	3.24%
BALANCED ACCOUNTS:
MFS Total Return Portfolio	-11.00%	6.80%	6.25%	—	1.81%	0.73%	—	6/20/94	6.07%
Multiple Discipline Portfolio - Balanced All Cap Growth and Value**	—	—	—	—	—	—	—	10/1/02	1.18%
MONEY MARKET ACCOUNTS:
Smith Barney Money Market Portfolio	-1.63%	2.88%	8.45%	—	0.55%	1.15%	—	6/20/94	1.56%

  The inception date is the date that the underlying fund commenced operations.

  *These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for period before the current class existed. If the current class’s 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

  An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

  8

  Travelers Portfolio Architect XTRA
  Standardized Performance as of 12/31/02

STOCK ACCOUNTS:	1 Year	5 Year	10 Year (or inception)

AIM Capital Appreciation Portfolio	-32.30%	—	-27.99%	5/1/01
AIM V.I. Premier Equity Fund	-38.07%	—	-30.72%	5/1/01
Alliance Growth Portfolio	-41.06%	—	-22.27%	11/4/99
Alliance Premier Growth Portfolio - Class B*	-38.59%	—	-22.49%	11/3/99
Capital Appreciation Fund (Janus)	-33.39%	—	-32.61%	5/1/00
Credit Suisse Emerging Markets Portfolio	-21.18%	—	-22.29%	5/1/00
Delaware VIP REIT Series	-6.44%	—	6.09%	5/1/00
Dreyfus VIF Appreciation Portfolio	-25.83%	—	-15.84%	5/1/00
Dreyfus VIF Developing Leaders Portfolio	-28.01%	—	-13.90%	5/1/00
Equity Income Portfolio (Fidelity)	-23.33%	—	-7.75%	11/4/99
Equity Index Portfolio - Class II	-30.94%	—	-17.39%	11/11/99
Federated Stock Portfolio	-28.19%	—	-10.87%	5/1/00
Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2	-17.56%	—	-20.14%	5/1/01
Fidelity VIP Contrafund® Portfolio - Service Class 2	-19.41%	—	-10.51%	11/3/99
Fidelity VIP Mid Cap Portfolio - Service Class 2*	-19.79%	—	-11.41%	5/1/01
Franklin Mutual Shares Securities Fund - Class 2*		—	-23.56%	5/1/02
Janus Aspen Global Life Sciences Portfolio - Service Shares*	-37.43%	—	-19.07%	5/1/00
Janus Aspen Global Technology Portfolio - Service Shares*	-47.71%	—	-44.36%	5/1/00
Janus Aspen Worldwide Growth Portfolio - Service Shares*	-33.95%	—	-29.73%	5/1/00
Large Cap Portfolio (Fidelity)	-31.32%	—	-19.02%	11/4/99
Lazard International Stock Portfolio	-22.44%	—	-21.90%	5/1/00
MFS Emerging Growth Portfolio	-41.66%	—	-25.17%	11/3/99
MFS Mid Cap Growth Portfolio	-54.84%	—	-34.42%	5/1/00
MFS Research Portfolio	-33.44%	—	-18.70%	11/4/99
Putnam VT International Growth Fund - Class IB Shares*	-26.70%	—	-24.83%	5/1/01
Putnam VT Small Cap Value Fund - Class IB Shares*	-27.24%	—	-13.49%	5/1/01
Putnam VT Voyager II Fund - Class IB Shares*	-37.45%	—	-34.17%	5/1/01
Salomon Brothers Variable Capital Fund	-33.37%	—	-7.51%	11/16/99
Salomon Brothers Variable Emerging Growth Fund		—	-31.55%	5/1/02
  9

  Travelers Portfolio Architect XTRA
  Standardized Performance as of 12/31/02 (cont’d)

STOCK ACCOUNTS:	1 Year	5 Year	10 Year (or inception)

Salomon Brothers Variable Growth and Income Fund		—	-27.66%	5/1/02
Salomon Brothers Variable Investors Fund	-31.55%	—	-9.93%	11/29/99
Salomon Brothers Variable Large Cap Growth Fund		—	-27.63%	5/1/02
Salomon Brothers Variable Small Cap Growth Fund	-42.09%	—	-9.87%	11/3/99
Templeton Growth Securities Fund - Class 2		—	-28.43%	5/1/02
Travelers Disciplined Mid Cap Stock Portfolio	-23.67%	—	-10.75%	5/1/00
Van Kampen LIT Comstock Portfolio - Class II Shares*	-28.29%	—	-22.88%	5/1/01
Van Kampen LIT Enterprise Portfolio Class II Shares*	-37.45%	—	-29.21%	5/1/01
BOND ACCOUNTS:
Federated High Yield Portfolio	-7.23%	—	-5.94%	5/1/00
PIMCO Total Return Portfolio	-1.98%	—	1.58%	5/1/01
Travelers Convertible Securities Portfolio	-17.05%	—	-7.44%	5/1/00
Travelers Quality Bond Portfolio	-5.18%	—	1.28%	5/1/00
BALANCED ACCOUNTS:
Janus Aspen Balanced Portfolio - Service Shares*	-16.76%	—	-10.69%	5/1/00
MFS Total Return Portfolio	-15.49%	—	-2.06%	11/3/99
MONEY MARKET ACCOUNTS:
Travelers Money Market Portfolio	-9.48%	—	-2.38%	5/1/00

  The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

  *These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for period before the current class existed. If the current class’s 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

  An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

  10

  Travelers Portfolio Architect XTRA
  Non-Standardized Performance as of 12/31/02

STOCK ACCOUNTS:	1 YR	3YR	5YR	10YR	3YR	5YR	10YR	Inception

AIM Capital Appreciation Portfolio	-26.29%	-51.79%	-21.43%		-22.06%	-5.50%		-1.80%	10/10/95
AIM V.I. Premier Equity Fund	-32.56%	-51.74%	-19.26%		-22.03%	-4.99%		4.86%	5/5/93
Alliance Growth Portfolio	-35.81%	-56.47%	-27.64%		-24.64%	-7.04%		4.87%	6/20/94
Alliance Premier Growth Portfolio - Class B*	-33.13%	-56.02%	-16.10%	100.91%	-24.38%	-4.26%	6.23%	7.09%	6/26/92
Capital Appreciation Fund (Janus)	-27.48%	-60.07%	-2.96%	115.57%	-26.76%	-1.44%	6.98%	5.42%	5/16/83
Credit Suisse Emerging Markets Portfolio	-14.19%	-49.24%	-24.98%		-20.72%	-6.37%		-6.37%	12/31/97
Delaware VIP REIT Series	1.61%	40.46%			11.21%			3.27%	5/6/98
Dreyfus VIF Appreciation Portfolio	-19.25%	-29.96%	-1.45%		-11.79%	-1.13%		7.18%	4/5/93
Dreyfus VIF Developing Leaders Portfolio	-21.62%	-19.54%	-7.48%	171.85%	-7.63%	-2.37%	9.50%	21.05%	8/31/90
Equity Income Portfolio (Fidelity)	-16.53%	-17.95%	-6.51%		-7.03%	-2.17%		3.97%	8/30/96
Equity Index Portfolio - Class II	-24.81%	-42.61%	-14.33%	102.15%	-17.43%	-3.86%	6.29%	7.07%	11/30/91
Federated Stock Portfolio	-21.81%	-20.41%	-4.48%		-7.96%	-1.75%		4.49%	8/30/96
Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2	-10.25%							-23.71%	9/26/00
Fidelity VIP Contrafund® Portfolio - Service Class 2	-12.27%	-31.21%	7.63%		-12.32%	0.63%		9.08%	1/3/95
Fidelity VIP Mid Cap Portfolio - Service Class 2*	-12.68%	9.18%			2.25%			12.30%	12/29/98
Franklin Mutual Shares Securities Fund - Class 2*	-14.43%	0.23%	7.92%		-0.62%	0.68%		3.31%	11/8/96
Janus Aspen Global Life Sciences Portfolio - Service Shares*	-31.86%							-21.03%	1/18/00
Janus Aspen Global Technology Portfolio - Service Shares*	-43.04%							-40.14%	1/18/00
Janus Aspen Worldwide Growth Portfolio - Service Shares*	-28.09%	-55.30%	-7.48%		-23.98%	-2.37%		7.27%	9/13/93
Large Cap Portfolio (Fidelity)	-25.22%	-49.34%	-13.59%		-20.77%	-3.69%		1.79%	8/30/96
Lazard International Stock Portfolio	-15.57%	-47.12%	-29.73%		-19.64%	-7.58%		-4.22%	8/1/96
MFS Emerging Growth Portfolio	-36.47%	-69.30%	-28.33%		-32.81%	-7.22%		-2.50%	8/30/96
MFS Mid Cap Growth Portfolio	-50.80%	-60.59%			-27.07%			-9.76%	3/23/98
MFS Research Portfolio	-27.53%	-49.13%			-20.66%			-9.41%	3/23/98
Putnam VT International Growth Fund - Class IB Shares*	-20.19%	-44.71%	2.05%		-18.44%	-0.44%		1.66%	1/2/97
Putnam VT Small Cap Value Fund - Class IB Shares*	-20.78%	12.85%			3.38%			3.15%	4/30/99
Putnam VT Voyager II Fund - Class IB Shares*	-31.89%							-38.87%	9/28/00
Salomon Brothers Variable Capital Fund	-27.45%	-15.50%			-6.11%			2.61%	2/17/98
Salomon Brothers Variable Emerging Growth Fund	-34.90%	-22.75%	112.33%		-8.87%	15.31%		15.11%	12/3/93
Salomon Brothers Variable Growth and Income Fund	-25.78%	-35.13%	-22.79%	43.84%	-14.01%	-5.83%	2.73%	2.99%	10/16/91
Salomon Brothers Variable Investors Fund	-25.47%	-20.52%			-8.01%	%		-2.42%	2/17/98
Salomon Brothers Variable Large Cap Growth Fund								-21.22%	5/1/02
Salomon Brothers Variable Small Cap Growth Fund	-36.93%	-34.06%			-13.54%	%		-7.41%	11/1/99
  11

  Travelers Portfolio Architect XTRA
  Non-Standardized Performance as of 12/31/02 (cont’d)

STOCK ACCOUNTS:	1 YR	3YR	5YR	10YR	3YR	5YR	10YR	Inception

Templeton Growth Securities Fund - Class 2	-21.00%	-23.72%	-19.02%		-9.26%	-4.93%		1.29%	3/15/94
Travelers Disciplined Mid Cap Stock Portfolio	-16.90%	-10.21%	15.21%		-4.20%	2.01%		6.76%	4/1/97
Van Kampen LIT Comstock Portfolio - Class II Shares*	-21.92%	-4.93%			-2.36%	%		-3.96%	5/1/99
Van Kampen LIT Enterprise Portfolio Class II Shares*	-31.89%	-55.90%	-32.54%	46.27%	-24.31%	-8.33%	2.90%	3.93%	4/7/86
BOND ACCOUNTS:
Federated High Yield Portfolio	0.82%	-9.04%	-5.24%		-3.79%	-1.90%		1.34%	8/30/96
PIMCO Total Return Portfolio	6.07%	22.86%	28.05%		6.35%	4.19%		4.19%	12/31/97
Travelers Convertible Securities Portfolio	-9.70%	-2.72%	%		-1.61%	%		1.85%	5/1/98
Travelers Quality Bond Portfolio	2.87%	13.83%	20.48%		3.68%	2.93%		3.38%	8/30/96
BALANCED ACCOUNTS:
Janus Aspen Balanced Portfolio - Service Shares*	-9.39%	-18.12%	35.12%		-7.09%	5.32%		8.87%	9/13/93
MFS Total Return Portfolio	-8.00%	3.65%	14.70%		0.49%	1.92%		6.53%	6/20/94
MONEY MARKET ACCOUNTS:
Travelers Money Market Portfolio	-1.47%	4.81%	11.56%	22.23%	0.86%	1.35%	1.06%	1.89%	12/31/87

  The inception date is the date that the underlying fund commenced operations.

  *These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for period before the current class existed. If the current class’s 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

  An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

  12

  FEDERAL TAX CONSIDERATIONS

  The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract should consult with a qualified tax or legal adviser.

  Mandatory Distributions for Qualified Plans

  Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70½ or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the contract owner attains 70½ regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the contract owner or the annuitant.

  Nonqualified Annuity Contracts

  Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other “look-through” entity which owns for an individual’s benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986.

  If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

  Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law ..

  In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is dist ributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

  13

  Individual Retirement Annuities

  To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”). The limit is $3,000 for calendar years 2002 – 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the ind ividual limits outlined above.

  The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

  SIMPLE Plan IRA Form

  Effective January 1, 1997, employers may establish a savings incentive match plan for employees (“SIMPLE plan”) under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of pa rticipation, shall be subject to a 25% early withdrawal tax.

  Roth IRAs

  Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA’s), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a “traditional” IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

  Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59½, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

  Qualified Pension and Profit-Sharing Plans

  Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

  Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant’s “investment in the contract” is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

  14

  The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000. The limit on employee salary reduction deferrals (commonly referred to as “401(k) contributions”) increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2005. The $15,000 annual limit will be indexed for inflation after 2005.

  Section 403(b) Plans

  Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

  Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59½, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

  Federal Income Tax Withholding

  The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

  1.   Eligible Rollover Distribution from Section 403(b) Plans or Arrangements, from Qualified Pension and Profit-Sharing Plans, or from 457 Plans Sponsored by Governmental Entities

  There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

        (a)   a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

        (b)   a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

        (c)   a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70½ or as otherwise required by law, or

        (d)   the distribution is a hardship distribution.

  A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

  2.   Other Non-Periodic Distributions (full or partial redemptions)

  To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

  15

  3.   Periodic Distributions (distributions payable over a period greater than one year)

  The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 2003, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,600 or less per year, will generally be exempt from periodic withholding.

  Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

  Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

  INDEPENDENT AUDITORS

  KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund’s financial statements.

  The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002, included herein, and the financial statements of The Travelers Fund BD IV for Variable Annuities as of December 31, 2002, and for each of the years in the two-year period ended December 31, 2002, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2002, financial statements and schedules of The Travelers Life and Annuity Company refer to changes in the Company’s methods of accounting for goodwill and other intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

  16

  CONDENSED FINANCIAL INFORMATION

  The following tables provide the Accumulation Unit Values information for the mid-range combinations of variable account charges. The Accumulation Unit Value information for the minimum variable account charge and the maximum variable account charge are contained in the Prospectus.

  VINTAGE XTRA
  1.25 M&E, .15 Adm., .20 ESP = 1.60% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund - Series I (5/01)	2002	0.884	0.607	66,257
	2001	1.000	0.884	38,368

Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio - Class B (5/02)	2002	1.000	0.787	—

Premier Growth Portfolio - Class B (11/99)	2002	0.752	0.512	553,711
	2001	1.000	0.752	472,388

American Funds Insurance Series
Global Growth Fund - Class 2 (11/99)	2002	0.879	0.738	225,675
	2001	1.000	0.879	39,649

Growth Fund - Class 2 (11/99)	2002	0.983	0.731	665,207
	2001	1.000	0.983	507,376

Growth-Income Fund - Class 2 (11/99)	2002	1.109	0.891	637,610
	2001	1.000	1.109	176,771

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund - Class 2 (11/99)	2002	0.805	0.565	63,012
	2001	1.000	0.805	11,089

Mutual Shares Securities Fund - Class 2 (5/02)	2002	1.000	0.844	63,760

Templeton Foreign Securities Fund - Class 2 (11/99)	2002	0.883	0.708	363,371
	2001	1.000	0.883	372,306

Greenwich Street Series Fund
Appreciation Portfolio (11/99)	2002	0.969	0.787	81,729
	2001	1.000	0.969	67,228

Diversified Strategic Income Portfolio (11/99)	2002	1.029	1.061	71,933
	2001	1.000	1.029	19,815
  17

  CONDENSED FINANCIAL INFORMATION

  1.25 M&E, .15 Adm., .20 ESP = 1.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Equity Index Portfolio - Class II Shares (11/99)	2002	0.820	0.627	50,016
	2001	1.000	0.820	18,820

Fundamental Value Portfolio (11/99)	2002	1.161	0.899	537,929
	2001	1.000	1.161	394,244

Janus Aspen Series
Aggressive Growth Portfolio - Service Shares (5/00)	2002	0.401	0.283	5,449
	2001	1.000	0.401	37,119

PIMCO Variable Insurance Trust
Total Return Portfolio - Administrative Class (5/01)	2002	1.051	1.129	428,795
	2001	1.000	1.051	133,797

Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares (5/01)	2002	0.856	0.694	12,408
	2001	1.000	0.856	12,419

Putnam VT Small Cap Value Fund - Class IB Shares (5/01)	2002	1.087	0.874	99,145
	2001	1.000	1.087	19,095

Putnam VT Voyager II Fund - Class IB Shares (5/01)	2002	0.805	0.558	35,744
	2001	1.000	0.805	20,652

Salomon Brothers Variable Series Fund Inc.
Capital Fund - Class I (11/99)	2002	1.208	0.891	338,073
	2001	1.000	1.208	267,374

Investors Fund – Class I (11/99)	2002	1.087	0.823	166,026
	2001	1.000	1.087	118,438

Small Cap Growth Fund - Class I (11/99)	2002	1.276	0.820	28,961
	2001	1.000	1.276	15,650

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/01)	2002	0.893	0.650	27,520
	2001	1.000	0.893	18,613
  18

  CONDENSED FINANCIAL INFORMATION

  1.25 M&E, .15 Adm., .20 ESP = 1.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Premier Selections All Cap Growth Portfolio (5/01)	2002	0.893	0.644	—
	2001	1.000	0.893	—

Smith Barney Multiple Discipline Trust
Multiple Disciple Portfolio – All Cap Growth and Value (10/02)	2002	1.000	1.061	—

Multiple Disciple Portfolio – Balanced All Cap Growth and Value (10/02)	2002	1.000	1.038	11,625

Multiple Disciple Portfolio – Global All Cap Growth and Value (10/02)	2002	1.000	1.074	—

Multiple Disciple Portfolio – Large Cap Growth and Value (10/02)	2002	1.000	1.069	—

The Travelers Series Trust
Equity Income Portfolio (11/99)	2002	1.041	0.882	179,228
	2001	1.000	1.041	147,790

Large Cap Portfolio (11/99)	2002	0.773	0.587	177,655
	2001	1.000	0.773	129,126

MFS Emerging Growth Portfolio (11/99)	2002	0.709	0.459	116,020
	2001	1.000	0.709	60,909

MFS Research Portfolio (11/99)	2002	0.807	0.594	18,731
	2001	1.000	0.807	60,196

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)	2002	0.863	0.646	—
	2001	1.000	0.863	—

Alliance Growth Portfolio (11/99)	2002	0.790	0.517	213,950
	2001	1.000	0.790	300,275

MFS Total Return Portfolio (11/99)	2002	1.136	1.059	498,176
	2001	1.000	1.136	418,483

Smith Barney Aggressive Growth Portfolio (11/99)	2002	1.304	0.864	639,967
	2001	1.000	1.304	665,934
  19

  CONDENSED FINANCIAL INFORMATION

  1.25 M&E, .15 Adm., .20 ESP = 1.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney High Income Portfolio (11/99)	2002	0.872	0.830	533,727
	2001	1.000	0.872	245,081

Smith Barney International All Cap Growth Portfolio (11/99)	2002	0.626	0.458	22,854
	2001	1.000	0.626	18,316

Smith Barney Large Cap Value Portfolio (11/99)	2002	1.007	0.739	159,945
	2001	1.000	1.007	133,560

Smith Barney Large Capitalization Growth Portfolio (11/99)	2002	0.861	0.638	314,292
	2001	1.000	0.861	261,322

Smith Barney Mid Cap Core Portfolio (11/99)	2002	1.201	0.956	170,504
	2001	1.000	1.201	116,293

Smith Barney Money Market Portfolio (11/99)	2002	1.074	1.070	261,045
	2001	1.000	1.074	429,755

Travelers Managed Income Portfolio (11/99)	2002	1.115	1.121	92,965
	2001	1.000	1.115	49,595

Van Kampen Enterprise Portfolio (11/99)	2002	0.752	0.522	53,325
	2001	1.000	0.752	74,568

Van Kampen Life Investment Trust
Emerging Growth Portfolio - Class I Shares (11/99)	2002	0.832	0.553	393,325
	2001	1.000	0.832	422,164

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)	2002	0.944	0.691	29,678
	2001	1.000	0.944	13,580

Variable Insurance Products Fund II
Contrafund® Portfolio - Service Class (11/99)	2002	0.903	0.805	36,293
	2001	1.000	0.903	81,469

Variable Insurance Products Fund III
Mid Cap Portfolio - Service Class 2 (5/01)	2002	1.027	0.909	16,792

  20

  CONDENSED FINANCIAL INFORMATION

  1.45 M&E, .15 Adm. = 1.60% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund - Series I (5/01)	2002	0.884	0.607	647,408
	2001	1.000	0.884	672,046

Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio - Class B (5/02)	2002	1.000	0.787	210,350

Premier Growth Portfolio - Class B (11/99)	2002	0.750	0.511	23,790,186
	2001	0.923	0.750	29,036,887
	2000	1.127	0.923	28,034,507
	1999	1.000	1.127	5,273,207

American Funds Insurance Series
Global Growth Fund - Class 2 (11/99)	2002	0.877	0.736	18,146,401
	2001	1.039	0.877	18,176,320
	2000	1.301	1.039	17,191,023
	1999	1.000	1.301	1,335,904

Growth Fund - Class 2 (11/99)	2002	0.980	0.728	37,722,692
	2001	1.217	0.980	38,023,813
	2000	1.183	1.217	27,954,276
	1999	1.000	1.183	4,513,981

Growth-Income Fund - Class 2 (11/99)	2002	1.105	0.888	29,371,372
	2001	1.095	1.105	27,111,322
	2000	1.031	1.095	18,696,964
	1999	1.000	1.031	2,847,709

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund - Class 2 (11/99)	2002	0.803	0.564	7,343,903
	2001	0.963	0.803	7,990,242
	2000	1.172	0.963	7,481,600
	1999	1.000	1.172	1,075,985

Mutual Shares Securities Fund - Class 2 (5/02)	2002	1.000	0.844	528,176

Templeton Foreign Securities Fund - Class 2 (11/99)	2002	0.881	0.706	6,448,965
	2001	1.065	0.881	6,421,300
	2000	1.109	1.065	4,608,384
	1999	1.000	1.109	940,873
  21

  CONDENSED FINANCIAL INFORMATION

  1.45 M&E, .15 Adm. = 1.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Appreciation Portfolio (11/99)	2002	0.966	0.784	8,688,026
	2001	1.023	0.966	6,870,740
	2000	1.043	1.023	4,390,631
	1999	1.000	1.043	1,032,853

Diversified Strategic Income Portfolio (11/99)	2002	1.026	1.058	6,504,597
	2001	1.010	1.026	6,858,336
	2000	0.999	1.010	2,959,211
	1999	1.000	0.999	315,232

Equity Index Portfolio - Class II Shares (11/99)	2002	0.818	0.625	9,715,715
	2001	0.949	0.818	8,473,335
	2000	1.063	0.949	4,565,965
	1999	1.000	1.063	1,331,138

Fundamental Value Portfolio (11/99)	2002	1.158	0.897	15,584,731
	2001	1.243	1.158	11,718,159
	2000	1.048	1.243	2,753,940
	1999	1.000	1.048	193,248

Janus Aspen Series
Aggressive Growth Portfolio - Service Shares (5/00)	2002	0.400	0.283	7,940,507
	2001	0.673	0.400	11,884,574
	2000	1.000	0.673	9,173,879

PIMCO Variable Insurance Trust
Total Return Portfolio - Administrative Class (5/01)	2002	1.051	1.129	18,004,391
	2001	1.000	1.051	4,242,977

Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares (5/01)	2002	0.856	0.694	1,800,769
	2001	1.000	0.856	749,754

Putnam VT Small Cap Value Fund - Class IB Shares (5/01)	2002	1.087	0.874	2,220,650
	2001	1.000	1.087	839,211
  22

  CONDENSED FINANCIAL INFORMATION

  1.45 M&E, .15 Adm. = 1.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam VT Voyager II Fund - Class IB Shares (5/01)	2002	0.805	0.558	197,673
	2001	1.000	0.805	124,658

Salomon Brothers Variable Series Fund Inc.
Capital Fund - Class I (11/99)	2002	1.204	0.888	10,775,602
	2001	1.201	1.204	8,547,628
	2000	1.032	1.201	3,343,972
	1999	1.000	1.032	144,350

Investors Fund - Class I (11/99)	2002	1.084	0.821	4,799,603
	2001	1.150	1.084	4,504,340
	2000	1.014	1.150	1,547,583
	1999	1.000	1.014	323,132

Small Cap Growth Fund - Class I (11/99)	2002	1.272	0.817	2,406,334
	2001	1.394	1.272	2,141,864
	2000	1.213	1.394	1,757,555
	1999	1.000	1.213	334,378

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/01)	2002	0.893	0.650	229,970
	2001	1.000	0.893	144,460

Smith Barney Premier Selections All Cap Growth Portfolio (5/01)	2002	0.893	0.644	1,136,435
	2001	1.000	0.893	480,035

Smith Barney Multiple Discipline Trust
Multiple Disciple Portfolio – All Cap Growth and Value (10/02)	2002	1.000	1.061	466,163

Multiple Disciple Portfolio – Balanced All Cap Growth and Value (10/02)	2002	1.000	1.038	371,070

Multiple Disciple Portfolio – Global All Cap Growth and Value (10/02)	2002	1.000	1.074	216,556

Multiple Disciple Portfolio – Large Cap Growth and Value (10/02)	2002	1.000	1.069	9,113

  23

  CONDENSED FINANCIAL INFORMATION

  1.45 M&E, .15 Adm. = 1.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

The Travelers Series Trust
Equity Income Portfolio (11/99)	2002	1.038	0.879	5,817,969
	2001	1.130	1.038	5,670,567
	2000	1.052	1.130	3,655,356
	1999	1.000	1.052	581,591

Large Cap Portfolio (11/99)	2002	0.771	0.585	5,323,665
	2001	0.947	0.771	6,056,750
	2000	1.125	0.947	4,871,712
	1999	1.000	1.125	715,311

MFS Emerging Growth Portfolio (11/99)	2002	0.707	0.457	9,263,540
	2001	1.126	0.707	11,423,573
	2000	1.432	1.126	11,797,938
	1999	1.000	1.432	1,856,574

MFS Research Portfolio (11/99)	2002	0.805	0.593	5,820,389
	2001	1.055	0.805	6,519,866
	2000	1.135	1.055	5,293,596
	1999	1.000	1.135	648,369

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)	2002	0.863	0.646	355,655
	2001	1.000	0.863	295,944

Alliance Growth Portfolio (11/99)	2002	0.788	0.515	14,018,634
	2001	0.925	0.788	18,452,438
	2000	1.149	0.925	15,213,070
	1999	1.000	1.149	2,482,793

MFS Total Return Portfolio (11/99)	2002	1.132	1.056	17,726,342
	2001	1.151	1.132	15,105,160
	2000	1.002	1.151	6,755,149
	1999	1.000	1.002	421,734

Smith Barney Aggressive Growth Portfolio (11/99)	2002	1.300	0.862	27,508,553
	2001	1.377	1.300	32,746,985
	2000	1.209	1.377	15,970,239
	1999	1.000	1.209	1,899,455

  24

  CONDENSED FINANCIAL INFORMATION
  1.45 M&E, .15 Adm. = 1.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney High Income Portfolio (11/99)	2002	0.870	0.828	5,047,118
	2001	0.918	0.870	4,622,624
	2000	1.015	0.918	2,271,887
	1999	1.000	1.015	431,806

Smith Barney International All Cap Growth Portfolio (11/99)	2002	0.624	0.457	5,451,530
	2001	0.922	0.624	6,861,761
	2000	1.229	0.922	6,991,811
	1999	1.000	1.229	456,157

Smith Barney Large Cap Value Portfolio (11/99)	2002	1.004	0.737	11,266,892
	2001	1.111	1.004	11,961,528
	2000	0.998	1.111	6,078,392
	1999	1.000	0.998	676,689

Smith Barney Large Capitalization Growth Portfolio (11/99)	2002	0.859	0.636	19,430,483
	2001	0.998	0.859	20,224,489
	2000	1.090	0.998	15,577,436
	1999	1.000	1.090	2,543,458

Smith Barney Mid Cap Core Portfolio (11/99)	2002	1.198	0.953	9,372,595
	2001	1.352	1.198	9,076,242
	2000	1.165	1.352	5,564,635
	1999	1.000	1.165	583,087

Smith Barney Money Market Portfolio (11/99)	2002	1.071	1.067	24,649,125
	2001	1.049	1.071	20,703,283
	2000	1.005	1.049	9,983,343
	1999	1.000	1.005	4,261,461

Travelers Managed Income Portfolio (11/99)	2002	1.112	1.118	6,368,871
	2001	1.058	1.112	5,448,475
	2000	0.997	1.058	1,590,702
	1999	1.000	0.997	346,462

Van Kampen Enterprise Portfolio (11/99)	2002	0.749	0.521	3,895,303
	2001	0.967	0.749	4,424,482
	2000	1.152	0.967	4,320,274
	1999	1.000	1.152	436,721

  25

  CONDENSED FINANCIAL INFORMATION

  1.45 M&E, .15 Adm. = 1.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Van Kampen Life Investment Trust
Emerging Growth Portfolio - Class I Shares (11/99)	2002	0.830	0.551	18,222,088
	2001	1.231	0.830	21,447,162
	2000	1.392	1.231	20,721,308
	1999	1.000	1.392	4,621,812

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)	2002	0.944	0.691	719,832
	2001	1.000	0.944	84,932

Variable Insurance Products Fund II
Contrafund® Portfolio - Service Class (11/99)	2002	0.901	0.803	9,326,096
	2001	1.045	0.901	9,656,771

Contrafund® Portfolio - Service Class (continued)	2000	1.138	1.045	10,233,244
	1999	1.000	1.138	3,185,580

Variable Insurance Products Fund III
Mid Cap Portfolio - Service Class 2 (5/01)	2002	1.027	0.909	910,419

  Notes

  The number of units outstanding for the 2001 year end have been restated to include annuity units, where appropriate.

  The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

  Funding options not listed above had no amounts allocated to them or where not available as of December 31, 2002.

  “Number of Units outstanding at end of period” may include units for contract owners in payout phase, where appropriate.

  26

  CONDENSED FINANCIAL INFORMATION

  The following tables provide the Accumulation Unit Values information for the mid-range combinations of variable account charges. The Accumulation Unit Value information for the minimum variable account charge and the maximum variable account charge are contained in the Prospectus.

  Portfolio Architect XTRA
  1.25 M&E, .15 Adm, .20 ESP = 1.60% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (5/00)	2002	0.540	0.398	73,462
	2001	1.000	0.540	63,779

Money Market Portfolio (10/97)	2002	1.156	1.153	489,209
	2001	1.000	1.156	409,277

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund - Series I (5/01)	2002	0.884	0.607	66,257
	2001	1.000	0.884	38,368

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio - Class B (11/99)	2002	0.752	0.512	553,711
	2001	1.000	0.752	472,388

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (5/00)	2002	0.666	0.579	5,070
	2001	1.000	0.666	—

Delaware VIP Trust
VIP REIT Series - Standard Class (6/00)	2002	1.256	1.292	39,432
	2001	1.000	1.256	6,450

Dreyfus Variable Investment Fund
Appreciation Portfolio - Initial Shares (5/00)	2002	0.872	0.715	27,763
	2001	1.000	0.872	2,817

Small Cap Portfolio - Initial Shares (5/00)	2002	0.954	0.759	21,685
	2001	1.000	0.954	1,380

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund - Class 2 (5/02)	2002	1.000	0.844	63,760

Templeton Growth Securities Fund - Class 2 (6/02)	2002	1.000	0.791	—
  27

  CONDENSED FINANCIAL INFORMATION

  1.25 M&E, .15 Adm, .20 ESP = 1.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class II Shares (11/99)	2002	0.820	0.627	50,016
	2001	1.000	0.820	18,820

Salomon Brothers Variable Emerging Growth Fund - Class I (8/02)	2002	1.000	0.757	—

Salomon Brothers Variable Growth & Income Fund - Class I (9/02)	2002	1.000	0.799	—

Janus Aspen Series
Balanced Portfolio - Service Shares (5/00)	2002	0.910	0.836	82,622
	2001	1.000	0.910	37,431

Global Life Sciences Portfolio - Service Shares (5/00)	2002	0.930	0.645	25,111
	2001	1.000	0.930	17,231

Global Technology Portfolio - Service Shares (5/00)	2002	0.414	0.241	33,528
	2001	1.000	0.414	33,528

Worldwide Growth Portfolio - Service Shares (5/00)	2002	0.608	0.444	51,596
	2001	1.000	0.608	43,088

PIMCO Variable Insurance Trust
Total Return Portfolio - Administrative Class (5/01)	2002	1.051	1.129	428,795
	2001	1.000	1.051	133,797

Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares (5/01)	2002	0.856	0.694	12,408
	2001	1.000	0.856	12,419

Putnam VT Small Cap Value Fund - Class IB Shares (5/01)	2002	1.087	0.874	99,145
	2001	1.000	1.087	19,095

Putnam VT Voyager II Fund - Class IB Shares (5/01)	2002	0.805	0.558	35,744
	2001	1.000	0.805	20,652
  28

  CONDENSED FINANCIAL INFORMATION
  1.25 M&E, .15 Adm, .20 ESP = 1.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Series Fund Inc.
Capital Fund - Class I (11/99)	2002	1.208	0.891	338,073
	2001	1.000	1.208	267,374

Investors Fund - Class I (11/99)	2002	1.087	0.823	166,026
	2001	1.000	1.087	118,438

Large Cap Growth Fund - Class I (9/02)	2002	1.000	0.799	—

Small Cap Growth Fund - Class I (11/99)	2002	1.276	0.820	28,961
	2001	1.000	1.276	15,650

The Travelers Series Trust
Convertible Securities Portfolio (6/00)	2002	1.003	0.919	123,805
	2001	1.000	1.003	57,457

Disciplined Mid Cap Stock Portfolio (5/00)	2002	0.990	0.834	92,994
	2001	1.000	0.990	30,415

Equity Income Portfolio (11/99)	2002	1.041	0.882	179,228
	2001	1.000	1.041	147,790

Federated High Yield Portfolio (6/00)	2002	0.939	0.958	32,221
	2001	1.000	0.939	31,439

Federated Stock Portfolio (5/00)	2002	1.047	0.831	9,762
	2001	1.000	1.047	1,279

Large Cap Portfolio (11/99)	2002	0.773	0.587	177,655
	2001	1.000	0.773	129,126

Lazard International Stock Portfolio (5/00)	2002	0.685	0.587	25,850
	2001	1.000	0.685	25,867

MFS Emerging Growth Portfolio (11/99)	2002	0.709	0.459	116,020
	2001	1.000	0.709	60,909

MFS Mid Cap Growth Portfolio (5/00)	2002	0.736	0.371	34,171
	2001	1.000	0.736	29,507

MFS Research Portfolio (11/99)	2002	0.807	0.594	18,731
	2001	1.000	0.807	60,196
  29

  CONDENSED FINANCIAL INFORMATION

  1.25 M&E, .15 Adm, .20 ESP = 1.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Quality Bond Portfolio (5/00)	2002	1.107	1.152	54,866
	2001	1.000	1.107	97,909

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)	2002	0.863	0.646	—
	2001	1.000	0.863	—

Alliance Growth Portfolio (11/99)	2002	0.790	0.517	213,950
	2001	1.000	0.790	300,275

MFS Total Return Portfolio (11/99)	2002	1.136	1.059	498,176
	2001	1.000	1.136	418,483

Putnam Diversified Income Portfolio (6/00)	2002	1.018	1.061	27,197
	2001	1.000	1.018	8,403

Van Kampen Life Investment Trust
Comstock Portfolio - Class II Shares (5/01)	2002	0.912	0.723	26,178
	2001	1.000	0.912	—

Enterprise Portfolio - Class II Shares (6/01)	2002	0.907	0.628	—
	2001	1.000	0.907	—

Variable Insurance Products Fund II
Contrafund® Portfolio - Service Class 2 (5/00)	2002	0.795	0.707	184,568
	2001	1.000	0.795	21,463

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio - Service Class 2 (8/01)	2002	0.842	0.766	16,801
	2001	1.000	0.842	—

Mid Cap Portfolio - Service Class 2 (5/01)	2002	1.027	0.909	16,792
	2001	1.000	1.027	—

  30

  CONDENSED FINANCIAL INFORMATION

  1.45 M&E, .15 Adm, = 1.60% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (5/00)	2002	0.539	0.398	4,241,626
	2001	0.741	0.539	5,279,528
	2000	1.000	0.741	4,763,562

Money Market Portfolio (10/97)	2002	1.148	1.145	3,881,409
	2001	1.124	1.148	2,937,481
	2000	1.076	1.124	2,772,218

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund - Series I (5/01)	2002	0.884	0.607	647,408
	2001	1.000	0.884	672,046

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio - Class B (11/99)	2002	0.750	0.511	23,790,186
	2001	0.923	0.750	29,036,887
	2000	1.127	0.923	28,034,507

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (5/00)	2002	0.664	0.578	191,348
	2001	0.747	0.664	206,344
	2000	1.000	0.747	79,044

Delaware VIP Trust
VIP REIT Series - Standard Class (6/00)	2002	1.254	1.290	468,581
	2001	1.171	1.254	208,173
	2000	1.000	1.171	156,666

Dreyfus Variable Investment Fund
Appreciation Portfolio - Initial Shares (5/00)	2002	0.870	0.713	406,091
	2001	0.975	0.870	411,354
	2000	1.000	0.975	173,282

Small Cap Portfolio - Initial Shares (5/00)	2002	0.952	0.758	1,416,832
	2001	1.030	0.952	1,341,650
	2000	1.000	1.030	729,351

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund - Class 2 (5/02)	2002	1.000	0.844	528,176

Templeton Growth Securities Fund - Class 2 (6/02)	2002	1.000	0.791	31,749
  31

  CONDENSED FINANCIAL INFORMATION

  1.45 M&E, .15 Adm, = 1.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class II Shares (11/99)	2002	0.818	0.625	9,715,715
	2001	0.949	0.818	8,473,335
	2000	1.063	0.949	4,565,965

Salomon Brothers Variable Emerging Growth Fund - Class I (8/02)	2002	1.000	0.757	15,996

Salomon Brothers Variable Growth & Income Fund - Class I (9/02)	2002	1.000	0.799	10,171

Janus Aspen Series
Balanced Portfolio - Service Shares (5/00)	2002	0.908	0.834	1,003,351
	2001	0.971	0.908	886,354
	2000	1.000	0.971	587,392

Global Life Sciences Portfolio - Service Shares (5/00)	2002	0.928	0.643	667,607
	2001	1.133	0.928	784,602
	2000	1.000	1.133	824,538

Global Technology Portfolio - Service Shares (5/00)	2002	0.414	0.240	712,511
	2001	0.671	0.414	936,653
	2000	1.000	0.671	948,697

Worldwide Growth Portfolio - Service Shares (5/00)	2002	0.607	0.444	1,331,685
	2001	0.797	0.607	2,535,231
	2000	1.000	0.797	2,920,931

PIMCO Variable Insurance Trust
Total Return Portfolio - Administrative Class (5/01)	2002	1.051	1.129	18,004,391
	2001	1.000	1.051	4,242,977

Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares (5/01)	2002	0.856	0.694	1,800,769
	2001	1.000	0.856	749,754

Putnam VT Small Cap Value Fund - Class IB Shares (5/01)	2002	1.087	0.874	2,220,650
	2001	1.000	1.087	839,211
  32

  CONDENSED FINANCIAL INFORMATION

  1.45 M&E, .15 Adm, = 1.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam VT Voyager II Fund - Class IB Shares (5/01)	2002	0.805	0.558	197,673
	2001	1.000	0.805	124,658

Salomon Brothers Variable Series Fund Inc.
Capital Fund - Class I (11/99)	2002	1.204	0.888	10,775,602
	2001	1.032	1.204	8,547,628
	2001	1.201	1.032	—

Investors Fund - Class I (11/99)	2002	1.084	0.821	4,799,603
	2001	1.150	1.084	4,504,340
	2000	1.000	1.150	1,547,583

Large Cap Growth Fund - Class I (9/02)	2002	1.000	0.799	35,399

Small Cap Growth Fund - Class I (11/99)	2002	1.272	0.817	2,406,334
	2001	1.394	1.272	2,141,864
	2000	1.000	1.394	1,757,555

The Travelers Series Trust
Convertible Securities Portfolio (6/00)	2002	1.002	0.917	917,113
	2001	1.026	1.002	729,396
	2000	1.000	1.026	201,003

Disciplined Mid Cap Stock Portfolio (5/00)	2002	0.988	0.833	622,049
	2001	1.046	0.988	517,427
	2000	1.000	1.046	114,999

Equity Income Portfolio (11/99)	2002	1.038	0.879	5,817,969
	2001	1.130	1.038	5,670,567
	2000	1.052	1.130	3,655,356

Federated High Yield Portfolio (6/00)	2002	0.937	0.956	1,035,531
	2001	0.934	0.937	490,815
	2000	1.000	0.934	137,160

Federated Stock Portfolio (5/00)	2002	1.045	0.830	148,619
	2001	1.045	1.045	82,221
	2000	1.000	1.045	63,079
  33

  CONDENSED FINANCIAL INFORMATION

  1.45 M&E, .15 Adm, = 1.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Large Cap Portfolio (11/99)	2002	0.771	0.585	5,323,665
	2001	0.947	0.771	6,056,750
	2000	1.125	0.947	4,871,712

Lazard International Stock Portfolio (5/00)	2002	0.684	0.586	456,329
	2001	0.942	0.684	559,918
	2000	1.000	0.942	154,822

MFS Emerging Growth Portfolio (11/99)	2002	0.707	0.457	9,263,540
	2001	1.126	0.707	11,423,573
	2000	1.432	1.126	11,797,938

MFS Mid Cap Growth Portfolio (5/00)	2002	0.735	0.370	1,768,966
	2001	0.978	0.735	1,549,655
	2000	1.000	0.978	805,876

MFS Research Portfolio (11/99)	2002	0.805	0.593	5,820,389
	2001	1.055	0.805	6,519,866
	2000	1.135	1.055	5,293,596

Travelers Quality Bond Portfolio (5/00)	2002	1.105	1.150	1,913,513
	2001	1.048	1.105	2,064,167
	2000	1.000	1.048	1,180,840

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)	2002	0.863	0.646	355,655
	2001	1.000	0.863	295,944

Alliance Growth Portfolio (11/99)	2002	0.788	0.515	14,018,634
	2001	0.925	0.788	18,452,438
	2000	1.149	0.925	15,213,070

MFS Total Return Portfolio (11/99)	2002	1.132	1.056	17,726,342
	2001	1.151	1.132	15,105,160
	2000	1.002	1.151	6,755,149

Putnam Diversified Income Portfolio (6/00)	2002	1.016	1.059	74,246
	2001	0.991	1.016	299,331
	2000	1.000	0.991	74,942
  34

  CONDENSED FINANCIAL INFORMATION

  1.45 M&E, .15 Adm, = 1.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Van Kampen Life Investment Trust
Comstock Portfolio - Class II Shares (5/01)	2002	0.912	0.723	700,496
	2001	1.000	0.912	221,448

Enterprise Portfolio - Class II Shares (6/01)	2002	0.907	0.628	135,032
	2001	1.000	0.907	5,757

Variable Insurance Products Fund II
Contrafund® Portfolio - Service Class 2 (5/00)	2002	0.793	0.706	1,054,469
	2001	0.921	0.793	829,809
	2000	1.000	0.921	453,646

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio - Service Class 2 (8/01)	2002	0.842	0.766	24,619
	2001	1.000	0.842	6,006

Mid Cap Portfolio - Service Class 2 (5/01)	2002	1.027	0.909	910,419
	2001	1.000	1.027	38,047

  Notes

  Effective January 2, 2003, Dreyfus variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

  The number of units outstanding for the 2001 year end have been restated to include annuity units, where appropriate.

  The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

  Funding options not listed above had no amounts allocated to them or where not available as of December 31, 2002.

  “Number of Units outstanding at end of period” may include units for contract owners in payout phase, where appropriate.

  The Travelers Series Fund Inc.: Putnam Diversified income Portfolio is no longer available to new contract owners

  35

  VINTAGE XTRA

  PORTFOLIO ARCHITECT XTRA

  STATEMENT OF ADDITIONAL INFORMATION

  THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES

  Individual Variable Annuity Contract
  issued by

  The Travelers Life and Annuity Company
  One Cityplace
  Hartford, Connecticut 06103-3415

L-21262S	May 2003

ANNUAL REPORT
DECEMBER 31, 2002

                    THE TRAVELERS FUND BD IV
                    FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                    AIM V.I.         GROWTH &
                                     CAPITAL                         PREMIER         INCOME
                                  APPRECIATION     MONEY MARKET   EQUITY FUND -    PORTFOLIO -
                                      FUND          PORTFOLIO       SERIES I         CLASS B
                                  ------------     ------------   -------------    -----------

ASSETS:
  Investments at market value:     $ 6,009,115     $17,591,701     $ 1,958,275     $   544,996

  Receivables:
    Dividends ................              --           6,247              --              --
                                   -----------     -----------     -----------     -----------

      Total Assets ...........       6,009,115      17,597,948       1,958,275         544,996
                                   -----------     -----------     -----------     -----------

LIABILITIES:
  Payables:
    Insurance charges ........             863           2,554             291              85
    Administrative fees ......              98             289              32               9
    Equity protection fees ...              --              --              --              --
                                   -----------     -----------     -----------     -----------

      Total Liabilities ......             961           2,843             323              94
                                   -----------     -----------     -----------     -----------

NET ASSETS:                        $ 6,008,154     $17,595,105     $ 1,957,952     $   544,902
                                   ===========     ===========     ===========     ===========

                       See Notes to Financial Statements

                                      -1-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                     PREMIER
                                     GROWTH       GLOBAL GROWTH                   GROWTH-INCOME
                                    PORTFOLIO -       FUND -      GROWTH FUND -       FUND -
                                     CLASS B         CLASS 2         CLASS 2         CLASS 2
                                   ------------   -------------   -------------   -------------

ASSETS:
  Investments at market value:     $25,615,200     $27,094,111     $57,315,796     $55,964,181

  Receivables:
    Dividends ................              --              --              --              --
                                   -----------     -----------     -----------     -----------

      Total Assets ...........      25,615,200      27,094,111      57,315,796      55,964,181
                                   -----------     -----------     -----------     -----------

LIABILITIES:
  Payables:
    Insurance charges ........           3,830           4,248           8,778           8,701
    Administrative fees ......             420             442             938             914
    Equity protection fees ...              --              --              --              --
                                   -----------     -----------     -----------     -----------

      Total Liabilities ......           4,250           4,690           9,716           9,615
                                   -----------     -----------     -----------     -----------

NET ASSETS:                        $25,610,950     $27,089,421     $57,306,080     $55,954,566
                                   ===========     ===========     ===========     ===========

                       See Notes to Financial Statements

                                      -2-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

   CREDIT SUISSE     VIP REIT                                      APPRECIATION      SMALL CAP
     EMERGING         SERIES -                                      PORTFOLIO -     PORTFOLIO -
     MARKETS         STANDARD     EAFE(R) EQUITY    SMALL CAP         INITIAL         INITIAL
    PORTFOLIO          CLASS        INDEX FUND      INDEX FUND        SHARES          SHARES
   -------------    ----------    --------------    ----------     ------------     -----------

    $  395,153      $3,060,815      $1,841,385      $5,054,925      $1,326,447      $3,946,735

            --              --              --              --              --              --
    ----------      ----------      ----------      ----------      ----------      ----------

       395,153       3,060,815       1,841,385       5,054,925       1,326,447       3,946,735
    ----------      ----------      ----------      ----------      ----------      ----------

            58             439             263             753             194             570
             7              50              30              83              21              65
            --              --              --              --              --              --
    ----------      ----------      ----------      ----------      ----------      ----------

            65             489             293             836             215             635
    ----------      ----------      ----------      ----------      ----------      ----------

    $  395,088      $3,060,326      $1,841,092      $5,054,089      $1,326,232      $3,946,100
    ==========      ==========      ==========      ==========      ==========      ==========

                       See Notes to Financial Statements

                                      -3-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                    TEMPLETON       TEMPLETON
                                    FRANKLIN       MUTUAL SHARES     FOREIGN         GROWTH
                                    SMALL CAP       SECURITIES      SECURITIES     SECURITIES
                                      FUND -          FUND -          FUND -         FUND -
                                     CLASS 2          CLASS 2        CLASS 2         CLASS 2
                                    ----------      ----------      ----------      ----------

ASSETS:
  Investments at market value:      $7,075,045      $1,043,558      $9,639,602      $  179,337

  Receivables:
    Dividends ................              --              --              --              --
                                    ----------      ----------      ----------      ----------

      Total Assets ...........       7,075,045       1,043,558       9,639,602         179,337
                                    ----------      ----------      ----------      ----------

LIABILITIES:
  Payables:
    Insurance charges ........           1,070             153           1,440              25
    Administrative fees ......             117              17             157               3
    Equity protection fees ...              --              --              --              --
                                    ----------      ----------      ----------      ----------

      Total Liabilities ......           1,187             170           1,597              28
                                    ----------      ----------      ----------      ----------

NET ASSETS:                         $7,073,858      $1,043,388      $9,638,005      $  179,309
                                    ==========      ==========      ==========      ==========

                       See Notes to Financial Statements

                                      -4-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                      DIVERSIFIED
                       STRATEGIC       EQUITY INDEX      EQUITY INDEX       FUNDAMENTAL
   APPRECIATION         INCOME         PORTFOLIO -        PORTFOLIO -         VALUE         EMERGING GROWTH
    PORTFOLIO          PORTFOLIO      CLASS I SHARES    CLASS II SHARES      PORTFOLIO      FUND - CLASS I
   ------------      ------------     --------------    ---------------    ------------     ---------------

   $ 16,407,424      $ 14,705,911      $516,398,816      $ 18,287,522      $ 32,635,410      $     68,597

             --                --                --                --                --                --
   ------------      ------------      ------------      ------------      ------------      ------------

     16,407,424        14,705,911       516,398,816        18,287,522        32,635,410            68,597
   ------------      ------------      ------------      ------------      ------------      ------------

          2,488             2,206            73,384             2,673             5,047                10
            268               241             8,449               299               532                 1
             --                --            83,175                --                --                --
   ------------      ------------      ------------      ------------      ------------      ------------

          2,756             2,447           165,008             2,972             5,579                11
   ------------      ------------      ------------      ------------      ------------      ------------

   $ 16,404,668      $ 14,703,464      $516,233,808      $ 18,284,550      $ 32,629,831      $     68,586
   ============      ============      ============      ============      ============      ============

                       See Notes to Financial Statements

                                      -5-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                    AGGRESSIVE                      GLOBAL LIFE
                                     GROWTH &        GROWTH           BALANCED       SCIENCES
                                     INCOME         PORTFOLIO -     PORTFOLIO -     PORTFOLIO -
                                      FUND -         SERVICE          SERVICE        SERVICE
                                     CLASS I          SHARES          SHARES          SHARES
                                    ----------      ----------      ----------      ----------

ASSETS:
  Investments at market value:      $   36,660      $4,551,245      $5,577,974      $1,581,452

  Receivables:
    Dividends ................              --              --              --              --
                                    ----------      ----------      ----------      ----------

      Total Assets ...........          36,660       4,551,245       5,577,974       1,581,452
                                    ----------      ----------      ----------      ----------

LIABILITIES:
  Payables:
    Insurance charges ........               6             680             797             226
    Administrative fees ......               1              74              91              26
    Equity protection fees ...              --              --              --              --
                                    ----------      ----------      ----------      ----------

      Total Liabilities ......               7             754             888             252
                                    ----------      ----------      ----------      ----------

NET ASSETS:                         $   36,653      $4,550,491      $5,577,086      $1,581,200
                                    ==========      ==========      ==========      ==========

                       See Notes to Financial Statements

                                      -6-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                       PUTNAM VT
       GLOBAL        WORLDWIDE                        INTERNATIONAL     PUTNAM VT          PUTNAM VT
     TECHNOLOGY        GROWTH        TOTAL RETURN        GROWTH          SMALL CAP        VOYAGER II
     PORTFOLIO -     PORTFOLIO -      PORTFOLIO -        FUND -         VALUE FUND -        FUND -
      SERVICE         SERVICE       ADMINISTRATIVE      CLASS IB         CLASS IB          CLASS IB
      SHARES           SHARES            CLASS           SHARES           SHARES            SHARES
    -----------      -----------      -----------      -----------      -----------      -----------

    $ 1,177,474      $ 3,489,405      $48,660,447      $ 3,700,242      $ 5,307,424      $   254,722

             --               --               --               --               --               --
    -----------      -----------      -----------      -----------      -----------      -----------

      1,177,474        3,489,405       48,660,447        3,700,242        5,307,424          254,722
    -----------      -----------      -----------      -----------      -----------      -----------

            167              492            7,475              537              793               39
             20               57              798               60               87                4
             --               --               --               --               --               --
    -----------      -----------      -----------      -----------      -----------      -----------

            187              549            8,273              597              880               43
    -----------      -----------      -----------      -----------      -----------      -----------

    $ 1,177,287      $ 3,488,856      $48,652,174      $ 3,699,645      $ 5,306,544      $   254,679
    ===========      ===========      ===========      ===========      ===========      ===========

                       See Notes to Financial Statements

                                      -7-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                       LARGE CAP        SMALL CAP
                                      CAPITAL         INVESTORS          GROWTH          GROWTH
                                       FUND -           FUND -           FUND -           FUND -
                                      CLASS I          CLASS I          CLASS I          CLASS I
                                    -----------      -----------      -----------      -----------

ASSETS:
  Investments at market value:      $20,877,818      $11,478,167      $    61,001      $ 4,119,831

  Receivables:
    Dividends ................               --               --               --               --
                                    -----------      -----------      -----------      -----------

      Total Assets ...........       20,877,818       11,478,167           61,001        4,119,831
                                    -----------      -----------      -----------      -----------

LIABILITIES:
  Payables:
    Insurance charges ........            3,146            1,690                9              623
    Administrative fees ......              339              187                1               67
    Equity protection fees ...               --               --               --               --
                                    -----------      -----------      -----------      -----------

      Total Liabilities ......            3,485            1,877               10              690
                                    -----------      -----------      -----------      -----------

NET ASSETS:                         $20,874,333      $11,476,290      $    60,991      $ 4,119,141
                                    ===========      ===========      ===========      ===========

                       See Notes to Financial Statements

                                      -8-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                    MULTIPLE        MULTIPLE
                  SMITH BARNEY      MULTIPLE       DISCIPLINE      DISCIPLINE       MULTIPLE
                    PREMIER        DISCIPLINE      PORTFOLIO -     PORTFOLIO -     DISCIPLINE
  SMITH BARNEY     SELECTIONS      PORTFOLIO -     BALANCED          GLOBAL        PORTFOLIO -
   LARGE CAP        ALL CAP         ALL CAP         ALL CAP          ALL CAP       LARGE CAP
      CORE          GROWTH          GROWTH          GROWTH           GROWTH         GROWTH
   PORTFOLIO       PORTFOLIO       AND VALUE       AND VALUE        AND VALUE      AND VALUE
   ----------      ----------      ----------      ----------      ----------      ----------

   $  513,494      $1,331,941      $  801,607      $  688,913      $  302,096      $   13,635

           --              --              --              --              --              --
   ----------      ----------      ----------      ----------      ----------      ----------

      513,494       1,331,941         801,607         688,913         302,096          13,635
   ----------      ----------      ----------      ----------      ----------      ----------

           86             207             123             105              47               2
            8              22              13              11               5              --
           --              --              --              --              --              --
   ----------      ----------      ----------      ----------      ----------      ----------

           94             229             136             116              52               2
   ----------      ----------      ----------      ----------      ----------      ----------

   $  513,400      $1,331,712      $  801,471      $  688,797      $  302,044      $   13,633
   ==========      ==========      ==========      ==========      ==========      ==========

                       See Notes to Financial Statements

                                       -9-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                     DISCIPLINED
                                    CONVERTIBLE        MID CAP                          FEDERATED
                                    SECURITIES          STOCK        EQUITY INCOME      HIGH YIELD
                                     PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                    -----------      -----------      -----------      -----------
ASSETS:

  Investments at market value:      $ 3,690,161      $ 1,862,184      $15,609,566      $ 2,740,503

  Receivables:
    Dividends ................               --               --               --               --
                                    -----------      -----------      -----------      -----------

      Total Assets ...........        3,690,161        1,862,184       15,609,566        2,740,503
                                    -----------      -----------      -----------      -----------

LIABILITIES:
  Payables:
    Insurance charges ........              528              270            2,289              401
    Administrative fees ......               60               30              256               45
    Equity protection fees ...               --               --               --               --
                                    -----------      -----------      -----------      -----------

      Total Liabilities ......              588              300            2,545              446
                                    -----------      -----------      -----------      -----------

NET ASSETS:                         $ 3,689,573      $ 1,861,884      $15,607,021      $ 2,740,057
                                    ===========      ===========      ===========      ===========

                       See Notes to Financial Statements

                                      -10-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                       LAZARD                          MFS
     FEDERATED                     INTERNATIONAL   MFS EMERGING      MID CAP
       STOCK         LARGE CAP         STOCK          GROWTH          GROWTH       MFS RESEARCH
     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
    ----------      ----------     -------------   ------------     ----------     ------------

    $  771,168      $7,648,958      $1,032,495      $9,196,131      $2,075,201      $6,350,080

            --              --              --              --              --              --
    ----------      ----------      ----------      ----------      ----------      ----------

       771,168       7,648,958       1,032,495       9,196,131       2,075,201       6,350,080
    ----------      ----------      ----------      ----------      ----------      ----------

           110           1,137             147           1,366             303             958
            13             126              17             151              34             104
            --              --              --              --              --              --
    ----------      ----------      ----------      ----------      ----------      ----------

           123           1,263             164           1,517             337           1,062
    ----------      ----------      ----------      ----------      ----------      ----------

    $  771,045      $7,647,695      $1,032,331      $9,194,614      $2,074,864      $6,349,018
    ==========      ==========      ==========      ==========      ==========      ==========

                       See Notes to Financial Statements

                                      -11-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                     TRAVELERS
                                      QUALITY        AIM CAPITAL       ALLIANCE           MFS
                                        BOND        APPRECIATION        GROWTH        TOTAL RETURN
                                     PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                    -----------     ------------      -----------     ------------

ASSETS:
  Investments at market value:      $ 9,645,992      $   781,857      $16,435,970      $51,318,172

  Receivables:
    Dividends ................               --               --               --               --
                                    -----------      -----------      -----------      -----------

      Total Assets ...........        9,645,992          781,857       16,435,970       51,318,172
                                    -----------      -----------      -----------      -----------

LIABILITIES:
  Payables:
    Insurance charges ........            1,385              117            2,432            7,785
    Administrative fees ......              158               13              269              842
    Equity protection fees ...               --               --               --               --
                                    -----------      -----------      -----------      -----------

      Total Liabilities ......            1,543              130            2,701            8,627
                                    -----------      -----------      -----------      -----------

NET ASSETS:                         $ 9,644,449      $   781,727      $16,433,269      $51,309,545
                                    ===========      ===========      ===========      ===========

                       See Notes to Financial Statements

                                      -12-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                     SMITH BARNEY                       SMITH BARNEY
     PUTNAM         SMITH BARNEY                     INTERNATIONAL    SMITH BARNEY         LARGE
   DIVERSIFIED       AGGRESSIVE      SMITH BARNEY       ALL CAP         LARGE CAP      CAPITALIZATION
     INCOME           GROWTH         HIGH INCOME        GROWTH            VALUE           GROWTH
    PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
   -----------      ------------     ------------    -------------    ------------     --------------

   $ 1,181,215      $48,585,500      $10,516,579      $ 5,327,985      $17,024,501      $28,734,452

            --               --               --               --               --               --
   -----------      -----------      -----------      -----------      -----------      -----------

     1,181,215       48,585,500       10,516,579        5,327,985       17,024,501       28,734,452
   -----------      -----------      -----------      -----------      -----------      -----------

           165            7,483            1,583              783            2,596            4,329
            19              798              173               87              279              473
            --               --               --               --               --               --
   -----------      -----------      -----------      -----------      -----------      -----------

           184            8,281            1,756              870            2,875            4,802
   -----------      -----------      -----------      -----------      -----------      -----------

   $ 1,181,031      $48,577,219      $10,514,823      $ 5,327,115      $17,021,626      $28,729,650
   ===========      ===========      ===========      ===========      ===========      ===========

                       See Notes to Financial Statements

                                      -13-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                    SMITH BARNEY
                                      MID CAP        SMITH BARNEY      TRAVELERS        VAN KAMPEN
                                       CORE          MONEY MARKET    MANAGED INCOME     ENTERPRISE
                                     PORTFOLIO         PORTFOLIO       PORTFOLIO        PORTFOLIO
                                    ------------     ------------    --------------    -----------

ASSETS:
  Investments at market value:      $16,546,291      $59,279,208      $18,204,958      $ 3,966,116

  Receivables:
    Dividends ................               --           19,241               --               --
                                    -----------      -----------      -----------      -----------

      Total Assets ...........       16,546,291       59,298,449       18,204,958        3,966,116
                                    -----------      -----------      -----------      -----------

LIABILITIES:
  Payables:
    Insurance charges ........            2,501            9,047            2,719              592
    Administrative fees ......              270              978              300               65
    Equity protection fees ...               --               --               --               --
                                    -----------      -----------      -----------      -----------

      Total Liabilities ......            2,771           10,025            3,019              657
                                    -----------      -----------      -----------      -----------

NET ASSETS:                         $16,543,520      $59,288,424      $18,201,939      $ 3,965,459
                                    ===========      ===========      ===========      ===========

                       See Notes to Financial Statements

                                      -14-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                     SMITH BARNEY
                      EMERGING                         SMALL CAP       CONTRAFUND(R)    CONTRAFUND(R)
    COMSTOCK           GROWTH        ENTERPRISE         GROWTH          PORTFOLIO -      PORTFOLIO -
   PORTFOLIO -       PORTFOLIO -     PORTFOLIO -     OPPORTUNITIES       SERVICE          SERVICE
 CLASS II SHARES   CLASS I SHARES  CLASS II SHARES     PORTFOLIO          CLASS           CLASS 2
 ---------------   --------------  ---------------   -------------     ------------     ------------

   $ 1,869,284      $18,378,152      $   284,781      $ 1,033,335      $13,604,226      $ 3,981,281

            --               --               --               --               --               --
   -----------      -----------      -----------      -----------      -----------      -----------

     1,869,284       18,378,152          284,781        1,033,335       13,604,226        3,981,281
   -----------      -----------      -----------      -----------      -----------      -----------

           285            2,804               46              156            2,047              569
            31              303                5               17              223               65
            --               --               --               --               --               --
   -----------      -----------      -----------      -----------      -----------      -----------

           316            3,107               51              173            2,270              634
   -----------      -----------      -----------      -----------      -----------      -----------

   $ 1,868,968      $18,375,045      $   284,730      $ 1,033,162      $13,601,956      $ 3,980,647
   ===========      ===========      ===========      ===========      ===========      ===========

                       See Notes to Financial Statements

                                      -15-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                    DYNAMIC CAPITAL
                                      APPRECIATION          MID CAP
                                       PORTFOLIO -        PORTFOLIO -
                                        SERVICE             SERVICE
                                        CLASS 2             CLASS 2            COMBINED
                                    --------------      --------------      --------------

ASSETS:
  Investments at market value:      $       85,678      $    1,892,756      $1,318,340,341

  Receivables:
    Dividends ................                  --                  --              25,488
                                    --------------      --------------      --------------

      Total Assets ...........              85,678           1,892,756       1,318,365,829
                                    --------------      --------------      --------------

LIABILITIES:
  Payables:
    Insurance charges ........                  13                 289             194,608
    Administrative fees ......                   2                  31              21,590
    Equity protection fees ...                  --                  --              83,175
                                    --------------      --------------      --------------

      Total Liabilities ......                  15                 320             299,373
                                    --------------      --------------      --------------

NET ASSETS:                         $       85,663      $    1,892,436      $1,318,066,456
                                    ==============      ==============      ==============

                       See Notes to Financial Statements

                                      -16-

                       This page intentionally left blank

                                      -17-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                          AIM V.I.           GROWTH &
                                                       CAPITAL                            PREMIER             INCOME
                                                     APPRECIATION     MONEY MARKET      EQUITY FUND -       PORTFOLIO -
                                                         FUND           PORTFOLIO         SERIES I           CLASS B
                                                     -----------       -----------       -----------       -----------

INVESTMENT INCOME:
  Dividends ...................................      $   112,286       $   265,215       $     7,851       $     1,125
                                                     -----------       -----------       -----------       -----------

EXPENSES:
  Insurance charges ...........................          101,986           253,839            26,037             3,270
  Administrative fees .........................           11,560            28,953             2,829               334
  Equity protection fees ......................               --                --                --                --
                                                     -----------       -----------       -----------       -----------

    Total expenses ............................          113,546           282,792            28,866             3,604
                                                     -----------       -----------       -----------       -----------

      Net investment income (loss) ............           (1,260)          (17,577)          (21,015)           (2,479)
                                                     -----------       -----------       -----------       -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --                --             6,915
    Realized gain (loss) on sale of investments       (2,072,333)               --           (95,219)          (27,266)
                                                     -----------       -----------       -----------       -----------

      Realized gain (loss) ....................       (2,072,333)               --           (95,219)          (20,351)
                                                     -----------       -----------       -----------       -----------

    Change in unrealized gain (loss)
      on investments ..........................         (474,832)               --          (608,102)          (38,263)
                                                     -----------       -----------       -----------       -----------

  Net increase (decrease) in net assets
    resulting from operations .................      $(2,548,425)      $   (17,577)      $  (724,336)      $   (61,093)
                                                     ===========       ===========       ===========       ===========

                       See Notes to Financial Statements

                                      -18-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

       PREMIER                                                                  CREDIT SUISSE
       GROWTH          GLOBAL GROWTH                        GROWTH-INCOME         EMERGING           VIP REIT
      PORTFOLIO            FUND -         GROWTH FUND -          FUND -            MARKETS           SERIES -
       CLASS B            CLASS 2           CLASS 2             CLASS 2           PORTFOLIO       STANDARD CLASS
    ------------       ------------       ------------       ------------       ------------       ------------

    $         --       $    233,028       $     18,806       $    572,749       $        848       $     25,327
    ------------       ------------       ------------       ------------       ------------       ------------

         464,965            371,171            852,835            762,073              6,029             20,849
          51,070             39,450             91,771             81,267                690              2,384
              --                 --                 --                 --                 --                 --
    ------------       ------------       ------------       ------------       ------------       ------------

         516,035            410,621            944,606            843,340              6,719             23,233
    ------------       ------------       ------------       ------------       ------------       ------------

        (516,035)          (177,593)          (925,800)          (270,591)            (5,871)             2,094
    ------------       ------------       ------------       ------------       ------------       ------------

              --                 --                 --                 --                 --             15,739
      (7,175,663)        (1,487,482)        (4,713,670)        (1,058,400)           (67,956)           (12,329)
    ------------       ------------       ------------       ------------       ------------       ------------

      (7,175,663)        (1,487,482)        (4,713,670)        (1,058,400)           (67,956)             3,410
    ------------       ------------       ------------       ------------       ------------       ------------

      (6,196,010)        (2,941,292)       (13,159,722)       (10,705,625)             5,401            (17,379)
    ------------       ------------       ------------       ------------       ------------       ------------

    $(13,887,708)      $ (4,606,367)      $(18,799,192)      $(12,034,616)      $    (68,426)      $    (11,875)
    ============       ============       ============       ============       ============       ============

                       See Notes to Financial Statements

                                      -19-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                         APPRECIATION       SMALL CAP
                                                        EAFE(R)                           PORTFOLIO -      PORTFOLIO -
                                                     EQUITY INDEX      SMALL CAP            INITIAL           INITIAL
                                                         FUND          INDEX FUND           SHARES            SHARES
                                                     -----------       -----------       -----------       -----------

INVESTMENT INCOME:
  Dividends ...................................      $    29,653       $    39,518       $    18,460       $     1,918
                                                     -----------       -----------       -----------       -----------

EXPENSES:
  Insurance charges ...........................           28,501            83,461            14,966            56,391
  Administrative fees .........................            3,215             9,202             1,684             6,433
  Equity protection fees ......................               --                --                --                --
                                                     -----------       -----------       -----------       -----------

    Total expenses ............................           31,716            92,663            16,650            62,824
                                                     -----------       -----------       -----------       -----------

      Net investment income (loss) ............           (2,063)          (53,145)            1,810           (60,906)
                                                     -----------       -----------       -----------       -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --             2,967                --                --
    Realized gain (loss) on sale of investments         (198,151)         (217,648)         (102,600)         (303,202)
                                                     -----------       -----------       -----------       -----------

      Realized gain (loss) ....................         (198,151)         (214,681)         (102,600)         (303,202)
                                                     -----------       -----------       -----------       -----------

  Change in unrealized gain (loss)
    on investments ............................         (363,367)       (1,280,715)         (140,952)         (672,284)
                                                     -----------       -----------       -----------       -----------

  Net increase (decrease) in net assets
    resulting from operations .................      $  (563,581)      $(1,548,541)      $  (241,742)      $(1,036,392)
                                                     ===========       ===========       ===========       ===========

                       See Notes to Financial Statements

                                      -20-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                        TEMPLETON          TEMPLETON
     FRANKLIN        MUTUAL SHARES        FOREIGN            GROWTH                           DIVERSIFIED
     SMALL CAP         SECURITIES       SECURITIES         SECURITIES                          STRATEGIC
       FUND -            FUND -            FUND -            FUND -         APPRECIATION        INCOME
      CLASS 2           CLASS 2           CLASS 2           CLASS 2          PORTFOLIO         PORTFOLIO
    -----------      -------------      -----------       -----------       ------------      -----------

    $    21,872       $     1,001       $   236,259       $       240       $   256,101       $ 1,360,594
    -----------       -----------       -----------       -----------       -----------       -----------

        119,442             3,541           158,107               664           213,485           194,654
         13,014               391            17,310                77            22,983            21,283
             --                --                --                --                --                --
    -----------       -----------       -----------       -----------       -----------       -----------

        132,456             3,932           175,417               741           236,468           215,937
    -----------       -----------       -----------       -----------       -----------       -----------

       (110,584)           (2,931)           60,842              (501)           19,633         1,144,657
    -----------       -----------       -----------       -----------       -----------       -----------

             --             2,482                --               236                --                --
     (1,263,232)           (8,956)       (1,424,261)             (431)         (391,926)         (149,652)
    -----------       -----------       -----------       -----------       -----------       -----------

     (1,263,232)           (6,474)       (1,424,261)             (195)         (391,926)         (149,652)
    -----------       -----------       -----------       -----------       -----------       -----------

     (1,931,582)          (18,260)       (1,038,530)           (9,988)       (2,898,349)         (525,425)
    -----------       -----------       -----------       -----------       -----------       -----------

    $(3,305,398)      $   (27,665)      $(2,401,949)      $   (10,684)      $(3,270,642)      $   469,580
    ===========       ===========       ===========       ===========       ===========       ===========

                       See Notes to Financial Statements

                                      -21-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                      EQUITY INDEX        EQUITY INDEX        FUNDAMENTAL          EMERGING
                                                       PORTFOLIO -         PORTFOLIO -           VALUE           GROWTH FUND -
                                                     CLASS I SHARES     CLASS II SHARES        PORTFOLIO            CLASS I
                                                     --------------     ---------------      -------------       -------------

INVESTMENT INCOME:
  Dividends ...................................      $  12,799,085       $     361,718       $     389,710       $          --
                                                     -------------       -------------       -------------       -------------

EXPENSES:
  Insurance charges ...........................          7,023,531             262,671             485,404                 270
  Administrative fees .........................            808,255              29,277              51,162                  32
  Equity protection fees ......................          7,922,237                  --                  --                  --
                                                     -------------       -------------       -------------       -------------

    Total expenses ............................         15,754,023             291,948             536,566                 302
                                                     -------------       -------------       -------------       -------------

      Net investment income (loss) ............         (2,954,938)             69,770            (146,856)               (302)
                                                     -------------       -------------       -------------       -------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --             624,063               5,286
    Realized gain (loss) on sale of investments         (2,470,423)           (728,379)           (935,808)                (23)
                                                     -------------       -------------       -------------       -------------

      Realized gain (loss) ....................         (2,470,423)           (728,379)           (311,745)              5,263
                                                     -------------       -------------       -------------       -------------

    Change in unrealized gain (loss)
      on investments ..........................       (145,900,600)         (4,652,082)         (8,710,541)             (6,348)
                                                     -------------       -------------       -------------       -------------

  Net increase (decrease) in net assets
    resulting from operations .................      $(151,325,961)      $  (5,310,691)      $  (9,169,142)      $      (1,387)
                                                     =============       =============       =============       =============

                       See Notes to Financial Statements

                                      -22-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                        AGGRESSIVE                        GLOBAL LIFE          GLOBAL           WORLDWIDE
                         GROWTH           BALANCED         SCIENCES          TECHNOLOGY          GROWTH
     GROWTH &           PORTFOLIO -      PORTFOLIO -       PORTFOLIO -       PORTFOLIO -        PORTFOLIO -
      INCOME             SERVICE          SERVICE           SERVICE           SERVICE            SERVICE
   FUND - CLASS I        SHARES           SHARES            SHARES            SHARES             SHARES
    -----------       -----------       -----------       -----------       -----------       -----------

    $        35       $        --       $   113,095       $        --       $        --       $    25,857
    -----------       -----------       -----------       -----------       -----------       -----------

            113            81,726            73,551            27,414            20,783            61,952
             13             8,954             8,470             3,114             2,400             7,083
             --                --                --                --                --                --
    -----------       -----------       -----------       -----------       -----------       -----------

            126            90,680            82,021            30,528            23,183            69,035
    -----------       -----------       -----------       -----------       -----------       -----------

            (91)          (90,680)           31,074           (30,528)          (23,183)          (43,178)
    -----------       -----------       -----------       -----------       -----------       -----------

             --                --                --                --                --                --
            585        (1,117,041)         (141,965)         (165,263)         (573,780)       (1,414,450)
    -----------       -----------       -----------       -----------       -----------       -----------

            585        (1,117,041)         (141,965)         (165,263)         (573,780)       (1,414,450)
    -----------       -----------       -----------       -----------       -----------       -----------

           (884)       (1,092,277)         (370,418)         (594,090)         (324,499)          (76,179)
    -----------       -----------       -----------       -----------       -----------       -----------

    $      (390)      $(2,299,998)      $  (481,309)      $  (789,881)      $  (921,462)      $(1,533,807)
    ===========       ===========       ===========       ===========       ===========       ===========

                       See Notes to Financial Statements

                                      -23-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                     TOTAL RETURN      PUTNAM VT        PUTNAM VT         PUTNAM VT
                                                      PORTFOLIO -    INTERNATIONAL      SMALL CAP         VOYAGER II
                                                    ADMINISTRATIVE    GROWTH FUND -     VALUE FUND -        FUND -
                                                        CLASS       CLASS IB SHARES   CLASS IB SHARES   CLASS IB SHARES
                                                    --------------  ---------------   ---------------   ---------------

INVESTMENT INCOME:
  Dividends ...................................      $ 1,115,414      $    11,173       $     5,787       $        --
                                                     -----------      -----------       -----------       -----------

EXPENSES:
  Insurance charges ...........................          384,400           43,859            58,170             3,369
  Administrative fees .........................           41,165            4,934             6,373               365
  Equity protection fees ......................               --               --                --                --
                                                     -----------      -----------       -----------       -----------

    Total expenses ............................          425,565           48,793            64,543             3,734
                                                     -----------      -----------       -----------       -----------

      Net investment income (loss) ............          689,849          (37,620)          (58,756)           (3,734)
                                                     -----------      -----------       -----------       -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................          583,830               --            28,316                --
    Realized gain (loss) on sale of investments            4,743           72,376           (60,120)          (28,689)
                                                     -----------      -----------       -----------       -----------

      Realized gain (loss) ....................          588,573           72,376           (31,804)          (28,689)
                                                     -----------      -----------       -----------       -----------

    Change in unrealized gain (loss)
      on investments ..........................          894,807          (28,043)       (1,122,344)          (67,651)
                                                     -----------      -----------       -----------       -----------

  Net increase (decrease) in net assets
    resulting from operations .................      $ 2,173,229      $     6,713       $(1,212,904)      $  (100,074)
                                                     ===========      ===========       ===========       ===========

                       See Notes to Financial Statements

                                      -24-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                              SMITH BARNEY
                                                                                                PREMIER
                                                                           SMITH BARNEY        SELECTIONS
                                         LARGE CAP         SMALL CAP           LARGE            ALL CAP
      CAPITAL           INVESTORS         GROWTH            GROWTH           CAP CORE            GROWTH
   FUND - CLASS I    FUND - CLASS I    FUND - CLASS I    FUND - CLASS I      PORTFOLIO         PORTFOLIO
   --------------    --------------    --------------    --------------    ------------       ------------

    $   103,047       $   152,832       $        --       $        --       $     3,566       $       606
    -----------       -----------       -----------       -----------       -----------       -----------

        319,039           174,957               149            70,620             7,169            15,435
         34,472            19,324                17             7,711               714             1,619
             --                --                --                --                --                --
    -----------       -----------       -----------       -----------       -----------       -----------

        353,511           194,281               166            78,331             7,883            17,054
    -----------       -----------       -----------       -----------       -----------       -----------

       (250,464)          (41,449)             (166)          (78,331)           (4,317)          (16,448)
    -----------       -----------       -----------       -----------       -----------       -----------

             --                --                --                --                --                --
       (887,795)         (634,999)                1          (607,818)          (14,021)          (45,996)
    -----------       -----------       -----------       -----------       -----------       -----------

       (887,795)         (634,999)                1          (607,818)          (14,021)          (45,996)
    -----------       -----------       -----------       -----------       -----------       -----------

     (6,270,365)       (3,129,468)           (1,517)       (1,662,568)         (132,761)         (304,377)
    -----------       -----------       -----------       -----------       -----------       -----------

    $(7,408,624)      $(3,805,916)      $    (1,682)      $(2,348,717)      $  (151,099)      $  (366,821)
    ===========       ===========       ===========       ===========       ===========       ===========

                       See Notes to Financial Statements

                                      -25-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                    MULTIPLE       MULTIPLE
                                                     MULTIPLE      DISCIPLINE     DISCIPLINE      MULTIPLE
                                                    DISCIPLINE     PORTFOLIO -    PORTFOLIO -     DISCIPLINE
                                                     PORTFOLIO -    BALANCED        GLOBAL       PORTFOLIO -
                                                      ALL CAP        ALL CAP        ALL CAP       LARGE CAP
                                                    GROWTH AND     GROWTH AND     GROWTH AND     GROWTH AND
                                                      VALUE          VALUE          VALUE          VALUE
                                                    ------------   -----------    -----------    -----------

INVESTMENT INCOME:
  Dividends ...................................      $     --       $     --       $     --       $     --
                                                     --------       --------       --------       --------

EXPENSES:
  Insurance charges ...........................         1,048            961            653             25
  Administrative fees .........................           112            103             67              3
  Equity protection fees ......................            --             --             --             --
                                                     --------       --------       --------       --------

    Total expenses ............................         1,160          1,064            720             28
                                                     --------       --------       --------       --------

      Net investment income (loss) ............        (1,160)        (1,064)          (720)           (28)
                                                     --------       --------       --------       --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................            --             --             --             --
    Realized gain (loss) on sale of investments            26            (11)           994             37
                                                     --------       --------       --------       --------

      Realized gain (loss) ....................            26            (11)           994             37
                                                     --------       --------       --------       --------

    Change in unrealized gain (loss)
      on investments ..........................       (16,292)       (12,121)        (4,830)          (363)
                                                     --------       --------       --------       --------

  Net increase (decrease) in net assets
    resulting from operations .................      $(17,426)      $(13,196)      $ (4,556)      $   (354)
                                                     ========       ========       ========       ========

                       See Notes to Financial Statements

                                      -26-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                       DISCIPLINED
     CONVERTIBLE         MID CAP           EQUITY           FEDERATED         FEDERATED
      SECURITIES          STOCK            INCOME          HIGH YIELD           STOCK           LARGE CAP
      PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
     -----------       -----------       -----------       -----------       -----------       -----------

     $   303,588       $    11,015       $   181,543       $   366,461       $    23,383       $    44,407
     -----------       -----------       -----------       -----------       -----------       -----------

          60,757            26,401           223,695            21,974            10,632           128,126
           6,713             3,016            24,867             2,477             1,241            14,247
              --                --                --                --                --                --
     -----------       -----------       -----------       -----------       -----------       -----------

          67,470            29,417           248,562            24,451            11,873           142,373
     -----------       -----------       -----------       -----------       -----------       -----------

         236,118           (18,402)          (67,019)          342,010            11,510           (97,966)
     -----------       -----------       -----------       -----------       -----------       -----------

          29,901             2,086                --                --                --                --
        (263,742)         (109,283)         (453,664)          (40,984)          (57,420)       (1,238,796)
     -----------       -----------       -----------       -----------       -----------       -----------

        (233,841)         (107,197)         (453,664)          (40,984)          (57,420)       (1,238,796)
     -----------       -----------       -----------       -----------       -----------       -----------

        (439,912)         (258,906)       (2,356,309)         (255,566)         (161,325)       (1,319,794)
     -----------       -----------       -----------       -----------       -----------       -----------

     $  (437,635)      $  (384,505)      $(2,876,992)      $    45,460       $  (207,235)      $(2,656,556)
     ===========       ===========       ===========       ===========       ===========       ===========

                       See Notes to Financial Statements

                                      -27-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                       LAZARD             MFS               MFS
                                                    INTERNATIONAL       EMERGING           MID CAP            MFS
                                                        STOCK            GROWTH            GROWTH           RESEARCH
                                                      PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                    -------------      -----------       -----------       -----------

INVESTMENT INCOME:
  Dividends ...................................      $    23,473       $        --       $        --       $    44,625
                                                     -----------       -----------       -----------       -----------

EXPENSES:
  Insurance charges ...........................           17,541           170,861            38,075           107,933
  Administrative fees .........................            2,002            18,874             4,318            11,666
  Equity protection fees ......................               --                --                --                --
                                                     -----------       -----------       -----------       -----------

    Total expenses ............................           19,543           189,735            42,393           119,599
                                                     -----------       -----------       -----------       -----------

      Net investment income (loss) ............            3,930          (189,735)          (42,393)          (74,974)
                                                     -----------       -----------       -----------       -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --                --                --
    Realized gain (loss) on sale of investments         (116,126)       (5,127,820)       (1,258,799)         (981,798)
                                                     -----------       -----------       -----------       -----------

      Realized gain (loss) ....................         (116,126)       (5,127,820)       (1,258,799)         (981,798)
                                                     -----------       -----------       -----------       -----------

    Change in unrealized gain (loss)
      on investments ..........................         (117,399)         (519,028)         (913,734)       (1,398,967)
                                                     -----------       -----------       -----------       -----------

  Net increase (decrease) in net assets
    resulting from operations .................      $  (229,595)      $(5,836,583)      $(2,214,926)      $(2,455,739)
                                                     ===========       ===========       ===========       ===========

                       See Notes to Financial Statements

                                      -28-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

      TRAVELERS                                                                     PUTNAM          SMITH BARNEY
       QUALITY           AIM CAPITAL        ALLIANCE              MFS             DIVERSIFIED        AGGRESSIVE
        BOND            APPRECIATION         GROWTH           TOTAL RETURN          INCOME             GROWTH
      PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO           PORTFOLIO
     ------------       ------------       ------------       ------------       ------------       ------------

     $    624,248       $         --       $    119,160       $  3,086,688       $    267,675       $         --
     ------------       ------------       ------------       ------------       ------------       ------------

          100,565             16,045            297,270            647,284             16,675            824,761
           11,468              1,686             32,847             70,327              1,943             88,120
               --                 --                 --                 --                 --                 --
     ------------       ------------       ------------       ------------       ------------       ------------

          112,033             17,731            330,117            717,611             18,618            912,881
     ------------       ------------       ------------       ------------       ------------       ------------

          512,215            (17,731)          (210,957)         2,369,077            249,057           (912,881)
     ------------       ------------       ------------       ------------       ------------       ------------

          132,208                 --                 --          1,866,524                 --                 --
          (22,257)          (120,217)        (5,736,697)          (400,485)           (19,895)        (6,443,703)
     ------------       ------------       ------------       ------------       ------------       ------------

          109,951           (120,217)        (5,736,697)         1,466,039            (19,895)        (6,443,703)
     ------------       ------------       ------------       ------------       ------------       ------------

         (288,376)          (197,751)        (4,365,911)        (7,368,508)          (176,235)       (20,331,574)
     ------------       ------------       ------------       ------------       ------------       ------------

     $    333,790       $   (335,699)      $(10,313,565)      $ (3,533,392)      $     52,927       $(27,688,158)
     ============       ============       ============       ============       ============       ============

                       See Notes to Financial Statements

                                      -29-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                         SMITH BARNEY                          SMITH BARNEY
                                                                        INTERNATIONAL      SMITH BARNEY           LARGE
                                                     SMITH BARNEY          ALL CAP           LARGE CAP        CAPITALIZATION
                                                     HIGH INCOME           GROWTH              VALUE              GROWTH
                                                      PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                     ------------       -------------      ------------       --------------

INVESTMENT INCOME:
  Dividends ...................................      $  2,587,477       $     62,080       $    789,981       $    119,504
                                                     ------------       ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................           136,887            104,843            287,314            485,547
  Administrative fees .........................            14,959             11,739             30,938             53,007
  Equity protection fees ......................                --                 --                 --                 --
                                                     ------------       ------------       ------------       ------------

    Total expenses ............................           151,846            116,582            318,252            538,554
                                                     ------------       ------------       ------------       ------------

      Net investment income (loss) ............         2,435,631            (54,502)           471,729           (419,050)
                                                     ------------       ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                 --
    Realized gain (loss) on sale of investments          (606,251)        (1,376,922)          (959,699)        (2,649,978)
                                                     ------------       ------------       ------------       ------------

      Realized gain (loss) ....................          (606,251)        (1,376,922)          (959,699)        (2,649,978)
                                                     ------------       ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................        (2,291,447)          (360,740)        (6,078,410)        (8,072,903)
                                                     ------------       ------------       ------------       ------------

  Net increase (decrease) in net assets
    resulting from operations .................      $   (462,067)      $ (1,792,164)      $ (6,566,380)      $(11,141,931)
                                                     ============       ============       ============       ============

                       See Notes to Financial Statements

                                      -30-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

      SMITH BARNEY                           TRAVELERS
        MID CAP         SMITH BARNEY          MANAGED           VAN KAMPEN        COMSTOCK        EMERGING GROWTH
          CORE          MONEY MARKET          INCOME            ENTERPRISE       PORTFOLIO -        PORTFOLIO -
       PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO      CLASS II SHARES    CLASS I SHARES
     -------------      ------------       ------------       ------------     ---------------    ---------------

     $     16,788       $    768,607       $  1,948,036       $     36,408       $      7,120       $     90,112
     ------------       ------------       ------------       ------------       ------------       ------------

          256,311            841,638            217,732             69,246             23,953            341,768
           27,708             91,315             23,963              7,593              2,580             36,995
               --                 --                 --                 --                 --                 --
     ------------       ------------       ------------       ------------       ------------       ------------

          284,019            932,953            241,695             76,839             26,533            378,763
     ------------       ------------       ------------       ------------       ------------       ------------

         (267,231)          (164,346)         1,706,341            (40,431)           (19,413)          (288,651)
     ------------       ------------       ------------       ------------       ------------       ------------

               --                 --            137,659                 --             13,197                 --
         (623,370)                --            (39,735)        (1,296,437)           (97,011)        (4,352,248)
     ------------       ------------       ------------       ------------       ------------       ------------

         (623,370)                --             97,924         (1,296,437)           (83,814)        (4,352,248)
     ------------       ------------       ------------       ------------       ------------       ------------

       (3,501,173)                --         (1,609,416)          (582,719)          (329,776)        (5,554,008)
     ------------       ------------       ------------       ------------       ------------       ------------

     $ (4,391,774)      $   (164,346)      $    194,849       $ (1,919,587)      $   (433,003)      $(10,194,907)
     ============       ============       ============       ============       ============       ============

                       See Notes to Financial Statements

                                      -31-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                      SMITH BARNEY
                                                                       SMALL CAP
                                                      ENTERPRISE          GROWTH        CONTRAFUND(R)     CONTRAFUND(R)
                                                      PORTFOLIO       OPPORTUNITIES      PORTFOLIO -       PORTFOLIO -
                                                   CLASS II SHARES      PORTFOLIO       SERVICE CLASS    SERVICE CLASS 2
                                                   ---------------    -------------     -------------    ---------------

INVESTMENT INCOME:
  Dividends ...................................      $       313       $        --       $   106,597       $    25,898
                                                     -----------       -----------       -----------       -----------

EXPENSES:
  Insurance charges ...........................            3,448            13,163           200,137            49,723
  Administrative fees .........................              351             1,426            21,777             5,733
  Equity protection fees ......................               --                --                --                --
                                                     -----------       -----------       -----------       -----------

    Total expenses ............................            3,799            14,589           221,914            55,456
                                                     -----------       -----------       -----------       -----------

      Net investment income (loss) ............           (3,486)          (14,589)         (115,317)          (29,558)
                                                     -----------       -----------       -----------       -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --                --                --
    Realized gain (loss) on sale of investments           (7,582)         (123,733)         (638,495)          (48,424)
                                                     -----------       -----------       -----------       -----------

      Realized gain (loss) ....................           (7,582)         (123,733)         (638,495)          (48,424)
                                                     -----------       -----------       -----------       -----------

    Change in unrealized gain (loss)
      on investments ..........................          (74,505)         (213,371)         (894,947)         (377,303)
                                                     -----------       -----------       -----------       -----------

  Net increase (decrease) in net assets
    resulting from operations .................      $   (85,573)      $  (351,693)      $(1,648,759)      $  (455,285)
                                                     ===========       ===========       ===========       ===========

                       See Notes to Financial Statements

                                      -32-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

    DYNAMIC CAPITAL
     APPRECIATION           MID CAP
      PORTFOLIO -         PORTFOLIO -
    SERVICE CLASS 2     SERVICE CLASS 2         COMBINED
    ----------------    ---------------      -------------

     $         152       $       1,678       $  29,941,793
     -------------       -------------       -------------

               852              10,491          18,605,183
                92               1,145           2,068,772
                --                  --           7,922,237
     -------------       -------------       -------------

               944              11,636          28,596,192
     -------------       -------------       -------------

              (792)             (9,958)          1,345,601
     -------------       -------------       -------------

                --                  --           3,451,409
               (76)            (20,034)        (65,749,877)
     -------------       -------------       -------------

               (76)            (20,034)        (62,298,468)
     -------------       -------------       -------------

            (7,455)            (55,512)       (287,074,067)
     -------------       -------------       -------------

     $      (8,323)      $     (85,504)      $(348,026,934)
     =============       =============       =============

                       See Notes to Financial Statements

                                      -33-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                          AIM V.I. PREMIER EQUITY
                                             CAPITAL APPRECIATION FUND       MONEY MARKET PORTFOLIO           FUND - SERIES I
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

OPERATIONS:
  Net investment income (loss) ............ $     (1,260)  $    (99,363)  $    (17,577)  $    210,528   $    (21,015)  $     (5,868)
  Realized gain (loss) ....................   (2,072,333)    (2,167,964)            --             --        (95,219)        19,292
  Change in unrealized gain (loss)
    on investments ........................     (474,832)    (1,454,815)            --             --       (608,102)       (35,130)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations ...........   (2,548,425)    (3,722,142)       (17,577)       210,528       (724,336)       (21,706)
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........      325,871      3,113,316      4,897,782     14,766,136        980,474        959,886
  Participant transfers from other
    funding options .......................    1,457,332      6,346,205     24,582,764     22,817,805        574,234        812,765
  Administrative charges ..................       (5,298)        (5,044)        (7,251)        (1,960)          (783)           (80)
  Contract surrenders .....................     (502,282)      (623,316)    (1,911,854)      (633,901)       (36,062)        (8,877)
  Participant transfers to other
    funding options .......................   (3,553,439)    (4,870,811)   (25,406,342)   (27,427,726)      (360,621)      (216,942)
  Other payments to participants ..........      (66,320)       (59,610)            --           (356)            --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....   (2,344,136)     3,900,740      2,155,099      9,519,998      1,157,242      1,546,752
                                            ------------   ------------   ------------   ------------   ------------   ------------

      Net increase (decrease) in net assets   (4,892,561)       178,598      2,137,522      9,730,526        432,906      1,525,046

NET ASSETS:
    Beginning of year .....................   10,900,715     10,722,117     15,457,583      5,727,057      1,525,046             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year ........................... $  6,008,154   $ 10,900,715   $ 17,595,105   $ 15,457,583   $  1,957,952   $  1,525,046
                                            ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                                      -34-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

       GROWTH & INCOME              PREMIER GROWTH                 GLOBAL GROWTH
     PORTFOLIO - CLASS B          PORTFOLIO - CLASS B              FUND - CLASS 2            GROWTH FUND - CLASS 2
---------------------------  ---------------------------   ---------------------------   ---------------------------
     2002          2001           2002           2001           2002           2001           2002           2001
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------

$     (2,479)  $         --  $   (516,035)  $   (724,811)  $   (177,593)  $   (214,502)  $   (925,800)  $   (627,457)
     (20,351)            --    (7,175,663)      (121,173)    (1,487,482)     1,153,499     (4,713,670)    14,570,809

     (38,263)            --    (6,196,010)    (9,724,918)    (2,941,292)    (5,552,546)   (13,159,722)   (26,682,930)
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------

     (61,093)            --   (13,887,708)   (10,570,902)    (4,606,367)    (4,613,549)   (18,799,192)   (12,739,578)
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------

     164,891             --       414,916      6,903,346      1,158,185      3,871,386      5,119,647     17,006,417

     584,342             --     2,645,694      9,364,879      7,057,377      3,792,171     14,439,725     12,012,935
        (122)            --       (17,229)       (16,996)        (7,084)        (5,593)       (17,403)       (12,637)
      (6,193)            --    (1,258,119)    (1,170,260)      (692,528)      (588,155)    (1,548,635)    (1,264,035)

    (136,923)            --    (8,791,905)    (7,523,565)    (2,541,002)    (2,952,985)    (7,310,246)    (4,555,865)
          --             --      (381,847)      (682,701)       (95,074)      (109,278)      (368,351)      (328,569)
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------

     605,995             --    (7,388,490)     6,874,703      4,879,874      4,007,546     10,314,737     22,858,246
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------

     544,902             --   (21,276,198)    (3,696,199)       273,507       (606,003)    (8,484,455)    10,118,668

          --             --    46,887,148     50,583,347     26,815,914     27,421,917     65,790,535     55,671,867
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------
$    544,902   $         --  $ 25,610,950   $ 46,887,148   $ 27,089,421   $ 26,815,914   $ 57,306,080   $ 65,790,535
============   ============  ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                                      -35-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                    GROWTH-INCOME            CREDIT SUISSE EMERGING         VIP REIT SERIES -
                                                    FUND - CLASS 2              MARKETS PORTFOLIO             STANDARD CLASS
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

OPERATIONS:
  Net investment income (loss) ............ $   (270,591)  $    160,517   $     (5,871)  $     (8,445)  $      2,094   $       (836)
  Realized gain (loss) ....................   (1,058,400)     4,481,921        (67,956)       (62,222)         3,410          3,423
  Change in unrealized gain (loss)
    on investments ........................  (10,705,625)    (4,144,031)         5,401        (33,095)       (17,379)        43,572
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations ...........  (12,034,616)       498,407        (68,426)      (103,762)       (11,875)        46,159
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........    6,168,485     11,207,072        169,347         95,206        646,211        211,262
  Participant transfers from other
    funding options .......................   18,175,803     11,865,978         81,876        846,303      2,382,183        612,354
  Administrative charges ..................      (15,254)        (7,754)          (271)          (208)        (1,124)          (276)
  Contract surrenders .....................   (2,235,327)      (802,675)       (57,705)       (16,365)      (199,538)       (36,530)
  Participant transfers to other
    funding options .......................   (6,440,649)    (2,137,952)      (504,788)      (270,799)      (637,438)      (184,663)
  Other payments to participants ..........     (210,103)      (208,895)            --             --         (7,021)            --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....   15,442,955     19,915,774       (311,541)       654,137      2,183,273        602,147
                                            ------------   ------------   ------------   ------------   ------------   ------------

      Net increase (decrease) in net assets    3,408,339     20,414,181       (379,967)       550,375      2,171,398        648,306

NET ASSETS:
    Beginning of year .....................   52,546,227     32,132,046        775,055        224,680        888,928        240,622
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year ........................... $ 55,954,566   $ 52,546,227   $    395,088   $    775,055   $  3,060,326   $    888,928
                                            ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                                      -36-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                         APPRECIATION PORTFOLIO -     SMALL CAP PORTFOLIO -
EAFE(R) EQUITY INDEX FUND      SMALL CAP INDEX FUND           INITIAL SHARES             INITIAL SHARES
-------------------------   -------------------------   -------------------------   -------------------------
    2002          2001          2002          2001          2002          2001          2002          2001
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

$    (2,063)  $   (39,107)  $   (53,145)  $   (67,329)  $     1,810   $    (1,646)  $   (60,906)  $   (30,793)
   (198,151)     (114,472)     (214,681)      343,086      (102,600)      (11,601)     (303,202)       15,784

   (363,367)     (665,025)   (1,280,715)     (258,471)     (140,952)      (40,236)     (672,284)     (159,620)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

   (563,581)     (818,604)   (1,548,541)       17,286      (241,742)      (53,483)   (1,036,392)     (174,629)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    232,685       343,903       482,787       299,013       233,185       269,748       675,888     1,289,152

    118,309       114,105       168,244       277,644     1,032,314       386,216     1,009,884     1,355,746
       (853)         (618)       (1,462)       (1,041)         (793)         (463)       (2,432)       (1,464)
   (224,122)     (253,236)     (470,661)     (668,783)     (166,366)      (13,442)     (242,921)     (116,738)

    (67,040)      (88,622)     (100,938)     (261,356)     (484,140)      (74,966)     (615,602)     (425,628)
         --       (28,540)     (642,580)      (90,538)           --            --       (22,705)       (4,329)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

     58,979        86,992      (564,610)     (445,061)      614,200       567,093       802,112     2,096,739
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

   (504,602)     (731,612)   (2,113,151)     (427,775)      372,458       513,610      (234,280)    1,922,110

  2,345,694     3,077,306     7,167,240     7,595,015       953,774       440,164     4,180,380     2,258,270
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$ 1,841,092   $ 2,345,694   $ 5,054,089   $ 7,167,240   $ 1,326,232   $   953,774   $ 3,946,100   $ 4,180,380
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                       See Notes to Financial Statements

                                      -37-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                  FRANKLIN SMALL CAP        MUTUAL SHARES SECURITIES   TEMPLETON FOREIGN SECURITIES
                                                    FUND - CLASS 2                FUND - CLASS 2              FUND - CLASS 2
                                             ---------------------------   --------------------------  ----------------------------
                                                 2002            2001          2002           2001         2002           2001
                                             ------------   ------------   ------------   -----------  ------------   ------------

OPERATIONS:
  Net investment income (loss) ............  $   (110,584)  $   (122,391)  $     (2,931)  $        --  $     60,842   $    168,984
  Realized gain (loss) ....................    (1,263,232)      (808,317)        (6,474)           --    (1,424,261)      (113,502)
  Change in unrealized gain (loss)
    on investments ........................    (1,931,582)    (1,096,763)       (18,260)           --    (1,038,530)    (2,031,206)
                                             ------------   ------------   ------------   -----------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations ...........    (3,305,398)    (2,027,471)       (27,665)           --    (2,401,949)    (1,975,724)
                                             ------------   ------------   ------------   -----------  ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........       574,839      1,355,604        350,548            --       677,370      2,876,614
  Participant transfers from other
    funding options .......................     1,014,625      3,199,041        834,263            --    15,064,146     66,080,187
  Administrative charges ..................        (4,015)        (3,959)           (63)           --        (4,509)        (3,542)
  Contract surrenders .....................      (431,161)      (309,593)        (7,653)           --      (532,571)      (265,951)
  Participant transfers to other
    funding options .......................    (1,770,779)    (2,692,638)      (100,008)           --   (15,494,434)   (64,926,279)
  Other payments to participants ..........       (86,356)      (158,154)        (6,034)           --       (57,890)      (174,100)
                                             ------------   ------------   ------------   -----------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....      (702,847)     1,390,301      1,071,053            --      (347,888)     3,586,929
                                             ------------   ------------   ------------   -----------  ------------   ------------

      Net increase (decrease) in net assets    (4,008,245)      (637,170)     1,043,388            --    (2,749,837)     1,611,205

NET ASSETS:
    Beginning of year .....................    11,082,103     11,719,273             --            --    12,387,842     10,776,637
                                             ------------   ------------   ------------   -----------  ------------   ------------
    End of year ...........................  $  7,073,858   $ 11,082,103   $  1,043,388   $        --  $  9,638,005   $ 12,387,842
                                             ============   ============   ============   ===========  ============   ============

                       See Notes to Financial Statements

                                      -38-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

     TEMPLETON GROWTH                                              DIVERSIFIED STRATEGIC         EQUITY INDEX PORTFOLIO -
 SECURITIES FUND - CLASS 2        APPRECIATION PORTFOLIO             INCOME PORTFOLIO                CLASS I SHARES
----------------------------  -----------------------------   -----------------------------   -----------------------------
     2002            2001          2002            2001            2002            2001            2002            2001
-------------   ------------  -------------   -------------   -------------   -------------   -------------   -------------

$        (501)  $         --  $      19,633   $     (40,739)  $   1,144,657   $     865,776   $  (2,954,938)  $ (10,617,733)
         (195)            --       (391,926)        (19,859)       (149,652)        (42,335)     (2,470,423)       (417,521)

       (9,988)            --     (2,898,349)       (428,621)       (525,425)       (721,178)   (145,900,600)    (72,748,287)
-------------   ------------  -------------   -------------   -------------   -------------   -------------   -------------

      (10,684)            --     (3,270,642)       (489,219)        469,580         102,263    (151,325,961)    (83,783,541)
-------------   ------------  -------------   -------------   -------------   -------------   -------------   -------------

       95,448             --      3,355,388       4,014,584         429,976       3,592,542     121,025,163     146,051,460

       96,174             --      5,353,929       3,484,356       2,741,606       4,337,429         530,767       3,799,153
          (24)            --         (7,050)         (3,911)         (4,757)         (2,784)       (183,133)       (121,502)
           --             --       (384,163)       (225,467)       (475,167)       (710,091)    (19,939,790)    (17,968,368)

       (1,605)            --     (2,401,411)       (691,317)     (2,271,783)       (684,141)     (1,283,824)     (4,258,053)
           --             --       (113,220)        (71,968)       (144,006)       (180,650)     (8,874,116)     (5,715,013)
-------------   ------------  -------------   -------------   -------------   -------------   -------------   -------------

      189,993             --      5,803,473       6,506,277         275,869       6,352,305      91,275,067     121,787,677
-------------   ------------  -------------   -------------   -------------   -------------   -------------   -------------

      179,309             --      2,532,831       6,017,058         745,449       6,454,568     (60,050,894)     38,004,136

           --             --     13,871,837       7,854,779      13,958,015       7,503,447     576,284,702     538,280,566
-------------   ------------  -------------   -------------   -------------   -------------   -------------   -------------
$     179,309   $         --  $  16,404,668   $  13,871,837   $  14,703,464   $  13,958,015   $ 516,233,808   $ 576,284,702
=============   ============  =============   =============   =============   =============   =============   =============

                       See Notes to Financial Statements

                                      -39-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                               EQUITY INDEX PORTFOLIO -                                     EMERGING GROWTH FUND -
                                                   CLASS II SHARES         FUNDAMENTAL VALUE PORTFOLIO              CLASS I
                                             ---------------------------   ---------------------------   --------------------------
                                               2002            2001            2002            2001            2002            2001
                                             ------------   ------------   ------------   ------------   ------------   -----------

OPERATIONS:
  Net investment income (loss) ............  $     69,770   $   (130,699)  $   (146,856)  $   (125,738)  $       (302)  $        --
  Realized gain (loss) ....................      (728,379)      (436,742)      (311,745)     1,804,838          5,263            --
  Change in unrealized gain (loss)
    on investments ........................    (4,652,082)    (1,727,946)    (8,710,541)    (2,440,022)        (6,348)           --
                                             ------------   ------------   ------------   ------------   ------------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........    (5,310,691)    (2,295,387)    (9,169,142)      (760,922)        (1,387)           --
                                             ------------   ------------   ------------   ------------   ------------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........     2,323,640      5,271,048      6,637,949     14,515,781         66,526            --
  Participant transfers from other
    funding options .......................     3,997,615      6,541,435     12,319,529     12,471,714          3,460            --
  Administrative charges ..................        (6,951)        (4,710)       (14,734)        (3,943)            (1)           --
  Contract surrenders .....................      (700,443)      (220,623)    (1,099,397)      (405,852)            --            --
  Participant transfers to other
    funding options .......................    (2,455,064)    (2,169,286)    (5,745,411)    (1,776,324)           (12)           --
  Other payments to participants ..........      (317,079)      (133,022)      (172,056)      (155,781)            --            --
                                             ------------   ------------   ------------   ------------   ------------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....     2,841,718      9,284,842     11,925,880     24,645,595         69,973            --
                                             ------------   ------------   ------------   ------------   ------------   -----------

      Net increase (decrease) in net assets    (2,468,973)     6,989,455      2,756,738     23,884,673         68,586            --

NET ASSETS:
    Beginning of year .....................    20,753,523     13,764,068     29,873,093      5,988,420             --            --
                                             ------------   ------------   ------------   ------------   ------------   -----------
    End of year ...........................  $ 18,284,550   $ 20,753,523   $ 32,629,831   $ 29,873,093   $     68,586   $        --
                                             ============   ============   ============   ============   ============   ===========

                       See Notes to Financial Statements

                                      -40-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

      GROWTH & INCOME       AGGRESSIVE GROWTH PORTFOLIO -      BALANCED PORTFOLIO -          GLOBAL LIFE SCIENCES
       FUND - CLASS I               SERVICE SHARES               SERVICE SHARES           PORTFOLIO - SERVICE SHARES
---------------------------  ---------------------------   ---------------------------   ---------------------------
    2002            2001          2002          2001           2002           2001           2002           2001
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------

$        (91)  $         --  $    (90,680)  $   (140,325)  $     31,074   $     22,429   $    (30,528)  $    (35,694)
         585             --    (1,117,041)    (7,613,555)      (141,965)       (20,733)      (165,263)      (151,127)

        (884)            --    (1,092,277)     2,360,726       (370,418)      (254,433)      (594,090)      (382,818)
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------

        (390)            --    (2,299,998)    (5,393,154)      (481,309)      (252,737)      (789,881)      (569,639)
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------

      16,532             --        71,917      1,818,607        435,616      1,914,011        119,670        323,657

      35,468             --     2,338,055     25,298,186      1,144,376      1,823,166        152,692        798,095
          --             --        (3,290)        (3,393)        (3,354)        (2,134)        (1,791)        (1,641)
        (152)            --      (445,863)      (416,704)      (222,311)       (93,719)       (47,854)       (99,130)

     (14,805)            --    (3,963,416)   (23,359,274)    (1,164,641)      (573,989)      (367,939)      (785,947)
          --             --       (41,442)        86,274        (37,898)       (35,374)       (18,196)       (17,183)
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------

      37,043             --    (2,044,039)     3,423,696        151,788      3,031,961       (163,418)       217,851
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------

      36,653             --    (4,344,037)    (1,969,458)      (329,521)     2,779,224       (953,299)      (351,788)

          --             --     8,894,528     10,863,986      5,906,607      3,127,383      2,534,499      2,886,287
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------
$     36,653   $         --  $  4,550,491   $  8,894,528   $  5,577,086   $  5,906,607   $  1,581,200   $  2,534,499
============   ============  ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                                      -41-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                            GLOBAL TECHNOLOGY PORTFOLIO -  WORLDWIDE GROWTH PORTFOLIO -   TOTAL RETURN PORTFOLIO -
                                                    SERVICE SHARES                SERVICE SHARES            ADMINISTRATIVE CLASS
                                             ---------------------------   ---------------------------   --------------------------
                                               2002            2001            2002            2001            2002           2001
                                             ------------   ------------   ------------   ------------   ------------   -----------

OPERATIONS:
  Net investment income (loss) ............  $    (23,183)  $    (21,069)  $    (43,178)  $    (79,089)  $    689,849   $    67,123
  Realized gain (loss) ....................      (573,780)    (1,148,104)    (1,414,450)    (1,964,901)       588,573       161,547
  Change in unrealized gain (loss)
    on investments ........................      (324,499)      (449,059)       (76,179)        55,336        894,807      (142,170)
                                             ------------   ------------   ------------   ------------   ------------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........      (921,462)    (1,618,232)    (1,533,807)    (1,988,654)     2,173,229        86,500
                                             ------------   ------------   ------------   ------------   ------------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........        39,305        300,595        124,442      1,359,600      7,280,568     4,504,592
  Participant transfers from other
    funding options .......................       238,132      1,129,128      4,515,612      5,042,981     40,571,285     5,922,152
  Administrative charges ..................        (1,475)        (1,768)        (3,718)        (3,471)       (11,635)         (346)
  Contract surrenders .....................      (101,908)      (107,517)      (307,830)      (289,172)    (1,284,774)     (121,520)
  Participant transfers to other
    funding options .......................      (245,408)    (1,141,841)    (5,390,553)    (5,608,064)    (9,329,656)     (981,871)
  Other payments to participants ..........       (34,097)        (3,348)       (12,302)       (30,983)      (156,350)           --
                                             ------------   ------------   ------------   ------------   ------------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....      (105,451)       175,249     (1,074,349)       470,891     37,069,438     9,323,007
                                             ------------   ------------   ------------   ------------   ------------   -----------

      Net increase (decrease) in net assets    (1,026,913)    (1,442,983)    (2,608,156)    (1,517,763)    39,242,667     9,409,507

NET ASSETS:
    Beginning of year .....................     2,204,200      3,647,183      6,097,012      7,614,775      9,409,507            --
                                             ------------   ------------   ------------   ------------   ------------   -----------
    End of year ...........................  $  1,177,287   $  2,204,200   $  3,488,856   $  6,097,012   $ 48,652,174   $ 9,409,507
                                             ============   ============   ============   ============   ============   ===========

                       See Notes to Financial Statements

                                      -42-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

PUTNAM VT INTERNATIONAL GROWTH    PUTNAM VT SMALL CAP VALUE      PUTNAM VT VOYAGER II FUND -
    FUND - CLASS IB SHARES          FUND - CLASS IB SHARES             CLASS IB SHARES              CAPITAL FUND - CLASS I
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     2002             2001             2002            2001            2002            2001            2002           2001
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

$     (37,620)  $     (27,983)  $     (58,756)  $      (7,644)  $      (3,734)  $        (878)  $    (250,464)  $     (69,309)
       72,376         590,864         (31,804)         (8,624)        (28,689)         (1,127)       (887,795)         55,500

      (28,043)         22,534      (1,122,344)        163,286         (67,651)         (2,333)     (6,270,365)       (113,974)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

        6,713         585,415      (1,212,904)        147,018        (100,074)         (4,338)     (7,408,624)       (127,783)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

    1,130,077         633,305       1,571,339         825,977         100,265          76,351       3,784,886       8,244,254

   90,697,406     137,190,390       5,550,628       3,847,937         166,965         128,241       8,213,114       8,872,759
         (622)            (38)         (2,053)           (148)           (141)            (22)         (8,819)         (3,617)
     (118,155)         (7,841)       (188,674)         (9,542)        (12,658)         (4,588)       (658,354)       (300,845)

  (88,949,344)   (137,469,071)     (2,609,239)     (2,591,821)        (95,322)             --      (4,536,201)     (1,929,254)
        1,410              --         (21,974)             --              --              --         (95,894)       (168,097)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

    2,760,772         346,745       4,300,027       2,072,403         159,109         199,982       6,698,732      14,715,200
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

    2,767,485         932,160       3,087,123       2,219,421          59,035         195,644        (709,892)     14,587,417

      932,160              --       2,219,421              --         195,644              --      21,584,225       6,996,808
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$   3,699,645   $     932,160   $   5,306,544   $   2,219,421   $     254,679   $     195,644   $  20,874,333   $  21,584,225
=============   =============   =============   =============   =============   =============   =============   =============

                       See Notes to Financial Statements

                                      -43-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                             LARGE CAP GROWTH FUND -      SMALL CAP GROWTH FUND -
                                               INVESTORS FUND - CLASS I              CLASS I                      CLASS I
                                             ---------------------------   ---------------------------  ---------------------------
                                                 2002           2001           2002           2001          2002           2001
                                             ------------   ------------   ------------   ------------  ------------   ------------

OPERATIONS:
  Net investment income (loss) ............  $    (41,449)  $    (39,005)  $       (166)  $         --  $    (78,331)  $    (78,952)
  Realized gain (loss) ....................      (634,999)        50,137              1             --      (607,818)      (193,534)
  Change in unrealized gain (loss)
    on investments ........................    (3,129,468)      (493,796)        (1,517)            --    (1,662,568)      (221,949)
                                             ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations ...........    (3,805,916)      (482,664)        (1,682)            --    (2,348,717)      (494,435)
                                             ------------   ------------   ------------   ------------  ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........     1,053,778      4,185,154         62,700             --       726,281      1,276,646
  Participant transfers from other
    funding options .......................     3,828,132      6,380,357             --             --     3,001,446      1,284,982
  Administrative charges ..................        (4,352)        (2,163)            --             --        (2,407)        (1,849)
  Contract surrenders .....................      (345,271)      (203,687)            --             --      (240,051)      (184,209)
  Participant transfers to other
    funding options .......................    (2,777,735)    (1,456,027)           (27)            --    (2,635,914)    (1,127,435)
  Other payments to participants ..........       (47,880)       (14,698)            --             --       (85,667)       (49,655)
                                             ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....     1,706,672      8,888,936         62,673             --       763,688      1,198,480
                                             ------------   ------------   ------------   ------------  ------------   ------------

      Net increase (decrease) in net assets    (2,099,244)     8,406,272         60,991             --    (1,585,029)       704,045

NET ASSETS:
    Beginning of year .....................    13,575,534      5,169,262             --             --     5,704,170      5,000,125
                                             ------------   ------------   ------------   ------------  ------------   ------------
    End of year ...........................  $ 11,476,290   $ 13,575,534   $     60,991   $         --  $  4,119,141   $  5,704,170
                                             ============   ============   ============   ============  ============   ============

                       See Notes to Financial Statements

                                      -44-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                  SMITH BARNEY            MULTIPLE DISCIPLINE        MULTIPLE DISCIPLINE
  SMITH BARNEY LARGE CAP       PREMIER SELECTIONS             PORTFOLIO -            PORTFOLIO - BALANCED
      CORE PORTFOLIO        ALL CAP GROWTH PORTFOLIO    ALL CAP GROWTH AND VALUE   ALL CAP GROWTH AND VALUE
-------------------------   -------------------------   -------------------------  -------------------------
    2002          2001          2002          2001          2002          2001         2002          2001
-----------   -----------   -----------   -----------   -----------   -----------  -----------   -----------

$    (4,317)  $    (1,174)  $   (16,448)  $    (5,269)  $    (1,160)  $        --  $    (1,064)  $        --
    (14,021)          (40)      (45,996)       (1,070)           26            --          (11)           --

   (132,761)       (1,141)     (304,377)       (9,708)      (16,292)           --      (12,121)           --
-----------   -----------   -----------   -----------   -----------   -----------  -----------   -----------

   (151,099)       (2,355)     (366,821)      (16,047)      (17,426)           --      (13,196)           --
-----------   -----------   -----------   -----------   -----------   -----------  -----------   -----------

    126,820       172,436       240,112       360,534       353,144            --      194,480            --

    340,282        90,951       783,915       521,425       467,963            --      511,704            --
       (159)          (24)         (174)          (27)           --            --           --            --
     (3,059)          (89)      (36,434)       (7,775)       (2,210)           --       (4,191)           --

    (60,274)          (30)     (146,996)           --            --            --           --            --
         --            --            --            --            --            --           --            --
-----------   -----------   -----------   -----------   -----------   -----------  -----------   -----------

    403,610       263,244       840,423       874,157       818,897            --      701,993            --
-----------   -----------   -----------   -----------   -----------   -----------  -----------   -----------

    252,511       260,889       473,602       858,110       801,471            --      688,797            --

    260,889            --       858,110            --            --            --           --            --
-----------   -----------   -----------   -----------   -----------   -----------  -----------   -----------
$   513,400   $   260,889   $ 1,331,712   $   858,110   $   801,471   $        --  $   688,797   $        --
===========   ===========   ===========   ===========   ===========   ===========  ===========   ===========

                       See Notes to Financial Statements

                                      -45-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                               MULTIPLE DISCIPLINE         MULTIPLE DISCIPLINE
                                                PORTFOLIO - GLOBAL          PORTFOLIO - LARGE       CONVERTIBLE SECURITIES
                                             ALL CAP GROWTH AND VALUE     CAP GROWTH AND VALUE            PORTFOLIO
                                             -------------------------  -------------------------  -------------------------
                                                 2002          2001         2002          2001         2002          2001
                                             -----------   -----------  -----------   -----------  -----------   -----------

OPERATIONS:
  Net investment income (loss) ............  $      (720)  $        --  $       (28)  $        --  $   236,118   $    17,487
  Realized gain (loss) ....................          994            --           37            --     (233,841)      114,200
  Change in unrealized gain (loss)
    on investments ........................       (4,830)           --         (363)           --     (439,912)     (270,951)
                                             -----------   -----------  -----------   -----------  -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........       (4,556)           --         (354)           --     (437,635)     (139,264)
                                             -----------   -----------  -----------   -----------  -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........       43,049            --       10,730            --      204,857     2,137,550
  Participant transfers from other
    funding options .......................      264,381            --        4,079            --    1,025,681     2,415,079
  Administrative charges ..................           --            --           --            --       (2,283)       (1,311)
  Contract surrenders .....................         (830)           --         (822)           --   (1,198,706)      (87,132)
  Participant transfers to other
    funding options .......................           --            --           --            --     (724,655)     (767,631)
  Other payments to participants ..........           --            --           --            --        2,048        (9,529)
                                             -----------   -----------  -----------   -----------  -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....      306,600            --       13,987            --     (693,058)    3,687,026
                                             -----------   -----------  -----------   -----------  -----------   -----------

      Net increase (decrease) in net assets      302,044            --       13,633            --   (1,130,693)    3,547,762

NET ASSETS:
    Beginning of year .....................           --            --           --            --    4,820,266     1,272,504
                                             -----------   -----------  -----------   -----------  -----------   -----------
    End of year ...........................  $   302,044   $        --  $    13,633   $        --  $ 3,689,573   $ 4,820,266
                                             ===========   ===========  ===========   ===========  ===========   ===========

                       See Notes to Financial Statements

                                      -46-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

 DISCIPLINED MID CAP STOCK    DISCIPLINED SMALL CAP STOCK                                    FEDERATED HIGH YIELD
         PORTFOLIO                     PORTFOLIO             EQUITY INCOME PORTFOLIO              PORTFOLIO
---------------------------   --------------------------   ---------------------------   ---------------------------
    2002            2001          2002          2001           2002           2001           2002           2001
------------   ------------   ------------  ------------   ------------   ------------   ------------   ------------

$    (18,402)  $    (16,774)  $         --  $    (20,069)  $    (67,019)  $    (29,679)  $    342,010   $    120,358
    (107,197)        71,182             --      (313,118)      (453,664)      (142,645)       (40,984)       (21,402)

    (258,906)      (117,013)            --        70,118     (2,356,309)    (1,041,401)      (255,566)      (130,751)
------------   ------------   ------------  ------------   ------------   ------------   ------------   ------------

    (384,505)       (62,605)            --      (263,069)    (2,876,992)    (1,213,725)        45,460        (31,795)
------------   ------------   ------------  ------------   ------------   ------------   ------------   ------------

     343,471        834,030             --       291,285      1,833,771      5,271,918        166,911        591,641

     528,387        950,045             --       306,314      5,166,968      7,445,228      1,533,441        939,896
      (1,131)          (635)            --          (494)        (6,627)        (4,417)          (608)          (327)
    (116,840)       (45,307)            --      (158,219)      (828,686)      (266,180)      (118,852)       (28,499)

    (465,801)      (435,259)            --    (2,103,903)    (5,165,135)    (3,202,414)      (277,745)      (324,512)
          --             --             --       (27,083)       (65,621)      (247,309)        (2,237)            --
------------   ------------   ------------  ------------   ------------   ------------   ------------   ------------

     288,086      1,302,874             --    (1,692,100)       934,670      8,996,826      1,300,910      1,178,199
------------   ------------   ------------  ------------   ------------   ------------   ------------   ------------

     (96,419)     1,240,269             --    (1,955,169)    (1,942,322)     7,783,101      1,346,370      1,146,404

   1,958,303        718,034             --     1,955,169     17,549,343      9,766,242      1,393,687        247,283
------------   ------------   ------------  ------------   ------------   ------------   ------------   ------------
$  1,861,884   $  1,958,303   $         --  $         --   $ 15,607,021   $ 17,549,343   $  2,740,057   $  1,393,687
============   ============   ============  ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                                      -47-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                            LAZARD INTERNATIONAL
                                             FEDERATED STOCK PORTFOLIO        LARGE CAP PORTFOLIO             STOCK PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

OPERATIONS:
  Net investment income (loss) ............ $     11,510   $        343   $    (97,966)  $   (102,823)  $      3,930   $    (12,224)
  Realized gain (loss) ....................      (57,420)         7,975     (1,238,796)      (453,986)      (116,126)      (241,403)
  Change in unrealized gain (loss)
    on investments ........................     (161,325)        18,820     (1,319,794)    (1,654,495)      (117,399)       (34,436)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations ...........     (207,235)        27,138     (2,656,556)    (2,211,304)      (229,595)      (288,063)
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........       55,326        151,542        409,880      1,978,203         75,362        390,561
  Participant transfers from other
    funding options .......................      251,319        830,993      1,270,239      3,198,060      3,868,693      5,274,022
  Administrative charges ..................         (360)          (170)        (5,385)        (4,276)          (544)          (322)
  Contract surrenders .....................       (7,804)          (864)      (483,208)      (284,870)      (112,838)       (17,894)
  Participant transfers to other
    funding options .......................     (194,909)      (334,068)    (2,074,730)    (1,457,018)    (3,594,432)    (4,814,383)
  Other payments to participants ..........           --             --        (85,250)      (256,928)            --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....      103,572        647,433       (968,454)     3,173,171        236,241        831,984
                                            ------------   ------------   ------------   ------------   ------------   ------------

      Net increase (decrease) in net assets     (103,663)       674,571     (3,625,010)       961,867          6,646        543,921

NET ASSETS:
    Beginning of year .....................      874,708        200,137     11,272,705     10,310,838      1,025,685        481,764
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year ........................... $    771,045   $    874,708   $  7,647,695   $ 11,272,705   $  1,032,331   $  1,025,685
                                            ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                                      -48-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

    MFS EMERGING GROWTH
         PORTFOLIO            MFS MID CAP GROWTH PORTFOLIO     MFS RESEARCH PORTFOLIO      STRATEGIC STOCK PORTFOLIO
---------------------------   ---------------------------   ---------------------------   --------------------------
    2002           2001           2002           2001           2002           2001           2002          2001
------------   ------------   ------------   ------------   ------------   ------------   ------------  ------------

$   (189,735)  $   (290,790)  $    (42,393)  $    (51,876)  $    (74,974)  $   (140,716)  $         --  $     20,524
  (5,127,820)       674,270     (1,258,799)       440,561       (981,798)       206,632             --       (31,886)

    (519,028)   (10,461,372)      (913,734)    (1,420,950)    (1,398,967)    (2,714,260)            --       (28,955)
------------   ------------   ------------   ------------   ------------   ------------   ------------  ------------

  (5,836,583)   (10,077,892)    (2,214,926)    (1,032,265)    (2,455,739)    (2,648,344)            --       (40,317)
------------   ------------   ------------   ------------   ------------   ------------   ------------  ------------

     145,868      2,267,518         57,804        949,248        211,339      2,021,641             --       144,141

   1,059,105      5,108,566      1,382,301      1,372,010        902,542      1,840,656             --       514,064
      (7,019)        (7,998)        (1,783)        (1,691)        (3,816)        (3,104)            --          (306)
    (568,584)      (478,394)      (122,375)       (87,401)      (211,046)      (360,867)            --        (9,022)

  (3,140,222)    (4,624,567)      (953,207)      (543,868)    (1,337,388)    (1,119,671)            --      (913,282)
    (114,389)      (183,969)        (1,410)        (3,691)       (42,727)        (7,265)            --            --
------------   ------------   ------------   ------------   ------------   ------------   ------------  ------------

  (2,625,241)     2,081,156        361,330      1,684,607       (481,096)     2,371,390             --      (264,405)
------------   ------------   ------------   ------------   ------------   ------------   ------------  ------------

  (8,461,824)    (7,996,736)    (1,853,596)       652,342     (2,936,835)      (276,954)            --      (304,722)

  17,656,438     25,653,174      3,928,460      3,276,118      9,285,853      9,562,807             --       304,722
------------   ------------   ------------   ------------   ------------   ------------   ------------  ------------
$  9,194,614   $ 17,656,438   $  2,074,864   $  3,928,460   $  6,349,018   $  9,285,853   $         --  $         --
============   ============   ============   ============   ============   ============   ============  ============

                       See Notes to Financial Statements

                                      -49-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                               TRAVELERS QUALITY BOND      AIM CAPITAL APPRECIATION
                                                     PORTFOLIO                     PORTFOLIO             ALLIANCE GROWTH PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

OPERATIONS:
  Net investment income (loss) ............ $    512,215   $    100,379   $    (17,731)  $     (7,825)  $   (210,957)  $   (406,711)
  Realized gain (loss) ....................      109,951        217,540       (120,217)        (6,796)    (5,736,697)     3,340,749
  Change in unrealized gain (loss)
    on investments ........................     (288,376)      (106,836)      (197,751)        21,577     (4,365,911)    (8,285,129)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations ...........      333,790        211,083       (335,699)         6,956    (10,313,565)    (5,351,091)
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........      745,151      1,919,184        171,820        376,425        543,768      5,983,480
  Participant transfers from other
    funding options .......................    3,679,138      7,418,992        320,611      1,920,648      1,956,481      6,763,677
  Administrative charges ..................       (3,790)        (1,731)          (265)           (21)       (10,691)       (10,319)
  Contract surrenders .....................     (468,109)      (166,288)       (23,714)          (557)      (849,558)      (980,425)
  Participant transfers to other
    funding options .......................   (2,321,852)    (6,997,569)      (925,369)      (729,108)    (5,687,299)    (3,022,979)
  Other payments to participants ..........      (48,012)      (138,535)            --             --       (680,230)      (278,074)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....    1,582,526      2,034,053       (456,917)     1,567,387     (4,727,529)     8,455,360
                                            ------------   ------------   ------------   ------------   ------------   ------------

      Net increase (decrease) in net assets    1,916,316      2,245,136       (792,616)     1,574,343    (15,041,094)     3,104,269

NET ASSETS:
    Beginning of year .....................    7,728,133      5,482,997      1,574,343             --     31,474,363     28,370,094
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year ........................... $  9,644,449   $  7,728,133   $    781,727   $  1,574,343   $ 16,433,269   $ 31,474,363
                                            ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                                      -50-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                               PUTNAM DIVERSIFIED INCOME      SMITH BARNEY AGGRESSIVE       SMITH BARNEY HIGH INCOME
 MFS TOTAL RETURN PORTFOLIO            PORTFOLIO                  GROWTH PORTFOLIO                  PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2002           2001           2002           2001           2002           2001           2002          2001
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$  2,369,077   $    387,098   $    249,057   $    100,891   $   (912,881)  $   (836,516)  $  2,435,631   $    876,356
   1,466,039        926,463        (19,895)       (36,940)    (6,443,703)      (660,238)      (606,251)      (787,180)

  (7,368,508)    (1,570,753)      (176,235)       (64,597)   (20,331,574)    (1,041,576)    (2,291,447)      (719,521)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  (3,533,392)      (257,192)        52,927           (646)   (27,688,158)    (2,538,330)      (462,067)      (630,345)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   5,293,868     14,878,821         10,006        591,245      8,541,826     22,507,940        684,535      3,998,770

  19,573,892     20,056,821        473,356      1,822,164     21,064,094     36,967,478      5,222,223     13,904,906
     (20,744)        (8,988)          (510)          (428)       (28,680)       (19,930)        (3,326)        (2,155)
  (1,455,841)    (1,559,624)       (60,577)       (38,273)    (2,092,083)    (1,534,410)      (797,286)      (381,653)

  (9,130,325)    (5,730,102)      (635,087)    (1,271,699)   (26,131,369)   (18,972,897)    (3,634,787)   (12,313,267)
    (305,187)      (240,716)            --             --       (578,114)      (895,941)      (167,141)       (85,194)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  13,955,663     27,396,212       (212,812)     1,103,009        775,674     38,052,240      1,304,218      5,121,407
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  10,422,271     27,139,020       (159,885)     1,102,363    (26,912,484)    35,513,910        842,151      4,491,062

  40,887,274     13,748,254      1,340,916        238,553     75,489,703     39,975,793      9,672,672      5,181,610
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 51,309,545   $ 40,887,274   $  1,181,031   $  1,340,916   $ 48,577,219   $ 75,489,703   $ 10,514,823   $  9,672,672
============   ============   ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                                      -51-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                              SMITH BARNEY
                                       SMITH BARNEY INTERNATIONAL     SMITH BARNEY LARGE CAP VALUE        LARGE CAPITALIZATION
                                        ALL CAP GROWTH PORTFOLIO                PORTFOLIO                   GROWTH PORTFOLIO
                                      -----------------------------   -----------------------------   -----------------------------
                                          2002             2001            2002            2001            2002           2001
                                      -------------   -------------   -------------   -------------   -------------   -------------
OPERATIONS:

  Net investment income (loss) .....  $     (54,502)  $    (194,130)  $     471,729   $      (9,912)  $    (419,050)  $    (556,814)
  Realized gain (loss) .............     (1,376,922)     (2,880,151)       (959,699)        692,449      (2,649,978)       (703,651)
  Change in unrealized gain (loss)
    on investments .................       (360,740)        434,359      (6,078,410)     (2,574,362)     (8,072,903)     (4,115,180)
                                      -------------   -------------   -------------   -------------   -------------   -------------

    Net increase (decrease)
      in net assets
      resulting from operations ....     (1,792,164)     (2,639,922)     (6,566,380)     (1,891,825)    (11,141,931)     (5,375,645)
                                      -------------   -------------   -------------   -------------   -------------   -------------

UNIT TRANSACTIONS:
  Participant purchase payments ....        112,503       1,188,949       1,368,930       8,338,106       2,483,735      10,000,379
  Participant transfers from other
    funding options ................     84,703,098     245,968,964       3,015,558      12,523,115       4,264,678       8,983,147
  Administrative charges ...........         (3,263)         (3,328)         (6,822)         (4,457)        (16,255)        (12,809)
  Contract surrenders ..............       (428,665)       (262,879)       (762,086)       (485,410)     (1,303,142)       (837,531)
  Participant transfers to other
    funding options ................    (86,411,191)   (247,516,591)     (3,520,426)     (7,286,336)     (6,112,953)     (4,274,517)
  Other payments to participants ...        (58,271)       (108,742)       (154,812)       (424,023)       (246,950)       (440,297)
                                      -------------   -------------   -------------   -------------   -------------   -------------

    Net increase (decrease)
      in net assets
      resulting from unit
      transactions .................     (2,085,789)       (733,627)        (59,658)     12,660,995        (930,887)     13,418,372
                                      -------------   -------------   -------------   -------------   -------------   -------------

      Net increase (decrease)
        in net assets ..............     (3,877,953)     (3,373,549)     (6,626,038)     10,769,170     (12,072,818)      8,042,727

NET ASSETS:
    Beginning of year ..............      9,205,068      12,578,617      23,647,664      12,878,494      40,802,468      32,759,741
                                      -------------   -------------   -------------   -------------   -------------   -------------
    End of year ....................  $   5,327,115   $   9,205,068   $  17,021,626   $  23,647,664   $  28,729,650   $  40,802,468
                                      =============   =============   =============   =============   =============   =============

                       See Notes to Financial Statements

                                      -52-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

  SMITH BARNEY MID CAP CORE       SMITH BARNEY MONEY MARKET       TRAVELERS MANAGED INCOME          VAN KAMPEN ENTERPRISE
         PORTFOLIO                        PORTFOLIO                      PORTFOLIO                         PORTFOLIO
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     2002            2001            2002            2001            2002            2001            2002            2001
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

$    (267,231)  $    (255,455)  $    (164,346)  $     747,711   $   1,706,341   $     222,964   $     (40,431)  $    (100,276)
     (623,370)       (226,050)             --              --          97,924          49,503      (1,296,437)        844,982

   (3,501,173)     (1,312,955)             --              --      (1,609,416)        (75,202)       (582,719)     (2,629,449)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

   (4,391,774)     (1,794,460)       (164,346)        747,711         194,849         197,265      (1,919,587)     (1,884,743)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

    1,292,246       5,060,222      11,488,188      43,969,020         794,076       4,520,097         141,437         646,056

    3,920,255       6,014,114     242,218,474     478,550,442       8,073,621       7,637,694         454,579         988,900
       (8,496)         (5,862)        (15,887)         (5,378)         (5,780)         (2,271)         (2,657)         (2,406)
     (833,907)       (774,699)    (20,951,875)     (1,387,121)       (589,445)       (524,538)       (201,420)       (123,197)

   (3,050,554)     (1,727,331)   (237,314,448)   (485,418,905)     (3,517,985)     (2,290,375)       (896,449)     (1,398,075)
     (189,850)        (66,005)        (85,094)       (224,907)       (213,678)        (79,505)        (21,056)        (68,020)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

    1,129,694       8,500,439      (4,660,642)     35,483,151       4,540,809       9,261,102        (525,566)         43,258
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

   (3,262,080)      6,705,979      (4,824,988)     36,230,862       4,735,658       9,458,367      (2,445,153)     (1,841,485)

   19,805,600      13,099,621      64,113,412      27,882,550      13,466,281       4,007,914       6,410,612       8,252,097
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$  16,543,520   $  19,805,600   $  59,288,424   $  64,113,412   $  18,201,939   $  13,466,281   $   3,965,459   $   6,410,612
=============   =============   =============   =============   =============   =============   =============   =============

                       See Notes to Financial Statements

                                      -53-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                 COMSTOCK PORTFOLIO -     EMERGING GROWTH PORTFOLIO -      ENTERPRISE PORTFOLIO -
                                                   CLASS II SHARES               CLASS I SHARES                CLASS II SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002            2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

OPERATIONS:
  Net investment income (loss) ............ $    (19,413)  $     (4,308)  $   (288,651)  $   (486,345)  $     (3,486)  $       (121)
  Realized gain (loss) ....................      (83,814)       (13,355)    (4,352,248)    (3,719,731)        (7,582)             2
  Change in unrealized gain (loss)
    on investments ........................     (329,776)       (18,102)    (5,554,008)   (10,306,735)       (74,505)         1,103
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations ...........     (433,003)       (35,765)   (10,194,907)   (14,512,811)       (85,573)           984
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........      741,506        236,617        737,148      5,196,579        182,162          5,425
  Participant transfers from other
    funding options .......................    1,096,753        860,925      1,613,125     11,122,539        188,538         34,267
  Administrative charges ..................         (727)          (199)       (13,227)       (13,562)           (38)            (2)
  Contract surrenders .....................      (90,502)       (25,742)    (1,089,850)    (1,039,612)       (12,077)          (351)
  Participant transfers to other
    funding options .......................     (381,154)       (99,741)    (4,072,969)   (10,457,108)       (28,456)          (149)
  Other payments to participants ..........           --             --       (155,430)      (534,526)            --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....    1,365,876        971,860     (2,981,203)     4,274,310        330,129         39,190
                                            ------------   ------------   ------------   ------------   ------------   ------------

      Net increase (decrease) in net assets      932,873        936,095    (13,176,110)   (10,238,501)       244,556         40,174

NET ASSETS:
    Beginning of year .....................      936,095             --     31,551,155     41,789,656         40,174             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year ........................... $  1,868,968   $    936,095   $ 18,375,045   $ 31,551,155   $    284,730   $     40,174
                                            ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                                      -54-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

 SMITH BARNEY SMALL CAP GROWTH   CONTRAFUND(R) PORTFOLIO -     CONTRAFUND(R) PORTFOLIO -    DYNAMIC CAPITAL APPRECIATION
    OPPORTUNITIES PORTFOLIO            SERVICE CLASS                 SERVICE CLASS 2        PORTFOLIO - SERVICE CLASS 2
 -----------------------------  ---------------------------   ---------------------------   ----------------------------
       2002           2001           2002           2001           2002           2001           2002           2001
  ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  $    (14,589)  $     (1,191)  $   (115,317)  $   (132,997)  $    (29,558)  $    (20,759)  $       (792)  $        (96)
      (123,733)          (873)      (638,495)      (322,707)       (48,424)       (31,715)           (76)        (2,020)

      (213,371)        30,475       (894,947)    (2,037,745)      (377,303)      (179,190)        (7,455)           982
  ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      (351,693)        28,411     (1,648,759)    (2,493,449)      (455,285)      (231,664)        (8,323)        (1,134)
  ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

       437,720         27,287        413,299      1,524,194        491,504      1,183,144         43,254         14,171

     4,895,505        493,435      2,038,586      2,326,570        804,884      1,604,505         29,102          8,705
          (295)           (35)        (7,057)        (5,637)        (2,189)        (1,145)           (63)            (2)
       (25,072)        (3,979)      (700,498)      (474,351)       (92,801)       (32,066)           (47)            --

    (4,306,678)      (150,590)    (1,908,167)    (2,475,292)      (352,161)      (579,795)            --             --
       (10,854)            --       (108,169)      (200,509)        (9,352)       (23,338)            --             --
  ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

       990,326        366,118       (272,006)       694,975        839,885      2,151,305         72,246         22,874
  ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

       638,633        394,529     (1,920,765)    (1,798,474)       384,600      1,919,641         63,923         21,740

       394,529             --     15,522,721     17,321,195      3,596,047      1,676,406         21,740             --
  ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  $  1,033,162   $    394,529   $ 13,601,956   $ 15,522,721   $  3,980,647   $  3,596,047   $     85,663   $     21,740
  ============   ============   ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                                      -55-

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                MID CAP PORTFOLIO - SERVICE
                                                          CLASS 2                            COMBINED
                                             ---------------------------------   ---------------------------------
                                                  2002              2001              2002              2001
                                             ---------------   ---------------   ---------------   ---------------

OPERATIONS:
  Net investment income (loss) ............  $        (9,958)  $          (831)  $     1,345,601   $   (12,953,618)
  Realized gain (loss) ....................          (20,034)               --       (62,298,468)        4,822,838
  Change in unrealized gain (loss)
    on investments ........................          (55,512)            8,801      (287,074,067)     (181,696,448)
                                             ---------------   ---------------   ---------------   ---------------

    Net increase (decrease) in net assets
      resulting from operations ...........          (85,504)            7,970      (348,026,934)     (189,827,228)
                                             ---------------   ---------------   ---------------   ---------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........          491,220           159,440       215,407,403       413,364,024
  Participant transfers from other
    funding options .......................        1,605,330            30,548       707,292,387     1,265,046,660
  Administrative charges ..................             (477)               (1)         (527,381)         (344,843)
  Contract surrenders .....................          (76,679)           (1,919)      (73,818,232)      (40,607,870)
  Participant transfers to other
    funding options .......................         (231,595)               --      (629,262,372)   (1,138,567,544)
  Other payments to participants ..........           (5,897)               --       (15,462,731)      (12,878,674)
                                             ---------------   ---------------   ---------------   ---------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....        1,781,902           188,068       203,629,074       486,011,753
                                             ---------------   ---------------   ---------------   ---------------

      Net increase (decrease) in net assets        1,696,398           196,038      (144,397,860)      296,184,525

NET ASSETS:
    Beginning of year .....................          196,038                --     1,462,464,316     1,166,279,791
                                             ---------------   ---------------   ---------------   ---------------
    End of year ...........................  $     1,892,436   $       196,038   $ 1,318,066,456   $ 1,462,464,316
                                             ===============   ===============   ===============   ===============

                       See Notes to Financial Statements

                                      -56-

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The  Travelers  Fund BD IV for Variable  Annuities  ("Fund BD IV") is a separate account of The Travelers Life and Annuity  Company ("The  Company"),  which is a wholly owned subsidiary of The Travelers  Insurance Company,  an indirect wholly owned  subsidiary  of  Citigroup  Inc.,  and is  available  for funding  certain variable annuity contracts issued by The Company. Fund BD IV is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund
BD IV includes the Travelers Index Annuity , Travelers  Vintage XTRA,  Travelers
Protected Equity Portfolio and Portfolio Architect XTRA Annuity products.

Participant  purchase payments applied to Fund BD IV are invested in one or more sub-accounts  in accordance with the selection made by the contract owner. As of
December 31, 2002, the investments comprising Fund BD IV were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Delaware business trust
         AIM V.I. Premier Equity Fund - Series I (Formerly AIM V.I. Value Fund)
     Alliance Variable Product Series Fund, Inc., Maryland business trust
         Growth & Income Portfolio - Class B
         Premier Growth Portfolio - Class B
     American Funds Insurance Series (Formerly American Variable Insurance
       Trust), Massachusetts business trust
         Global Growth Fund - Class 2
         Growth Fund - Class 2
         Growth-Income Fund - Class 2
     Credit Suisse Trust (Formerly Credit Suisse Warburg Pincus Trust),
       Massachusetts business trust
         Credit Suisse Emerging Markets Portfolio (Formerly Credit Suisse Trust
           Emerging Markets Portfolio)
     Delaware VIP Trust (Formerly Delaware Group Premium Fund), Maryland
       business trust
         VIP REIT Series - Standard Class (Formerly REIT Series)
     Deutsche Asset Management VIT Funds, Massachusetts business trust
         EAFE(R) Equity Index Fund
         Small Cap Index Fund
     Dreyfus Variable Investment Fund, Maryland business trust
         Appreciation Portfolio - Initial Shares
         Small Cap Portfolio - Initial Shares
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Small Cap Fund - Class 2
         Mutual Shares Securities Fund - Class 2
         Templeton Foreign Securities Fund - Class 2 (Formerly Templeton
           International Securities Fund - Class 2)
         Templeton Growth Securities Fund - Class 2
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio
         Equity Index Portfolio - Class I Shares
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
         Emerging Growth Fund - Class I
         Growth & Income Fund - Class I
     Janus Aspen Series, Delaware business trust
         Aggressive Growth Portfolio - Service Shares
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Total Return Portfolio - Administrative Class (Formerly PIMCO Total
           Return Bond Portfolio)

                                      -57-

                   NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Putnam Variable Trust, Massachusetts business trust
         Putnam VT International Growth Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
         Putnam VT Voyager II Fund - Class IB Shares
     Salomon Brothers Variable Series Fund Inc., Maryland business trust,
       Affiliate of The Company
         Capital Fund - Class I (Formerly Capital Fund)
         Investors Fund - Class I (Formerly Investors Fund)
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I (Formerly Small Cap Growth Fund)
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         Smith Barney Large Cap Core Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
     Smith Barney Multiple Discipline Trust, Massachusetts business trust,
       Affiliate of The Company
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Balanced All Cap Growth and Value
         Multiple Discipline Portfolio - Global All Cap Growth and Value
         Multiple Discipline Portfolio - Large Cap Growth and Value
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio (Formerly Convertible Bond
           Portfolio)
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         MFS Research Portfolio
         Travelers Quality Bond Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         Alliance Growth Portfolio
         MFS Total Return Portfolio
         Putnam Diversified Income Portfolio
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Travelers Managed Income Portfolio
         Van Kampen Enterprise Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares (Formerly Emerging Growth
           Portfolio)
         Enterprise Portfolio - Class II Shares

                                      -58-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
       Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class
         Contrafund(R) Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

Effective  October 26,  2001,  the assets of  Strategic  Stock  Portfolio of The
Travelers  Series Trust were combined into  Investors  Fund of Salomon  Brothers
Variable Series Fund Inc. At the effective date Fund BD IV held 68,044 shares of
Strategic  Stock  Portfolio  having  a  market  value of  $609,148,  which  were exchanged for 49,848 shares of Investors Fund equal in value.

Effective  October 26, 2001, the assets of Disciplined Small Cap Stock Portfolio of The Travelers Series Trust were liquidated. At the effective date, Fund BD IV held 117,053 shares of  Disciplined  Small Cap Stock  Portfolio  having a market value of $1,027,707,  which were used to purchase  84,204 shares of Money Market
Portfolio  and 943,502  shares of Smith  Barney  Money  Market  Portfolio of the
Travelers Series Fund Inc., equal in value.

The  following  is a summary of  significant  accounting  policies  consistently followed by Fund BD IV in the preparation of its financial statements.

SECURITY  VALUATION.  Investments  are valued  daily at the net asset values per share of the underlying funds.

SECURITY  TRANSACTIONS.  Security  transactions  are  accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL  INCOME  TAXES.  The  operations  of Fund BD IV form a part of the total operations of The Company and are not taxed separately.  The Company is taxed as a life  insurance  company  under the Internal  Revenue Code of 1986, as amended
(the "Code"). Under existing federal income tax law, no taxes are payable on the investment  income  of  Fund  BD IV.  Fund BD IV is not  taxed  as a  "regulated investment company" under Subchapter M of the Code.

FINANCIAL  HIGHLIGHTS.  In 2001,  Fund BD IV adopted  the  financial  highlights disclosure recommended by the American Institute of Certified Public Accountants
Audit Guide for Investment Companies ("AICPA Guide"). The AICPA Guide allows for the prospective application of this disclosure,  which will ultimately display a five year period. It is comprised of the units,  unit values,  investment income ratio,  expense  ratios  and total  returns  for each  sub-account.  Since  each sub-account offers multiple contract charges, certain information is provided in the form of a range.  The range  information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER.  The  preparation of financial  statements in conformity  with accounting
principles   generally  accepted  in  the  United  States  of  America  requires management to make estimates and assumptions that affect the reported amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  period.  Actual  results could differ from those estimates.

2.  INVESTMENTS

The aggregate  costs of purchases and proceeds from  sales of  investments  were
$815,451,103  and  $606,966,074  respectively, for the  year ended  December 31,
2002. Realized gains and losses from investment  transactions are reported on an average cost basis. The cost of investments in eligible funds was $1,824,415,967 at December 31, 2002.  Gross  unrealized  appreciation  for all  investments  at
December  31,  2002  was  $796,011.   Gross  unrealized   depreciation  for  all
investments at December 31, 2002 was $506,871,637.

                                      -59-

                          NOTES TO FINANCIAL STATEMENTS

3.  CONTRACT CHARGES

Insurance  charges are paid for the  mortality  and expense risks assumed by The
Company.  Each  business  day, The Company  deducts a mortality and expense risk charge which is reflected in the  calculation of  accumulation  and annuity unit values.  This charge equals, on an annual basis,  1.25% and 1.45% of the amounts held in each funding  option for the Standard  Death Benefit and Enhanced  Death
Benefit, respectively.

For contract holders who elect the Enhanced Stepped-Up Provision (E.S.P.), there is an additional  charge,  on an annual  basis,  of 0.20% of the amounts held in each  funding  option.  This  charge  is also  deducted  each  business  day and reflected in the calculation of accumulation unit values.

Administrative  fees  are  paid for  administrative  expenses.  This fee is also deducted each business day and reflected in the calculation of accumulation  and annuity unit values. This charge equals, on an annual basis, 0.15% of the amount held in each funding option.

For the Travelers Index Annuity and Travelers  Protected Equity contracts in the accumulation phase with a contract value less than $50,000,  an annual charge of
$30 (prorated for partial periods) is deducted from participant account balances and  paid to The  Company  to cover  contract  administrative  charges.  For the
Travelers  Vintage XTRA and Portfolio  Architect  XTRA Annuity  contracts in the accumulation phase with a contract value less than $100,000, an annual charge of
$40 (prorated for partial periods) is deducted from participant account balances and paid to The Company to cover contract administrative charges.

Participants  in the Equity  Index  Portfolio  of the  Travelers  Index  Annuity
product may elect,  at the time of  purchase,  to obtain a Principal  Protection
Feature.  Under this feature,  The Company will  guarantee that the value of the contract  after eight  years will be at least equal to 115%,  100% or 90% of the purchase payment.  The annual fee, which depends on the level of protection that is chosen  as well as market  conditions,  is  equivalent  to an amount of up to
2.00%  of the  participant's  contract  value.  Additionally,  participants  who withdraw  from this  feature  before the end of the eighth  contact year will be subject  to a  withdrawal  fee  of up to 4% of  the  original  purchase  payment withdrawn.

No sales charge is deducted  from  participant  purchase  payments when they are received.  However,  for the  Travelers  Index  Annuity  products,  The  Company generally  assesses  a  contingent  deferred  sales  charge  of  up  to  6% if a participant's  purchase payment is surrendered within eight years of its payment date.  For the  Travelers  Vintage  XTRA and  Portfolio  Architect  XTRA Annuity
products,  The Company generally assesses a contingent  deferred sales charge of up to 8% if a participant's purchase payment is surrendered within nine years of its payment date. Contract surrender payments include $3,610,529 and $803,851 of contingent deferred sales charges for the years ended December 31, 2002 and 2001 respectively.

                                      -60-

                    NOTES TO FINANCIAL STATEMENTS--continued

4. NET CONTRACT OWNERS' EQUITY

                                                                         DECEMBER 31, 2002
                                            -----------------------------------------------------------------------------
                                              ACCUMULATION     ANNUITY         UNIT         ACCUMULATION       ANNUITY
                                                 UNITS          UNITS          VALUE         NET ASSETS       NET ASSETS
                                            --------------   -----------     ----------     ------------     ------------

Capital Appreciation Fund
  Standard Death Benefit ..................    10,337,046          --        $  0.400         $4,131,430       $      --
  Standard Death Benefit E.S.P. 20 ........        73,462          --           0.398             29,256              --
  Enhanced Death Benefit ..................     4,241,626          --           0.398          1,686,235              --
  Enhanced Death Benefit E.S.P. 20 ........       407,014          --           0.396            161,233

Money Market Portfolio
  Standard Death Benefit ..................    10,222,059          --           1.157         11,831,975              --
  Standard Death Benefit E.S.P. 20 ........       489,209          --           1.153            564,250              --
  Enhanced Death Benefit ..................     3,881,409          --           1.145          4,446,192              --
  Enhanced Death Benefit E.S.P. 20 ........       659,403          --           1.141            752,688              --

AIM Variable Insurance Funds
  AIM V.I. Premier Equity Fund--Series I
    Standard Death Benefit ................     1,958,680          --           0.609          1,192,033              --
    Standard Death Benefit E.S.P. 20 ......        66,257          --           0.607             40,189              --
    Enhanced Death Benefit ................       647,408          --           0.607            392,693              --
    Enhanced Death Benefit E.S.P. 20 ......       550,900          --           0.605            333,037              --

Alliance Variable Product Series Fund, Inc.
  Growth & Income Portfolio--Class B
    Standard Death Benefit ................       288,171          --           0.788            227,065              --
    Standard Death Benefit E.S.P. 20 ......            --          --           0.787                 --              --
    Enhanced Death Benefit ................       210,350          --           0.787            165,525              --
    Enhanced Death Benefit E.S.P. 20 ......       193,818          --           0.786            152,312              --
  Premier Growth Portfolio--Class B
    Standard Death Benefit ................    22,920,668          --           0.514         11,776,474              --
    Standard Death Benefit E.S.P. 20 ......       553,711          --           0.512            283,479              --
    Enhanced Death Benefit ................    23,790,186          --           0.511         12,146,027              --
    Enhanced Death Benefit E.S.P. 20 ......     2,761,613          --           0.509          1,404,970              --

American Funds Insurance Series
  Global Growth Fund--Class 2
    Standard Death Benefit ................    10,006,380          --           0.741          7,415,885              --
    Standard Death Benefit E.S.P. 20 ......       225,675          --           0.738            166,659              --
    Enhanced Death Benefit ................    18,146,401          --           0.736         13,363,857              --
    Enhanced Death Benefit E.S.P. 20 ......     8,371,123          --           0.734          6,143,020              --
  Growth Fund--Class 2
    Standard Death Benefit ................    29,254,703          --           0.733         21,447,288              --
    Standard Death Benefit E.S.P. 20 ......       665,208          --           0.731            485,954              --
    Enhanced Death Benefit ................    37,722,692          --           0.728         27,480,857              --
    Enhanced Death Benefit E.S.P. 20 ......    10,871,684          --           0.726          7,891,981              --
  Growth-Income Fund--Class 2
    Standard Death Benefit ................    19,762,828          --           0.894         17,667,059              --
    Standard Death Benefit E.S.P. 20 ......       637,610          --           0.891            567,972              --
    Enhanced Death Benefit ................    29,371,372          --           0.888         26,091,293              --
    Enhanced Death Benefit E.S.P. 20 ......    13,136,644          --           0.885         11,628,242              --

                                      -61-

                    NOTES TO FINANCIAL STATEMENTS--continued

4. NET CONTRACT OWNERS' EQUITY (continued)

                                                                         DECEMBER 31, 2002
                                            -----------------------------------------------------------------------------
                                              ACCUMULATION     ANNUITY         UNIT         ACCUMULATION       ANNUITY
                                                 UNITS          UNITS          VALUE         NET ASSETS       NET ASSETS
                                            --------------   -----------     ----------     ------------     ------------

Credit Suisse Trust
  Credit Suisse Emerging Markets Portfolio
    Standard Death Benefit                        447,939          --        $  0.581         $  260,426              --
    Standard Death Benefit E.S.P. 20                5,070          --           0.579              2,937              --
    Enhanced Death Benefit                        191,348          --           0.578            110,655              --
    Enhanced Death Benefit E.S.P. 20               36,564          --           0.576             21,070              --

Delaware VIP Trust
  VIP REIT Series--Standard Class
    Standard Death Benefit                      1,710,144          --           1.297          2,217,712              --
    Standard Death Benefit E.S.P. 20               39,432          --           1.292             50,954              --
    Enhanced Death Benefit                        468,581          --           1.290            604,430              --
    Enhanced Death Benefit E.S.P. 20              145,664          --           1.285            187,230              --

Deutsche Asset Management VIT Funds
  EAFE(R) Equity Index Fund
    Standard Death Benefit                      1,659,020          --           0.692          1,148,730              --
    Enhanced Death Benefit                      1,010,371          --           0.685            692,362              --
  Small Cap Index Fund
    Standard Death Benefit                      2,867,025          --           0.807          2,313,070              --
    Enhanced Death Benefit                      3,433,292          --           0.798          2,741,019              --

Dreyfus Variable Investment Fund
  Appreciation Portfolio--Initial Shares
    Standard Death Benefit                      1,209,492          --           0.717            867,512              --
    Standard Death Benefit E.S.P. 20               27,763          --           0.715             19,842              --
    Enhanced Death Benefit                        406,091          --           0.713            289,722              --
    Enhanced Death Benefit E.S.P. 20              209,810          --           0.711            149,156              --
  Small Cap Portfolio--Initial Shares
    Standard Death Benefit                      3,571,506          --           0.762          2,720,404              --
    Standard Death Benefit E.S.P. 20               21,685          --           0.759             16,459              --
    Enhanced Death Benefit                      1,416,832          --           0.758          1,073,430              --
    Enhanced Death Benefit E.S.P. 20              179,886          --           0.755            135,807              --

Franklin Templeton Variable Insurance
 Products Trust
  Franklin Small Cap Fund--Class 2
    Standard Death Benefit                      4,835,041          --           0.567          2,742,191              --
    Standard Death Benefit E.S.P. 20               63,013          --           0.565             35,611              --
    Enhanced Death Benefit                      7,343,903          --           0.564          4,139,073              --
    Enhanced Death Benefit E.S.P. 20              279,521          --           0.562            156,983              --
  Mutual Shares Securities Fund--Class 2
    Standard Death Benefit                        633,273          --           0.845            534,957              --
    Standard Death Benefit E.S.P. 20               63,760          --           0.844             53,789              --
    Enhanced Death Benefit                        528,176          --           0.844            445,581              --
    Enhanced Death Benefit E.S.P. 20               10,755          --           0.842              9,061              --

                                      -62-

                    NOTES TO FINANCIAL STATEMENTS--continued

4. NET CONTRACT OWNERS' EQUITY (continued)

                                                                         DECEMBER 31, 2002
                                            -----------------------------------------------------------------------------
                                              ACCUMULATION     ANNUITY         UNIT         ACCUMULATION       ANNUITY
                                                 UNITS          UNITS          VALUE         NET ASSETS       NET ASSETS
                                            --------------   -----------     ----------     ------------     ------------

Franklin Templeton Variable
 Insurance Products Trust (continued)
  Templeton Foreign Securities Fund--Class 2
    Standard Death Benefit ................     5,959,767          --        $  0.710         $4,232,802              --
    Standard Death Benefit E.S.P. 20 ......       363,371          --           0.708            257,165              --
    Enhanced Death Benefit ................     6,448,965          --           0.706          4,551,455              --
    Enhanced Death Benefit E.S.P. 20 ......       848,307          --           0.703            596,583              --
  Templeton Growth Securities Fund--Class 2
    Standard Death Benefit ................       180,014          --           0.792            142,511              --
    Standard Death Benefit E.S.P. 20 ......            --          --           0.791                 --              --
    Enhanced Death Benefit ................        31,749          --           0.791             25,101              --
    Enhanced Death Benefit E.S.P. 20 ......        14,815          --           0.790             11,697              --

Greenwich Street Series Fund
  Appreciation Portfolio
    Standard Death Benefit ................     9,050,877          --           0.789          7,143,905              --
    Standard Death Benefit E.S.P. 20 ......        81,730          --           0.787             64,282              --
    Enhanced Death Benefit ................     8,688,026          --           0.784          6,814,360              --
    Enhanced Death Benefit E.S.P. 20 ......     3,047,877          --           0.782          2,382,121              --
  Diversified Strategic Income Portfolio
    Standard Death Benefit ................     6,437,646          --           1.065          6,856,935              --
    Standard Death Benefit E.S.P. 20 ......        71,933          --           1.061             76,348              --
    Enhanced Death Benefit ................     6,504,597          --           1.058          6,884,887              --
    Enhanced Death Benefit E.S.P. 20 ......       839,370          --           1.055            885,294              --
  Equity Index Portfolio--Class I Shares
    Standard Death Benefit ................    21,506,507          --           0.942         20,263,788              --
      0.8000% Principle Protection Fee ....       208,024          --           0.903            187,863              --
      0.8500% Principle Protection Fee ....       412,331          --           0.755            311,331              --
      0.9500% Principle Protection Fee ....    14,211,749          --           0.898         12,759,787              --
      1.0000% Principle Protection Fee ....     2,873,499          --           0.814          2,339,899              --
      1.1000% Principle Protection Fee ....     5,184,623          --           0.889          4,608,252              --
      1.1500% Principle Protection Fee ....     1,916,518          --           0.597          1,143,282              --
      1.3500% Principle Protection Fee ....    19,565,931          --           0.880         17,220,538              --
      1.4500% Principle Protection Fee ....    13,249,273          --           0.734          9,719,520              --
      1.5000% Principle Protection Fee ....   158,249,182          --           0.870        137,706,656              --
      1.6500% Principle Protection Fee ....   160,070,945          --           0.685        109,604,900              --
      1.8000% Principle Protection Fee ....   100,751,284          --           0.625         62,989,914              --
      1.9000% Principle Protection Fee ....       105,001          --           0.856             89,919              --
      2.0000% Principle Protection Fee ....       922,291          --           0.791            729,969              --
    Enhanced Death Benefit ................    10,720,659          --           0.932          9,994,545              --
      0.8000% Principle Protection Fee ....            --          --           0.894                 --              --
      0.8500% Principle Protection Fee ....            --          --           0.748                 --              --
      0.9500% Principle Protection Fee ....        28,719          --           0.889             25,530              --
      1.0000% Principle Protection Fee ....       673,234          --           0.807            543,479              --
      1.1000% Principle Protection Fee ....     2,195,848          --           0.879          1,931,131              --
      1.1500% Principle Protection Fee ....       152,904          --           0.594             90,772              --
      1.3500% Principle Protection Fee ....     5,199,788          --           0.871          4,531,218              --
      1.4500% Principle Protection Fee ....     4,573,827          --           0.727          3,324,769              --
      1.5000% Principle Protection Fee ....    57,585,131          --           0.861         49,580,208              --
      1.6500% Principle Protection Fee ....    63,531,295          --           0.682         43,359,411              --
      1.8000% Principle Protection Fee ....    36,925,035          --           0.621         22,933,663              --
      1.9000% Principle Protection Fee ....       141,617          --           0.848            120,076              --
      2.0000% Principle Protection Fee ....       157,435          --           0.784            123,388              --

                                      -63-

                    NOTES TO FINANCIAL STATEMENTS--continued

4. NET CONTRACT OWNERS' EQUITY (continued)

                                                                         DECEMBER 31, 2002
                                            -----------------------------------------------------------------------------
                                              ACCUMULATION     ANNUITY         UNIT         ACCUMULATION       ANNUITY
                                                 UNITS          UNITS          VALUE         NET ASSETS       NET ASSETS
                                            --------------   -----------     ----------     ------------     ------------

Greenwich Street Series Fund (continued)
  Equity Index Portfolio--Class II Shares
    Standard Death Benefit ................    17,735,675          --        $  0.629        $11,155,539              --
    Standard Death Benefit E.S.P. 20 ......        50,016          --           0.627             31,348              --
    Enhanced Death Benefit ................     9,715,715          --           0.625          6,072,940              --
    Enhanced Death Benefit E.S.P. 20 ......     1,645,211          --           0.623          1,024,723              --
  Fundamental Value Portfolio
    Standard Death Benefit ................    12,486,442          --           0.903         11,271,448              --
    Standard Death Benefit E.S.P. 20 ......       537,929          --           0.899            483,865              --
    Enhanced Death Benefit ................    15,584,731          --           0.897         13,981,528              --
    Enhanced Death Benefit E.S.P. 20 ......     7,710,583          --           0.894          6,892,990              --
  Emerging Growth Fund--Class I
    Standard Death Benefit ................        74,555          --           0.758             56,484              --
    Standard Death Benefit E.S.P. 20 ......            --          --           0.757                 --              --
    Enhanced Death Benefit ................        15,996          --           0.757             12,102              --
    Enhanced Death Benefit E.S.P. 20 ......            --          --           0.756                 --              --
  Growth & Income Fund--Class I
    Standard Death Benefit ................        26,471          --           0.800             21,180              --
    Standard Death Benefit E.S.P. 20 ......            --          --           0.799                 --              --
    Enhanced Death Benefit ................        10,171          --           0.799              8,126              --
    Enhanced Death Benefit E.S.P. 20 ......         9,207          --           0.798              7,347              --

Janus Aspen Series
  Aggressive Growth Portfolio--
   Service Shares
    Standard Death Benefit ................     7,331,562          --           0.284          2,085,622              --
    Standard Death Benefit E.S.P. 20 ......         5,450          --           0.283              1,545              --
    Enhanced Death Benefit ................     7,940,507          --           0.283          2,246,748              --
    Enhanced Death Benefit E.S.P. 20 ......       768,123          --           0.282            216,576              --
  Balanced Portfolio--Service Shares
    Standard Death Benefit ................     5,125,827          --           0.839          4,299,195              --
    Standard Death Benefit E.S.P. 20 ......        82,622          --           0.836             69,053              --
    Enhanced Death Benefit ................     1,003,351          --           0.834            837,066              --
    Enhanced Death Benefit E.S.P. 20 ......       447,203          --           0.831            371,772              --

  Global Life Sciences Portfolio--
   Service Shares
    Standard Death Benefit ................     1,671,734          --           0.647          1,081,487              --
    Standard Death Benefit E.S.P. 20 ......        25,111          --           0.645             16,187              --
    Enhanced Death Benefit ................       667,607          --           0.643            429,598              --
    Enhanced Death Benefit E.S.P. 20 ......        84,104          --           0.641             53,928              --
  Global Technology Portfolio--
   Service Shares
    Standard Death Benefit ................     3,998,130          --           0.242            966,465              --
    Standard Death Benefit E.S.P. 20 ......        33,528          --           0.241              8,076              --
    Enhanced Death Benefit ................       712,511          --           0.240            171,312              --
    Enhanced Death Benefit E.S.P. 20 ......       131,205          --           0.240             31,434              --

                                      -64-

                    NOTES TO FINANCIAL STATEMENTS--continued

4. NET CONTRACT OWNERS' EQUITY (continued)

                                                                         DECEMBER 31, 2002
                                            -----------------------------------------------------------------------------
                                              ACCUMULATION     ANNUITY         UNIT         ACCUMULATION       ANNUITY
                                                 UNITS          UNITS          VALUE         NET ASSETS       NET ASSETS
                                            --------------   -----------     ----------     ------------     ------------

Janus Aspen Series (continued)
  Worldwide Growth Portfolio--Service Shares
    Standard Death Benefit ................     6,179,894          --        $  0.446        $ 2,756,642              --
    Standard Death Benefit E.S.P. 20 ......        51,596          --           0.444             22,933              --
    Enhanced Death Benefit ................     1,331,685          --           0.444            590,853              --
    Enhanced Death Benefit E.S.P. 20 ......       267,863          --           0.442            118,428              --

PIMCO Variable Insurance Trust
  Total Return Portfolio--Administrative
   Class
    Standard Death Benefit ................    17,039,505          --           1.132         19,296,227              --
    Standard Death Benefit E.S.P. 20 ......       428,795          --           1.129            483,968              --
    Enhanced Death Benefit ................    18,004,391          --           1.129         20,321,043              --
    Enhanced Death Benefit E.S.P. 20 ......     7,601,485          --           1.125          8,550,936              --

Putnam Variable Trust
  Putnam VT International Growth Fund--
   Class IB Shares
    Standard Death Benefit ................     3,188,678          --           0.696          2,219,001              --
    Standard Death Benefit E.S.P. 20 ......        12,408          --           0.694              8,606              --
    Enhanced Death Benefit ................     1,800,769          --           0.694          1,249,001              --
    Enhanced Death Benefit E.S.P. 20 ......       322,648          --           0.691            223,037              --
  Putnam VT Small Cap Value Fund--
   Class IB Shares
    Standard Death Benefit ................     3,088,400          --           0.877          2,709,214              --
    Standard Death Benefit E.S.P. 20 ......        99,145          --           0.874             86,680              --
    Enhanced Death Benefit ................     2,220,650          --           0.874          1,941,471              --
    Enhanced Death Benefit E.S.P. 20 ......       653,194          --           0.871            569,179              --
  Putnam VT Voyager II Fund--Class IB Shares
    Standard Death Benefit ................       193,101          --           0.560            108,047              --
    Standard Death Benefit E.S.P. 20 ......        35,744          --           0.558             19,933              --
    Enhanced Death Benefit ................       197,674          --           0.558            110,235              --
    Enhanced Death Benefit E.S.P. 20 ......        29,622          --           0.556             16,464              --

Salomon Brothers Variable Series Fund Inc.
  Capital Fund--Class I
    Standard Death Benefit ................     9,606,077          --           0.894          8,585,773              --
    Standard Death Benefit E.S.P. 20 ......       338,073          --           0.891            301,090              --
    Enhanced Death Benefit ................    10,775,602          --           0.888          9,571,003              --
    Enhanced Death Benefit E.S.P. 20 ......     2,730,228          --           0.885          2,416,467              --
  Investors Fund--Class I
    Standard Death Benefit ................     7,795,316          --           0.826          6,441,235              --
    Standard Death Benefit E.S.P. 20 ......       166,026          --           0.823            136,698              --
    Enhanced Death Benefit ................     4,799,603          --           0.821          3,941,398              --
    Enhanced Death Benefit E.S.P. 20 ......     1,169,456          --           0.818            956,959              --
  Large Cap Growth Fund--Class I
    Standard Death Benefit ................        40,847          --           0.800             32,695              --
    Standard Death Benefit E.S.P. 20 ......            --          --           0.799                 --              --
    Enhanced Death Benefit ................        35,399          --           0.799             28,296              --
    Enhanced Death Benefit E.S.P. 20 ......            --          --           0.798                 --              --
  Small Cap Growth Fund--Class I
    Standard Death Benefit ................     2,106,334          --           0.823          1,732,770              --
    Standard Death Benefit E.S.P. 20 ......        28,961          --           0.820             23,740              --
    Enhanced Death Benefit ................     2,406,334          --           0.817          1,967,078              --
    Enhanced Death Benefit E.S.P. 20 ......       485,599          --           0.815            395,553              --

                                      -65-

                    NOTES TO FINANCIAL STATEMENTS--continued

4. NET CONTRACT OWNERS' EQUITY (continued)

                                                                         DECEMBER 31, 2002
                                            -----------------------------------------------------------------------------
                                              ACCUMULATION     ANNUITY         UNIT         ACCUMULATION       ANNUITY
                                                 UNITS          UNITS          VALUE         NET ASSETS       NET ASSETS
                                            --------------   -----------     ----------     ------------     ------------

Smith Barney Investment Series
  Smith Barney Large Cap Core Portfolio
    Standard Death Benefit ................        95,272          --        $  0.652        $    62,138              --
    Standard Death Benefit E.S.P. 20 ......        27,520          --           0.650             17,889              --
    Enhanced Death Benefit ................       229,970          --           0.650            149,487              --
    Enhanced Death Benefit E.S.P. 20 ......       438,194          --           0.648            283,886              --
  Smith Barney Premier Selections All Cap
   Growth Portfolio
    Standard Death Benefit ................       606,029          --           0.646            391,348              --
    Standard Death Benefit E.S.P. 20 ......            --          --           0.644            --                   --
    Enhanced Death Benefit ................     1,136,435          --           0.644            731,419              --
    Enhanced Death Benefit E.S.P. 20 ......       325,735          --           0.641            208,945              --

Smith Barney Multiple Discipline Trust
  Multiple Discipline Portfolio--All Cap
   Growth and Value
    Standard Death Benefit ................       224,978          --           1.061            238,769              --
    Standard Death Benefit E.S.P. 20 ......            --          --           1.061                 --              --
    Enhanced Death Benefit ................       466,163          --           1.061            494,491              --
    Enhanced Death Benefit E.S.P. 20 ......        64,335          --           1.060             68,211              --
  Multiple Discipline Portfolio--Balanced
   All Cap Growth and Value
    Standard Death Benefit ................       195,141          --           1.038            202,630              --
    Standard Death Benefit E.S.P. 20 ......        11,625          --           1.038             12,065              --
    Enhanced Death Benefit ................       371,070          --           1.038            385,120              --
    Enhanced Death Benefit E.S.P. 20 ......        85,778          --           1.037             88,982              --
  Multiple Discipline Portfolio--Global
   All Cap Growth and Value
    Standard Death Benefit ................        31,725          --           1.074             34,081              --
    Standard Death Benefit E.S.P. 20 ......            --          --           1.074                 --              --
    Enhanced Death Benefit ................       216,556          --           1.074            232,521              --
    Enhanced Death Benefit E.S.P. 20 ......        33,025          --           1.073             35,442              --
  Multiple Discipline Portfolio--Large Cap
   Growth and Value
    Standard Death Benefit ................         3,641          --           1.069              3,893              --
    Standard Death Benefit E.S.P. 20 ......            --          --           1.069                 --              --
    Enhanced Death Benefit ................         9,113          --           1.069              9,740              --
    Enhanced Death Benefit E.S.P. 20 ......            --          --           1.068                 --              --

The Travelers Series Trust
  Convertible Securities Portfolio
    Standard Death Benefit ................     2,874,307          --           0.922          2,649,406              --
    Standard Death Benefit E.S.P. 20 ......       123,805          --           0.919            113,716              --
    Enhanced Death Benefit ................       917,113          --           0.917            840,867              --
    Enhanced Death Benefit E.S.P. 20 ......        93,674          --           0.914             85,584              --
  Disciplined Mid Cap Stock Portfolio
    Standard Death Benefit ................     1,446,554          --           0.837          1,211,228              --
    Standard Death Benefit E.S.P. 20 ......        92,994          --           0.834             77,590              --
    Enhanced Death Benefit ................       622,049          --           0.833            518,077              --
    Enhanced Death Benefit E.S.P. 20 ......        66,258          --           0.830             54,989              --
  Equity Income Portfolio
    Standard Death Benefit ................    10,600,886          --           0.885          9,381,983              --
    Standard Death Benefit E.S.P. 20 ......       179,228          --           0.882            158,058              --
    Enhanced Death Benefit ................     5,817,969          --           0.879          5,116,513              --
    Enhanced Death Benefit E.S.P. 20 ......     1,084,598          --           0.876            950,467              --

                                      -66-

                    NOTES TO FINANCIAL STATEMENTS--continued

4. NET CONTRACT OWNERS' EQUITY (continued)

                                                                         DECEMBER 31, 2002
                                            -----------------------------------------------------------------------------
                                              ACCUMULATION     ANNUITY         UNIT         ACCUMULATION       ANNUITY
                                                 UNITS          UNITS          VALUE         NET ASSETS       NET ASSETS
                                            --------------   -----------     ----------     ------------     ------------

The Travelers Series Trust (continued)
  Federated High Yield Portfolio
    Standard Death Benefit ................     1,710,701          --        $  0.962        $ 1,645,031              --
    Standard Death Benefit E.S.P. 20 ......        32,221          --           0.958             30,874              --
    Enhanced Death Benefit ................     1,035,531          --           0.956            990,481              --
    Enhanced Death Benefit E.S.P. 20 ......        77,295          --           0.953             73,671              --
  Federated Stock Portfolio
    Standard Death Benefit ................       703,223          --           0.834            586,680              --
    Standard Death Benefit E.S.P. 20 ......         9,762          --           0.831              8,115              --
    Enhanced Death Benefit ................       148,619          --           0.830            123,329              --
    Enhanced Death Benefit E.S.P. 20 ......        63,999          --           0.827             52,921              --
  Large Cap Portfolio
    Standard Death Benefit ................     6,842,860          --           0.589          4,031,380              --
    Standard Death Benefit E.S.P. 20 ......       177,656          --           0.587            104,291              --
    Enhanced Death Benefit ................     5,323,665          --           0.585          3,116,632              --
    Enhanced Death Benefit E.S.P. 20 ......       677,781          --           0.583            395,392              --
  Lazard International Stock Portfolio
    Standard Death Benefit ................     1,220,371          --           0.589            718,820              --
    Standard Death Benefit E.S.P. 20 ......        25,849          --           0.587             15,172              --
    Enhanced Death Benefit ................       456,329          --           0.586            267,350              --
    Enhanced Death Benefit E.S.P. 20 ......        53,081          --           0.584             30,989              --
  MFS Emerging Growth Portfolio
    Standard Death Benefit ................     9,835,278          --           0.460          4,527,805              --
    Standard Death Benefit E.S.P. 20 ......       116,020          --           0.459             53,224              --
    Enhanced Death Benefit ................     9,263,540          --           0.457          4,237,807              --
    Enhanced Death Benefit E.S.P. 20 ......       824,344          --           0.456            375,778              --
  MFS Mid Cap Growth Portfolio
    Standard Death Benefit ................     3,504,601          --           0.372          1,303,798              --
    Standard Death Benefit E.S.P. 20 ......        34,171          --           0.371             12,667              --
    Enhanced Death Benefit ................     1,768,966          --           0.370            654,575              --
    Enhanced Death Benefit E.S.P. 20 ......       281,572          --           0.369            103,824              --
  MFS Research Portfolio
    Standard Death Benefit ................     4,148,896          --           0.597          2,475,068              --
    Standard Death Benefit E.S.P. 20 ......        18,732          --           0.594             11,135              --
    Enhanced Death Benefit ................     5,820,389          --           0.593          3,450,348              --
    Enhanced Death Benefit E.S.P. 20 ......       698,259          --           0.591            412,467              --
  Travelers Quality Bond Portfolio
    Standard Death Benefit ................     6,049,382          --           1.156          6,995,376              --
    Standard Death Benefit E.S.P. 20 ......        54,866          --           1.152             63,221              --
    Enhanced Death Benefit ................     1,913,512          --           1.150          2,200,968              --
    Enhanced Death Benefit E.S.P. 20 ......       335,800          --           1.146            384,884              --

                                      -67-

                    NOTES TO FINANCIAL STATEMENTS--continued

4. NET CONTRACT OWNERS' EQUITY (continued)

                                                                         DECEMBER 31, 2002
                                            -----------------------------------------------------------------------------
                                              ACCUMULATION     ANNUITY         UNIT         ACCUMULATION       ANNUITY
                                                 UNITS          UNITS          VALUE         NET ASSETS       NET ASSETS
                                            --------------   -----------     ----------     ------------     ------------

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Standard Death Benefit ................       711,966          --        $  0.649        $   461,740              --
    Standard Death Benefit E.S.P. 20 ......            --          --           0.646                 --              --
    Enhanced Death Benefit ................       355,656          --           0.646            229,889              --
    Enhanced Death Benefit E.S.P. 20 ......       139,857          --           0.644             90,098              --
  Alliance Growth Portfolio
    Standard Death Benefit ................    16,106,830          --           0.519          8,352,157              --
    Standard Death Benefit E.S.P. 20 ......       213,950          --           0.517            110,552              --
    Enhanced Death Benefit ................    14,018,634          --           0.515          7,223,502              --
    Enhanced Death Benefit E.S.P. 20 ......     1,454,962          --           0.513            747,058              --
  MFS Total Return Portfolio
    Standard Death Benefit ................    22,530,995     182,967           1.062         23,938,928        194,400
    Standard Death Benefit E.S.P. 20 ......       498,176          --           1.059            527,430              --
    Enhanced Death Benefit ................    17,726,342          --           1.056         18,715,326              --
    Enhanced Death Benefit E.S.P. 20 ......     7,540,878          --           1.052          7,933,461              --
  Putnam Diversified Income Portfolio
    Standard Death Benefit ................       990,950          --           1.065          1,055,054              --
    Standard Death Benefit E.S.P. 20 ......        27,198          --           1.061             28,854              --
    Enhanced Death Benefit ................        74,246          --           1.059             78,629              --
    Enhanced Death Benefit E.S.P. 20 ......        17,525          --           1.055             18,494              --
  Smith Barney Aggressive Growth Portfolio
    Standard Death Benefit ................    20,165,150          --           0.867         17,488,949              --
    Standard Death Benefit E.S.P. 20 ......       639,967          --           0.864            553,067              --
    Enhanced Death Benefit ................    27,508,553          --           0.862         23,706,837              --
    Enhanced Death Benefit E.S.P. 20 ......     7,951,344          --           0.859          6,828,366              --
  Smith Barney High Income Portfolio
    Standard Death Benefit ................     5,888,462          --           0.833          4,906,708              --
    Standard Death Benefit E.S.P. 20 ......       533,727          --           0.830            443,172              --
    Enhanced Death Benefit ................     5,047,118          --           0.828          4,179,402              --
    Enhanced Death Benefit E.S.P. 20 ......     1,194,393          --           0.825            985,541              --
  Smith Barney International All Cap
   Growth Portfolio
    Standard Death Benefit ................     5,876,699          --           0.459          2,699,930              --
    Standard Death Benefit E.S.P. 20 ......        22,854          --           0.458             10,462              --
    Enhanced Death Benefit ................     5,451,530          --           0.457          2,488,993              --
    Enhanced Death Benefit E.S.P. 20 ......       280,757          --           0.455            127,730              --
  Smith Barney Large Cap Value Portfolio
    Standard Death Benefit ................     8,814,849          --           0.742          6,536,842              --
    Standard Death Benefit E.S.P. 20 ......       159,945          --           0.739            118,189              --
    Enhanced Death Benefit ................    11,266,892          --           0.737          8,302,513              --
    Enhanced Death Benefit E.S.P. 20 ......     2,810,985          --           0.734          2,064,082              --
  Smith Barney Large Capitalization
   Growth Portfolio
    Standard Death Benefit ................    21,331,286          --           0.640         13,650,563              --
    Standard Death Benefit E.S.P. 20 ......       314,291          --           0.638            200,412              --
    Enhanced Death Benefit ................    19,430,483          --           0.636         12,355,894              --
    Enhanced Death Benefit E.S.P. 20 ......     3,981,401          --           0.634          2,522,781              --
  Smith Barney Mid Cap Core Portfolio
    Standard Death Benefit ................     6,634,416          --           0.959          6,365,499              --
    Standard Death Benefit E.S.P. 20 ......       170,504          --           0.956            163,011              --
    Enhanced Death Benefit ................     9,372,595          --           0.953          8,935,919              --
    Enhanced Death Benefit E.S.P. 20 ......     1,135,831          --           0.950          1,079,091              --

                                      -68-

                    NOTES TO FINANCIAL STATEMENTS--continued

4. NET CONTRACT OWNERS' EQUITY (continued)

                                                                         DECEMBER 31, 2002
                                            -----------------------------------------------------------------------------
                                              ACCUMULATION     ANNUITY         UNIT         ACCUMULATION       ANNUITY
                                                 UNITS          UNITS          VALUE         NET ASSETS       NET ASSETS
                                            --------------   -----------     ----------     ------------     ------------

Travelers Series Fund Inc. (continued)
  Smith Barney Money Market Portfolio
    Standard Death Benefit ................    23,858,907          --        $  1.074        $25,624,245              --
    Standard Death Benefit E.S.P. 20 ......       261,045          --           1.070            279,366              --
    Enhanced Death Benefit ................    24,649,126          --           1.067         26,306,813              --
    Enhanced Death Benefit E.S.P. 20 ......     6,655,526          --           1.063          7,078,000              --
  Travelers Managed Income Portfolio
    Standard Death Benefit ................     8,505,979          --           1.125          9,569,087              --
    Standard Death Benefit E.S.P. 20 ......        92,965          --           1.121            104,214              --
    Enhanced Death Benefit ................     6,368,871          --           1.118          7,119,668              --
    Enhanced Death Benefit E.S.P. 20 ......     1,264,864          --           1.114          1,408,970              --
  Van Kampen Enterprise Portfolio
    Standard Death Benefit ................     3,402,421          --           0.524          1,783,920              --
    Standard Death Benefit E.S.P. 20 ......        53,325          --           0.522             27,859              --
    Enhanced Death Benefit ................     3,895,303          --           0.521          2,029,446              --
    Enhanced Death Benefit E.S.P. 20 ......       239,297          --           0.519            124,234              --

Van Kampen Life Investment Trust
  Comstock Portfolio--Class II Shares
    Standard Death Benefit ................     1,228,919          --           0.726            891,985              --
    Standard Death Benefit E.S.P. 20 ......        26,178          --           0.723             18,937              --
    Enhanced Death Benefit ................       700,496          --           0.723            506,739              --
    Enhanced Death Benefit E.S.P. 20 ......       625,949          --           0.721            451,307              --
  Emerging Growth Portfolio--Class I Shares
    Standard Death Benefit ................    12,482,675          --           0.555          6,926,666              --
    Standard Death Benefit E.S.P. 20 ......       393,325          --           0.553            217,485              --
    Enhanced Death Benefit ................    18,222,088          --           0.551         10,047,721              --
    Enhanced Death Benefit E.S.P. 20 ......     2,153,336          --           0.549          1,183,173              --
  Enterprise Portfolio--Class II Shares
    Standard Death Benefit ................       121,490          --           0.631             76,610              --
    Standard Death Benefit E.S.P. 20 ......            --          --           0.628                 --              --
    Enhanced Death Benefit ................       135,033          --           0.628             84,864              --
    Enhanced Death Benefit E.S.P. 20 ......       196,781          --           0.626            123,256              --

Variable Annuity Portfolios
  Smith Barney Small Cap Growth
   Opportunities Portfolio
    Standard Death Benefit ................       646,552          --           0.693            448,022              --
    Standard Death Benefit E.S.P. 20 ......        29,679          --           0.691             20,497              --
    Enhanced Death Benefit ................       719,832          --           0.691            497,142              --
    Enhanced Death Benefit E.S.P. 20 ......        98,064          --           0.688             67,501              --

Variable Insurance Products Fund II
  Contrafund(R) Portfolio--Service Class
    Standard Death Benefit ................     6,685,142          --           0.808          5,402,648              --
    Standard Death Benefit E.S.P. 20 ......        36,293          --           0.805             29,226              --
    Enhanced Death Benefit ................     9,326,096          --           0.803          7,489,298              --
    Enhanced Death Benefit E.S.P. 20 ......       850,748          --           0.800            680,784              --
  Contrafund(R)Portfolio--Service Class 2
    Standard Death Benefit ................     4,138,441          --           0.710          2,936,982              --
    Standard Death Benefit E.S.P. 20 ......       184,568          --           0.707            130,519              --
    Enhanced Death Benefit ................     1,054,469          --           0.706            744,350              --
    Enhanced Death Benefit E.S.P. 20 ......       239,965          --           0.703            168,796              --

                                      -69-

                    NOTES TO FINANCIAL STATEMENTS--continued

4. NET CONTRACT OWNERS' EQUITY (continued)

                                                                         DECEMBER 31, 2002
                                            -----------------------------------------------------------------------------
                                              ACCUMULATION     ANNUITY         UNIT         ACCUMULATION       ANNUITY
                                                 UNITS          UNITS          VALUE         NET ASSETS       NET ASSETS
                                            --------------   -----------     ----------     ------------     ------------

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio--
   Service Class 2
    Standard Death Benefit ................        49,412          --        $  0.769     $       37,993              --
    Standard Death Benefit E.S.P. 20 ......        16,801          --           0.766             12,875              --
    Enhanced Death Benefit ................        24,619          --           0.766             18,866              --
    Enhanced Death Benefit E.S.P. 20 ......        20,856          --           0.764             15,929              --
  Mid Cap Portfolio--Service Class 2
    Standard Death Benefit ................       844,777          --           0.912            770,592              --
    Standard Death Benefit E.S.P. 20 ......        16,792          --           0.909             15,266              --
    Enhanced Death Benefit ................       910,419          --           0.909            827,699              --
    Enhanced Death Benefit E.S.P. 20 ......       307,773          --           0.906            278,879              --

Net Contract Owners' Equity ...............                                               $1,317,872,056        $194,400
                                                                                          ==============        ========

                                      -70-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS                                                            FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                        ------------------------------------------------------------
INVESTMENTS                                                                 NO. OF         MARKET         COST OF         PROCEEDS
                                                                            SHARES         VALUE         PURCHASES       FROM SALES
                                                                        ------------    ------------    ------------    ------------

CAPITAL APPRECIATION FUND (0.5%)
    Total (Cost $10,291,978)                                                 135,401    $  6,009,115    $  1,650,638    $  3,996,405
                                                                        ------------    ------------    ------------    ------------

MONEY MARKET PORTFOLIO (1.3%)
    Total (Cost $17,591,701)                                              17,591,701      17,591,701      26,193,430      24,052,891
                                                                        ------------    ------------    ------------    ------------

AIM VARIABLE INSURANCE FUNDS (0.2%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $2,601,507)                                                  120,732       1,958,275       1,606,185         469,815
                                                                        ------------    ------------    ------------    ------------

ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. (2.0%)
  Growth & Income Portfolio - Class B (Cost $583,259)                         33,050         544,996         721,699         111,174
  Premier Growth Portfolio - Class B (Cost $51,582,255)                    1,481,504      25,615,200       2,036,668       9,942,825
                                                                        ------------    ------------    ------------    ------------
    Total (Cost $52,165,514)                                               1,514,554      26,160,196       2,758,367      10,053,999
                                                                        ------------    ------------    ------------    ------------

AMERICAN FUNDS INSURANCE SERIES (10.6%)
  Global Growth Fund - Class 2 (Cost $42,089,351)                          2,393,473      27,094,111       7,233,807       2,530,241
  Growth Fund - Class 2 (Cost $100,457,585)                                1,721,712      57,315,796      15,714,111       6,323,855
  Growth-Income Fund - Class 2 (Cost $69,316,322)                          2,192,954      55,964,181      20,634,466       5,459,141
                                                                        ------------    ------------    ------------    ------------
    Total (Cost $211,863,258)                                              6,308,139     140,374,088      43,582,384      14,313,237
                                                                        ------------    ------------    ------------    ------------

CREDIT SUISSE TRUST (0.0%)
  Credit Suisse Emerging Markets Portfolio
    Total (Cost $473,746)                                                     53,112         395,153         271,849         589,288
                                                                        ------------    ------------    ------------    ------------

DELAWARE VIP TRUST (0.2%)
  VIP REIT Series - Standard Class
    Total (Cost $3,017,442)                                                  260,939       3,060,815       2,967,502         766,014
                                                                        ------------    ------------    ------------    ------------

DEUTSCHE ASSET MANAGEMENT VIT FUNDS (0.5%)
  EAFE(R) Equity Index Fund (Cost $3,087,707)                                284,604       1,841,385         392,776         335,852
  Small Cap Index Fund (Cost $6,376,194)                                     598,216       5,054,925         702,053       1,316,912
                                                                        ------------    ------------    ------------    ------------
    Total (Cost $9,463,901)                                                  882,820       6,896,310       1,094,829       1,652,764
                                                                        ------------    ------------    ------------    ------------

DREYFUS VARIABLE INVESTMENT FUND (0.4%)
  Appreciation Portfolio - Initial Shares (Cost $1,525,686)                   46,089       1,326,447       1,318,856         702,749
  Small Cap Portfolio - Initial Shares (Cost $5,696,663)                     138,970       3,946,735       1,445,704         704,369
                                                                        ------------    ------------    ------------    ------------
    Total (Cost $7,222,349)                                                  185,059       5,273,182       2,764,560       1,407,118
                                                                        ------------    ------------    ------------    ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (1.4%)
  Franklin Small Cap Fund - Class 2 (Cost $12,446,676)                       557,090       7,075,045       1,159,464       1,973,104
  Mutual Shares Securities Fund - Class 2 (Cost $1,061,818)                   86,818       1,043,558       1,149,818          79,044
  Templeton Foreign Securities Fund - Class 2 (Cost $12,352,813)           1,023,312       9,639,602      15,307,192      15,594,236
  Templeton Growth Securities Fund - Class 2 (Cost $189,325)                  20,853         179,337         194,918           5,162
                                                                        ------------    ------------    ------------    ------------
    Total (Cost $26,050,632)                                               1,688,073      17,937,542      17,811,392      17,651,546
                                                                        ------------    ------------    ------------    ------------

GREENWICH STREET SERIES FUND (45.4%)
  Appreciation Portfolio (Cost $19,732,469)                                  933,301      16,407,424       7,865,313       2,041,220
  Diversified Strategic Income Portfolio (Cost $16,107,689)                1,692,280      14,705,911       3,949,169       2,527,943
  Equity Index Portfolio - Class I Shares (Cost $716,055,955)             24,119,515     516,398,816      98,398,475      10,052,876
  Equity Index Portfolio - Class II Shares (Cost $25,658,273)                853,361      18,287,522       5,704,676       2,792,803
  Fundamental Value Portfolio (Cost $43,491,038)                           2,241,443      32,635,410      16,313,346       3,908,525
  Emerging Growth Fund - Class I (Cost $74,945)                                4,939          68,597          75,233             265

                                      -71-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                           --------------------------------------------------------
                                                                             NO. OF         MARKET        COST OF        PROCEEDS
                                                                             SHARES         VALUE        PURCHASES      FROM SALES
                                                                          ------------   ------------   ------------   ------------

GREENWICH STREET SERIES FUND  (CONTINUED)
  Growth & Income Fund - Class I (Cost $37,544)                                 10,415   $     36,660   $     52,022   $     15,063
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $821,157,913)                                               29,855,254    598,540,340    132,358,234     21,338,695
                                                                          ------------   ------------   ------------   ------------

JANUS ASPEN SERIES (1.2%)
  Aggressive Growth Portfolio - Service Shares (Cost $6,726,408)               291,373      4,551,245      2,129,703      4,264,743
  Balanced Portfolio - Service Shares (Cost $6,340,732)                        261,631      5,577,974      1,586,777      1,403,728
  Global Life Sciences Portfolio - Service Shares (Cost $2,362,303)            289,643      1,581,452        251,314        445,316
  Global Technology Portfolio - Service Shares (Cost $3,405,041)               488,578      1,177,474        246,316        375,029
  Worldwide Growth Portfolio - Service Shares (Cost $5,132,950)                166,559      3,489,405      4,492,436      5,610,154
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $23,967,434)                                                 1,497,784     16,377,550      8,706,546     12,098,970
                                                                          ------------   ------------   ------------   ------------

PIMCO VARIABLE INSURANCE TRUST (3.7%)
  Total Return Portfolio - Administrative Class
    Total (Cost $47,907,809)                                                 4,756,642     48,660,447     43,920,461      5,570,253
                                                                          ------------   ------------   ------------   ------------

PUTNAM VARIABLE TRUST (0.7%)
  Putnam VT International Growth Fund - Class IB Shares (Cost $3,705,753)      366,361      3,700,242     88,963,951     86,240,945
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $6,266,482)           436,466      5,307,424      6,111,172      1,840,973
  Putnam VT Voyager II Fund - Class IB Shares (Cost $324,707)                   72,778        254,722        262,399        107,006
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $10,296,942)                                                   875,605      9,262,388     95,337,522     88,188,924
                                                                          ------------   ------------   ------------   ------------

SALOMON BROTHERS VARIABLE SERIES FUND INC. (2.8%)
  Capital Fund - Class I (Cost $27,394,799)                                  1,854,158     20,877,818      9,934,313      3,483,695
  Investors Fund - Class I (Cost $14,915,215)                                1,182,098     11,478,167      4,089,841      2,424,435
  Large Cap Growth Fund - Class I (Cost $62,518)                                 7,550         61,001         62,687            170
  Small Cap Growth Fund - Class I (Cost $6,060,380)                            501,196      4,119,831      3,392,693      2,707,359
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $48,432,912)                                                 3,545,002     36,536,817     17,479,534      8,615,659
                                                                          ------------   ------------   ------------   ------------

SMITH BARNEY INVESTMENT SERIES (0.1%)
  Smith Barney Large Cap Core Portfolio (Cost $647,396)                         72,836        513,494        466,051         66,698
  Smith Barney Premier Selections All Cap Growth Portfolio
       (Cost $1,646,025)                                                       151,702      1,331,941      1,001,897        177,809
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $2,293,421)                                                    224,538      1,845,435      1,467,948        244,507
                                                                          ------------   ------------   ------------   ------------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (0.1%)
  Multiple Discipline Portfolio -
       All Cap Growth and Value (Cost $817,899)                                 75,268        801,607        819,618          1,745
  Multiple Discipline Portfolio -
       Balanced All Cap Growth and Value (Cost $701,034)                        66,115        688,913        702,219          1,174
  Multiple Discipline Portfolio -
       Global All Cap Growth and Value (Cost $306,926)                          28,024        302,096        463,674        157,742
  Multiple Discipline Portfolio -
       Large Cap Growth and Value (Cost $13,998)                                 1,271         13,635         14,809            848
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $1,839,857)                                                    170,678      1,806,251      2,000,320        161,509
                                                                          ------------   ------------   ------------   ------------

THE TRAVELERS SERIES TRUST (4.6%)
  Convertible Securities Portfolio (Cost $4,405,783)                           381,609      3,690,161      1,315,082      1,742,130
  Disciplined Mid Cap Stock Portfolio (Cost $2,218,506)                        142,043      1,862,184        815,620        543,787
  Equity Income Portfolio (Cost $18,401,843)                                 1,224,280     15,609,566      6,152,928      5,284,901
  Federated High Yield Portfolio (Cost $3,144,238)                             371,846      2,740,503      2,051,069        407,873
  Federated Stock Portfolio (Cost $906,102)                                     63,944        771,168        329,803        214,702
  Large Cap Portfolio (Cost $12,605,724)                                       720,920      7,648,958      1,325,717      2,392,278
  Lazard International Stock Portfolio (Cost $1,191,559)                       130,530      1,032,495      3,905,346      3,665,136
  MFS Emerging Growth Portfolio (Cost $25,664,084)                           1,270,184      9,196,131        856,175      3,671,846
  MFS Mid Cap Growth Portfolio (Cost $4,755,948)                               413,387      2,075,201      1,316,637        997,844
  MFS Research Portfolio (Cost $11,356,091)                                    973,939      6,350,080        972,439      1,528,632

                                      -72-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS (CONTINUED)                                              FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                   -----------------------------------------------------------------
                                                                       NO. OF           MARKET          COST OF          PROCEEDS
                                                                       SHARES           VALUE          PURCHASES        FROM SALES
                                                                   --------------   --------------   --------------   --------------

THE TRAVELERS SERIES TRUST  (CONTINUED)
  Travelers Quality Bond Portfolio (Cost $10,018,193)                     874,523   $    9,645,992   $    4,623,855   $    2,396,296
                                                                   --------------   --------------   --------------   --------------
  Total (Cost $94,668,071)                                              6,567,205       60,622,439       23,664,671       22,845,425
                                                                   --------------   --------------   --------------   --------------

TRAVELERS SERIES FUND INC. (21.1%)
  AIM Capital Appreciation Portfolio (Cost $958,031)                      100,496          781,857          465,219          939,950
  Alliance Growth Portfolio (Cost $34,721,742)                          1,350,532       16,435,970        1,719,699        6,659,422
  MFS Total Return Portfolio (Cost $59,329,964)                         3,608,873       51,318,172       24,142,566        5,947,805
  Putnam Diversified Income Portfolio (Cost $1,421,066)                   142,659        1,181,215          764,885          728,616
  Smith Barney Aggressive Growth Portfolio (Cost $69,623,758)           5,374,502       48,585,500       21,883,340       22,022,064
  Smith Barney High Income Portfolio (Cost $13,966,065)                 1,679,965       10,516,579        7,658,451        3,918,050
  Smith Barney International All Cap Growth Portfolio
     (Cost $5,602,461)                                                    606,142        5,327,985       84,271,429       86,412,663
  Smith Barney Large Cap Value Portfolio (Cost $24,725,508)             1,287,784       17,024,501        3,910,869        3,498,934
  Smith Barney Large Capitalization Growth Portfolio
     (Cost $43,729,256)                                                 2,950,149       28,734,452        5,041,526        6,391,846
  Smith Barney Mid Cap Core Portfolio (Cost $20,937,844)                1,657,945       16,546,291        3,886,457        3,023,742
  Smith Barney Money Market Portfolio (Cost $59,279,208)               59,279,208       59,279,208      212,367,351      217,181,908
  Travelers Managed Income Portfolio (Cost $19,773,354)                 1,646,018       18,204,958        8,968,198        2,582,031
  Van Kampen Enterprise Portfolio (Cost $9,112,930)                       434,881        3,966,116          577,671        1,143,820
                                                                   --------------   --------------   --------------   --------------
    Total (Cost $363,181,187)                                          80,119,154      277,902,804      375,657,661      360,450,851
                                                                   --------------   --------------   --------------   --------------

VAN KAMPEN LIFE INVESTMENT TRUST (1.6%)
  Comstock Portfolio - Class II Shares (Cost $2,217,162)                  206,095        1,869,284        1,798,196          438,336
  Emerging Growth Portfolio - Class I Shares (Cost $41,447,432)           962,711       18,378,152        1,617,614        4,888,384
  Enterprise Portfolio - Class II Shares (Cost $358,184)                   27,200          284,781          361,787           35,099
                                                                   --------------   --------------   --------------   --------------
    Total (Cost $44,022,778)                                            1,196,006       20,532,217        3,777,597        5,361,819
                                                                   --------------   --------------   --------------   --------------

VARIABLE ANNUITY PORTFOLIOS (0.1%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $1,216,230)                                               145,540        1,033,335        5,230,926        4,255,064
                                                                   --------------   --------------   --------------   --------------

VARIABLE INSURANCE PRODUCTS FUND II (1.3%)
  Contrafund(R) Portfolio - Service Class (Cost $18,058,234)              754,115       13,604,226        1,923,211        2,310,222
  Contrafund(R) Portfolio - Service Class 2 (Cost $4,599,533)             221,798        3,981,281        1,175,870          365,339
                                                                   --------------   --------------   --------------   --------------
    Total (Cost $22,657,767)                                              975,913       17,585,507        3,099,081        2,675,561
                                                                   --------------   --------------   --------------   --------------

VARIABLE INSURANCE PRODUCTS FUND III (0.2%)
  Dynamic Capital Appreciation Portfolio -
     Service Class 2 (Cost $92,151)                                        15,245           85,678           72,629            1,163
  Mid Cap Portfolio - Service Class 2 (Cost $1,939,467)                   108,842        1,892,756        1,976,837          204,597
                                                                   --------------   --------------   --------------   --------------
    Total (Cost $2,031,618)                                               124,087        1,978,434        2,049,466          205,760
                                                                   --------------   --------------   --------------   --------------

TOTAL INVESTMENTS (100%)
  (COST $1,824,415,967)                                                             $1,318,340,341   $  815,451,103   $  606,966,074
                                                                                    ==============   ==============   ==============

                                      -73-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS

                                            YEAR                 UNIT VALUE      NET    INVESTMENT  EXPENSE RATIO   TOTAL RETURN
                                            ENDED     UNITS       LOWEST TO     ASSETS    INCOME      LOWEST TO        LOWEST TO
                                           DEC 31     (000s)     HIGHEST ($)   ($000s)   RATIO (%)   HIGHEST (%)     HIGHEST (%)*
                                           -------- ----------- --------------- ------- ----------  -------------- ----------------

CAPITAL APPRECIATION FUND                   2002      15,059     0.396 - 0.400    6,008    1.46     1.40 - 1.80   (26.39) - (26.06)
                                            2001      20,168     0.538 - 0.541   10,901    0.53     1.40 - 1.80   (27.26) - (13.18)
MONEY MARKET PORTFOLIO                      2002      15,252     1.141 - 1.157   17,595    1.38     1.40 - 1.80     (0.44) - (0.09)
                                            2001      13,379     1.146 - 1.158   15,458    3.29     1.40 - 1.80         1.06 - 2.39
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Premier Equity Fund - Series I   2002       3,223     0.605 - 0.609    1,958    0.42     1.40 - 1.80   (31.48) - (31.19)
                                            2001       1,725     0.883 - 0.885    1,525    0.23     1.40 - 1.80    (12.20) - (9.80)
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
  Growth & Income Portfolio - Class B       2002         692     0.786 - 0.788      545    0.33     1.40 - 1.80   (19.96) - (19.59)
  Premier Growth Portfolio - Class B        2002      50,026     0.509 - 0.514   25,611      --     1.40 - 1.80   (32.04) - (31.74)
                                            2001      62,370     0.749 - 0.753   46,887      --     1.40 - 1.80   (18.74) - (10.26)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2              2002      36,750     0.734 - 0.741   27,089    0.89     1.40 - 1.80   (16.11) - (15.80)
                                            2001      30,544     0.875 - 0.880   26,816    0.73     1.40 - 1.80   (15.59) - (11.75)
  Growth Fund - Class 2                     2002      78,514     0.726 - 0.733   57,306    0.03     1.40 - 1.80   (25.77) - (25.51)
                                            2001      67,040     0.978 - 0.984   65,791    0.48     1.40 - 1.80    (19.47) - (9.90)
  Growth-Income Fund - Class 2              2002      62,908     0.885 - 0.894   55,955    1.06     1.40 - 1.80   (19.84) - (19.46)
                                            2001      47,461     1.104 - 1.110   52,546    1.91     1.40 - 1.80       (1.52) - 1.09
CREDIT SUISSE TRUST
  Credit Suisse Emerging Markets Portfolio  2002         681     0.576 - 0.581      395    0.18     1.40 - 1.80   (19.47) - (12.89)
                                            2001       1,163     0.663 - 0.667      775      --     1.40 - 1.80     (11.11) - 21.21
DELAWARE VIP TRUST
  VIP REIT Series - Standard Class          2002       2,364     1.285 - 1.297    3,060    1.59     1.40 - 1.80         2.64 - 3.10
                                            2001         707     1.252 - 1.258      889    1.33     1.40 - 1.80      (2.34) - 10.37
DEUTSCHE ASSET MANAGEMENT VIT FUNDS
  EAFE(R) Equity Index Fund                 2002       2,669     0.685 - 0.692    1,841    1.38     1.40 - 1.60   (22.86) - (22.77)
                                            2001       2,628     0.888 - 0.896    2,346      --     1.40 - 1.60   (25.88) - (25.70)
  Small Cap Index Fund                      2002       6,300     0.798 - 0.807    5,054    0.64     1.40 - 1.60   (21.92) - (21.65)
                                            2001       6,994     1.022 - 1.030    7,167    0.59     1.40 - 1.60         0.49 - 0.59
DREYFUS VARIABLE INVESTMENT FUND
  Appreciation Portfolio - Initial Shares   2002       1,853     0.711 - 0.717    1,326    1.64     1.40 - 1.80   (18.18) - (17.87)
                                            2001       1,094     0.869 - 0.873      954    1.23     1.40 - 1.80    (10.77) - (3.34)
  Small Cap Portfolio - Initial Shares      2002       5,190     0.755 - 0.762    3,946    0.04     1.40 - 1.80   (20.53) - (20.21)
                                            2001       4,381     0.950 - 0.955    4,180    0.49     1.40 - 1.80       (7.57) - 1.06
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2         2002      12,521     0.562 - 0.567    7,074    0.25     1.40 - 1.80   (29.93) - (29.74)
                                            2001      13,776     0.802 - 0.807   11,082    0.38     1.40 - 1.80    (16.61) - (2.78)
  Mutual Shares Securities Fund - Class 2   2002       1,236     0.842 - 0.845    1,043    0.25     1.40 - 1.80    (15.42) - (2.55)
  Templeton Foreign Securities Fund -
     Class 2                                2002      13,620     0.703 - 0.710    9,638    2.05     1.40 - 1.80   (20.02) - (19.68)
                                            2001      14,039     0.879 - 0.884   12,388    2.82     1.40 - 1.80   (17.28) - (14.35)
  Templeton Growth Securities Fund -
     Class 2                                2002         227     0.790 - 0.792      179    0.26     1.40 - 1.80   (19.39) - (16.01)

                                      -74-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              YEAR                UNIT VALUE       NET   INVESTMENT EXPENSE RATIO    TOTAL RETURN
                                              ENDED     UNITS      LOWEST TO      ASSETS   INCOME     LOWEST TO        LOWEST TO
                                              DEC 31    (000s)    HIGHEST ($)    ($000s)  RATIO (%)  HIGHEST (%)      HIGHEST (%)*
                                              ------   --------  -------------   -------  ---------  ------------  ----------------

GREENWICH STREET SERIES FUND
  Appreciation Portfolio                        2002    20,869   0.782 - 0.789    16,405     1.67    1.40 - 1.80   (18.96) - (18.74)
                                                2001    14,333   0.965 - 0.971    13,872     1.14    1.40 - 1.80     (5.57) - (4.25)
  Diversified Strategic Income Portfolio        2002    13,854   1.055 - 1.065    14,703     9.59    1.40 - 1.80         3.03 - 3.40
                                                2001    13,583   1.024 - 1.030    13,958     9.06    1.40 - 1.80       (2.01) - 1.68
  Equity Index Portfolio - Class I Shares       2002   681,113   0.594 - 0.942   516,234     2.38    1.40 - 3.60   (24.90) - (23.29)
                                                2001   563,953   0.784 - 1.228   576,285     0.93    1.40 - 3.60    (15.26) - (9.30)
  Equity Index Portfolio - Class II Shares      2002    29,147   0.623 - 0.629    18,285     1.85    1.40 - 1.80   (23.75) - (23.48)
                                                2001    25,303   0.817 - 0.822    20,753     0.72    1.40 - 1.80    (13.80) - (7.68)
  Fundamental Value Portfolio                   2002    36,320   0.894 - 0.903    32,630     1.14    1.40 - 1.80   (22.73) - (22.36)
                                                2001    25,758   1.157 - 1.163    29,873     0.77    1.40 - 1.80     (6.84) - (2.60)
  Emerging Growth Fund - Class I                2002        91   0.757 - 0.758        69       --    1.40 - 1.60       (4.41) - 2.30
  Growth & Income Fund - Class I                2002        46   0.798 - 0.800        37     0.13    1.40 - 1.80     (3.15) - (0.12)
JANUS ASPEN SERIES
  Aggressive Growth Portfolio - Service Shares  2002    16,046   0.282 - 0.284     4,550       --    1.40 - 1.80   (29.43) - (29.18)
                                                2001    22,206   0.399 - 0.401     8,895       --    1.40 - 1.80   (40.56) - (10.49)
  Balanced Portfolio - Service Shares           2002     6,659   0.831 - 0.839     5,577     2.00    1.40 - 1.80     (8.38) - (7.90)
                                                2001     6,485   0.907 - 0.911     5,907     1.91    1.40 - 1.80     (6.49) - (2.26)
  Global Life Sciences Portfolio -              2002     2,449   0.641 - 0.647     1,581       --    1.40 - 1.80   (30.85) - (30.50)
      Service Shares
                                                2001     2,725   0.927 - 0.931     2,534       --    1.40 - 1.80      (18.09) - 4.49
  Global Technology Portfolio - Service Shares  2002     4,875   0.240 - 0.242     1,177       --    1.40 - 1.80   (42.03) - (41.69)
                                                2001     5,315   0.413 - 0.415     2,204     0.68    1.40 - 1.80     (38.30) - 11.29
  Worldwide Growth Portfolio - Service Shares   2002     7,831   0.442 - 0.446     3,489     0.55    1.40 - 1.80   (27.06) - (26.77)
                                                2001    10,024   0.606 - 0.609     6,097     0.27    1.40 - 1.80   (23.84) - (11.24)
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio - Administrative Class 2002    43,074   1.125 - 1.132    48,652     4.04    1.40 - 1.80         7.14 - 7.50
                                                2001     8,945   1.050 - 1.053     9,410     2.64    1.40 - 1.80         2.54 - 5.11
PUTNAM VARIABLE TRUST
  Putnam VT International Growth Fund -         2002     5,325   0.691 - 0.696     3,700     0.34    1.40 - 1.80   (19.18) - (18.79)
      Class IB Shares
                                                2001     1,089   0.855 - 0.857       932       --    1.40 - 1.80    (12.83) - (7.37)
  Putnam VT Small Cap Value Fund - Class        2002     6,061   0.871 - 0.877     5,307     0.14    1.40 - 1.80   (19.80) - (19.39)
      IB Shares
                                                2001     2,040   1.086 - 1.088     2,219       --    1.40 - 1.80        3.43 - 15.27
  Putnam VT Voyager II Fund - Class IB Shares   2002       456   0.556 - 0.560       255       --    1.40 - 1.80   (30.85) - (30.52)
                                                2001       243   0.804 - 0.806       196       --    1.40 - 1.80   (22.22) - (17.59)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Capital Fund - Class I                        2002    23,450   0.885 - 0.894    20,874     0.45    1.40 - 1.80   (26.43) - (26.05)
                                                2001    17,892   1.203 - 1.209    21,584     1.03    1.40 - 1.80       (3.91) - 0.42
  Investors Fund - Class I                      2002    13,930   0.818 - 0.826    11,476     1.19    1.40 - 1.80   (24.47) - (24.15)
                                                2001    12,492   1.083 - 1.089    13,576     1.07    1.40 - 1.80     (7.28) - (3.81)

                                      -75-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                          YEAR            UNIT VALUE       NET    INVESTMENT  EXPENSE RATIO   TOTAL RETURN
                                         ENDED    UNITS    LOWEST TO      ASSETS    INCOME      LOWEST TO        LOWEST TO
                                         DEC 31   (000s)  HIGHEST ($)    ($000s)   RATIO (%)   HIGHEST (%)     HIGHEST (%)*
                                         ------  -------  -------------  -------   ---------  -------------  -----------------

SALOMON BROTHERS VARIABLE SERIES FUND INC. (CONTINUED)
  Large Cap Growth Fund - Class I         2002       76   0.799 - 0.800      61        --     1.40 - 1.60        (3.15) - 0.13
  Small Cap Growth Fund - Class I         2002    5,027   0.815 - 0.823   4,119        --     1.40 - 1.80    (35.83) - (35.60)
                                          2001    4,475   1.270 - 1.278   5,704        --     1.40 - 1.80        (8.75) - 1.35
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Large Cap Core Portfolio   2002      791   0.648 - 0.652     513      0.75     1.40 - 1.80    (27.27) - (27.07)
                                          2001      292   0.891 - 0.894     261        --     1.40 - 1.80     (11.61) - (4.18)
  Smith Barney Premier Selections All     2002    2,068   0.641 - 0.646   1,332      0.06     1.40 - 1.80    (28.14) - (27.74)
      Cap Growth Portfolio
                                          2001      961   0.892 - 0.894     858        --     1.40 - 1.80     (11.67) - (8.87)
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All     2002      755   1.060 - 1.061     801        --     1.40 - 1.80        (0.56) - 0.95
      Cap Growth and Value
  Multiple Discipline Portfolio -         2002      664   1.037 - 1.038     689        --     1.40 - 1.80        (2.08) - 0.48
      Balanced All Cap Growth and Value
  Multiple Discipline Portfolio - Global  2002      281   1.073 - 1.074     302        --     1.40 - 1.80        (0.74) - 0.66
      All Cap Growth and Value
  Multiple Discipline Portfolio - Large   2002       13           1.069      14        --     1.40 - 1.60      (4.55) - (2.02)
      Cap Growth and Value
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio        2002    4,009   0.914 - 0.922   3,690      6.79     1.40 - 1.80      (8.60) - (8.26)
                                          2001    4,803   1.000 - 1.005   4,820      2.00     1.40 - 1.80      (3.74) - (2.24)
  Disciplined Mid Cap Stock Portfolio     2002    2,228   0.830 - 0.837   1,862      0.55     1.40 - 1.80    (15.82) - (15.54)
                                          2001    1,978   0.986 - 0.991   1,958      0.32     1.40 - 1.80      (5.92) - (1.88)
  Equity Income Portfolio                 2002   17,683   0.876 - 0.885  15,607      1.10     1.40 - 1.80    (15.53) - (15.15)
                                          2001   16,858   1.037 - 1.043  17,549      1.28     1.40 - 1.80      (8.14) - (2.71)
  Federated High Yield Portfolio          2002    2,856   0.953 - 0.962   2,740     22.14     1.40 - 1.80          1.82 - 2.34
                                          2001    1,484   0.936 - 0.940   1,394     14.75     1.40 - 1.80        (3.90) - 0.53
  Federated Stock Portfolio               2002      926   0.827 - 0.834     771      2.83     1.40 - 1.80    (20.79) - (20.50)
                                          2001      834   1.044 - 1.049     875      1.50     1.40 - 1.80        (5.09) - 7.06
  Large Cap Portfolio                     2002   13,022   0.583 - 0.589   7,648      0.47     1.40 - 1.80    (24.19) - (23.90)
                                          2001   14,596   0.769 - 0.774  11,273      0.53     1.40 - 1.80     (18.59) - (7.87)
  Lazard International Stock Portfolio    2002    1,756   0.584 - 0.589   1,032      1.76     1.40 - 1.80    (14.49) - (14.14)
                                          2001    1,497   0.683 - 0.686   1,026      0.19     1.40 - 1.80    (27.39) - (20.26)
  MFS Emerging Growth Portfolio           2002   20,039   0.456 - 0.460   9,195        --     1.40 - 1.80    (35.41) - (35.21)
                                          2001   24,922   0.706 - 0.710  17,656        --     1.40 - 1.80    (37.21) - (20.34)
  MFS Mid Cap Growth Portfolio            2002    5,589   0.369 - 0.372   2,075        --     1.40 - 1.80    (49.73) - (49.53)
                                          2001    5,334   0.734 - 0.737   3,928        --     1.40 - 1.80     (24.85) - (9.05)
  MFS Research Portfolio                  2002   10,686   0.591 - 0.597   6,349      0.57     1.40 - 1.80    (26.40) - (26.11)
                                          2001   11,522   0.803 - 0.808   9,286      0.04     1.40 - 1.80    (23.70) - (12.00)
  Travelers Quality Bond Portfolio        2002    8,354   1.146 - 1.156   9,644      8.16     1.40 - 1.80          3.90 - 4.33
                                          2001    6,981   1.103 - 1.108   7,728      3.19     1.40 - 1.80          1.38 - 5.62

                                      -76-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              YEAR              UNIT VALUE     NET    INVESTMENT   EXPENSE RATIO    TOTAL RETURN
                                              ENDED   UNITS      LOWEST TO    ASSETS    INCOME       LOWEST TO         LOWEST TO
                                             DEC 31   (000s)    HIGHEST ($)   ($000s)   RATIO (%)   HIGHEST (%)      HIGHEST (%)*
                                             ------   ------   -------------  -------  ----------  -------------  ----------------

TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio          2002     1,207   0.644 - 0.649      782       --      1.40 - 1.80   (25.29) - (24.88)
                                              2001     1,825   0.862 - 0.864    1,574       --      1.40 - 1.80   (11.68) - (10.93)
  Alliance Growth Portfolio                   2002    31,794   0.513 - 0.519   16,433     0.55      1.40 - 1.80   (34.82) - (34.47)
                                              2001    39,843   0.787 - 0.792   31,474     0.20      1.40 - 1.80   (14.81) - (13.94)
  MFS Total Return Portfolio                  2002    48,479   1.052 - 1.062   51,310     6.58      1.40 - 1.80     (6.98) - (6.60)
                                              2001    36,037   1.131 - 1.137   40,887     2.89      1.40 - 1.80     (2.08) - (1.39)
  Putnam Diversified Income Portfolio         2002     1,110   1.055 - 1.065    1,181    20.67      1.40 - 1.80         3.94 - 4.41
                                              2001     1,316   1.015 - 1.020    1,341     9.69      1.40 - 1.80         0.89 - 2.82
  Smith Barney Aggressive Growth Portfolio    2002    56,265   0.859 - 0.867   48,577       --      1.40 - 1.80   (33.82) - (33.61)
                                              2001    57,985   1.298 - 1.306   75,490       --      1.40 - 1.80     (5.59) - (1.21)
  Smith Barney High Income Portfolio          2002    12,664   0.825 - 0.833   10,515    25.94      1.40 - 1.80     (4.95) - (4.58)
                                              2001    11,100   0.868 - 0.873    9,673    12.15      1.40 - 1.80    (12.68) - (5.11)
  Smith Barney International All Cap          2002    11,632   0.455 - 0.459    5,327     0.79      1.40 - 1.80   (26.97) - (26.76)
      Growth Portfolio
                                              2001    14,711   0.623 - 0.627    9,205       --      1.40 - 1.80   (32.32) - (15.97)
  Smith Barney Large Cap Value Portfolio      2002    23,053   0.734 - 0.742   17,022     3.83      1.40 - 1.80   (26.75) - (26.39)
                                              2001    23,516   1.002 - 1.008   23,648     1.47      1.40 - 1.80     (9.63) - (7.95)
  Smith Barney Large Capitalization           2002    45,057   0.634 - 0.640   28,730     0.34      1.40 - 1.80   (26.11) - (25.84)
      Growth Portfolio
                                              2001    47,413   0.858 - 0.863   40,802       --      1.40 - 1.80    (13.93) - (6.31)
  Smith Barney Mid Cap Core Portfolio         2002    17,313   0.950 - 0.959   16,544     0.09      1.40 - 1.80   (20.57) - (20.28)
                                              2001    16,511   1.196 - 1.203   19,806       --      1.40 - 1.80    (11.39) - (0.74)
  Smith Barney Money Market Portfolio         2002    55,425   1.063 - 1.074   59,288     1.26      1.40 - 1.80     (0.56) - (0.09)
                                              2001    59,728   1.069 - 1.075   64,113     3.29      1.40 - 1.80         1.03 - 2.19
  Travelers Managed Income Portfolio          2002    16,233   1.114 - 1.125   18,202    12.18      1.40 - 1.80         0.36 - 0.81
                                              2001    12,090   1.110 - 1.116   13,466     4.10      1.40 - 1.80         1.00 - 5.18
  Van Kampen Enterprise Portfolio             2002     7,590   0.519 - 0.524    3,965     0.72      1.40 - 1.80   (30.61) - (30.41)
                                              2001     8,537   0.748 - 0.753    6,411       --      1.40 - 1.80    (22.54) - (6.35)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares        2002     2,582   0.721 - 0.726    1,869     0.41      1.40 - 1.80    (20.86) - (9.85)
                                              2001     1,025   0.911 - 0.914      936       --      1.40 - 1.80    (10.77) - (7.03)
  Emerging Growth Portfolio - Class I Shares  2002    33,251   0.549 - 0.555   18,375     0.37      1.40 - 1.80   (33.78) - (33.45)
                                              2001    37,975   0.829 - 0.834   31,551     0.11      1.40 - 1.80   (32.58) - (19.14)
  Enterprise Portfolio - Class II Shares      2002       453   0.626 - 0.631      285     0.13      1.40 - 1.80   (30.91) - (30.51)
                                              2001        44   0.906 - 0.908       40       --      1.40 - 1.80       (4.83) - 9.69
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth               2002     1,494   0.688 - 0.693    1,033       --      1.40 - 1.80   (27.04) - (26.67)
      Opportunities Portfolio
                                              2001       418   0.943 - 0.945      395       --      1.40 - 1.80     (8.79) - (1.36)

                                      -77-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              YEAR             UNIT VALUE       NET    INVESTMENT   EXPENSE RATIO  TOTAL RETURN
                                              ENDED    UNITS    LOWEST TO      ASSETS    INCOME       LOWEST TO       LOWEST TO
                                             DEC 31   (000s)   HIGHEST ($)    ($000s)   RATIO (%)    HIGHEST (%)    HIGHEST (%)*
                                             ------   ------  --------------  -------  -----------  ------------  ----------------

VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R)Portfolio - Service Class      2002    16,898   0.800 - 0.808  13,602      0.73      1.40 - 1.80   (11.11) - (10.72)
                                              2001    17,201   0.900 - 0.905  15,523      0.70      1.40 - 1.80    (13.78) - (5.84)
  Contrafund(R)Portfolio - Service Class 2    2002     5,617   0.703 - 0.710   3,981      0.68      1.40 - 1.80   (11.24) - (10.80)
                                              2001     4,520   0.792 - 0.796   3,596      0.54      1.40 - 1.80    (13.90) - (2.69)
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio      2002       112   0.764 - 0.769      86      0.25      1.40 - 1.80     (9.35) - (8.78)
      - Service Class 2
                                              2001        26   0.841 - 0.843      22        --      1.40 - 1.80       (3.33) - 2.69
  Mid Cap Portfolio - Service Class 2         2002     2,080   0.906 - 0.912   1,892      0.22      1.40 - 1.80   (11.61) - (10.36)
                                              2001       191   1.025 - 1.028     196        --      1.40 - 1.80         3.32 - 3.96

*    Total return lowest and highest range displayed is calculated from the beginning of the fiscal year to the end of the fiscal year except where a unit value inception date occurred during the course of the current fiscal year. In this case, the inception date unit value is used in the computation.

                                      -78-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD IV FOR THE YEARS
   ENDED DECEMBER 31, 2002 AND 2001

                                                                                                              AIM V.I. PREMIER
                                             CAPITAL APPRECIATION FUND       MONEY MARKET PORTFOLIO        EQUITY FUND - SERIES I
                                             --------------------------    --------------------------    --------------------------
                                                 2002           2001           2002           2001           2002           2001
                                             -----------    -----------    -----------    -----------    -----------    -----------

Accumulation and annuity units
  beginning of year ......................    20,167,712     14,448,928     13,379,323      5,080,178      1,724,822             --
Accumulation units purchased and
  transferred from other funding options .     3,736,781     15,328,984     25,518,038     32,724,621      2,086,936      1,970,077
Accumulation units redeemed and
  transferred to other funding options ...    (8,845,345)    (9,610,200)   (23,645,281)   (24,425,476)      (588,513)      (245,255)
Annuity units ............................            --             --             --             --             --             --
                                              ----------     ----------     ----------     ----------      ---------      ---------
Accumulation and annuity units
  end of year ............................    15,059,148     20,167,712     15,252,080     13,379,323      3,223,245      1,724,822
                                              ==========     ==========     ==========     ==========      =========      =========

                                             GROWTH & INCOME           PREMIER GROWTH             GLOBAL GROWTH FUND -
                                           PORTFOLIO - CLASS B      PORTFOLIO - CLASS  B                CLASS 2
                                           -------------------   --------------------------    --------------------------
                                               2002       2001       2002           2001           2002           2001
                                           -----------    ----   -----------    -----------    -----------    -----------

Accumulation and annuity units
  beginning of year ....................            --      --    62,370,482     54,746,422     30,544,259     26,384,236
Accumulation units purchased and
  transferred from other funding options       884,139      --     4,780,397     20,004,483     10,561,793      8,178,047
Accumulation units redeemed and
  transferred to other funding options .      (191,800)     --   (17,124,701)   (12,380,423)    (4,356,473)    (4,018,024)
Annuity units ..........................            --      --            --             --             --             --
                                               -------    ----    ----------     ----------     ----------     ----------
Accumulation and annuity units
  end of year ..........................       692,339      --    50,026,178     62,370,482     36,749,579     30,544,259
                                               =======    ====    ==========     ==========     ==========     ==========

                                                                              GROWTH-INCOME FUND -         CREDIT SUISSE EMERGING
                                               GROWTH FUND - CLASS 2                CLASS 2                  MARKETS PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2002           2001           2002           2001           2002           2001
                                             -----------    -----------    -----------    -----------    -----------    -----------

Accumulation and annuity units
  beginning of year ......................    67,039,900     45,718,269     47,460,673     29,312,375      1,163,272        300,365
Accumulation units purchased and
  transferred from other funding options .    23,309,899     27,630,642     24,750,956     21,110,387        381,327      1,307,561
Accumulation units redeemed and
  transferred to other funding options ...   (11,835,512)    (6,309,011)    (9,303,175)    (2,962,089)      (863,678)      (444,654)
Annuity units ............................            --             --             --             --             --             --
                                              ----------     ----------     ----------     ----------        -------      ---------
Accumulation and annuity units
  end of year ............................    78,514,287     67,039,900     62,908,454     47,460,673        680,921      1,163,272
                                              ==========     ==========     ==========     ==========        =======      =========

                                                       VIP REIT SERIES -
                                                        STANDARD CLASS          EAFE(R) EQUITY INDEX FUND    SMALL CAP INDEX FUND
                                                   ------------------------    --------------------------  ------------------------
                                                       2002          2001          2002          2001          2002          2001
                                                   ----------    ----------    ----------    ----------    ----------    ----------

Accumulation and annuity units
  beginning of year ............................      707,287       205,375     2,627,709     2,557,313     6,993,736     7,447,121
Accumulation units purchased and
  transferred from other funding options .......    2,324,426       688,845       445,737       448,450       649,596       571,931
Accumulation units redeemed and
  transferred to other funding options .........     (667,892)     (186,933)     (404,055)     (378,054)   (1,343,015)   (1,025,316)
Annuity units ..................................           --            --            --            --            --            --
                                                    ---------       -------     ---------     ---------     ---------     ---------
Accumulation and annuity units
  end of year ..................................    2,363,821       707,287     2,669,391     2,627,709     6,300,317     6,993,736
                                                    =========       =======     =========     =========     =========     =========

                                      -79-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD IV
   FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                               APPRECIATION PORTFOLIO -        SMALL CAP PORTFOLIO -      FRANKLIN SMALL CAP FUND -
                                                    INITIAL SHARES                INITIAL SHARES                  CLASS 2
                                             --------------------------    --------------------------    --------------------------
                                                 2002           2001           2002           2001           2002           2001
                                             -----------    -----------    -----------    -----------    -----------    -----------

Accumulation and annuity units
  beginning of year ......................     1,093,613        450,938      4,381,552      2,189,905     13,776,360     12,160,392
Accumulation units purchased and
  transferred from other funding options .     1,629,484        745,311      1,908,505      2,822,242      2,382,684      5,326,307
Accumulation units redeemed and
  transferred to other funding options ...      (869,941)      (102,636)    (1,100,148)      (630,595)    (3,637,566)    (3,710,339)
Annuity units ............................            --             --             --             --             --             --
                                               ---------      ---------      ---------      ---------     ----------     ----------
Accumulation and annuity units
  end of year ............................     1,853,156      1,093,613      5,189,909      4,381,552     12,521,478     13,776,360
                                               =========      =========      =========      =========     ==========     ==========

                                              MUTUAL SHARES SECURITIES   TEMPLETON FOREIGN SECURITIES   TEMPLETON GROWTH SECURITIES
                                                  FUND - CLASS 2                FUND - CLASS 2                FUND - CLASS 2
                                              ------------------------    --------------------------    --------------------------
                                                  2002         2001          2002            2001           2002           2001
                                              -----------  -----------    -----------    -----------    -----------    -----------

Accumulation and annuity units
  beginning of year ..........................         --       --         14,038,536     10,103,888            --         --
Accumulation units purchased and
  transferred from other funding options .....  1,371,277       --         18,237,955     70,791,818       228,690         --
Accumulation units redeemed and
  transferred to other funding options .......   (135,313)      --        (18,656,081)   (66,857,170)       (2,112)        --
Annuity units ................................         --       --                 --             --            --         --
                                                ---------     ----         ----------     ----------       -------       ----
Accumulation and annuity units
  end of year ................................  1,235,964       --         13,620,410     14,038,536       226,578         --
                                                =========     ====         ==========     ==========       =======       ====

                                                                             DIVERSIFIED STRATEGIC         EQUITY INDEX PORTFOLIO -
                                              APPRECIATION PORTFOLIO            INCOME PORTFOLIO               CLASS I SHARES
                                           ----------------------------    --------------------------    --------------------------
                                                2002            2001            2002            2001         2002          2001
                                           ------------    ------------    ------------    ------------  ------------  ------------

Accumulation and annuity units
  beginning of year ....................     14,332,686       7,673,334      13,582,577       7,416,030   563,953,089   443,718,196
Accumulation units purchased and
  transferred from other funding options     10,063,360       7,680,778       3,075,523       7,699,907   150,548,025   146,779,630
Accumulation units redeemed and
  transferred to other funding options .     (3,527,536)     (1,021,426)     (2,804,554)     (1,533,360)  (33,388,464)  (26,544,737)
Annuity units ..........................             --              --              --              --            --            --
                                             ----------      ----------      ----------      ----------   -----------   -----------
Accumulation and annuity units
  end of year ..........................     20,868,510      14,332,686      13,853,546      13,582,577   681,112,650   563,953,089
                                             ==========      ==========      ==========      ==========   ===========   ===========

                                             EQUITY INDEX PORTFOLIO -
                                                 CLASS II SHARES        FUNDAMENTAL VALUE PORTFOLIO   EMERGING GROWTH FUND - CLASS I
                                           --------------------------   ---------------------------   ------------------------------
                                               2002           2001           2002           2001          2002           2001
                                           -----------    -----------   ------------    -----------   -----------        ----

Accumulation and annuity units
  beginning of year ....................    25,303,418     14,485,214     25,758,263      4,814,941            --          --
Accumulation units purchased and
  transferred from other funding options     8,732,686     13,879,243     17,643,764     22,995,278        90,567          --
Accumulation units redeemed and
  transferred to other funding options .    (4,889,487)    (3,061,039)    (7,082,342)    (2,051,956)          (16)         --
Annuity units ..........................            --             --             --             --            --          --
                                            ----------     ----------     ----------     ----------        ------        ----
Accumulation and annuity units
  end of year ..........................    29,146,617     25,303,418     36,319,685     25,758,263        90,551          --
                                            ==========     ==========     ==========     ==========        ======        ====

                                      -80-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD IV
   FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                       GROWTH & INCOME     AGGRESSIVE GROWTH PORTFOLIO -       BALANCED PORTFOLIO -
                                                        FUND - CLASS I            SERVICE SHARES                 SERVICE SHARES
                                                     -------------------   -----------------------------   -------------------------
                                                         2002       2001       2002            2001           2002           2001
                                                     -----------    ----   -----------    --------------   -----------    ----------

Accumulation and annuity units
  beginning of year ..............................            --      --    22,206,132     16,135,627      6,485,068      3,218,502
Accumulation units purchased and
  transferred from other funding options .........        63,418      --     6,752,764     57,909,731      1,810,812      4,022,992
Accumulation units redeemed and
  transferred to other funding options ...........       (17,569)     --   (12,913,254)   (51,839,226)    (1,636,877)      (756,426)
Annuity units ....................................            --      --            --             --             --             --
                                                          ------    ----    ----------     ----------      ---------      ---------
Accumulation and annuity units
  end of year ....................................        45,849      --    16,045,642     22,206,132      6,659,003      6,485,068
                                                          ======    ====    ==========     ==========      =========      =========

                                                    GLOBAL LIFE                GLOBAL TECHNOLOGY
                                                 SCIENCES PORTFOLIO -              PORTFOLIO -               WORLDWIDE GROWTH
                                                   SERVICE SHARES                SERVICE SHARES          PORTFOLIO - SERVICE SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2002           2001           2002           2001           2002           2001
                                             -----------    -----------    -----------    -----------    -----------    -----------

Accumulation and annuity units
  beginning of year ......................     2,724,658      2,545,087      5,314,674      5,432,401     10,024,200      9,546,104
Accumulation units purchased and
  transferred from other funding options .       337,664      1,213,384        879,933      2,780,609      8,116,042      9,761,074
Accumulation units redeemed and
  transferred to other funding options ...      (613,766)    (1,033,813)    (1,319,233)    (2,898,336)   (10,309,204)    (9,282,978)
Annuity units ............................            --             --             --             --             --             --
                                               ---------      ---------      ---------      ---------      ---------     ----------
Accumulation and annuity units
  end of year ............................     2,448,556      2,724,658      4,875,374      5,314,674      7,831,038     10,024,200
                                               =========      =========      =========      =========      =========     ==========

                                            TOTAL RETURN PORTFOLIO -        PUTNAM VT INTERNATIONAL       PUTNAM VT SMALL CAP VALUE
                                              ADMINISTRATIVE CLASS       GROWTH FUND - CLASS IB SHARES      FUND - CLASS IB SHARES
                                           --------------------------    -----------------------------    --------------------------
                                                2002         2001            2002            2001           2002            2001
                                           ------------   -----------    ------------    -------------    ----------    ------------

Accumulation and annuity units
  beginning of year ....................      8,945,430            --       1,088,655              --     2,040,520              --
Accumulation units purchased and
  transferred from other funding options     44,025,198     9,996,560     113,344,410     163,211,505     6,752,002       4,510,629
Accumulation units redeemed and
  transferred to other funding options .     (9,896,452)   (1,051,130)   (109,108,562)   (162,122,850)   (2,731,133)     (2,470,109)
Annuity units ..........................             --            --              --              --            --              --
                                             ----------     ---------       ---------       ---------     ---------       ---------
Accumulation and annuity units
  end of year ..........................     43,074,176     8,945,430       5,324,503       1,088,655     6,061,389       2,040,520
                                             ==========     =========       =========       =========     =========       =========

                                               PUTNAM VT VOYAGER II
                                                  FUND - CLASS IB            CAPITAL FUND - CLASS I       INVESTORS FUND - CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                 2002           2001           2002           2001           2002           2001
                                             -----------    -----------    -----------    -----------    -----------    -----------

Accumulation and annuity units
  beginning of year ......................       243,035             --     17,891,929      5,820,747     12,491,640      4,490,189

Accumulation units purchased and
  transferred from other funding options .       389,253        248,941     11,003,693     14,160,788      5,104,111      9,571,787
Accumulation units redeemed and
  transferred to other funding options ...      (176,147)        (5,906)    (5,445,642)    (2,089,606)    (3,665,350)    (1,570,336)
Annuity units ............................            --             --             --             --             --             --
                                                 -------        -------     ----------     ----------     ----------     ----------
Accumulation and annuity units
  end of year ............................       456,141        243,035     23,449,980     17,891,929     13,930,401     12,491,640
                                                 =======        =======     ==========     ==========     ==========     ==========

                                      -81-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD IV
   FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                       LARGE CAP GROWTH      SMALL CAP GROWTH FUND -         SMITH BARNEY LARGE
                                                        FUND - CLASS I              CLASS I                  CAP CORE PORTFOLIO
                                                     -------------------    -------------------------     -------------------------
                                                        2002        2001       2002           2001           2002           2001
                                                     ----------     ----    ----------     ----------     ----------     ----------

Accumulation and annuity units
  beginning of year .............................            --       --     4,474,760      3,583,866        292,267             --
Accumulation units purchased and
  transferred from other funding options ........        76,278       --     3,363,249      2,044,575        590,990        292,434
Accumulation units redeemed and
  transferred to other funding options ..........           (32)      --    (2,810,781)    (1,153,681)       (92,301)          (167)
Annuity units ...................................            --       --            --             --             --             --
                                                         ------     ----     ---------      ---------        -------        -------
Accumulation and annuity units
  end of year ...................................        76,246       --     5,027,228      4,474,760        790,956        292,267
                                                         ======     ====     =========      =========        =======        =======

                                                                                                       MULTIPLE DISCIPLINE
                                                                                       MULTIPLE DISCIPLINE           PORTFOLIO -
                                                     SMITH BARNEY PREMIER SELECTIONS   PORTFOLIO - ALL CAP        BALANCED ALL CAP
                                                        ALL CAP GROWTH PORTFOLIO         GROWTH AND VALUE         GROWTH AND VALUE
                                                       --------------------------      --------------------     --------------------
                                                           2002            2001           2002         2001        2002         2001
                                                       ----------      ----------      ----------      ----     ----------      ----

Accumulation and annuity units
  beginning of year ..............................        960,643              --              --        --             --        --
Accumulation units purchased and
  transferred from other funding options .........      1,378,370         969,716         757,469        --        667,563        --
Accumulation units redeemed and
  transferred to other funding options ...........       (270,814)         (9,073)         (1,993)       --         (3,949)       --
Annuity units ....................................             --              --              --        --             --        --
                                                        ---------         -------         -------      ----        -------      ----
Accumulation and annuity units
  end of year ....................................      2,068,199         960,643         755,476        --        663,614        --
                                                        =========         =======         =======      ====        =======      ====

                                                        MULTIPLE DISCIPLINE      MULTIPLE DISCIPLINE
                                                        PORTFOLIO - GLOBAL        PORTFOLIO - LARGE
                                                        ALL CAP GROWTH AND         CAP GROWTH AND               CONVERTIBLE
                                                              VALUE                     VALUE               SECURITIES PORTFOLIO
                                                       --------------------     --------------------     --------------------------
                                                          2002         2001        2002         2001        2002            2001
                                                       ----------      ----     ----------      ----     ----------      ----------

Accumulation and annuity units
  beginning of year ..............................             --        --             --        --      4,803,021       1,238,548
Accumulation units purchased and
  transferred from other funding options .........        282,034        --         13,475        --      1,302,325       4,423,209
Accumulation units redeemed and
  transferred to other funding options ...........           (728)       --           (721)       --     (2,096,447)       (858,736)
Annuity units ....................................             --        --             --        --             --              --
                                                          -------      ----         ------      ----      ---------       ---------
Accumulation and annuity units
  end of year ....................................        281,306        --         12,754        --      4,008,899       4,803,021
                                                          =======      ====         ======      ====      =========       =========

                                                                                   DISCIPLINED SMALL
                                                     DISCIPLINED MID CAP STOCK         CAP STOCK
                                                              PORTFOLIO                PORTFOLIO          EQUITY INCOME PORTFOLIO
                                                     --------------------------    ------------------    --------------------------
                                                         2002           2001       2002       2001           2002           2001
                                                     -----------    -----------    ----   -----------    -----------    -----------

Accumulation and annuity units
  beginning of year ..............................     1,977,669        685,804      --     1,796,539     16,858,163      8,632,635
Accumulation units purchased and
  transferred from other funding options .........       944,055      1,806,511      --       580,492      7,123,123     11,872,474
Accumulation units redeemed and
  transferred to other funding options ...........      (693,869)      (514,646)     --    (2,377,031)    (6,298,605)    (3,646,946)
Annuity units ....................................            --             --      --            --             --             --
                                                       ---------      ---------    ----          ----     ----------     ----------
Accumulation and annuity units
  end of year ....................................     2,227,855      1,977,669      --            --     17,682,681     16,858,163
                                                       =========      =========    ====          ====     ==========     ==========

                                      -82-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD IV
   FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                   FEDERATED HIGH
                                                   YIELD PORTFOLIO         FEDERATED STOCK PORTFOLIO        LARGE CAP PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2002           2001           2002           2001           2002           2001
                                             -----------    -----------    -----------    -----------    -----------    -----------

Accumulation and annuity units
  beginning of year ......................     1,484,245        264,580        834,470        191,422     14,595,948     10,873,047
Accumulation units purchased and
  transferred from other funding options .     1,796,589      1,591,174        348,872        970,767      2,476,145      6,203,595
Accumulation units redeemed and
  transferred to other funding options ...      (425,086)      (371,509)      (257,739)      (327,719)    (4,050,131)    (2,480,694)
Annuity units ............................            --             --             --             --             --             --
                                               ---------      ---------        -------        -------     ----------     ----------
Accumulation and annuity units
  end of year ............................     2,855,748      1,484,245        925,603        834,470     13,021,962     14,595,948
                                               =========      =========        =======        =======     ==========     ==========

                                                LAZARD INTERNATIONAL             MFS EMERGING                   MFS MID CAP
                                                  STOCK PORTFOLIO              GROWTH PORTFOLIO               GROWTH PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2002           2001           2002           2001           2002           2001
                                             -----------    -----------    -----------    -----------    -----------    -----------

Accumulation and annuity units
  beginning of year ......................     1,496,607        511,143     24,922,272     22,763,553      5,333,591      3,345,329
Accumulation units purchased and
  transferred from other funding options .     5,863,925      7,362,845      2,114,613      9,205,078      2,875,219      2,866,158
Accumulation units redeemed and
  transferred to other funding options ...    (5,604,902)    (6,377,381)    (6,997,703)    (7,046,359)    (2,619,500)      (877,896)
Annuity units ............................            --             --             --             --             --             --
                                               ---------      ---------     ----------     ----------      ---------      ---------
Accumulation and annuity units
  end of year ............................     1,755,630      1,496,607     20,039,182     24,922,272      5,589,310      5,333,591
                                               =========      =========     ==========     ==========      =========      =========

                                                                                       STRATEGIC              TRAVELERS QUALITY
                                                       MFS RESEARCH PORTFOLIO       STOCK PORTFOLIO            BOND PORTFOLIO
                                                     --------------------------    ------------------    --------------------------
                                                         2002           2001       2002       2001           2002           2001
                                                     -----------    -----------    ----   -----------    -----------    -----------

Accumulation and annuity units
  beginning of year ..............................    11,521,999      9,059,997      --       282,611      6,980,999      5,227,955
Accumulation units purchased and
  transferred from other funding options .........     1,582,170      4,233,153      --       624,958      3,945,351      8,449,050
Accumulation units redeemed and
  transferred to other funding options ...........    (2,417,893)    (1,771,151)     --      (907,569)    (2,572,790)    (6,696,006)
Annuity units ....................................            --             --      --            --             --             --
                                                      ----------     ----------    ----          ----      ---------      ---------
Accumulation and annuity units
  end of year ....................................    10,686,276     11,521,999      --            --      8,353,560      6,980,999
                                                      ==========     ==========    ====          ====      =========      =========

                                                    AIM CAPITAL
                                               APPRECIATION PORTFOLIO      ALLIANCE GROWTH PORTFOLIO     MFS TOTAL RETURN PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2002           2001           2002           2001           2002           2001
                                             -----------    -----------    -----------    -----------    -----------    -----------

Accumulation and annuity units
  beginning of year ......................     1,824,973             --     39,843,073     30,651,230     36,036,934     11,936,301
Accumulation units purchased and
  transferred from other funding options .       661,743      2,713,521      3,915,968     14,474,299     22,575,394     30,897,646
Accumulation units redeemed and
  transferred to other funding options ...    (1,279,237)      (888,548)   (11,964,665)    (5,282,456)   (10,111,297)    (6,797,013)
Annuity units ............................            --             --             --             --        (21,673)            --
                                               ---------      ---------     ----------     ----------     ----------     ----------
Accumulation and annuity units
  end of year ............................     1,207,479      1,824,973     31,794,376     39,843,073     48,479,358     36,036,934
                                               =========      =========     ==========     ==========     ==========     ==========

                                      -83-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD IV FOR THE YEARS
   ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                PUTNAM DIVERSIFIED          SMITH BARNEY AGGRESSIVE             SMITH BARNEY
                                                  INCOME PORTFOLIO              GROWTH PORTFOLIO            HIGH INCOME PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2002           2001           2002           2001           2002           2001
                                             -----------    -----------    -----------    -----------    -----------    -----------

Accumulation and annuity units
  beginning of year ......................     1,316,118        240,565     57,985,165     28,996,169     11,099,921      5,636,455
Accumulation units purchased and
  transferred from other funding options .       470,876      2,372,212     26,997,549     45,767,411      7,113,976     19,279,881
Accumulation units redeemed and
  transferred to other funding options ...      (677,075)    (1,296,659)   (28,717,700)   (16,778,415)    (5,550,197)   (13,816,415)
Annuity units ............................            --             --             --             --             --             --
                                               ---------      ---------     ----------     ----------     ----------     ----------
Accumulation and annuity units
  end of year ............................     1,109,919      1,316,118     56,265,014     57,985,165     12,663,700     11,099,921
                                               =========      =========     ==========     ==========     ==========     ==========

                                                                                                               SMITH BARNEY
                                            SMITH BARNEY INTERNATIONAL       SMITH BARNEY LARGE CAP         LARGE CAPITALIZATION
                                            ALL CAP  GROWTH PORTFOLIO            VALUE PORTFOLIO              GROWTH PORTFOLIO
                                           ----------------------------    ----------------------------   -------------------------
                                               2002            2001            2002            2001          2002          2001
                                           ------------    ------------    ------------    ------------   -----------  ------------

Accumulation and annuity units
  beginning of year ....................     14,710,695      13,630,375      23,516,277      11,579,767    47,413,067    32,795,600
Accumulation units purchased and
  transferred from other funding options    147,670,557     370,241,636       4,835,747      19,814,214     8,608,960    21,026,908
Accumulation units redeemed and
  transferred to other funding options .   (150,749,412)   (369,161,316)     (5,299,353)     (7,877,704)  (10,964,566)   (6,409,441)
Annuity units ..........................             --              --              --              --            --            --
                                           ------------    ------------      ----------      ----------   -----------    ----------
Accumulation and annuity units
  end of year ..........................     11,631,840      14,710,695      23,052,671      23,516,277    45,057,461    47,413,067
                                           ============    ============      ==========      ==========   ===========    ==========

                                             SMITH BARNEY MID CAP CORE    SMITH BARNEY MONEY MARKET          TRAVELERS MANAGED
                                                    PORTFOLIO                     PORTFOLIO                  INCOME PORTFOLIO
                                           ----------------------------  ----------------------------  ----------------------------
                                               2002            2001          2002            2001          2002            2001
                                           ------------    ------------  ------------    ------------  ------------    ------------

Accumulation and annuity units
  beginning of year ....................     16,510,846       9,679,447    59,727,877      26,534,599    12,089,642       3,782,648
Accumulation units purchased and
  transferred from other funding options      4,759,676       9,080,041   236,315,560     488,908,345     8,126,398      10,902,487
Accumulation units redeemed and
  transferred to other funding options .     (3,957,176)     (2,248,642) (240,618,833)   (455,715,067)   (3,983,361)     (2,595,493)
Annuity units ..........................             --              --            --              --            --              --
                                             ----------      ----------    ----------      ----------    ----------      ----------
Accumulation and annuity units
  end of year ..........................     17,313,346      16,510,846    55,424,604      59,727,877    16,232,679      12,089,642
                                             ==========      ==========    ==========      ==========    ==========      ==========

                                                   VAN KAMPEN               COMSTOCK PORTFOLIO -       EMERGING GROWTH PORTFOLIO -
                                              ENTERPRISE PORTFOLIO            CLASS II SHARES                CLASS I SHARES
                                           --------------------------    --------------------------    ---------------------------
                                               2002           2001           2002           2001           2002           2001
                                           -----------    -----------    -----------    -----------    -----------    ------------

Accumulation and annuity units
  beginning of year ....................     8,537,158      8,522,236      1,025,285             --     37,955,732     33,913,540
Accumulation units purchased and
  transferred from other funding options       964,861      2,083,181      2,202,856      1,170,424      3,202,604     16,351,393
Accumulation units redeemed and
  transferred to other funding options .    (1,911,673)    (2,068,259)      (646,599)      (145,139)    (7,906,912)   (12,309,201)
Annuity units ..........................            --             --             --             --             --             --
                                            ----------     ----------      ---------      ---------     ----------    -----------
Accumulation and annuity units
  end of year ..........................     7,590,346      8,537,158      2,581,542      1,025,285     33,251,424     37,955,732
                                            ==========     ==========      =========      =========     ==========    ===========

                                      -84-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD IV
   FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                               ENTERPRISE PORTFOLIO -    SMITH BARNEY SMALL CAP GROWTH    CONTRAFUND(R) PORTFOLIO -
                                                  CLASS II SHARES           OPPORTUNITIES PORTFOLIO            SERVICE CLASS
                                             --------------------------    --------------------------    --------------------------
                                                2002           2001           2002           2001           2002           2001
                                             -----------    -----------    -----------    -----------    -----------    -----------

Accumulation and annuity units
  beginning of year ......................        44,320             --        417,605             --     17,200,551     16,566,793
Accumulation units purchased and
  transferred from other funding options .       467,167         44,885      6,050,364        582,324      2,884,305      4,140,556
Accumulation units redeemed and
  transferred to other funding options ...       (58,183)          (565)    (4,973,842)      (164,719)    (3,186,577)    (3,506,798)
Annuity units ............................            --             --             --             --             --             --
                                                 -------         ------      ---------        -------     ----------     ----------
Accumulation and annuity units
  end of year ............................       453,304         44,320      1,494,127        417,605     16,898,279     17,200,551
                                                 =======         ======      =========        =======     ==========     ==========

                                                CONTRAFUND(R) PORTFOLIO -   DYNAMIC CAPITAL APPRECIATION    MID CAP PORTFOLIO -
                                                    SERVICE CLASS 2         PORTFOLIO - SERVICE CLASS 2      SERVICE CLASS 2
                                                -------------------------   ---------------------------  ------------------------
                                                   2002          2001          2002            2001         2002          2001
                                                ----------    -----------   -----------    ------------  ----------    ----------

Accumulation and annuity units
  beginning of year ............................ 4,520,009     1,818,005        25,806            --       190,746            --
Accumulation units purchased and
  transferred from other funding options ....... 1,715,514     3,507,618        86,025        25,809     2,234,556       192,684
Accumulation units redeemed and
  transferred to other funding options .........  (618,080)     (805,614)         (143)           (3)     (345,541)       (1,938)
Annuity units ..................................        --            --            --            --            --            --
                                                 ---------     ---------       -------        ------     ---------       -------
Accumulation and annuity units
  end of year .................................. 5,617,443     4,520,009       111,688        25,806     2,079,761       190,746
                                                 =========     =========       =======        ======     =========       =======

                                                           COMBINED
                                               -------------------------------
                                                    2002             2001
                                               --------------   --------------
Accumulation and annuity units
  beginning of year ..........................  1,508,383,664    1,041,142,836
Accumulation units purchased and
  transferred from other funding options .....  1,043,284,316    1,813,146,206
Accumulation units redeemed and
  transferred to other funding options .......   (843,832,595)  (1,345,905,378)
Annuity units ................................        (21,673)              --
                                                -------------   --------------
Accumulation and annuity units
  end of year ................................  1,707,813,712    1,508,383,664
                                                =============   ==============

                                      -85-

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Travelers Life and Annuity Company and Owners of
    Variable Annuity Contracts of The Travelers Fund BD IV for Variable
    Annuities:

We have audited the  accompanying  statements of assets and  liabilities  of The
Travelers  Fund BD IV for Variable  Annuities  as of December 31, 2002,  and the
related  statements  of  operations  for the year then ended,  the  statement of changes in net assets for each of the two years then  ended,  and the  financial highlights for each of the two years then ended. These financial  statements and financial  highlights are the  responsibility of the Account's  management.  Our responsibility  is to  express  an opinion  on these  financial  statements  and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the  United  States of  America.  Those  standards  require  that we plan and perform the audit to obtain  reasonable  assurance  about  whether the financial statements and financial highlights are free of material misstatement.  An audit includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence  with the underlying funds.  An audit also includes  assessing  the  accounting  principles  used and significant  estimates  made by  management,  as well as evaluating  the overall
financial  statement  presentation.   We  believe  that  our  audits  provide  a
reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial  position of The
Travelers Fund BD IV for Variable Annuities as of December 31, 2002, the results of its  operations  for the year then  ended,  the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended,  in conformity  with  accounting principles generally accepted in the United States of America.

                                           /s/ KPMG LLP

Hartford, Connecticut
March 28, 2003

                                      -86-

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                              Independent Auditors
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general  information  of contract  owners and is not an offer of units of The  Travelers  Fund BD IV for  Variable  Annuities  or
shares of Fund BD IV's  underlying  funds.  It should not be used in  connection with any offer except in conjunction  with the Prospectus for The Travelers Fund
BD IV for  Variable  Annuities  product(s)  offered  by The  Travelers  Life and
Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.

FNDBDIV (Annual) (12-02) Printed in U.S.A.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and
Annuity Company as of December 31, 2002 and 2001, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity
Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31,
2002, in conformity with accounting principles generally accepted in the United
States of America.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002, and its methods of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/ KPMG LLP

Hartford, Connecticut
January 21, 2003

                                       F-1

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                              STATEMENTS OF INCOME
                                ($ IN THOUSANDS)

FOR THE YEAR ENDED DECEMBER 31,                                     2002         2001         2000
                                                                 ---------    ---------    ---------
REVENUES
Premiums                                                         $  42,893    $  39,222    $  33,941
Net investment income                                              311,946      251,054      214,174
Realized investment gains (losses)                                 (30,584)      26,144       (7,396)
Fee income                                                         189,686      173,113      127,378
Other revenues                                                      19,530       14,317        9,625
----------------------------------------------------------------------------------------------------
     Total Revenues                                                533,471      503,850      377,722
----------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                               94,513       88,842       78,403
Interest credited to contractholders                               180,610      125,880       77,579
Amortization of deferred acquisition costs                          66,972       89,475       68,254
Operating expenses                                                  32,352       23,404       14,095
----------------------------------------------------------------------------------------------------
     Total Benefits and Expenses                                   374,447      327,601      238,331
----------------------------------------------------------------------------------------------------

Income before federal income taxes and cumulative effect of
   change in accounting principle                                  159,024      176,249      139,391

Federal income taxes
     Current                                                       (31,143)     (19,007)      11,738
     Deferred                                                       86,797       80,096       36,748
----------------------------------------------------------------------------------------------------
     Total Federal Income Taxes                                     55,654       61,089       48,486
----------------------------------------------------------------------------------------------------

Income before cumulative effect of change in accounting
     principle                                                     103,370      115,160       90,905

Cumulative effect of change in accounting for derivative
     instruments and hedging activities, net of tax                     --          (62)          --
----------------------------------------------------------------------------------------------------

Net Income                                                       $ 103,370    $ 115,098    $  90,905
====================================================================================================

                       See Notes to Financial Statements.

                                       F-2

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                 BALANCE SHEETS
                                ($ IN THOUSANDS)

AT DECEMBER 31,                                                       2002           2001
---------------------------------------------------------------------------------------------

ASSETS
Fixedmaturities, available for sale at fair value
     (including $144,284 and $102,347 subject to securities
     lending agreements) (cost $4,385,801 and $3,308,142)         $ 4,520,299   $ 3,352,227
Equity securities, at fair value (cost $14,939 and $16,251)            14,495        15,738
Mortgage loans                                                        134,078       125,629
Short-term securities                                                 475,365       206,759
Other invested assets                                                 384,616       238,429
---------------------------------------------------------------------------------------------
      Total Investments                                             5,528,853     3,938,782
---------------------------------------------------------------------------------------------
Separate accounts                                                   6,862,009     7,681,791
Deferred acquisition costs                                          1,064,118       814,369
Premiums and fees receivable                                           59,636        56,207
Other assets                                                          179,558       165,118
---------------------------------------------------------------------------------------------
     Total Assets                                                 $13,694,174   $12,656,267
---------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                  $1,145,692    $1,040,856
Contractholder funds                                                3,886,083     2,624,570
Separate accounts                                                   6,862,009     7,681,791
Other liabilities                                                     441,249       261,395
Deferred federal income taxes                                         199,350        70,091
---------------------------------------------------------------------------------------------
     Total Liabilities                                             12,534,383    11,678,703
---------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
   30,000 issued and outstanding                                        3,000         3,000
Additional paid-in capital                                            417,316       417,316
Retained earnings                                                     644,534       541,164
Accumulated other changes in equity from nonowner sources              94,941        16,084
---------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                     1,159,791       977,564
---------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                   $13,694,174   $12,656,267
=============================================================================================

                       See Notes to Financial Statements.

                                       F-3

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                ($ IN THOUSANDS)

                                                                          FOR THE YEAR ENDED
                                                                             DECEMBER 31,
------------------------------------------------------------------------------------------------------
COMMON STOCK                                                        2002         2001          2000
------------------------------------------------------------------------------------------------------
Balance, beginning of year                                       $    3,000   $    3,000    $    3,000
Changes in common stock                                                  --           --            --
------------------------------------------------------------------------------------------------------
Balance, end of year                                             $    3,000   $    3,000    $    3,000
======================================================================================================

------------------------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
------------------------------------------------------------------------------------------------------
Balance, beginning of year                                       $  417,316   $  417,316    $  167,316
Contribution from Parent Company                                         --           --       250,000
------------------------------------------------------------------------------------------------------
Balance, end of year                                             $  417,316   $  417,316    $  417,316
======================================================================================================

------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
------------------------------------------------------------------------------------------------------

Balance, beginning of year                                       $  541,164   $  426,066    $  335,161
Net income                                                          103,370      115,098        90,905
------------------------------------------------------------------------------------------------------
Balance, end of year                                             $  644,534   $  541,164    $  426,066
======================================================================================================

------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------

Balance, beginning of year                                       $   16,084   $   13,622    $  (39,312)
Cumulative effect of change in accounting principle for
   derivative instruments and hedging activities, net of tax             --           62            --
Unrealized gains (losses), net of tax                                73,750         (924)       52,934
Derivative instrument hedging activity gains,
    net of tax                                                        5,107        3,324            --
------------------------------------------------------------------------------------------------------
Balance, end of year                                             $   94,941   $   16,084    $   13,622
======================================================================================================

------------------------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------

Net income                                                       $  103,370   $  115,098    $   90,905
Other changes in equity from nonowner sources                        78,857        2,462        52,934
------------------------------------------------------------------------------------------------------
Total changes in equity from nonowner sources                    $  182,227   $  117,560    $  143,839
======================================================================================================

------------------------------------------------------------------------------------------------------
TOTAL SHAREHOLDERS' EQUITY
------------------------------------------------------------------------------------------------------
Changes in total shareholder's equity                            $  182,227   $  117,560    $  393,839
Balance, beginning of year                                          977,564      860,004       466,165
------------------------------------------------------------------------------------------------------
Balance, end of year                                             $1,159,791   $  977,564    $  860,004
======================================================================================================

                       See Notes to Financial Statements.

                                       F-4

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                ($ IN THOUSANDS)

FOR THE YEARS ENDED DECEMBER 31,                                 2002             2001            2000
------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                      $    43,490    $    37,915    $    33,609
     Net investment income received                              276,813        211,179        186,362
     Fee and other income received                               238,970        211,885        136,194
     Benefits and claims paid                                   (103,513)      (103,224)       (96,890)
     Interest credited to contractholders                       (180,610)      (125,880)       (77,579)
     Operating expenses paid                                    (343,932)      (354,506)      (325,180)
     Income taxes (paid) received                                 88,888         45,257        (38,548)
      Other                                                      (21,047)       (31,175)        40,628
------------------------------------------------------------------------------------------------------
         Net cash used in operating activities                      (941)      (108,549)      (141,404)
------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                        255,009         97,712        220,841
         Mortgage loans                                           36,193         20,941         28,477
     Proceeds from sales of investments
         Fixed maturities                                      1,689,931        938,987        843,856
         Equity securities                                        35,556          6,363         30,772
         Mortgage loans                                               --             --         15,260
         Real estate held for sale                                    --            (36)         2,115

     Purchases of investments
         Fixed maturities                                     (3,018,069)    (2,022,618)    (1,564,237)
         Equity securities                                       (35,735)        (2,274)       (20,361)
         Mortgage loans                                          (44,632)       (14,494)       (17,016)
     Policy loans, net                                           (11,201)        (3,395)        (2,675)
     Short-term securities (purchases) sales, net               (268,606)        40,618       (166,259)
     Other investment (purchases) sales, net                     (20,915)        (6,334)           327
     Securities transactions in course of settlement, net        117,806         64,698         21,372
------------------------------------------------------------------------------------------------------
         Net cash used in investing activities                (1,264,663)      (879,832)      (607,528)
------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                              1,486,056      1,178,421        629,138
     Contractholder fund withdrawals                            (224,542)      (185,464)      (115,289)
     Contribution from parent company                                 --             --        250,000
------------------------------------------------------------------------------------------------------
         Net cash provided by financing activities             1,261,514        992,957        763,849
------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                   (4,090)         4,576         14,917
Cash at beginning of year                                         19,514         14,938             21
------------------------------------------------------------------------------------------------------
Cash at December 31,                                         $    15,424    $    19,514    $    14,938
======================================================================================================

                       See Notes to Financial Statements.

                                      F-5

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup). On March 27, 2002, Travelers Property
Casualty Corp. (TPC), TIC's parent at December 31, 2001, completed its initial public offering (IPO). On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of the majority of its remaining interest in
TPC. Prior to the IPO, the common stock of TIC was distributed by TPC to
Citigroup Insurance Holding Corporation (CIHC) so that TIC and the Company would remain indirect wholly owned subsidiaries of Citigroup.

The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with
GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

The Company offers a variety of variable annuity products where the investment risk is borne by the contractholder, not the Company, and the benefits are not guaranteed. The premiums and deposits related to these products are reported in separate accounts. The Company considers it necessary to differentiate, for financial statement purposes, the results of the risks it has assumed from those it has not.

Certain prior year amounts have been reclassified to conform to the 2002 presentation.

ACCOUNTING CHANGES

BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted the Financial Accounting
Standards Board (FASB) Statements of Financial Accounting Standards No. 141,
"Business Combinations" (FAS 141) and No. 142, "Goodwill and Other Intangible
Assets" (FAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting.
Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

                                       F-6

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS

Effective January 1, 2002, the Company adopted FASB Statement of Financial
Accounting Standards No. 144, "Accounting for the Impairment or Disposal of
Long-Lived Assets" (FAS 144). FAS 144 establishes a single accounting model for long-lived assets to be disposed of by sale. A long-lived asset classified as held for sale is to be measured at the lower of its carrying amount or fair value less cost to sell. Depreciation (amortization) is to cease. Impairment is recognized only if the carrying amount of a long-lived asset is not recoverable from its undiscounted cash flows and is measured as the difference between the carrying amount and fair value of the asset. Long-lived assets to be abandoned, exchanged for a similar productive asset, or distributed to owners in a spin-off are considered held and used until disposed of. Accordingly, discontinued
operations are no longer to be measured on a net realizable value basis, and future operating losses are no longer recognized before they occur. The provisions of the new standard are to be applied prospectively. There has been no impact as of December 31, 2002 on the Company's results of operations, financial condition or liquidity due to this standard. The Company does not expect the impact of this standard to be significant in future reporting periods.

ACCOUNTING STANDARDS NOT YET ADOPTED

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted Statement of Financial Accounting
Standards No. 146, "Accounting for Costs Associated with Exit or Disposal
Activities" (FAS 146). FAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, FAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. It is not expected that
FAS 146 will materially affect the Company's financial statements.

STOCK-BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of
Statement of Financial Accounting Standards No. 123 (FAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under FAS No.
148, "Accounting for Stock-Based Compensation-Transition and Disclosure", issued in December 2002. FAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date.
Similar to APB 25, the alternative method of accounting, an offsetting increase to stockholders' equity under FAS 123 is recorded equal to the amount of compensation expense charged. The adoption of this change in accounting principle will not have a significant impact on the Company's results of operations, financial condition or liquidity.

                                       F-7

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

In January 2003, the FASB released FASB Interpretation No. 46, "Consolidation of
Variable Interest Entities" (FIN 46). This Interpretation changes the method of determining whether certain entities should be included in the Company's
Consolidated Financial Statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under FAS No. 94, "Consolidation of All
Majority-Owned Subsidiaries." A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

The provisions of FIN 46 are to be applied immediately to VIEs created after
January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs in which an enterprise holds a variable interest that it acquired before February 1, 2003, FIN 46 applies in the first fiscal period beginning after June 15, 2003. For any VIEs that must be consolidated under FIN
46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. FIN 46 also mandates new disclosures about VIEs, some of which are required to be presented in financial statements issued after January 31, 2003.

The Company has investments in entities that may be considered to be variable interests. The carrying value of these investments is approximately $121.9 million and primarily consists of interests in security and real estate investment funds and below investment grade asset-backed and mortgage-backed securities. The Company is evaluating the impact of applying FIN 46 to existing
VIEs in which it has variable interests and has not yet completed this analysis.
However, at this time, it is anticipated that the effect on the Company's
Balance Sheets would be insignificant. As the Company continues to evaluate the impact of applying FIN 46, additional entities may be identified that would need to be consolidated.

                                       F-8

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to record fair value.
Changes in the assumptions could affect the fair values of investments.
Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary impairments exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could adversely affect these investments.

Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Other invested assets include partnership investments and real estate joint ventures which are accounted for on the equity method of accounting.
Undistributed income of these investments is reported in net investment income.
Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

                                       F-9

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The
Company does not hold or issue derivative instruments for trading purposes. (See
Note 9 for a more detailed description of the Company's derivative use.)
Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The
Company's fair value hedges are primarily of available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in realized investment gains and losses. The Company's cash flow hedges primarily include hedges of foreign denominated funding agreements and floating rate available-for-sale securities. Derivatives that are either hedging instruments that are carried at fair value or do not qualify as hedges under the new rules are also carried at fair value with changes in value reflected in realized investment gains and losses.

For those hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield.
For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued
because a forecasted transaction will not occur when scheduled, any changes in fair value of the end-user derivative are immediately reflected in realized investment gains and losses.

The Company also purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized gains and losses. The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risk of the host contract, the entire instrument would not otherwise

                                       F-10

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

be re-measured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under FAS 133.
Derivatives embedded in convertible debt securities are classified as fixed maturity securities, consistent with the host instruments.

Prior to the adoption of FAS 133 on January 1, 2001, end-user derivatives designated as qualifying hedges were accounted for consistently with the risk management strategy as follows. Hedge accounting was generally used to account for derivatives. To qualify for hedge accounting the change in value of the derivative was expected to substantially offset the changes in value of the hedged item. Hedges were monitored to ensure that there was a high correlation between the derivative instruments and the hedged investment. Derivatives that did not qualify for hedge accounting were marked to market with changes in market value reflected in the statement of income.

Payments to be received or made under interest rate swaps were accrued and recognized in net investment income. Swaps hedging investments were carried at fair value with unrealized gains and losses, net of taxes, charged directly to shareholder's equity. Interest rate and currency swaps hedging liabilities were treated as off-balance sheet instruments.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary impairments exist. Changing economic conditions-global, regional, or related to specific issuers or industries-could adversely affect these investments. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S.
dollars, the functional currency of the Company.

SEPARATE ACCOUNTS

The Company has separate accounts that primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each of these accounts has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

DEFERRED ACQUISITION COSTS

Costs of acquiring traditional life, universal life, deferred annuities and payout annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product

                                       F-11

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

type based upon three different accounting pronouncements: Statement of
Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance
Enterprises" (FAS 60), Statement of Financial Accounting Standards No. 91,
"Accounting for Nonrefundable Fees and Costs Associated with Originating or
Acquiring Loans and Initial Direct Costs of Leases" (FAS 91) and Statement of
Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance
Enterprises for Certain Long Duration Contracts and for Realized Gains and
Losses from the Sale of Investments" (FAS 97).

DAC for deferred annuities, both fixed and variable, and payout annuities are amortized employing a level effective yield methodology per FAS 91 as permitted by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated periodically, at least annually, and the actual rate is reset in the following quarter and applied prospectively. A new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.
DAC for these products is currently being amortized over 10-15 years. DAC for universal life is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per FAS 97. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for this product is currently being amortized over 16-25 years.

DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per FAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for this product is currently being amortized over 5-20 years.

DAC is reviewed to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

VALUE OF INSURANCE IN FORCE

The value of insurance in force, reported in other assets, is an asset that was recorded in 1993 at the time of acquisition of TIC and the Company by
Citigroup's predecessor. It represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

                                       F-12

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.1% to 7.9% for these annuity products with a weighted average interest rate of 7.2%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 6.0%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life, certain deferred annuity contracts and structured settlement contracts. For universal life contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life range from 4.1% to 6.5%, with a weighted average interest rate of 5.7%.

Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from 3.0% to 10.0% with a weighted average interest rate of 5.8%.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2002 and 2001, the
Company's liability for guaranty fund assessments was not significant.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state.
Permitted statutory accounting

                                       F-13

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered income when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in income in a constant relationship to insurance benefits in force.

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, pension investment and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                                       F-14

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

2.  INVESTMENTS

FIXED MATURITIES

The amortized cost and fair values of investments in fixed maturities were as follows:

                                                                        GROSS         GROSS
DECEMBER 31, 2002                                      AMORTIZED      UNREALIZED    UNREALIZED         FAIR
($ IN THOUSANDS)                                          COST          GAINS         LOSSES          VALUE
-------------------------------------------------------------------------------------------------------------

AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                          $  423,318     $   21,809     $       90     $  445,037
     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                     217,602          5,958          2,115        221,445
     Obligations of states and political
     subdivisions                                         49,472          7,170              0         56,642
     Debt securities issued by foreign
     governments                                          21,530          2,146            296         23,380
     All other corporate bonds                         2,932,069        157,225         82,175      3,007,119
     All other debt securities                           737,215         35,255         10,926        761,544
     Redeemable preferred stock                            4,595          1,785          1,248          5,132
-------------------------------------------------------------------------------------------------------------
         Total Available For Sale                     $4,385,801     $  231,348     $   96,850     $4,520,299
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                        GROSS         GROSS
DECEMBER 31, 2001                                      AMORTIZED      UNREALIZED    UNREALIZED         FAIR
($ IN THOUSANDS)                                          COST          GAINS         LOSSES          VALUE
-------------------------------------------------------------------------------------------------------------

AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                          $  281,583     $    4,744     $    3,577     $  282,750
     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                     197,703          2,310         10,883        189,130
     Obligations of states and political
     subdivisions                                         44,587          1,903            355         46,135
     Debt securities issued by foreign
     governments                                          53,207          2,454            716         54,945
     All other corporate bonds                         2,112,121         62,649         25,784      2,148,986
     All other debt securities                           613,451         21,378         10,109        624,720
     Redeemable preferred stock                            6,090            365            894          5,561
-------------------------------------------------------------------------------------------------------------
         Total Available For Sale                     $3,308,742     $   95,803     $   52,318     $3,352,227
-------------------------------------------------------------------------------------------------------------

Proceeds from sales of fixed maturities classified as available for sale were
$1.7 billion, $939 million and $844 million in 2002, 2001 and 2000, respectively. Gross gains of $85.6 million, $67.0 million

                                       F-15

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

and $22.4 million and gross losses of $29.9 million, $22.4 million and $31.2 million in 2002, 2001 and 2000, respectively, were realized on those sales.
Additional losses of $66.9 million, $11.5 million and $2.9 million were realized due to other-than-temporary losses in value in 2002, 2001 and 2000, respectively. Impairment activity increased significantly beginning the fourth quarter of 2001 and continued through 2002. Impairments were concentrated in telecommunication and energy company investments.

Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $840.4 million and $628.2 million at
December 31, 2002 and 2001, respectively.

The amortized cost and fair value of fixed maturities available for sale at
December 31, 2002, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     -----------------------------------------------------------------------
                                                  AMORTIZED        FAIR
     ($ IN THOUSANDS)                               COST           VALUE
     -----------------------------------------------------------------------

     MATURITY:
          Due in one year or less                  $178,198       $180,542
          Due after 1 year through 5 years        1,239,752      1,275,526
          Due after 5 years through 10 years      1,689,810      1,731,046
          Due after 10 years                        856,436        888,148
     -----------------------------------------------------------------------
                                                  3,964,196      4,075,262
     -----------------------------------------------------------------------

          Mortgage-backed securities                423,318        445,037
     -----------------------------------------------------------------------
              Total Maturity                     $4,387,514     $4,520,229
     -----------------------------------------------------------------------

The Company makes significant investments in collateralized mortgage obligations
(CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S.
Treasury securities. The Company's investment strategy is to purchase CMO tranches, which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2002 and 2001, the Company held CMOs with a fair value of $265.5 million and $212.5 million, respectively. The Company's CMO holdings were 33.4%
and 49.5% collateralized by GNMA, FNMA or FHLMC securities at December 31, 2002 and 2001, respectively. In addition, the Company held $177.8 million and $64.8 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at
December 31, 2002 and 2001, respectively. All of these securities are rated AAA.

                                       F-16

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The
Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and reinvests in a short-term investment pool. See Note 10. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31,
2002 and 2001, the Company held cash collateral of $149.0 million and $104.3 million, respectively.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:

----------------------------------------------------------------------------------------
                                                          GROSS       GROSS
                                                        UNREALIZED  UNREALIZED     FAIR
($ IN THOUSANDS)                               COST       GAINS       LOSSES      VALUE
----------------------------------------------------------------------------------------

DECEMBER 31, 2002
     Common stocks                           $ 2,599     $    37     $   699     $ 1,937
     Non-redeemable preferred stocks          12,340         394         176      12,558
----------------------------------------------------------------------------------------
         Total Equity Securities             $14,939     $   431     $   875     $14,495
----------------------------------------------------------------------------------------

DECEMBER 31, 2001
     Common stocks                           $ 2,643     $    97     $   671     $ 2,069
     Non-redeemable preferred stocks          13,608         439         378      13,669
----------------------------------------------------------------------------------------
         Total Equity Securities             $16,251     $   536     $ 1,049     $15,738
----------------------------------------------------------------------------------------

Proceeds from sales of equity securities were $35.6 million, $6.4 million and
$30.8 million in 2002, 2001 and 2000, respectively. Gross gains and losses on sales and impairments were insignificant.

MORTGAGE LOANS

Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

At December 31, 2002 and 2001, the Company's mortgage loan portfolios consisted of the following:

    ------------------------------------------------------------------
    ($ IN THOUSANDS)                              2002         2001
    ------------------------------------------------------------------
    Current Mortgage Loans                      $130,303     $125,131
    Underperforming Mortgage Loans                 3,775          498
    ------------------------------------------------------------------
         Total                                  $134,078     $125,629
    ------------------------------------------------------------------

                                       F-17

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

Aggregate annual maturities on mortgage loans at December 31, 2002 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

       -----------------------------------------------------
       ($ IN THOUSANDS)
       -----------------------------------------------------
       2003                                       $  5,017
       2004                                          8,690
       2005                                          6,380
       2006                                         15,892
       2007                                          6,049
       Thereafter                                   92,050
       -----------------------------------------------------
            Total                                 $134,078
       =====================================================

CONCENTRATIONS

The Company participates in a short-term investment pool maintained by TIC. See
Note 11.

The Company's industry concentrations of investments (primarily fixed maturities), excluding those in federal and government agencies, were as follows at fair value:

       ----------------------------------------------------------------
       ($ IN THOUSANDS)                           2002          2001
       ----------------------------------------------------------------
       Finance                                  $562,179     $286,824
       Electric Utilities                        512,950      447,355
       Media                                     324,008      235,790
       Telecommunications                        304,171      213,644
       Banking                                   265,442      222,581
       ----------------------------------------------------------------

The Company held investments in foreign banks in the amount of $147 million and
$144 million at December 31, 2002 and 2001, respectively, which are included in the table above. The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $109 million and $38 million in Electric
Utilities, $35 million and $21 million in Media, and $53 million and $5 million in telecommunications at December 31, 2002 and 2001, respectively; and total below investment grade assets were $413.7 million and $182.3 million at December
31, 2002 and 2001, respectively.

                                       F-18

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

Included in mortgage loans were the following group concentrations:

        ($ IN THOUSANDS)
        -------------------------------------------------------------
        At December 31,                            2002         2001
        -------------------------------------------------------------
        STATE
        California                              $42,169      $43,700
        New York                                 22,636       23,129
        -------------------------------------------------------------
        PROPERTY TYPE
        Agricultural                            $79,075      $66,459
        Office                                   44,094       37,243
        -------------------------------------------------------------

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

RESTRUCTURED INVESTMENTS

Mortgage loan and debt securities which were restructured at below market terms at December 31, 2002 and 2001 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

NET INVESTMENT INCOME

  ------------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,
  ($ IN THOUSANDS)                              2002         2001         2000
  ------------------------------------------------------------------------------
  GROSS INVESTMENT INCOME
         Fixed maturities                     $276,818     $217,813     $163,091
         Joint ventures and partnerships        25,746       21,481       34,574
         Mortgage loans                         10,578       11,327       14,776
         Other                                   3,542        3,288        4,398
  ------------------------------------------------------------------------------
           Total gross investment income       316,684      253,909      216,839
  ------------------------------------------------------------------------------
   Investment expenses                           4,738        2,855        2,665
  ------------------------------------------------------------------------------
  Net investment income                       $311,946     $251,054     $214,174
  ------------------------------------------------------------------------------

                                       F-19

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

--------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                              2002         2001        2000
--------------------------------------------------------------------------------------------
REALIZED
       Fixed maturities                                     $(11,185)   $ 33,061    $(11,742)
       Joint ventures and partnerships                       (19,423)     (4,980)     (1,909)
       Mortgage Loans                                            (61)       (707)      3,825
       Other                                                      85      (1,230)      2,430
--------------------------------------------------------------------------------------------
         Total realized investment gains (losses)           $(30,584)   $ 26,144    $ (7,396)
--------------------------------------------------------------------------------------------

Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:

--------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                               2002        2001        2000
--------------------------------------------------------------------------------------------
UNREALIZED
     Fixed maturities                                       $ 91,013    $ 14,761    $ 78,278
     Other invested assets                                    22,449     (16,182)      3,159
--------------------------------------------------------------------------------------------
         Total unrealized investment gains (losses)          113,462      (1,421)     81,437
     Related taxes                                            39,712        (497)     28,503
--------------------------------------------------------------------------------------------
     Change in unrealized investment gains (losses)           73,750        (924)     52,934
     Balance beginning of year                                12,698      13,622     (39,312)
--------------------------------------------------------------------------------------------
         Balance end of year                                $ 86,448    $ 12,698    $ 13,622
--------------------------------------------------------------------------------------------

3.  REINSURANCE

The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

Since 1997 universal life business has been reinsured under an 80%/20% quota share reinsurance program and term life business has been reinsured under a
90%/10% quota share reinsurance program. Maximum retention of $2.5 million for universal life, and in excess of $25.0 million for term insurance is generally reached on policies in excess of $12.5 million. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million.

                                       F-20

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

Total life insurance in-force ceded under reinsurance contracts was $29.3 billion and $23.8 billion at December 31, 2002 and 2001, including $6.0 million and $8.8 million, respectively to TIC. Total life insurance premiums ceded were
$14.9 million, $11.9 million and $8.9 million in 2002, 2001 and 2000, respectively. Ceded premiums paid to TIC were immaterial for these same periods.

The Company also reinsures the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB is
$7.1 billion, of which $4.9 billion or 69% is reinsured at December 31, 2002.
GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $2.2 billion at December 31, 2002, of which $1.9 billion or 86% is reinsured. During 2002, substantially all new contracts written were not reinsured.

4.  DEFERRED ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE

The Company has two intangible, amortizable assets, DAC and the value of insurance in force. A summary of DAC follows:

                                  Traditional   Deferred
   ($ IN MILLIONS)                   Life       Annuity       UL        Total
   -----------------------------------------------------------------------------

   Beginning balance
   December 31, 2000                $36.8       $384.4      $158.3    $  579.5

   Commissions and expenses          18.4        202.9       103.0       324.3
   deferred
   Amortization expense              (7.5)       (75.8)       (6.1)      (89.4)

   -----------------------------------------------------------------------------
   Balance December 31, 2001         47.7        511.5       255.2       814.4

   Commissions and expenses          16.5        169.4       130.8       316.7
   deferred
   Amortization expense              (8.9)       (48.8)       (9.3)      (67.0)
   -----------------------------------------------------------------------------
   Balance December 31, 2002        $55.3       $632.1      $376.7    $1,064.1
   -----------------------------------------------------------------------------

The value of insurance in force totaled $12.5 million and $13.4 million at
December 31, 2002 and 2001, respectively, and was reported in other assets.
Amortization expense of value of insurance in force was insignificant for 2002 and 2001.

5.  DEPOSIT FUNDS AND RESERVES

At December 31, 2002 and 2001, the Company had $5.0 billion and $3.7 billion of life and annuity deposit funds and reserves, respectively. Of that total, $1.6 billion and $1.5 billion, respectively, were not subject to discretionary withdrawal based on contract terms. The remaining amounts were life and annuity products that were subject to discretionary withdrawal by the contractholders.
Included in the amounts that are subject to discretionary withdrawal were $2.4 billion and $1.6 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $.9 billion and $.6 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals with an average surrender charge of 4.2% and 4.9%, respectively. In the payout stage these funds are credited at significantly reduced credited rates. The remaining $.1 billion in 2002 is surrenderable without charge. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for

                                       F-21

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

6.  FEDERAL INCOME TAXES

The net deferred tax liabilities at December 31, 2002 and 2001 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

  ($ IN THOUSANDS)                                        2002          2001
  ------------------------------------------------------------------------------
  Deferred Tax Assets:
       Benefit, reinsurance and other reserves          $151,454      $180,468
       Other                                               2,286         1,904
  ------------------------------------------------------------------------------
           Total                                         153,740       182,372
  ------------------------------------------------------------------------------

  Deferred Tax Liabilities:
       Investments, net                                  (48,363)      (19,938)
       Deferred acquisition costs and value of
         insurance in force                             (303,652)     (231,454)
       Other                                              (1,075)       (1,071)
  ------------------------------------------------------------------------------
           Total                                        (353,090)     (252,463)
  ------------------------------------------------------------------------------

  Net Deferred Tax Liability                           $(199,350)     $(70,091)
  ------------------------------------------------------------------------------

TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup Inc. Federal income taxes are allocated to each member of the consolidated group, according to the Tax Sharing Agreement, on a separate return basis adjusted for credits and other amounts required by the
Agreement.

At December 31, 2002 and 2001, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately
$2.1 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $700 thousand.

7.  SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net loss was $133.9 million, $73.4 million and $66.2 million for the years ended December 31, 2002, 2001 and 2000, respectively.

Statutory capital and surplus was $397 million and $407 million at December 31,
2002 and 2001, respectively.

                                       F-22

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance
Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE
JANUARY 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioner (see Note 1, Summary of Significant Accounting
Policies, Permitted Statutory Accounting Practices). The impact of this change on statutory capital and surplus was not significant.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. The Company does not have surplus available to pay dividends to TIC in 2003 without prior approval of the State of
Connecticut Insurance Department.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner
Sources were as follows:

                                                                NET                         ACCUMULATED
                                                             UNREALIZED      DERIVATIVE    OTHER CHANGES
                                                           GAIN (LOSS) ON    INSTRUMENTS   IN EQUITY FROM
                                                             INVESTMENT      & HEDGING        NONOWNER
($ IN THOUSANDS)                                             SECURITIES      ACTIVITIES       SOURCES
---------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 1999                                     $(39,312)      $     --       $(39,312)
Unrealized gains on investment securities,
   net of tax of $25,914                                         48,127             --         48,127
Reclassification adjustment for losses
    included in net income, net of tax of $2,589                  4,807             --          4,807
---------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                    52,934             --         52,934
---------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2000                                       13,622             --         13,622
Cumulative effect of change in accounting for derivative
   instruments and hedging activities, net of tax of $33             --             62             62
Unrealized gains on investment securities,
   net of tax of $8,653                                          16,070             --         16,070
Reclassification adjustment for gains
    included in net income, net of tax of $(9,150)              (16,994)            --        (16,994)
Derivative instrument hedging activity gains, net of
    tax of $1,789                                                    --          3,324          3,324
---------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                      (924)         3,386          2,462
---------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2001                                       12,698          3,386         16,084
Unrealized gains on investment securities,
   net of tax of $29,008                                         53,871             --         53,871
Reclassification adjustment for losses
   included in net income, net of tax of $10,704                 19,879             --         19,879
Derivative instrument hedging activity gains, net of
   tax of $2,750                                                     --          5,107          5,107
---------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                    73,750          5,107         78,857
---------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2002                                     $ 86,448       $  8,493       $ 94,941
=========================================================================================================

                                       F-23

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

8.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2002, 2001 and 2000.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a
401(k) savings plan sponsored by Citigroup. See Note 11. The Company's expenses in connection with the 401(k) savings plan were not significant in 2002, 2001 and 2000.

9.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions.
These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

                                       F-24

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the
Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters contracts to exchange foreign currency for
U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2002 and 2001:

                                        Year Ended          Year Ended
   ($ IN MILLIONS)                      December 31, 2002   December 31, 2001
   --------------------------------------------------------------------------
   Hedge ineffectiveness recognized
     related to fair value hedges             $(5.2)              $1.9
   Hedge ineffectiveness recognized
     related to cash flow hedges                1.1                (.4)

During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. During the year ended
December 31, 2001 there were no discontinued forecasted transactions.

Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2002 is not significant.

In 2000, these derivative financial instruments were treated as off-balance sheet instruments. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For swaps, options and forward contracts, credit risk is limited to the amount that it would cost the
Company to replace the contacts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties.

The Company had interest rate and equity options, net of intercompany balances, with fair values of $161.7 million and $67.4 million, at December 31, 2002 and
2001, respectively.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2002 and 2001 were $23.9 million and
$0 respectively. The notional values of unfunded commitments were $35.5 million and $43.8 million at December 31, 2002 and 2001, respectively.

                                       F-25

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Fair values of financial instruments that are considered insurance contracts are not required to be disclosed and are not included in the amounts discussed.

At December 31, 2002, investments in fixed maturities had a carrying value and a fair value of $4.5 billion compared with a carrying value and a fair value of
$3.4 billion at December 31, 2001. See Notes 1 and 2.

At December 31, 2002, mortgage loans had a carrying value of $134.1 million and a fair value of $148.0 million and at December 31, 2001 had a carrying value of
$125.6 million and a fair value of $131.6 million. In estimating fair value, the
Company used interest rates reflecting the current real estate financing market.

The carrying values of short-term securities were $475.4 million and $206.8 million in 2002 and 2001, respectively, which approximated their fair values.
Policy loans which are included in other invested assets had carrying values of
$27.4 million and $16.3 million in 2002 and 2001, respectively, which also approximated their fair values.

The carrying values of $151.5 million and $133.7 million of financial instruments classified as other assets approximated their fair values at
December 31, 2002 and 2001, respectively. The carrying values of $319.8 million and $208.1 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2002 and 2001, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

At December 31, 2002, contractholder funds with defined maturities had a carrying value of $2.7 billion and a fair value of $2.9 billion, compared with a carrying value of $1.9 billion and a fair value of $1.9 billion at December 31,
2001. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $1.1 billion and a fair value of $926 million at December 31, 2002, compared with a carrying value of $806 million and a fair value of $675 million at December 31, 2001. These contracts generally are valued at surrender value.

10.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In the ordinary course of business, the Company is a defendant or co-defendant in various litigation matters incidental to and typical of the businesses in which it is engaged. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's results of operations, financial condition or liquidity.

                                       F-26

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

11.  RELATED PARTY TRANSACTIONS

TIC handles banking functions, including payment of salaries and expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, data processing services, benefit management and administration, property management and investment technology services to the Company as of
December 31, 2002. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant in 2002, 2001 and 2000.

TIC maintains a short-term investment pool in which the Company participates.
The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2002 and 2001, the pool totaled approximately
$4.2 billion and $5.6 billion, respectively. The Company's share of the pool amounted to $356.0 million and $90.6 million at December 31, 2002 and 2001, respectively, and is included in short-term securities in the balance sheet.

At December 31, 2002 and 2001, the Company had investments in Tribeca Citigroup
Investments Ltd., an affiliate of the Company, in the amounts of $26.7 million and $34.0 million, respectively. Income of $1.9 million, $4.5 million and $7.2 million was earned on these investments in 2002, 2001 and 2000, respectively.
The Company also had investments in an affiliated joint venture, Tishman Speyer, in the amount of $24.1 million and $40.1 million at December 31, 2002 and 2001, respectively. Income of $19.8 million, $8.5 million and $6.8 million was earned on these investments in 2002, 2001 and 2000, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's length basis.

At December 31, 2002 and 2001 the Company had outstanding loaned securities to
SSB in the amount of $10.2 million and $6.5 million, respectively.

The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2002 and 2001.

The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity
Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the
Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

The Company sold structured settlement annuities to its former property casualty insurance affiliates. Policy reserves and contractholder fund liabilities associated with these structured settlements were $607 million at December 31,
2001.

The Company distributes fixed and variable annuity products through its affiliate, Salomon Smith Barney (SSB). Premiums and deposits related to these products were $.8 billion, $1.2 billion and $1.6 billion in 2002, 2001 and 2000, respectively. The Company also markets term and universal life products through
SSB. Premiums related to such products were $87.2 million, $74.5 million and
$59.3 million in 2002, 2001 and 2000, respectively.

                                       F-27

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company also distributes deferred annuity products through its affiliates
Primerica Financial Services (PFS), CitiStreet Retirement Services and Citibank,
N.A. (Citibank). Deposits received from PFS were $662 million, $738 million and
$844 million in 2002, 2001 and 2000, respectively. Deposits from Citibank and
CitiStreet Retirement Services were $117 million and $184 million respectively for 2002, $166 million and $136 million, respectively, for 2001, and $131 million and $220 million, respectively, for 2000.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup
Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2000 and 2001, Citigroup introduced the Citigroup 2000 Stock Purchase Plan and
Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income was insignificant in 2002,
2001 and 2000.

Prior to the IPO of TPC, most leasing functions for TIC and its subsidiaries, including the Company, were handled by its property casualty insurance subsidiaries. Rent expense related to these leases was shared by the companies on a cost allocation method based generally on estimated usage by department. In
2002, TIC sold its home office buildings in Hartford, Connecticut and now leases space from a third party. The Company's rent expense was insignificant in 2002,
2001 and 2000.

12.  RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES

The following table reconciles net income to net cash used in operating activities:

  -------------------------------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,                               2002          2001          2000
  ($ IN THOUSANDS)
  -------------------------------------------------------------------------------------------------
  Net Income                                                 $ 103,370     $ 115,160     $  90,905
     Adjustments to reconcile net income to cash used in
     operating activities:
         Realized (gains) losses                                30,584       (26,144)        7,396
         Deferred federal income taxes                          86,797        80,096        36,748
         Amortization of deferred policy acquisition costs      66,972        89,475        68,254
         Additions to deferred policy acquisition costs       (316,721)     (324,277)     (297,733)
         Investment income accrued                             (35,133)      (39,875)      (27,812)
         Insurance reserves                                     (9,000)      (14,382)      (18,487)
         Other                                                  72,190        11,398          (675)
  -------------------------------------------------------------------------------------------------
         Net cash used in operations                         $    (941)    $(108,549)    $(141,404)
  -------------------------------------------------------------------------------------------------

ITEM 9.  CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS ON ACCOUNTING AND
FINANCIAL DISCLOSURE.

     None.

                                       F-28

         INDEX TO FINANCIAL STATEMENTS AND FINANCIAL STATEMENT SCHEDULES

                                                                                               PAGE
The Travelers Life and Annuity Company
     Independent Auditors' Report                                                               F-1
     Statements of Income                                                                       F-2
     Balance Sheets                                                                             F-3
     Statements of Changes in Shareholder's Equity                                              F-4
     Statements of Cash Flows                                                                   F-5
     Notes to Financial Statements                                                              F-6

Independent Auditors' Report                                                                   F-30

Schedule I - Summary of Investments - Other than Investments in Related Parties 2002           F-31

Schedule III - Supplementary Insurance Information 2000-2002                                   F-32

Schedule IV - Reinsurance 2000-2002                                                            F-33

All other schedules are inapplicable for this filing.

                                      F-29

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of January 21, 2003, we reported on the balance sheets of The
Travelers Life and Annuity Company as of December 31, 2002 and 2001, and the
related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2002, which are included in this Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002, and its methods of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/ KPMG LLP

Hartford, Connecticut
January 21, 2003

                                       F-30

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2002
                                ($ IN THOUSANDS)

-------------------------------------------------------------------------------------------------------
                                                                                      AMOUNT SHOWN IN
TYPE OF INVESTMENT                                              COST        VALUE     BALANCE SHEET (1)
-------------------------------------------------------------------------------------------------------

Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
            authorities                                      $  470,768   $  486,651    $  486,651
         States, municipalities and political subdivisions       49,472       56,642        56,642
         Foreign governments                                     21,530       23,380        23,380
         Public utilities                                       425,661      398,706       398,706
         Convertible bonds and bonds with warrants attached      30,170       31,063        31,063
         All other corporate bonds                            3,381,892    3,518,725     3,518,725
-------------------------------------------------------------------------------------------------------
              Total Bonds                                     4,379,493    4,515,167     4,515,167
     Redeemable Preferred Stocks                                  4,595        5,132         5,132
-------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                               4,384,088    4,520,299     4,520,299
-------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                  2,599        1,937         1,937
-------------------------------------------------------------------------------------------------------
              Total Common Stocks                                 2,599        1,937         1,937
     Non-Redeemable Preferred Stocks                             12,340       12,558        12,558
-------------------------------------------------------------------------------------------------------
         Total Equity Securities                                 14,939       14,495        14,495
-------------------------------------------------------------------------------------------------------

Mortgage Loans                                                  134,078                    134,078
Policy Loans                                                     27,491                     27,491
Short-Term Securities                                           475,365                    475,365
Other Investments (2) (3)                                       303,621                    302,996
-------------------------------------------------------------------------------------------------------
         Total Investments                                   $5,339,582                 $5,474,724
=======================================================================================================

(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to
    Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of
    $53,106 and $54,129, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                                       F-31

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2000-2002
                                ($ IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------
                                       FUTURE POLICY                                        BENEFITS, CLAIMS,
                                       BENEFITS, LOSSES,                   NET INVESTMENT   LOSSES AND
                 DEFERRED POLICY       CLAIMS AND LOSS       PREMIUM       INCOME           SETTLEMENT
                 ACQUISITION COSTS     EXPENSES (1)          REVENUE                        EXPENSES (2)
---------------------------------------------------------------------------------------------------------------

     2002           $1,064,118           $5,031,775          $42,893         $311,946         $275,123

     2001             $814,369           $3,665,426          $39,222         $251,054         $214,722

     2000             $579,567           $2,621,187          $33,941         $214,174         $155,982

---------------------------------------------------------

                                 OTHER
 AMORTIZATION OF DEFERRED        OPERATING     PREMIUMS
 POLICY ACQUISITION COSTS        EXPENSES      WRITTEN
---------------------------------------------------------

        $66,972                  $32,352       $42,893

        $89,475                  $23,404       $39,222

        $68,254                  $14,095       $33,941

(1) Includes contractholder funds.

(2) Includes interest credited on contractholder funds.

                                       F-32

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE IV
                                   REINSURANCE
                                ($ IN THOUSANDS)

----------------------------------------------------------------------------------------------------
                                                                ASSUMED                   PERCENTAGE
                                                 CEDED TO        FROM                     OF AMOUNT
                                    GROSS          OTHER         OTHER         NET         ASSUMED
                                    AMOUNT       COMPANIES     COMPANIES      AMOUNT       TO NET
----------------------------------------------------------------------------------------------------

2002
----

Life Insurance In Force            $35,807,212   $29,261,075     $  --       $6,546,137       --%
Premiums:
     Annuity                           $ 4,515       $    --     $  --          $ 4,515
     Individual life                    53,310        14,932        --           38,378
                                       -------       -------     -----          -------
         Total Premiums                $57,825       $14,932     $  --          $42,893       --%
                                       =======       =======     =====          =======

2001
----

Life Insurance In Force            $28,793,622   $23,818,768     $  --       $4,974,854       --%
Premiums:
     Annuity                           $ 3,319       $    --     $  --          $ 3,319
     Individual Life                    47,826        11,923                     35,903
                                       -------       -------     -----          -------
         Total Premiums                $51,145       $11,923     $  --          $39,222       --%
                                       =======       =======     =====          =======

2000
----

Life Insurance In Force            $21,637,160   $17,355,206     $  --       $4,281,954       --%
Premiums:
     Annuity                           $ 6,034       $    --     $  --          $ 6,034
     Individual life                    36,770         8,863        --           27,907
                                       -------       -------     -----          -------
         Total Premiums                $42,804       $ 8,863     $  --          $33,941       --%
                                       =======       =======     =====          =======

                                       F-33

  PART C

  Other Information

Item 24.	Financial Statements and Exhibits

(a)	The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant’s Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

Statement of Assets and Liabilities as of December 31, 2002
  Statement of Operations for the year ended December 31, 2002
  Statement of Changes in Net Assets for the years ended December 31, 2002 and 2001
  Statement of Investments as of December 31, 2002
Notes to Financial Statements

The financial statements and schedules of The Travelers Life and Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

Statements of Income for the years ended December 31, 2002, 2001 and 2000
  Balance Sheets as of December 31, 2002 and 2001
  Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2002, 2001 and 2000
  Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000
Notes to Financial Statements

(b)	EXHIBITS

Exhibit Number	Description

1.	Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)

2.	Not Applicable.

3(a).	Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) the Registration Statement on Form S-2, File No. 333-58809 filed February 26, 2001.)

3(b).	Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

4.	Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 333-70659, filed January 15, 1999.)

5.	Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-70659, filed September 29, 1999.)

6(a).	Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1998.)

6(b).	By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1998.)

7.	Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

8.	Participation Agreements. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-69773 filed February 19, 2003.)

9.	Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, File No. 333-70659, filed January 15, 1999.)

10.	Consent of KPMG LLP, Independent Auditors. Filed herewith.

11.	Not applicable.

12.	Not applicable.

13.	Computation of Total Return Calculations - Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-70659, filed September 29, 1999.)

15(a)	Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis and Katherine M. Sullivan. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 3 the Registration Statement on Form N-4, File No. 333-27689, filed April 12. 2000.)

15(b)	Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory foGlenn D. Lammey and Marla Berman Lewitus. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed February 26, 2001.)

15(c)	Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory foGlenn D. Lammey and Marla Berman Lewitus. (Incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, filed April 6, 2001.)

Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William R. Hogan. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 4 filed April 17, 2001.)

Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-27687 filed April 19, 2002.)

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Insurance Company

George C. Kokulis*	Director, Chairman, President and Chief Executive Officer

Glenn D. Lammey*	Director, Executive Vice President, Chief Financial Officer, Chief Accounting Officer

Kathleen L. Preston*	Director and Executive Vice President

Edward W. Cassidy*	Senior Vice President

Madelyn J. Lankton*	Senior Vice President

Marla Berman Lewitus*	Director, Senior Vice President and General Counsel

Brendan Lynch*	Senior Vice President

Laura A. Pantaleo***	Senior Vice President

David A. Tyson*	Senior Vice President

F. Denney Voss*	Senior Vice President

David A. Golino*	Vice President and Controller

Donald R. Munson, Jr.*	Vice President

Mark Remington*	Vice President

Tim W. Still*	Vice President

Linn K. Richardson*	Second Vice President and Actuary

Paul Weissman*	Second Vice President and Actuary

Ernest J.Wright*	Vice President and Secretary

Kathleen A. McGah*	Assistant Secretary and Deputy General Counsel

  Principal Business Address:
*	The Travelers Insurance Company One Cityplace Hartford, CT 06103-3415	**	Citigroup Inc. 399 Park Avenue New York, N.Y. 10022

***	Travelers Financial Distributors 2 Tower Center East Brunswick, NJ 08816

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

  Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.

Item 27.	Number of Contract Owners

  As of February 28, 2003, 12,428 contract owners held qualified and non-qualified contracts offered by the Registrant.

Item 28.	Indemnification

  Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes (“C.G.S.”) regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation’s obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

  Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

  Rule 484 Undertaking

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by i t is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	Travelers Distribution LLC One Cityplace Hartford, CT 06103-3415

  Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

  The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, The Travelers Fund ABD for Variable Annuities, Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Tr avelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)	Name and Principal Business Address*	Positions and Offices With Underwriter

	Kathleen L. Preston	Board of Manager

	Glenn D. Lammey	Board of Manager

	William F. Scully III	Board of Manager

	Donald R. Munson, Jr.	Board of Manager, President, Chief Executive Officer and Chief Operating Officer

	Tim W. Still	Vice President

	Anthony Cocolla	Vice President

	John M. Laverty	Treasurer and Chief Financial Officer

	Alison K. George	Chief Compliance Officer

	Ernest J. Wright	Secretary

	Kathleen A. McGah	Assistant Secretary

	William D. Wilcox	Assistant Secretary

  * The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)	Not Applicable

Item 30.	Location of Accounts and Records

(1)	The Travelers Life and Annuity Company One Cityplace Hartford, Connecticut 06103-3415

Item 31.	Management Services

  Not Applicable.

Item 32.	Undertakings

  The undersigned Registrant hereby undertakes:

(a)	To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b)	To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

  The Company hereby represents:

(a).	That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

  SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 25th day of April, 2003.

  THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
  (Registrant)

  THE TRAVELERS LIFE AND ANNUITY COMPANY
  (Depositor)

By:	*GLENN D. LAMMEY

Glenn D. Lammey, Chief Financial Officer, Chief Accounting Officer

  As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 25th day of April 2003.

*GEORGE C. KOKULIS (George C. Kokulis)	Director, President and Chief Executive Officer (Principal Executive Officer)

*GLENN D. LAMMEY (Glenn D. Lammey)	Director, Chief Financial Officer, Chief Accounting Officer (Principal Financial Officer)

*MARLA BERMAN LEWITUS (Marla Berman Lewitus)	Director

*KATHLEEN L. PRESTON (Kathleen L. Preston)	Director

  *By:    /s/Ernest J. Wright, Attorney-in-Fact

  EXHIBIT INDEX

Exhibit No.	Description	Method of Filing
10.	Consent of KPMG LLP, Independent Auditors.	Electronically